485APOS		File Nos. 333-171427
Allianz Vision (POS)		811-05618
		Class I.D. C000098186
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	25	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	453	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
x		60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: October 17, 2016
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in this Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-139701 and 811-05618 filed on July 19, 2016. All applicable filing fees have been paid.

PART A – PROSPECTUS

ALLIANZ VISIONSM VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)
The information in this prospectus is not complete and may be changed. We cannot sell Allianz Vision Variable Annuity pursuant to this prospectus until the Registration Statement containing this prospectus filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell the Contract and is not soliciting an offer to buy the Contract in any state where the offer or sale is not permitted.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).
The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits for an additional charge:
Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.
Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit.
Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 29, 2013 through April 24, 2015 and is described in Appendix I.
Income Protectorprovides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase).
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from April 29, 2013 through October 14, 2016 and is described in Appendix J.
If you have the Quarterly Value Death Benefit, you must also have either Income Protector or one of the previously available Lifetime Benefits, Target Date Benefits, Income Focus or Investment Protector (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit. If you select Income Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Quarterly Value Death Benefit and Income Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract. For information on the rates used to calculate the guaranteed values and benefits for Income Protector, please see the Rate Sheet Supplement. Please see Appendix K of this prospectus for information regarding the rates for previously available Income Protector riders issued before October 17, 2016.
All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability of Allianz Life.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC's website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI's table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract's features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: October 17, 2016
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Versions of the Contract and Optional Benefits Described in this Prospectus
This prospectus contains information on two different versions of the Allianz Vision Contract. "Version A Contracts" were issued on or prior to April 29, 2011(Registration Statement No. 333-139701). "Version B Contracts" were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171427). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.
The table below lists the optional benefits that were offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector (for example, (05.11)) is located in your rider. If you have questions about which version of the Allianz Vision Contract or optional benefits you have, please contact our Service Center at (800) 624-0197.
Contract Version	Discussed in Appendix	Optional Benefit That Is No Longer Available	Available From	Available Through
A	D	Lifetime Plus Benefit	May 1, 2007	January 23, 2009
A		Lifetime Plus II Benefit	November 12, 2007	March 31, 2009
A		Lifetime Plus 10 Benefit	July 17, 2008	March 31, 2009
A	E	Target Date Retirement Benefit	March 17, 2008	January 23, 2009
A		Target Date 10 Benefit	January 26, 2009	March 31, 2009
A	F	Original Quarterly Value Death Benefit	May 1, 2007	April 30, 2010
A and B		Second Quarterly Value Death Benefit	May 2, 2010	April 27, 2012
A and B	G	Short Withdrawal Charge Option	May 1, 2007	July 23, 2012
A	H	No Withdrawal Charge Option	March 17, 2008	March 31, 2009
A and B			July 22, 2009	July 23, 2012
B	I	Income Focus	April 30, 2012	April 24, 2015
A	J	Investment Protector (08.09)	July 22, 2009	April 30, 2010
A and B		Investment Protector (05.10)	May 3, 2010	January 20, 2012
A and B		Investment Protector (01.12)	January 23, 2012	April 27, 2012
A (issued on or after April 1, 2009) and B		Investment Protector (01.12)	April 30, 2012	July 6, 2012
A (issued on or after April 1, 2009) and B		Investment Protector (07.12)	July 9, 2012	July 19, 2013
A (issued on or after April 1, 2009) and B		Investment Protector (07.13)	July 22, 2013	April 24, 2015
A (issued on or after April 1, 2009) and B		Investment Protector (04.15)	April 27, 2015	April 22, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (04.16)	April 25, 2016	May 2, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (05.16)	May 3, 2016	June 6, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (06.16)	June 7, 2016	July 4, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (07.16)	July 5, 2016	August 1, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (08.16)	August 2, 2016	September 5, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (09.16)	September 6, 2016	October 3, 2016
A (issued on or after April 1, 2009) and B		Investment Protector (10.16)	October 4, 2016	October 14, 2016
A	K	Income Protector (08.09)	July 22, 2009	April 30, 2010
A		Income Protector (05.10)	May 3, 2010	April 29, 2011
A and B		Income Protector (05.11)	May 2, 2011	January 20, 2012(1)
A and B		Income Protector (01.12)	January 23, 2012(2)	April 27, 2012
A (issued on or after April 1, 2009) and B		Income Protector (05.12)	April 30, 2012	July 20, 2012
A (issued on or after April 1, 2009) and B		Income Protector (07.12)	July 23, 2012	October 12, 2012
A (issued on or after April 1, 2009) and B		Income Protector (10.12)	October 15, 2012	April 24, 2015
A (issued on or after April 1, 2009) and B		Income Protector (04.15)	April 27, 2015	April 22, 2016
A (issued on or after April 1, 2009) and B		Income Protector (04.16)	April 25, 2016	May 2, 2016
A (issued on or after April 1, 2009) and B		Income Protector (05.16)	May 3, 2016	June 6, 2016
A (issued on or after April 1, 2009) and B		Income Protector (06.16)	June 7, 2016	July 4, 2016
A (issued on or after April 1, 2009) and B		Income Protector (07.16)	July 5, 2016	August 1, 2016
A (issued on or after April 1, 2009) and B		Income Protector (08.16)	August 2, 2016	September 5, 2016
A (issued on or after April 1, 2009) and B		Income Protector (09.16)	September 6, 2016	October 3, 2016
(1)	In all states except Oregon. In Oregon, Income Protector (05.11) was available through February 21, 2012.
(2)	In all states except Oregon. In Oregon, Income Protector (01.12) was available from February 22, 2013.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

If you select Income Protector, we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.
(1)	Investment Options below available with the current version of Income Protector.
All of the Investment Options below are available to a Contract without Income Protector. See Appendix D, E, I, J and K for the Investment Options available with previously available versions of Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector and Income Protector.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio(1)
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund(1)
AZL® MVP BlackRock Global Strategy Plus Fund(1)
AZL® MVP DFA Multi-Strategy Fund(1)
AZL MVP FusionSM Dynamic Balanced Fund(1)
AZL MVP FusionSM Dynamic Conservative Fund(1)
AZL MVP FusionSM Dynamic Moderate Fund(1)
AZL® MVP Growth Index Strategy Fund(1)
AZL® MVP Moderate Index Strategy Fund(1)
AZL® MVP Pyramis Multi-Strategy Fund(1)
AZL® MVP T. Rowe Price Capital Appreciation Plus Fund(1)
BLACKROCK
AZL® Emerging Markets Equity Index Fund
AZL® Enhanced Bond Index Fund(1)
AZL® Global Equity Index Fund
AZL® Government Money Market Fund(1)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund(1)
Franklin Mutual Shares VIP Fund
Franklin U.S. Government Securities VIP Fund(1)
Templeton Global Bond VIP Fund(1)
Templeton Growth VIP Fund

GATEWAY
AZL® Gateway Fund
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio
METWEST
AZL® MetWest Total Return Bond Fund(1)
MFS
MFS VIT Total Return Bond Portfolio
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
NFJ
Allianz NFJ Dividend Value VIT Portfolio
PIMCO
PIMCO VIT All Asset Portfolio(1)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio(1)
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio(1)
PIMCO VIT High Yield Portfolio(1)
PIMCO VIT Real Return Portfolio(1)
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio(1)
PIMCO VIT Unconstrained Bond Portfolio(1)
PYRAMIS
AZL® Pyramis® Total Bond Fund(1)
PYRAMIS/GEODE
AZL® Pyramis® Multi-Strategy Fund
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

TABLE OF CONTENTS
Glossary		7
Fee Tables		12
	Owner Transaction Expenses	12
	Owner Periodic Expenses	12
	Contract Annual Expenses	13
	Annual Operating Expenses of the Investment Options	15
	Examples	16
1.	The Variable Annuity Contract	17
	State Specific Contract Restrictions	18
	When The Contract Ends	18
2.	Owners, Annuitants, and Other Specified Persons	19
	Owner	19
	Joint Owners	19
	Annuitant	19
	Beneficiary	20
	Covered Person(s)	20
	Payee	21
	Assignments, Changes of Ownership and Other Transfers of Contract Rights	21
3.	Purchase Payments	22
	Purchase Payment Requirements	22
	Allocation of Purchase Payments	23
	Automatic Investment Plan (AIP)	24
	Dollar Cost Averaging (DCA) Program	24
4.	Valuing Your Contract	25
	Accumulation Units	25
	Computing Contract Value and Bonus Value	26
5.	Investment Options	26
	Substitution and Limitation on Further Investments	33
	Transfers Between Investment Options	33
	Electronic Investment Option Transfer and Allocation Instructions	35
	Excessive Trading and Market Timing	35
	Flexible Rebalancing Program	37
	Financial Adviser Fees	37
	Voting Privileges	38
6.	Our General Account	38
7.	Expenses	38
	Mortality and Expense Risk (M&E) Charge	38
	Rider Charge	39
	Contract Maintenance Charge	40
	Withdrawal Charge	40
	Transfer Fee	43
	Premium Tax	43
	Income Tax	43
	Investment Option Expenses	43
8.	Access to Your Money	43
	Free Withdrawal Privilege	45
	Systematic Withdrawal Program	46
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	46
	Waiver of Withdrawal Charge Benefit	46
	Suspension of Payments or Transfers	47
9.	The Annuity Phase	47
	Calculating Your Annuity Payments	47
	Variable or Fixed Annuity Payments	47
	Annuity Payment Options	48
	When Annuity Payments Begin	49
	Partial Annuitization	49
10.	Death Benefit	50
	Traditional Death Benefit	50
	Death of the Owner and/or Annuitant	50
	Death Benefit Payment Options During the Accumulation Phase	50
11.	Selection of Optional Benefits	52
	Replacing Optional Benefits	53
11.a	Income Protector	53
	Selecting Income Protector	54
	Removing Income Protector	54
	Lifetime Plus Payment Overview	55
	Benefit Base	55
	Quarterly Anniversary Value	56
	Annual Increase	56
	Requesting Lifetime Plus Payments	57
	Calculating Your Lifetime Plus Payments	58
	Automatic Annual Lifetime Plus Payment Increases	60
	Rate Sheet Supplement	60
	Taxation of Lifetime Plus Payments	60
	Charge Lock Option	60
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	62
	When Income Protector Ends	63
11.b	Quarterly Value Death Benefit	63
11.c	Bonus Option	65
12.	Taxes	65
	Qualified and Non-Qualified Contracts	66
	Taxation of Annuity Contracts	66
	Taxation of Lifetime Payments	67
	Tax-Free Section 1035 Exchanges	67

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

13.	Other Information	67
	Allianz Life	67
	The Separate Account	67
	Distribution	68
	Additional Credits for Certain Groups	69
	Administration/Allianz Service Center	69
	Legal Proceedings	70
	Financial Statements	70
	Status Pursuant to Securities Exchange Act of 1934	70
14.	Privacy Notice	71
15.	Table of Contents of the Statement of Additional Information (SAI)	72
Appendix A	Annual Operating Expenses for Each Investment Option	73
Appendix B	Condensed Financial Information	75
Appendix C	Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract	83
Appendix D	Lifetime Benefits	84
	Removing a Lifetime Benefit	85
	Covered Person(s)	86
	Lifetime Plus Payment Overview	87
	Benefit Base	88
	Quarterly Anniversary Value	89
	Lifetime Plus Benefit and Lifetime Plus II Benefit Value Differences	89
	5% Annual Increase and Enhanced 5% Annual Increase	90
	Enhanced 10-Year Value	90
	Manual Resets Under Lifetime Plus Benefit	91
	Automatic Resets Under Lifetime Plus II Benefit	91
	Lifetime Plus 10 Benefit's 10% Annual Increase	92
	Requesting Lifetime Plus Payments	93
	Calculating Your Lifetime Plus Payments	94
	Automatic Annual Lifetime Plus Payment Increases	96
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	97
	When a Lifetime Benefit Ends	98
Appendix E	Target Date Benefits	98
	Removing a Target Date Benefit	99
	Target Value Dates	99
	Target Value	100
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	101
	When a Target Date Benefit Ends	105
Appendix F	Previous Versions Of The Quarterly Value Death Benefit	105
Appendix G	Short Withdrawal Charge Option	106
Appendix H	No Withdrawal Charge Option	106
Appendix I	Income Focus	107
	Removing Income Focus	107
	Income Focus Payment Overview	108
	Total Income Value	108
	Income Values	109
	Income Value Percentages and Performance Increases	109
	Requesting Income Focus Payments	110
	Calculating Your Income Focus Payments	111
	Taxation of Income Focus Payments	112
	Charge Lock Option	113
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	114
	When Income Focus Ends	115
Appendix J	Investment Protector	116
	Removing Investment Protector	117
	Target Value Dates	117
	Target Value	118
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	119
	When Investment Protector Ends	126
Appendix K	Previous Versions of Income Protector	127
Appendix L	Charge Lock Option Examples	129
	Income Protector	129
	Income Focus	129
Appendix M	Additional Expense Examples	130
For Service or More Information		131
Our Service Center		131

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.
10% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 10 Benefit described in Appendix D.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you have the Quarterly Value Death Benefit described in section 11.b. Additional Required Benefits include Income Protector, Lifetime Benefits, Target Date Benefits, Income Focus, and Investment Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If you select Income Protectorat issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase as discussed in section 11.a. The Annual Increase Percentage for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Annual Increase Percentage for previously available versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a or under the Lifetime Benefits discussed in Appendix D, or Income Focus Payments under Income Focus.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary.
Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 (subject to a three-year vesting schedule) as discussed in section 11.c. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.
Bonus Value – if you have the Bonus Option, the total Contract Value plus any unvested bonus amounts.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Charge Lock Date – this is the date after which your Income Protector or Income Focus rider charge does not change.
Charge Lock Option – a rider that may be available to you if you have Income Protector or Income Focus and we increase your benefit's rider charge. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases. The Charge Lock Option rider for Income Protector is discussed in section 11.a, and for Income Focus it is discussed in Appendix I.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments or Income Focus Payments. There are restrictions on who can become a Covered Person.
Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.
Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.
Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.
Earliest Anniversary – the earliest available initial Target Value Date that you can select as discussed in Appendix J. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix J also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Enhanced 10-Year Value – an amount used to determine the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus II Benefit described in Appendix D.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date as discussed in Appendix J. Appendix J also includes historical Future Anniversary rates for all versions of Investment Protector.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Good Order – a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value as discussed in Appendix J. Appendix J also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase as discussed in section 11.a. The Guarantee Years for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Guarantee Years for previously available versions of Income Protector.
Highest Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix I that is no longer available, has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the payment we make to you under Income Focus based on Income Value(s) and associated Income Value Percentage(s).
Income Protector – an optional benefit described in section 11.a and Appendix K that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age stated in the Rate Sheet Supplement for the Income Protector rider, or stated in Appendix K for previously available versions of Income Protector.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix I. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix I. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a. If you select Income Protector at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in Appendix J that is no longer available, has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Last Increase Date – if you have Income Protector and select the Charge Lock Option rider, this is the date after which you no longer receive automatic increases to your guaranteed values and payments.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 10 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.
Last Performance Increase Date – if you have Income Focus and select the Charge Lock Option rider, this is the date after which your Income Value Percentages no longer receive Performance Increases.
Lifetime Plus Payment – the payment we make to you under Income Protector or the Lifetime Benefits described in Appendix D based on the Benefit Base.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and eliminates the Base Contract's seven-year withdrawal charge.
Owner – "you," "your" and "yours." The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment as discussed in section 11.a. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Payment Percentages table for previous versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector's Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits in section 11.b and Appendix F.
Quarterly Value Death Benefit – an optional benefit described in section 11.b and Appendix F that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.b requires selection of an Additional Required Benefit.
Rate Sheet Supplement – the supplement that must accompany this prospectus that contains the rates for the values used to calculate the benefits provided by Income Protector. The Rate Sheet Supplement has the rates for the Annual Increase Percentage, Guarantee Years and Payment Percentages table. Once these rates are established for your Contract, they will not change while your benefit is in effect.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector's Target Value as discussed in Appendix J.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix G that has an additional M&E charge and shortens the Base Contract's withdrawal charge period to four years.
Target Value – if you selected Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value multiplied by the Guarantee Percentage, and is available on each Target Value Date as stated in Appendix J. If you selected a Target Date Benefit, it is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals as stated in Appendix E.
Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.
Total Income Value – the sum of all your individual Income Value(s). We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value described in section 10 and Appendix D.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.
OWNER TRANSACTION EXPENSES
Withdrawal Charge During Your Contract's Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(3)
	Base Contract(4)	Bonus Option(5)	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(6)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(7)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES
Contract Maintenance Charge(8)………………...	$50
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	For Contracts issued in Florida on or after January 1, 2011, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
(4)	For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the time periods referenced.
(5)	For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.
(6)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(7)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(8)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

CONTRACT ANNUAL EXPENSES
[INCOME PROTECTOR RIDER VERSIONS 08.16 AND 09.16, AND INVESTMENT PROTECTOR RIDER VERSIONS 08.16, 09.16, AND 10.16 TO BE ADDED UPON AMENDMENT]
Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(9) (as a percentage of each Investment Options' net asset value)
No optional benefits	5/1/2007 - 4/26/2013	1.40%
Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	1.70%
Bonus Option	5/1/2007 - 4/26/2013	1.70%
Short Withdrawal Charge Option	5/1/2007 - 7/23/2012	1.65%
No Withdrawal Charge Option	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit(10)	5/1/2007 - 4/26/2013	2.00%
Short Withdrawal Charge Option and Quarterly Value Death Benefit(10)	5/1/2007 - 7/23/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit(10)	3/17/2008 - 3/31/2009 7/22/2009 - 7/23/2012	2.05%

Currently Available Rider	Rider Charge (as a percentage of the Benefit Base)
	Maximum	Current(11)
Income Protector
Single Lifetime Plus Payments	2.50%	1.40%
Joint Lifetime Plus Payments	2.75%	1.40%

Previously Available Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum		Current(11)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments(12)(rider charge as a percentage of the Benefit Base)
Income Protector (04.15, 04.16, 05.16, 06.16, 7.16)	A(13) and B	4/27/2015 – 10/3/2016	2.50%	2.75%	1.40%	1.40%
Income Protector (10.12)	A(13) and B	10/15/2012 – 4/24/2015	2.50%	2.75%	1.20%	1.20%
Income Protector (07.12)	A(13) and B	7/23/2012 - 10/12/2012	2.50%	2.75%	1.10%	1.10%
Income Protector (05.12)	A(13) and B	4/30/2012 - 7/20/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (05.11)	A and B	5/2/2011 - 1/20/2012	2.50%	2.75%	1.55%	1.70%
Income Protector (08.09, 05.10)	A	7/22/2009 - 4/29/2011	2.50%	2.75%	1.55%	1.70%
Income Focus with Income Focus Payments(12)(rider charge as a percentage of the Total Income Value)
Income Focus	B	4/30/2012 - 4/24/2015	2.75%	2.95%	1.30%	1.30%

Previously Available Rider (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(11)
Investment Protector
Investment Protector (01.12, 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16)	A(13) and B	4/30/2012 – 10/14/2016	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 - 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	1.15%

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Previously Available Lifetime Benefit Riders	Maximum Additional M&E Charge(14) (as a percentage of each Investment Options' net asset value)	Current Additional M&E Charge(14) (as a percentage of each Investment Options' net asset value)
		No qualifying event, or declined charge increase(15)	Had a qualifying event and accepted increase(15)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (available on Version A Contracts from 1/26/2009 through 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus II Benefit (available on Version A Contracts from 11/12/2007 through 1/23/2009) and Lifetime Plus 10 Benefit (available on Version A Contracts from 7/17/2008 through 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(16)	1.20%(16)
Joint Lifetime Plus Payments	1.75%	0.95%(16)	1.35%(16)
Lifetime PlusBenefit (available on Version A Contracts from 5/1/2007 through 1/23/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

Previously Available Target Date Benefit Riders (available on Version A Contracts)	Available Dates	Additional M&E Charge(17) (as a percentage of each Investment Options' net asset value)
Target Date 10 Benefit	1/26/2009 - 3/31/2009	0.55%
Target Date Retirement Benefit	3/17/2008 - 1/23/2009	0.40%

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2015, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(18) (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.49%	1.86%
(9)	The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.70% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(10)	The Contract offered three different Quarterly Value Death Benefits that have an additional 0.30% M&E charge. Appendix F describes the original (available from May 1, 2007 through April 30, 2010), and second (available from May 2, 2010 through April 27, 2012) versions of this death benefit. The Quarterly Value Death Benefit described in section 11.c was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.
(11)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I, and for Investment Protector see Appendix J.
(12)	If you select the Charge Lock Option rider, the rider charge for Income Protector or Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as your selected benefit is in effect and your Contract Value is positive. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I.
(13)	Available on Version A Contracts issued on or after April 1, 2009.
(14)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.
(15)	For Contracts issued in Nevada, the additional M&E charge is 0.70% for single payments and 0.85% for joint payments and this charge will not change. In all other states, a qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.
(16)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.
(17)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.
(18)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.
We deduct the $50 contract maintenance charge in the examples at the end of each Contract Year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits, which is the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$1,585	$3,094	$4,500	$7,842
0.49% (the minimum Investment Option operating expense)	$1,445	$2,696	$3,872	$6,782
2)	If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the date we issue the Contract (Issue Date) in all states except Florida, which is one year after the Issue Date.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	-	$2,244	$3,800	$7,842
0.49% (the minimum Investment Option operating expense)	-	$1,846	$3,172	$6,782

3)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$735	$2,244	$3,800	$7,842
0.49% (the minimum Investment Option operating expense)	$595	$1,846	$3,172	$6,782
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2015. See the SAI Appendix for condensed financial information regarding the December 31, 2015 AUVs for other charges.
NOTE FOR CONTRACTS WITH THE PREVIOUSLY AVAILABLE INCOME FOCUS RIDER: In example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Please see Appendix M for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

1.	THE VARIABLE ANNUITY CONTRACT

NOTE: Version A Contracts and Version B Contracts are no longer offered for sale, but you may be able to make additional Purchase Payments or add certain optional benefits.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options' performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge). You can also make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey, or if your Contract was issued from August 17, 2009 through April 26, 2013. Purchase Payments are subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
NOTE: We no longer accept additional Purchase Payments to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.

For an additional charge, you may be able to select any one of the following optional benefits, if available.
Currently Available Rider
•	Income Protector (see section 11.a)provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. Appendix K contains information specific to previously available versions of this benefit.
Previously Available Riders
•	The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue. Section 11.b describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix F describes the original Quarterly Value Death Benefit available from May 1, 2007 through April 30, 2010, and the second Quarterly Value Death Benefit available from May 2, 2010 through April 27, 2012.
•	TheBonus Option (see section 11.c) provides a 6% bonus on Purchase Payments received before age 81 subject to a three-year vesting schedule. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from May 1, 2007 through April 26, 2013.
•	TheLifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits provide a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

•	TheShort Withdrawal Charge Option (see Appendix G) shortens the Base Contract's withdrawal charge period from seven to four years. It was only available at issue from May 1, 2007 through July 23, 2012.
•	TheNo Withdrawal Charge Option (see Appendix H) eliminates the Base Contract's withdrawal charge. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.
•	Income Focus (see Appendix I) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.
•	Investment Protector (see Appendix J) is similar to the Target Date Benefits. This benefit also provides a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. Investment Protector was available from July 22, 2009 through October 14, 2016.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options' performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
STATE SPECIFIC CONTRACT RESTRICTIONS
The Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. Features for which there are state-specific Contract provisions include the following.
•	The withdrawal charge.
•	Restrictions on additional Purchase Payments, joint Covered Persons, Contract assignments, the maximum available assumed investment rate used to calculate variable Annuity Payments, and the earliest Income Date.
•	Availability of the Charge Lock Option rider, waiver of withdrawal charge benefit, automatic investment plan and free withdrawal privilege.
•	Termination of the Income Protector and Income Focus riders.
All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our "Service Center" is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
WHEN THE CONTRACT ENDS
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you purchased a Contract and take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased your Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For jointly owned Contracts, if the Annuitant dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues.
	•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1 or 3, payments end.
–Annuity Option 2 or 4, payments end when the guarantee period ends.
–Annuity Option 5, payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

BENEFICIARY
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
NOTE FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.
If both spousal Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit.

COVERED PERSON(S)
If you have Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage or initial Income Value Percentage as applicable. When you select one of these benefits, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Covered Persons must be spouses within the meaning of federal tax law during the entire period your selected benefit is in effect. Joint lifetime payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract's Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in "Good Order" when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person's current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.
Once we remove a Covered Person, he or she cannot be reinstated.
NOTE:

•	For Income Protector or Income Focus riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
•	For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
•	For Income Protector or Income Focus riders issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law. However, if the Contract Value reduces to zero before the one year anniversary of the first civil union partner's death, lifetime payments can continue as Annuity Payments if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.

PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
NOTE IF YOU SELECT INCOME PROTECTOR OR HAVE INCOME FOCUS:

•	An assignment does not change the Covered Person(s).
•	For riders issued in California, Florida, Ohio, Oregon, New Jersey, Texas and Wisconsin: We cannot restrict assignments.
•	For riders issued in states other than California or New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under "Covered Person(s)" in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.
•	For riders issued in California and New Jersey: Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased's spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. For riders issued in New Jersey involving civil union partners, the benefit and lifetime payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
We no longer accept additional Purchase Payments for Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.
The additional Purchase Payment requirements for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013, are as follows.
•	If you do not have Income Protector, Income Focus or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	If you have Income Protector, Income Focus or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you have Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have Investment Protector we do not allow additional payments on or after the third rider anniversary.
Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life variable annuities.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is "received" when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
For Contracts issued from August 17, 2009 through April 26, 2013, we may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a non-discriminatory basis. This applies to Contracts issued in all states except those listed in the following Note. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract's guaranteed benefits such as Income Protector's Benefit Base, Income Focus' Income Values, Investment Protector's Target Value or the Quarterly Value Death Benefit's Quarterly Anniversary Value.
NOTE:
•	For Contracts issued in Mississippi: Additional Purchase Payments are limited to the first Contract Year, so we no longer accept additional Purchase Payments.
•	For Contracts issued in Massachusetts: If you have Investment Protector, additional Purchase Payments are limited to the first three Contract Years, so we no longer accept additional Purchase Payments on these Contracts. This restriction continues to apply even if you later remove Investment Protector from your Contract. Contracts issued in Massachusetts with Investment Protector were issued as individual limited purchase payment variable deferred annuity contracts.
•	For Contracts issued in New Jersey: We can only decline an additional Purchase Payment if it would cause total Purchase Payments to be more than $1.5 million for Contracts issued on or prior to April 29, 2011, or more than $1million for Contracts issued from May 2, 2011 through April 26, 2013, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).
•	For Contracts issued in Connecticut and Florida: We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount for Income Protector).

ALLOCATION OF PURCHASE PAYMENTS
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is no longer available to Contracts issued before August 17, 2009 in all states except Connecticut, Florida, and New Jersey.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you have Income Protector, Income Focus or Investment Protector, they must also comply with the allocation restrictions stated in section 11.a, Appendix I or Appendix J. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you have Income Protector, Income Focus or Investment Protector, and/or choose to begin Annuity Payments, AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.
•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modifyAIP at any time and for any reason.
NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
NOTE:
•	For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
•	This program is not available if you have Income Focus.

4.	VALUING YOUR CONTRACT

Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options' performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount's accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option's net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day's price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount's accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

COMPUTING CONTRACT VALUE AND BONUS VALUE
We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts) at the end of each Business Day by multiplying each subaccount's accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.	INVESTMENT OPTIONS

The following table lists this Contract's Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options' prospectuses. You can obtain the current Investment Options' prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option's Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios' results. The investment advisers cannot guarantee, and make no representation, that these similar funds' investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a "fund of funds" and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b‑1 fees to the Contracts' distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options' advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options' aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b‑1 fees or service fees to the Trust, and the Trust does not charge 12b‑1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Fund Management LLC, NFJ Investment Group LLC, and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ
Allianz Global Investors Fund Management LLC/Allianz Global Investors U.S. LLC	RCM Dynamic Multi-Asset Plus VIT Portfolio	Specialty	Long-term capital appreciation
Invests in a globally diverse combination of equity securities and U.S. dollar denominated fixed income securities, including emerging markets, and targets a strategic asset allocation of 60% equity exposure and 40% fixed income exposure. Seeks to limit downside risk by moving toward less volatile asset classes during periods of high market volatility.

ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, to achieve a range generally from 50% to 70% of assets in the underlying equity funds and 30% to 50% in the underlying fixed income fund.

	AZL Moderate Index Strategy Fund	Specialty	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP BlackRock Global Strategy Plus Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in a combination of three underlying funds including AZL BlackRock Global Allocation Fund (50%), AZL Global Equity Index Fund (20%) and AZL Enhanced Bond Index Fund (30%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Fusion Dynamic Balanced Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Dynamic Conservative Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Dynamic Moderate Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Moderate Index Strategy Fund	Specialty	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Pyramis Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Invests primarily (approximately 80% to 100%) in the underlying AZL Pyramis Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Specialty	Long term capital appreciation with preservation of capital as an important intermediate-term objective
Invests primarily (approximately 80% to 100%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
BLACKROCK
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Invests in stocks in the MSCI World Emerging Markets Index.
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Invests in stocks in the MSCI World Index.
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor's MidCap 400® Index ("S&P 400 Index") as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index	Invests in all stocks in the Russell 1000® Growth Index in proportion to their weighting in the index.
	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index	Invests in all stocks in the Russell 1000® Value Index in proportion to their weighting in the index.
	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
FIDELITY
Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Administered by Franklin Templeton Services, LLC	Franklin Founding Funds Allocation VIP Fund	Specialty (Fund of Funds)	Capital appreciation with income as a secondary goal	Invests equal portions in Class 1 shares of the Franklin Income VIP Fund, Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return
At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.

MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation
Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.

MORGAN STANLEY
Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

NFJ
Allianz Global Investors Fund Management LLC	Allianz NFJ Dividend Value VIT Portfolio	Large Value	Long-term growth of capital and income	Invests at least 80% of net assets in common stocks and other equity securities of companies that pay or are expected to pay dividends, and have market capitalizations greater than $3.5 billion.
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.

	PIMCO VIT Global Multi-Asset Managed Volatility Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments. A three-step approach is used in seeking to achieve the return and volatility parameters of the investment objective.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade by Moody's or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management
The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PYRAMIS
Allianz Investment Management LLC/FIAM LLC	AZL Pyramis Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
PYRAMIS/GEODE
Allianz Investment Management LLC/FIAM LLC/Geode Capital Management, LLC	AZL Pyramis Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Approximately 60% of the Fund's assets will be managed by FIAM LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund's assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.

T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section7, Expenses.
The following applies to any transfer.
•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you have Income Protector, Income Focus or Investment Protector, your transfer instructions must comply with the "Investment Option Allocation Restrictions and Quarterly Rebalancing" in section 11.a, Income Protector or Appendix I – Income Focus or Appendix J – Investment Protector.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day's prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider's, or your Financial Professional's, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option's shares are subject to acceptance by that Investment Option's manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule22c-2 (Rule22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options' managers.
NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options' performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
NOTE: This program is not available if you have Income Protector, Income Focus or Investment Protector.

FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. Wetreat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser's actions. We do not set your adviser's fee or receive any part of it. Any adviser fee you pay is in addition to this Contract's fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser's trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote's outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•	You can provide voting instructions based on the dollar value of the Investment Option's shares in your Contract's subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector's Benefit Base, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
MORTALITY AND EXPENSE RISK (M&E) CHARGE
We calculate and accrue the M&E charge at an annualized rate of the Investment Options' net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options' net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Quarterly Value Death Benefit(2)	1.70%
Base Contract with the Bonus Option(1)	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit(2)	2.00%
(1)	Upon the death of the Owner, we continue to assess a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit's rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount's accumulation unit value during the Accumulation Phase, or each subaccount's annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for all your Contract's benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
RIDER CHARGE
If you select Income Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.
Rider Charge
	Maximum	Minimum	Current
Income Protector(1) Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.40% 1.40%
(1)	If you select the Charge Lock Option rider, the Income Protector's rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect and your Contract Value is positive.
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. The Charge Lock Option rider for Income Protector is discussed in section 11.a.
We deduct the rider charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable). We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract's guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector's Benefit Base and Quarterly Value Death Benefit's Quarterly Anniversary Value (see section 11.b). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector, including your benefit's guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
NOTE:

•	Selecting the Charge Lock Option rider may reduceIncome Protector's benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Protector from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
•	For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.

CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase for all your Vision Contracts if the total Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value (or Bonus Value, if applicable) for all individually owned Vision Contracts by using the Owner's social security number, and for non-individually owned Vision Contracts we use the Annuitant's social security number.
•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract's guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract's withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract's withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount(1)
	Base Contract(2)	Bonus Option(3)
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
(1)	For Contracts issued in Florida from January 1, 2011 through April 26, 2013, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
(2)	For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3%, and 0% for the time periods referenced.
(3)	For Contracts issued in Connecticut on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For Contracts issued in Mississippi on or after October 26, 2009, the withdrawal charge is 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the time periods referenced.
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)	Purchase Payments on a FIFO basis. We withdraw $30,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
 $30,000 x 0.925 = $27,750.
Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilegeand $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
 $12,250 ÷ 0.915 = $13,388
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
NOTE:

•	Because we do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or for Contract charges other than the withdrawal charge, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.
•	Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
•	For Contracts issued in Washington: Penalty-free withdrawals reduce the Withdrawal Charge Basis. It is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).
•	For Contracts issued in Florida from January 1, 2011 through April 26, 2013: The withdrawal charge cannot exceed 10% of the Contract Value withdrawn.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus or Investment Protector. The transfer fee continues to apply under death benefit payment OptionB, or with variable Annuity Payments or optional payments under death benefit payment OptionC as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract's guaranteed values.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options' assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options' prospectuses. These expenses reduce the Investment Options' performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options' investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you have Investment Protector);
•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in "Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day's values.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit's quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
If you have the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.d, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.
When you take a full withdrawal, weprocessyour request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you selected Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
NOTE:
•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.
•	We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.

•	For Contracts with Investment Protector:The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Example
•	You purchased a Base Contract with the Bonus Option, made an initial Purchase Payment of $100,000 and received a $6,000 bonus.
•	You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.
Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
= $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before) the partial withdrawal
= ($53,530.05 – $12,000) / $110,600 =	x 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$3,750
FREE WITHDRAWAL PRIVILEGE
Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
NOTE: The free withdrawal privilege is not available upon a full withdrawal (except for Contracts issued in Washington), or while you are receiving Lifetime Plus Payments or Income Focus Payments.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
NOTE:
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments or Income Focus Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
Lifetime Plus Payments or Income Focus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments or Income Focus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your selected benefit's lifetime payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix I – Income Focus: Calculating Your Income Focus Payments.
NOTE: The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.
NOTE FOR CONTRACTS ISSUED IN:
•	Massachusetts – The waiver of withdrawal charge benefit is not available.
•	New Hampshire – The definition of nursing home is an institution operated in accordance with state law.

•	Pennsylvania – The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)' age or gender, we pay the amount that would have been paid at the true age or gender.
CALCULATING YOUR ANNUITY PAYMENTS
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract's mortality table.
We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options' investment experience.
VARIABLE OR FIXED ANNUITY PAYMENTS
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract's interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options' performance. You can choose a 3%, 5% or 7% AIR.* Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options' actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
*	The maximum available AIR in Florida is 4%, and in Oregon it is 5%.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options' refunds. Each Investment Option's refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options' performance.
After the Annuitant's death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner's Beneficiaries, or to the last surviving Owner's estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
NOTE:If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) the tenth Contract Anniversary. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date.* The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.
*	In Florida, the earliest acceptable Income Date is one year after the Issue Date.
NOTE:
•	If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
•	For Contracts with Income Protector or Income Focus: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments or Income Focus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.

PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract's guaranteed values.
NOTE:A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

10.	DEATH BENEFIT

"You" in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provides the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.c, Quarterly Value Death Benefit; for Contracts issued from May 1, 2007 through April 27, 2012, see Appendix F).
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day's prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.
TRADITIONAL DEATH BENEFIT
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:
•	For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but only as the bonus vests. We do not include the bonus in the portion of the death benefit based on Purchase Payments.

•	For Contracts with Income Protector, Income Focus or Investment Protector:We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT
The Appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under OptionA, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Spousal Continuation: If the Beneficiary is the deceased Owner's spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she may exercise all of the Owner's rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner's death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. For Contracts with the Bonus Option, any unvested Bonus will continue to vest. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual,payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under "Annuity Payment Options" in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary's life expectancy, and for Contracts with the Bonus Option, any unvested Bonus will continue to vest. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.
Distribution must begin within one year of the date of the Owner's death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.
Currently Available Rider
•	Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. AppendixK contains information specific to previously available versions of this benefit.
NOTE:
•	Income Protector provides no payments before the minimum exercise age. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•	Income Protector is not available to Contracts issued before April 1, 2009.

Previously Available Riders
•	Quarterly Value Death Benefit.This benefit locks in any quarterly investment gains to provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.b, Quarterly Value Death Benefit. For Contracts issued from May 1, 2007 through April 27, 2012 this benefit is described in Appendix F.
•	Bonus Option.This benefit provides a 6% bonus on Purchase Payments received before age 81 (subject to a three-year vesting schedule) and has a higher and longer withdrawal charge schedule. The Bonus Option was available from May 1, 2007 through April 26, 2013 and is described in section 11.c, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.
•	Lifetime Benefits. These benefits are similar to Income Protector. They also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit as described in Appendix D. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from June 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	Target Date Benefits. These benefits are similar to Investment Protector. They also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently as described in Appendix E. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
•	Short Withdrawal Charge Option. This benefit shortens the Base Contract's withdrawal charge period from seven to four years as described in Appendix G. It was only available at issue from May 1, 2007 through July 23, 2012.
•	No Withdrawal Charge Option. This benefit eliminates the Base Contract's withdrawal charge as described in Appendix H. It was only available at issue from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.
•	Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector's Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in Appendix I. Income Focus was available from April 30, 2012 through April 24, 2015.
•	Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in Appendix J. Investment Protector was available from July 22, 2009 to October 14, 2016.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

You can select Income Protector once on a Quarterly Anniversary during the Accumulation Phase (if available) before the older Covered Person reaches age 81. If you have the Quarterly Value Death Benefit, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option, you cannot remove any of these benefits from your Contract.
If your Contract was issued from April 30, 2012 through April 26, 2013 with the Quarterly Value Death Benefit, your Contract must also include an Additional Required Benefit (Income Protector or one of the previously available Lifetime Benefits, Target Date Benefits, Income Focus, or Investment Protector). If you remove an Additional Required Benefit without simultaneously replacing it, you keep any prior lock ins of quarterly investment gains to your death benefit, but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
If you have an Additional Required Benefit, you can remove it subject to certain restrictions (for more information see Removing Income Protector in section 11.a, Removing a Lifetime Benefit in Appendix D, Removing a Target Date Benefit in Appendix E, Removing Income Focus in Appendix I, and Removing Investment Protector in Appendix J). You cannot re-select Income Protector in the future after you remove it from your Contract.
REPLACING OPTIONAL BENEFITS
If you have Investment Protector and would like to replace it with Income Protector, you can do so one time if your Contract was issued on or after April 1, 2009, you meet the age selection requirement, and Income Protector is available. If you replace Investment Protector with Income Protector, we require you to reallocate your Contract Value and change your future allocation instructions to comply with Income Protector's Investment Option allocation and transfer restrictions. This is the only replacement we allow. A replacement includes both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. Income Protector's guarantees may be more or less than Investment Protector's guarantees.

11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is stated in the Rate Sheet Supplement. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to consider before selecting Income Protector.
•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.
•	Income Protector provides no payment until the younger Covered Person reaches the minimum exercise age.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not create Contract Value or guarantee Investment Option performance.
•	If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If you select this benefit, any active flexible rebalancing program ends.
•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.
Please discuss Income Protector's appropriateness with your Financial Professional and tax adviser.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

SELECTING INCOME PROTECTOR
For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Income Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2.
You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
NOTE:

•	You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.
•	You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.
•	Income Protector is not available to Contracts issued before April 1, 2009, or if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at (800) 624-0197.
•	For an Income Protector rider issued in Pennsylvania: If you change your mind about having Income Protector, you can return the rider within ten days after receiving it and we treat it as if it had never been issued.

REMOVING INCOME PROTECTOR
You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract.
You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

LIFETIME PLUS PAYMENT OVERVIEW
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are stated in the Rate Sheet Supplement.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person's age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person's age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person's age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

QUARTERLY ANNIVERSARY VALUE
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
ANNUAL INCREASE
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We establish your Contract's number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are stated in the Rate Sheet Supplement.
If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a =	The Annual Increase at the end of the prior Business Day;
b =	The Annual Increase Percentage we set on the Rider Effective Date (which is stated in the Rate Sheet Supplement) divided by four;
c =	The Increase Base at the end of the prior Business Day; and
d =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "d" any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Quarterly Anniversary Value, Annual Increase, Increase Base or the Contract Value.

REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract's minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is stated in the Rate Sheet Supplement.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	In most states, you can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, Texas, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime PlusPayments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person's current age. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement.On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year's annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the Payment Percentage determined by using the Covered Person's current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is stated in the Rate Sheet Supplement.
NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

RATE SHEET SUPPLEMENT
As previously indicated, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age that Lifetime Plus Payments can begin for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. We publish any new Rate Sheet Supplement seven calendar days before it takes effect on our website at www.allianzlife.com/visionrates. You should not select Income Protector without first obtaining the Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. For previously available Income Protector riders issued before April 27, 2015, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age are stated in Appendix J.
TAXATION OF LIFETIME PLUS PAYMENTS
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
CHARGE LOCK OPTION
If we increase Income Protector's rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Protector at the current rider charge, but with reduced guaranteed values, reduced Lifetime Plus Payments, and no opportunity for future payment increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Protector from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
After we receive your selection form in Good Order at our Service Center, the Charge Lock Option rider becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Protector at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until we remove Income Protector from your Contract. If you choose to keep Income Protector and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

If you select the Charge Lock Option rider, Income Protector's rider charge does not change on or after the Charge Lock Date (which is the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge).
If you select the Charge Lock Option rider, you do not receive any automatic increases to your guaranteed values and payments after the Last Increase Date. We determine the Last Increase Date as follows.
If the Charge Lock Date is…	the Last Increase Date is…
on or before the Benefit Date	the Charge Lock Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Last Increase Date is on or before the Benefit Date, we reduce Income Protector's benefits as follows.
Quarterly Anniversary Value and Annual Increase
If your Last Increase Date is before the Benefit Date, the Annual Increase will receive a quarter of the Annual Increase Percentage and both your Annual Increase and Quarterly Anniversary Value will lock in any higher Contract Value for the last timeon your Last Increase Date. After the Last Increase Date, these values only increase or decrease if you make an additional Purchase Payment or take a withdrawal.

NOTE: If your Benefit Date is the Last Increase Date, we only calculate the Annual Increase and Quarterly Anniversary Value before the Benefit Date, so you will not receive a quarter of the Annual Increase Percentage or lock in higher Contract Value on the Last Increase Date.

Benefit Base
Can only increase before the Benefit Date if you make an additional Purchase Payment, or on the Benefit Date if your current Contract Value is greater than both the Quarterly Anniversary Value and Annual Increase. It decreases with each withdrawal taken before the Benefit Date and each Excess Withdrawal taken after the Benefit Date.

Payment Percentages
We subtract 1% from all the Payment Percentages. So if the Payment Percentage based on your current age is 4% and your Benefit Base is $100,000, your available annual maximum Lifetime Plus Payment would be $4,000. If you select the Charge Lock Option rider, your new Payment Percentage would be 3% and your available annual maximum Lifetime Plus Payment would be $3,000, which is a loss in payment of $1,000.

Automatic annual Lifetime Plus Payment increases	Not available.
Together, these reductions can significantly decrease the amount of Lifetime Plus Payments you receive. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time your select the benefit and that is in effect on your Rider Effective Date. The Payment Percentages table for previously available Income Protector riders issued before April 27, 2015 are stated in Appendix J.
If your Last Increase Date is after the Benefit Date, your Lifetime Plus Payments do not change until the next Benefit Anniversary. If your Contract Value is zero on the Last Increase Date, the Charge Lock Option rider ends and we make no change to Income Protector. If your Contract Value is positive on the Last Increase Date, we reduce your annual maximum Lifetime Plus Payments as follows.
•	First we calculate your annual maximum Lifetime Plus Payment as we do on each Benefit Anniversary making adjustments for any Excess Withdrawals you took during the prior year and applying any automatic payment increase.
•	Then we reduce this annual maximum payment by 1% using this formula:
current Benefit Base x [(current annual maximum Lifetime Plus Payment ÷ the current Benefit Base) - 1%].
•	If your reduced annual maximum Lifetime Plus Payment is $100 or more, we verify that your annual actual Lifetime Plus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
After the Last Increase Date your annual maximum Lifetime Plus Payment cannot increase, but it can decrease if you take an Excess Withdrawal.
A hypothetical example showing how Income Protector may be affected if you select the Charge Lock Option rider is provided in Appendix K.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

The Charge Lock Option rider ends on the earlier of the Business Day Income Protector ends, or the Last Increase Date if your Contract Value equals zero.
NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
•	If you select the Charge Lock Option rider,the reduction to Income Protector's benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Protector from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
•	For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Annual Increase and/or Lifetime Plus Payments.
•	If you select the Charge Lock Option rider and the reduction to your Payment Percentage causes your annual maximum Lifetime Plus Payment to be less than $100, Income Protector ends. If this occurs on the Benefit Date, you will have paid for Income Protector without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.
Income Protector available Investment Options
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Strategy Plus Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP Pyramis Multi-Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund

AZL Pyramis Total Bond Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
NOTE: For previous versions of Income Protector (available from July 22, 2009 through October 12, 2012), the available Investment Options are listed in AppendixJ. The version identifier (for example, (07.12)) is located in your rider.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
WHEN INCOME PROTECTOR ENDS
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in section 2.
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Increase Date your annual maximum Lifetime Plus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY:An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner.This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

11.b QUARTERLY VALUE DEATH BENEFIT

We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The Quarterly Value Death Benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix F for information on the previous versions of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit and do not simultaneously replace it with another Additional Required Benefit;
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:

•	Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
•	If you select Income Protector or have Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value.

•	For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Purchase Payments, and are also not included in the parts of this value that are based on Contract Value until they are vested.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

11.c BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus' returns are offset by this benefit's additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81(or the Annuitant reaches age 81 if Owner is a non-individual), subject to a three-year vesting schedule. The Bonus Option was only available at issue on Version A Contracts from May 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.
The bonus is subject to the following terms.
●	Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.
Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
●	All bonus gains and losses are part of your Contract Value and are always 100% vested.
We pay all bonus amounts from the general account assets of Allianz Life.
We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option's additional M&E charge and withdrawal charge.
*	Including Partial Annuitizations, Lifetime Plus Payments, Income Focus Payments and Excess Withdrawals.
NOTE:

•	The bonus may be more than offset by the Bonus Option's additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus.We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract's effects on your personal tax situation.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.
As of April 26, 2013, we offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract's RMD requirements.
•	When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.
TAXATION OF LIFETIME PAYMENTS
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.
We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.
We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or Allianz Life Financial may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.
The Investment Options may assess a Rule 12b‑1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These fees typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.
FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.
STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

14.	PRIVACY NOTICE

2016
Your privacy is a high priority for Allianz ("we" or "our"). Our pledge to protect your privacy is reflected in our Privacy Notice. This notice outlines our principles for collecting, using and protecting information that we maintain about you.
This notice applies to Allianz and its affiliated companies listed at the end of this notice. The law allows us to share your information among our affiliates. The law does not allow you to prevent these disclosures.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address and telephone number.
•	From others, through the process of handling a claim. This may include information from medical or accident reports.
•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
•	With affiliates and other third parties in order to administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
•	With your insurance agent so that they can perform services for you.
•	With medical professionals in order to process your claim.
•	With a state Department of Insurance in order to examine our records or business practices.
•	With state or federal law enforcement agency, as required by law or to report suspected fraud activities.
•	With research groups to conduct studies on claims results. No individual is identified in any study or report.
We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you.
Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it to administer or service your policy. We use computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.
If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. You may write to us and also ask for a record of any disclosure of your medical information made within the last three (3) years. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.
Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy Notice is also displayed on our website at www.allianzlife.com.

For more information or if you have questions
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the following address or contact us via the secured website.
Allianz Life Insurance Company of North America 5701 Golden Hills Drive Minneapolis, MN 55416-1297 800.328.5600 www.allianzlife.com
Allianz and its affiliated companies:
•Allianz Life Insurance Company of North America
•Allianz Life Insurance Company of New York
•Allianz Investment Management LLC
•Allianz Life Financial Services, LLC
•Questar Asset Management, Inc.
•Questar Capital Corporation

M40018 (R-9/2015)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	2	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	9
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	12
Annuity Purchases by Nonresident Aliens and		Financial Statements…………………………………….	13
Foreign Corporations……………………...........................	8	Appendix A – Death of the Owner and/or Annuitant…	14
		Appendix B – Condensed Financial Information	17

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio	.70	.25	–	.86	.05	1.86
BLACKROCK
AZL Emerging Markets Equity Index Fund	1.23	.25	–	.26	–	1.74
AZL Enhanced Bond Index Fund	.35	.25	–	.06	–	.66
AZL Global Equity Index Fund	.90	.25	–	.09	–	1.24
AZL Government Money Market Fund	.35	.25	–	.05	–	.65
AZL International Index Fund	.35	.25	–	.15	–	.75
AZL Mid Cap Index Fund	.25	.25	–	.07	–	.57
AZLRussell 1000 Growth Index Fund	.44	.25	–	.09	–	.78
AZL Russell 1000 Value Index Fund	.44	.25	–	.08	–	.77
AZL S&P 500 Index Fund – Class 2.17		.25	–	.07	–	.49
AZL Small Cap Stock Index Fund	.26	.25	–	.08	–	.59
BlackRock Global Allocation V.I. Fund – Class 3.62		.25	–	.25	–	1.12
DAVIS
Davis VA Financial Portfolio	.55	–	–	.13	–	.68
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.57	1.07
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.63	1.13
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund – Class 2.00		.25	–	.11	.67	1.03
Franklin Income VIP Fund – Class 2.45		.25	–	.01	–	.71
Franklin Mutual Shares VIP Fund – Class 2.69		.25	–	.04	–	.98
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.03	–	.75
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.06	–	.77
Templeton Growth VIP Fund – Class 2.77		.25	–	.03	–	1.05
GATEWAY
AZL Gateway Fund	.80	.25	–	.05	–	1.10
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.23	.01	.89
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.04	–	.89
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.14	–	1.29
NFJ
Allianz NFJ Dividend Value VIT Portfolio	.70	.25	–	.22	–	1.17
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.83	1.405
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.17	.11	1.17
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio – Admin. Class	.95	–	.15	.05	.30	1.45

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix A

Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio – Admin. Class	1.05	_	.15	.02	.25	1.47
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.01	–	.76
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.13	–	.78
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	1.04	.25	–	.02	–	1.31
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.01	–	.66
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	.01	–	1.06
PYRAMIS
AZL Pyramis Total Bond Fund	.50	.25	–	.07	–	.82
PYRAMIS/GEODE
AZL Pyramis Multi-Strategy Fund	.70	.25	–	.09	–	1.04
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	–	1.05
This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b‑1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b‑1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b‑1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b‑1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.03	.08	.62	.70
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.92	.99
AZL Moderate Index Strategy Fund	.75	–	.05	.80	–	.80
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.59	.73
AZL MVP BlackRock Global Strategy Plus Fund	.10	–	1.08	1.18	.01	1.19
AZL MVP DFA Multi-Strategy Fund	.20	–	.32	.52	1.02	1.54
AZL MVP Fusion Dynamic Balanced Fund	.20	–	.02	.22	.88	1.10
AZL MVP Fusion Dynamic Conservative Fund	.20	–	.04	.24	.82	1.06
AZL MVP Fusion Dynamic Moderate Fund	.20	–	.02	.22	.94	1.16
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.57	.69
AZL MVP Moderate Index Strategy Fund	.10	–	.03	.13	1.00	1.13
AZL MVP Pyramis Multi-Strategy Fund	.10	–	.05	.15	.99	1.14
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.03	.13	1.00	1.13

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix A

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2015 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
(Number of Accumulation Units in thousands)
M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Allianz NFJ Dividend Value VIT Portfolio
12/31/2014	N/A	14.204	20	12/31/2014	N/A	14.006	0
12/31/2015	14.204	12.766	42	12/31/2015	14.006	12.513	5
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	338	12/31/2009	N/A	10.023	60
12/31/2010	10.035	10.934	2326	12/31/2010	10.023	10.856	289
12/31/2011	10.934	11.042	5325	12/31/2011	10.856	10.898	376
12/31/2012	11.042	12.008	5932	12/31/2012	10.898	11.780	435
12/31/2013	12.008	13.372	5932	12/31/2013	11.780	13.040	492
12/31/2014	13.372	13.993	5733	12/31/2014	13.040	13.563	498
12/31/2015	13.993	13.800	5611	12/31/2015	13.563	13.296	393
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.067	385	12/31/2009	N/A	10.055	117
12/31/2010	10.067	11.259	6293	12/31/2010	10.055	11.179	424
12/31/2011	11.259	11.104	18441	12/31/2011	11.179	10.959	915
12/31/2012	11.104	12.408	21434	12/31/2012	10.959	12.172	913
12/31/2013	12.408	14.814	24387	12/31/2013	12.172	14.446	1259
12/31/2014	14.814	15.561	24521	12/31/2014	14.446	15.083	1398
12/31/2015	15.561	15.242	23128	12/31/2015	15.083	14.686	1226
AZL Emerging Markets Equity Index Fund
12/31/2007	N/A	13.455	392	12/31/2007	N/A	13.321	107
12/31/2008	13.455	6.384	584	12/31/2008	13.321	6.282	146
12/31/2009	6.384	10.813	153	12/31/2009	6.282	10.577	80
12/31/2010	10.813	11.985	605	12/31/2010	10.577	11.654	109
12/31/2011	11.985	9.778	1179	12/31/2011	11.654	9.450	109
12/31/2012	9.778	11.670	1152	12/31/2012	9.450	11.211	105
12/31/2013	11.670	11.266	911	12/31/2013	11.211	10.758	102
12/31/2014	11.266	10.530	703	12/31/2014	10.758	9.995	93
12/31/2015	10.530	9.045	629	12/31/2015	9.995	8.535	85
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.289	17	12/31/2014	N/A	10.924	0
12/31/2015	11.289	11.158	232	12/31/2015	10.924	10.732	3

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Gateway Fund
12/31/2010	N/A	10.102	494	12/31/2010	N/A	10.061	39
12/31/2011	10.102	10.267	1418	12/31/2011	10.061	10.165	142
12/31/2012	10.267	10.544	1762	12/31/2012	10.165	10.376	220
12/31/2013	10.544	11.275	1922	12/31/2013	10.376	11.029	126
12/31/2014	11.275	11.462	1796	12/31/2014	11.029	11.144	160
12/31/2015	11.462	11.526	1704	12/31/2015	11.144	11.140	142
AZL Global Equity Index Fund
12/31/2014	N/A	15.779	3	12/31/2014	N/A	15.251	0
12/31/2015	15.779	13.604	29	12/31/2015	15.251	13.070	2
AZL Government Money Market Fund
12/31/2007	N/A	11.125	661	12/31/2007	N/A	10.609	768
12/31/2008	11.125	11.238	1156	12/31/2008	10.609	10.652	957
12/31/2009	11.238	11.106	2332	12/31/2009	10.652	10.464	388
12/31/2010	11.106	10.952	6107	12/31/2010	10.464	10.258	869
12/31/2011	10.952	10.801	9518	12/31/2011	10.258	10.055	1137
12/31/2012	10.801	10.650	11646	12/31/2012	10.055	9.855	1059
12/31/2013	10.650	10.502	6972	12/31/2013	9.855	9.660	870
12/31/2014	10.502	10.357	5961	12/31/2014	9.660	9.469	835
12/31/2015	10.357	20.213	6925	12/31/2015	9.469	9.283	859
AZL International Index Fund
12/31/2009	N/A	9.761	56	12/31/2009	N/A	9.749	10
12/31/2010	9.761	10.310	248	12/31/2010	9.749	10.236	18
12/31/2011	10.310	8.868	691	12/31/2011	10.236	8.752	49
12/31/2012	8.868	10.321	1199	12/31/2012	8.752	10.125	46
12/31/2013	10.321	12.351	1434	12/31/2013	10.125	12.044	42
12/31/2014	12.351	11.426	1402	12/31/2014	12.044	11.076	46
12/31/2015	11.426	11.111	1271	12/31/2015	11.076	10.706	40
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.893	225	12/31/2015	N/A	9.827	1
AZL Mid Cap Index Fund
12/31/2010	N/A	10.670	266	12/31/2010	N/A	10.627	11
12/31/2011	10.670	10.278	788	12/31/2011	10.627	10.176	27
12/31/2012	10.278	11.879	1481	12/31/2012	10.176	11.690	42
12/31/2013	11.879	15.546	1962	12/31/2013	11.690	15.207	66
12/31/2014	15.546	16.742	1747	12/31/2014	15.207	16.279	50
12/31/2015	16.742	16.068	1627	12/31/2015	16.279	15.530	89
AZL Moderate Index Strategy Fund
12/31/2007	N/A	12.832	452	12/31/2007	N/A	12.552	104
12/31/2008	12.832	9.627	470	12/31/2008	12.552	9.360	72
12/31/2009	9.627	11.662	896	12/31/2009	9.360	11.271	124
12/31/2010	11.662	12.850	4038	12/31/2010	11.271	12.345	269
12/31/2011	12.850	12.395	7110	12/31/2011	12.345	11.838	524
12/31/2012	12.395	13.678	7435	12/31/2012	11.838	12.984	485
12/31/2013	13.678	16.814	9846	12/31/2013	12.984	15.866	795
12/31/2014	16.814	17.990	10222	12/31/2014	15.866	16.873	953
12/31/2015	17.990	17.302	9587	12/31/2015	16.873	16.131	780
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.852	194	12/31/2007	N/A	10.743	34
12/31/2008	10.852	5.796	287	12/31/2008	10.743	5.704	64
12/31/2009	5.796	8.013	82	12/31/2009	5.704	7.838	34
12/31/2010	8.013	9.550	203	12/31/2010	7.838	9.285	59
12/31/2011	9.550	8.481	422	12/31/2011	9.285	8.197	73
12/31/2012	8.481	10.860	376	12/31/2012	8.197	10.433	71
12/31/2013	10.860	11.032	289	12/31/2013	10.433	10.535	59
12/31/2014	11.032	12.377	194	12/31/2014	10.535	11.749	52
12/31/2015	12.377	12.041	166	12/31/2015	11.749	11.362	48
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	3174	12/31/2012	N/A	10.640	148
12/31/2013	10.702	11.879	4668	12/31/2013	10.640	11.739	324
12/31/2014	11.879	12.428	4744	12/31/2014	11.739	12.208	345
12/31/2015	12.428	12.227	4731	12/31/2015	12.208	11.939	272
AZL MVP BlackRock Global Strategy Plus Fund
12/31/2012	N/A	10.526	14320	12/31/2012	N/A	10.465	455
12/31/2013	10.526	11.841	20817	12/31/2013	10.465	11.702	597
12/31/2014	11.841	11.912	19838	12/31/2014	11.702	11.701	591
12/31/2015	11.912	11.571	18199	12/31/2015	11.701	11.298	550
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.409	523	12/31/2015	N/A	9.370	55
AZL MVP Fusion Dynamic Balanced Fund
12/31/2007	N/A	12.121	800	12/31/2007	N/A	11.929	87
12/31/2008	12.121	8.672	958	12/31/2008	11.929	8.483	109
12/31/2009	8.672	10.836	1224	12/31/2009	8.483	10.536	329
12/31/2010	10.836	11.868	7445	12/31/2010	10.536	11.471	723
12/31/2011	11.868	11.598	12971	12/31/2011	11.471	11.143	1104
12/31/2012	11.598	12.739	13862	12/31/2012	11.143	12.165	1029
12/31/2013	12.739	14.001	19302	12/31/2013	12.165	13.290	1199
12/31/2014	14.001	14.439	18273	12/31/2014	13.290	13.625	1060
12/31/2015	14.439	13.989	16.934	12/31/2015	13.625	13.121	973
AZL MVP Fusion Dynamic Conservative Fund
12/31/2009	N/A	10.154	80	12/31/2009	N/A	10.142	2
12/31/2010	10.154	11.111	1982	12/31/2010	10.142	11.031	169
12/31/2011	11.111	11.027	4489	12/31/2011	11.031	10.883	309
12/31/2012	11.027	12.098	5304	12/31/2012	10.883	11.868	375
12/31/2013	12.098	12.880	4805	12/31/2013	11.868	12.560	296
12/31/2014	12.880	13.311	4328	12/31/2014	12.560	12.903	265
12/31/2015	13.311	13.025	4509	12/31/2015	12.903	12.549	227
AZL MVP Fusion Dynamic Moderate Fund
12/31/2007	N/A	12.396	1150	12/31/2007	N/A	12.199	101
12/31/2008	12.396	8.219	1197	12/31/2008	12.199	8.040	149
12/31/2009	8.219	10.490	4499	12/31/2009	8.040	10.200	555
12/31/2010	10.490	11.559	24406	12/31/2010	10.200	11.172	2033
12/31/2011	11.559	11.075	40027	12/31/2011	11.172	10.640	2690
12/31/2012	11.075	12.289	41545	12/31/2012	10.640	11.735	2739
12/31/2013	12.289	13.956	51310	12/31/2013	11.735	13.248	3037
12/31/2014	13.956	14.345	48192	12/31/2014	13.248	13.536	2425
12/31/2015	14.345	13.847	44280	12/31/2015	13.536	12.987	2175
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	10750	12/31/2012	N/A	10.883	401
12/31/2013	10.947	13.046	18999	12/31/2013	10.883	12.892	788
12/31/2014	13.046	13.697	19509	12/31/2014	12.892	13.455	842
12/31/2015	13.697	13.398	21262	12/31/2015	13.455	13.083	681

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Moderate Index Strategy Fund
12/31/2012	N/A	10.741	3425	12/31/2012	N/A	10.678	144
12/31/2013	10.741	13.121	7332	12/31/2013	10.678	12.966	360
12/31/2014	13.121	14.028	7614	12/31/2014	12.966	13.780	375
12/31/2015	14.028	13.388	7315	12/31/2015	13.780	13.073	311
AZL MVP Pyramis Multi-Strategy Fund
12/31/2012	N/A	10.586	2308	12/31/2012	N/A	10.543	75
12/31/2013	10.586	12.296	5507	12/31/2013	10.543	12.173	215
12/31/2014	12.296	12.408	5424	12/31/2014	12.173	12.210	207
12/31/2015	12.408	11.475	5099	12/31/2015	12.210	11.225	195
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.969	5670	12/31/2014	N/A	10.905	321
12/31/2015	10.969	11.265	12750	12/31/2015	10.905	11.133	866
AZL Pyramis Multi-Strategy Fund
12/31/2009	N/A	10.218	321	12/31/2009	N/A	10.206	28
12/31/2010	10.218	11.085	5059	12/31/2010	10.206	11.006	327
12/31/2011	11.085	10.731	10163	12/31/2011	11.006	10.591	519
12/31/2012	10.731	12.145	10808	12/31/2012	10.591	11.915	535
12/31/2013	12.145	14.147	11701	12/31/2013	11.915	13.795	504
12/31/2014	14.147	14.248	11245	12/31/2014	13.795	13.811	594
12/31/2015	14.248	13.283	10176	12/31/2015	13.811	12.798	557
AZL Pyramis Total Bond Fund
12/31/2012	N/A	10.015	84	12/31/2012	N/A	9.996	94
12/31/2013	10.015	9.659	428	12/31/2013	9.996	9.583	19
12/31/2014	9.659	10.036	874	12/31/2014	9.583	9.898	53
12/31/2015	10.036	9.809	1104	12/31/2015	9.898	9.615	49
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.776	52	12/31/2014	N/A	17.284	0
12/31/2015	17.776	18.381	123	12/31/2015	17.284	17.766	5
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.927	57	12/31/2014	N/A	16.458	0
12/31/2015	16.927	15.953	58	12/31/2015	16.458	15.419	4
AZL S&P 500 Index Fund
12/31/2007	N/A	9.882	184	12/31/2007	N/A	9.842	29
12/31/2008	9.882	6.079	316	12/31/2008	9.842	6.018	155
12/31/2009	6.079	7.514	623	12/31/2009	6.018	7.394	95
12/31/2010	7.514	8.489	1117	12/31/2010	7.394	8.304	90
12/31/2011	8.489	8.502	1998	12/31/2011	8.304	8.267	167
12/31/2012	8.502	9.675	3657	12/31/2012	8.267	9.351	253
12/31/2013	9.675	12.561	4673	12/31/2013	9.351	12.068	279
12/31/2014	12.561	14.011	4446	12/31/2014	12.068	13.381	223
12/31/2015	14.011	13.949	4065	12/31/2015	13.381	13.240	328
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.329	122	12/31/2007	N/A	9.292	14
12/31/2008	9.329	6.353	177	12/31/2008	9.292	6.289	17
12/31/2009	6.353	7.821	70	12/31/2009	6.289	7.696	9
12/31/2010	7.821	9.678	280	12/31/2010	7.696	9.467	17
12/31/2011	9.678	9.571	547	12/31/2011	9.467	9.307	33
12/31/2012	9.571	10.930	910	12/31/2012	9.307	10.564	53
12/31/2013	10.930	15.156	635	12/31/2013	10.564	14.561	40
12/31/2014	15.156	15.727	574	12/31/2014	14.561	15.019	37
12/31/2015	15.727	15.122	453	12/31/2015	15.019	14.355	44

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL T. Rowe Price Capital Appreciation Fund
12/31/2007	N/A	13.555	259	12/31/2007	N/A	13.062	98
12/31/2008	13.555	7.952	394	12/31/2008	13.062	7.618	93
12/31/2009	7.952	10.338	219	12/31/2009	7.618	9.843	87
12/31/2010	10.338	11.422	782	12/31/2010	9.843	10.811	76
12/31/2011	11.422	10.791	1358	12/31/2011	10.811	10.152	88
12/31/2012	10.791	11.951	1785	12/31/2012	10.152	11.176	114
12/31/2013	11.951	15.314	1977	12/31/2013	11.176	14.235	95
12/31/2014	15.314	16.879	1724	12/31/2014	14.235	15.596	84
12/31/2015	16.879	17.487	1476	12/31/2015	15.596	16.062	89
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	152	12/31/2008	N/A	7.888	110
12/31/2009	7.919	9.443	3219	12/31/2009	7.888	9.349	641
12/31/2010	9.443	10.220	25882	12/31/2010	9.349	10.058	2193
12/31/2011	10.220	9.712	53597	12/31/2011	10.058	9.500	3345
12/31/2012	9.712	10.530	58815	12/31/2012	9.500	10.239	3444
12/31/2013	10.530	11.881	57252	12/31/2013	10.239	11.483	2994
12/31/2014	11.881	11.942	53435	12/31/2014	11.483	11.473	2624
12/31/2015	11.942	11.658	47737	12/31/2015	11.473	11.134	2355
Davis VA Financial Portfolio
12/31/2007	N/A	15.832	42	12/31/2007	N/A	15.097	11
12/31/2008	15.832	8.373	79	12/31/2008	15.097	7.937	19
12/31/2009	8.373	11.657	33	12/31/2009	7.937	10.983	15
12/31/2010	11.657	12.771	22	12/31/2010	10.983	11.961	7
12/31/2011	12.771	11.592	17	12/31/2011	11.961	10.792	6
12/31/2012	11.592	13.582	13	12/31/2012	10.792	12.568	7
12/31/2013	13.582	17.580	12	12/31/2013	12.568	16.170	19
12/31/2014	17.580	19.562	10	12/31/2014	16.170	17.887	18
12/31/2015	19.562	19.677	9	12/31/2015	17.887	17.884	18
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	672	12/31/2011	N/A	10.416	34
12/31/2012	10.780	11.705	872	12/31/2012	10.416	11.242	44
12/31/2013	11.705	13.235	855	12/31/2013	11.242	12.635	53
12/31/2014	13.235	13.697	851	12/31/2014	12.635	12.998	48
12/31/2015	13.697	13.504	707	12/31/2015	12.998	12.739	46
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	1620	12/31/2011	N/A	9.440	103
12/31/2012	9.691	10.651	2209	12/31/2012	9.440	10.313	122
12/31/2013	10.651	12.434	2849	12/31/2013	10.313	11.969	145
12/31/2014	12.434	12.906	2635	12/31/2014	11.969	12.349	113
12/31/2015	12.906	12.761	2428	12/31/2015	12.349	12.137	106
Franklin Founding Funds Allocation VIP Fund
12/31/2007	N/A	9.246	450	12/31/2007	N/A	9.219	39
12/31/2008	9.246	5.847	589	12/31/2008	9.219	5.795	175
12/31/2009	5.847	7.510	259	12/31/2009	5.795	7.398	33
12/31/2010	7.510	8.165	437	12/31/2010	7.398	7.995	144
12/31/2011	8.165	7.927	598	12/31/2011	7.995	7.716	107
12/31/2012	7.927	9.015	535	12/31/2012	7.716	8.722	103
12/31/2013	9.015	11.003	394	12/31/2013	8.722	10.582	91
12/31/2014	11.003	11.159	280	12/31/2014	10.582	10.668	79
12/31/2015	11.159	10.320	262	12/31/2015	10.668	9.807	74

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income VIP Fund
12/31/2007	N/A	48.490	437	12/31/2007	N/A	43.279	97
12/31/2008	48.490	33.635	450	12/31/2008	43.279	29.840	65
12/31/2009	33.635	44.972	73	12/31/2009	29.840	39.660	15
12/31/2010	44.972	49.967	81	12/31/2010	39.660	43.801	13
12/31/2011	49.967	50.449	608	12/31/2011	43.801	43.959	27
12/31/2012	50.449	56.037	2293	12/31/2012	43.959	48.535	110
12/31/2013	56.037	62.962	2938	12/31/2013	48.535	54.206	119
12/31/2014	62.962	64.952	3086	12/31/2014	54.206	55.586	145
12/31/2015	64.952	59.531	2788	12/31/2015	55.586	50.641	113
Franklin Mutual Shares VIP Fund
12/31/2007	N/A	24.148	677	12/31/2007	N/A	22.584	182
12/31/2008	24.148	14.975	744	12/31/2008	22.584	13.922	140
12/31/2009	14.975	18.614	116	12/31/2009	13.922	17.201	30
12/31/2010	18.614	20.410	316	12/31/2010	17.201	18.747	32
12/31/2011	20.410	19.917	691	12/31/2011	18.747	18.186	56
12/31/2012	19.917	22.436	1090	12/31/2012	18.186	20.362	94
12/31/2013	22.436	28.376	1258	12/31/2013	20.362	25.600	75
12/31/2014	28.376	29.974	1115	12/31/2014	25.600	26.880	64
12/31/2015	29.974	28.099	939	12/31/2015	26.880	25.047	49
Franklin U.S. Government Securities VIP Fund
12/31/2007	N/A	26.205	33	12/31/2007	N/A	23.408	12
12/31/2008	26.205	27.800	57	12/31/2008	23.408	24.684	38
12/31/2009	27.800	28.262	84	12/31/2009	24.684	24.944	18
12/31/2010	28.262	29.342	490	12/31/2010	24.944	25.742	78
12/31/2011	29.342	30.578	1207	12/31/2011	25.742	26.666	119
12/31/2012	30.578	30.720	1566	12/31/2012	26.666	26.629	177
12/31/2013	30.720	29.615	1740	12/31/2013	26.629	25.517	151
12/31/2014	29.615	30.191	1790	12/31/2014	25.517	25.858	135
12/31/2015	30.191	29.913	1837	12/31/2015	25.858	25.466	129
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.501	39	12/31/2014	N/A	12.839	0
12/31/2015	13.501	13.429	252	12/31/2015	12.839	12.694	28
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.752	116	12/31/2014	N/A	16.254	75
12/31/2015	17.752	17.404	246	12/31/2015	16.254	15.840	59
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	12.953	73	12/31/2007	N/A	12.670	8
12/31/2008	12.953	10.749	91	12/31/2008	12.670	10.451	30
12/31/2009	10.749	12.886	470	12/31/2009	10.451	12.455	47
12/31/2010	12.886	14.370	3073	12/31/2010	12.455	13.806	282
12/31/2011	14.370	14.448	5712	12/31/2011	13.806	13.798	375
12/31/2012	14.448	16.375	8859	12/31/2012	13.798	15.544	626
12/31/2013	16.375	16.192	9108	12/31/2013	15.544	15.278	498
12/31/2014	16.192	16.042	8033	12/31/2014	15.278	15.047	387
12/31/2015	16.042	14.397	6840	12/31/2015	15.047	13.423	324
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.816	100	12/31/2007	N/A	12.612	14
12/31/2008	12.816	7.103	216	12/31/2008	12.612	6.948	59
12/31/2009	7.103	9.913	118	12/31/2009	6.948	9.639	44
12/31/2010	9.913	12.173	458	12/31/2010	9.639	11.765	99
12/31/2011	12.173	11.097	1032	12/31/2011	11.765	10.661	159
12/31/2012	11.097	11.531	1018	12/31/2012	10.661	11.012	141
12/31/2013	11.531	9.700	943	12/31/2013	11.012	9.207	115
12/31/2014	9.700	7.802	712	12/31/2014	9.207	7.362	93
12/31/2015	7.802	5.716	702	12/31/2015	7.362	5.361	85

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.287	67	12/31/2007	N/A	12.091	30
12/31/2008	12.287	10.347	73	12/31/2008	12.091	10.122	27
12/31/2009	10.347	13.324	300	12/31/2009	10.122	12.956	61
12/31/2010	13.324	14.738	2224	12/31/2010	12.956	14.245	275
12/31/2011	14.738	15.454	3367	12/31/2011	14.245	14.847	297
12/31/2012	15.454	17.966	3265	12/31/2012	14.847	17.157	269
12/31/2013	17.966	16.482	3318	12/31/2013	17.157	15.645	247
12/31/2014	16.482	16.500	3111	12/31/2014	15.645	15.569	198
12/31/2015	16.500	15.905	3406	12/31/2015	15.569	14.918	174
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.814	896	12/31/2011	N/A	9.774	55
12/31/2012	9.814	10.276	2190	12/31/2012	9.774	10.173	139
12/31/2013	10.276	9.814	2941	12/31/2013	10.173	9.658	170
12/31/2014	9.814	9.533	3065	12/31/2014	9.658	9.325	173
12/31/2015	9.533	8.928	3278	12/31/2015	9.325	8.860	176
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.440	102	12/31/2007	N/A	10.274	48
12/31/2008	10.440	10.208	143	12/31/2008	10.274	9.985	61
12/31/2009	10.208	11.763	171	12/31/2009	9.985	11.438	85
12/31/2010	11.763	12.952	1154	12/31/2010	11.438	12.519	151
12/31/2011	12.952	13.740	1692	12/31/2011	12.519	13.201	180
12/31/2012	13.740	14.489	1638	12/31/2012	13.201	13.837	158
12/31/2013	14.489	13.077	1769	12/31/2013	13.837	12.413	154
12/31/2014	13.077	13.187	1692	12/31/2014	12.413	12.443	149
12/31/2015	13.187	12.479	1599	12/31/2015	12.443	11.705	130
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2009	N/A	10.011	325	12/31/2009	N/A	9.999	72
12/31/2010	10.011	10.992	4428	12/31/2010	9.999	10.914	407
12/31/2011	10.992	10.652	9440	12/31/2011	10.914	10.513	651
12/31/2012	10.652	11.435	10795	12/31/2012	10.513	11.218	633
12/31/2013	11.435	10.389	10089	12/31/2013	11.218	10.131	554
12/31/2014	10.389	10.726	8569	12/31/2014	10.131	10.397	396
12/31/2015	10.726	10.562	7586	12/31/2015	10.397	10.176	355
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
12/31/2012	N/A	10.237	1636	12/31/2012	N/A	10.196	66
12/31/2013	10.237	9.477	3124	12/31/2013	10.196	9.382	113
12/31/2014	9.477	9.802	2720	12/31/2014	9.382	9.646	82
12/31/2015	9.802	9.563	2614	12/31/2015	9.646	9.355	87
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.297	57	12/31/2007	N/A	13.634	13
12/31/2008	14.297	10.779	61	12/31/2008	13.634	10.217	19
12/31/2009	10.779	14.927	383	12/31/2009	10.217	14.064	36
12/31/2010	14.927	16.855	1929	12/31/2010	14.064	15.785	177
12/31/2011	16.855	17.180	4387	12/31/2011	15.785	15.994	301
12/31/2012	17.180	19.367	8351	12/31/2012	15.994	17.922	488
12/31/2013	19.367	20.195	10693	12/31/2013	17.922	18.576	613
12/31/2014	20.195	20.581	10547	12/31/2014	18.576	18.818	562
12/31/2015	20.581	19.961	10596	12/31/2015	18.818	18.142	452

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.324	78	12/31/2007	N/A	11.983	17
12/31/2008	12.324	11.295	140	12/31/2008	11.983	10.917	83
12/31/2009	11.295	13.187	293	12/31/2009	10.917	12.669	121
12/31/2010	13.187	14.058	1884	12/31/2010	12.669	13.425	336
12/31/2011	14.058	15.482	4419	12/31/2011	13.425	14.697	659
12/31/2012	15.482	16.603	7847	12/31/2012	14.697	15.667	729
12/31/2013	16.603	14.863	7946	12/31/2013	15.667	13.941	613
12/31/2014	14.863	15.111	7682	12/31/2014	13.941	14.088	510
12/31/2015	15.111	14.498	7434	12/31/2015	14.088	13.436	431
PIMCO VIT StocksPLUS Global Portfolio
12/31/2010	N/A	10.337	39	12/31/2010	N/A	10.295	2
12/31/2011	10.337	9.713	1369	12/31/2011	10.295	9.616	102
12/31/2012	9.713	10.513	1377	12/31/2012	9.616	10.345	112
12/31/2013	10.513	12.357	1190	12/31/2013	10.345	12.087	82
12/31/2014	12.357	12.295	1053	12/31/2014	12.087	11.955	67
12/31/2015	12.295	11.031	908	12/31/2015	11.955	10.662	64
PIMCO VIT Total Return Portfolio
12/31/2007	N/A	14.986	208	12/31/2007	N/A	14.29	24
12/31/2008	14.986	15.486	263	12/31/2008	14.290	14.679	90
12/31/2009	15.486	17.420	620	12/31/2009	14.679	16.413	168
12/31/2010	17.420	18.572	4986	12/31/2010	16.413	17.393	574
12/31/2011	18.572	18.976	9053	12/31/2011	17.393	17.666	887
12/31/2012	18.976	20.507	14200	12/31/2012	17.666	18.977	997
12/31/2013	20.507	19.825	15351	12/31/2013	18.977	18.236	929
12/31/2014	19.825	20.387	14209	12/31/2014	18.236	18.640	845
12/31/2015	20.387	20.194	13664	12/31/2015	18.640	18.354	733
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	1254	12/31/2011	N/A	9.763	41
12/31/2012	9.802	10.414	3929	12/31/2012	9.763	10.310	115
12/31/2013	10.414	10.154	6945	12/31/2013	10.310	9.993	145
12/31/2014	10.154	10.318	7429	12/31/2014	9.993	10.093	157
12/31/2015	10.318	10.003	6624	12/31/2015	10.093	9.726	154
RCM Dynamic Multi-Asset Plus VIT Portfolio
12/31/2015	N/A	9.201	93	12/31/2015	N/A	9.163	8
Templeton Global Bond VIP Fund
12/31/2007	N/A	32.376	113	12/31/2007	N/A	29.016	13
12/31/2008	32.376	33.906	120	12/31/2008	29.016	30.205	18
12/31/2009	33.906	39.681	193	12/31/2009	30.205	35.138	27
12/31/2010	39.681	44.783	1208	12/31/2010	35.138	39.418	169
12/31/2011	44.783	43.777	3004	12/31/2011	39.418	38.303	304
12/31/2012	43.777	49.669	4617	12/31/2012	38.303	43.196	371
12/31/2013	49.669	49.776	5715	12/31/2013	43.196	43.031	351
12/31/2014	49.776	49.984	5829	12/31/2014	43.031	42.952	298
12/31/2015	49.984	47.167	5808	12/31/2015	42.952	40.289	266
Templeton Growth VIP Fund
12/31/2007	N/A	29.538	482	12/31/2007	N/A	27.19	71
12/31/2008	29.538	16.799	542	12/31/2008	27.190	15.371	76
12/31/2009	16.799	21.718	113	12/31/2009	15.371	19.753	12
12/31/2010	21.718	23.000	214	12/31/2010	19.753	20.793	17
12/31/2011	23.000	21.099	510	12/31/2011	20.793	18.961	39
12/31/2012	21.099	25.187	782	12/31/2012	18.961	22.498	43
12/31/2013	25.187	32.491	926	12/31/2013	22.498	28.849	52
12/31/2014	32.491	31.138	864	12/31/2014	28.849	27.482	40
12/31/2015	31.138	28.713	704	12/31/2015	27.482	25.190	32

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix B

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract's values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Quarterly Anniversary Value is $102,000.
Partial Withdrawal	Contract Value		Total Income Value (Income Focus) and Traditional Death Benefit Value		Benefit Base (Income Protector)		Rider Anniversary Value (Investment Protector)		Quarterly Anniversary Value (Quarterly Value Death Benefit)
Prior to withdrawal		$100,000	$90,000		$104,040		$100,000		$102,000
$5,000 withdrawal			–[($5,000/ 100,000) x 114,000)		–[($5,000/ 100,000) x 114,000)		–[($5,000/ 100,000) x 114,000)		–[	($5,000/100,000)
			x 90,000	)]	x 104,040	)]	x 100,000	)]	X 102,000	)]
	$	– 5,000	=– $4,500		=– $5,202		=– $5,000		=– $5,100
After withdrawal		$95,000	$85,500		$98,838		$95,000		$96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value		Traditional Death Benefit Value		Benefit Base	Income Focus Payment	Contract Value		Traditional Death Benefit Value		Income Value
Before payment		$97,000	$85,500		$120,000	Before payment		$97,000	$85,500		$85,500
$4,800 payment			–[	($4,800/97,000)		$5,344 payment			–[	($5,344/97,000)
			x 85,500)] =						x 85,500)] =
	$	– 4,800	$ – 4,231		no change		$	– 5,344	$ – 4,710		no change
After payment		$92,200	$81,269		$120,000	After payment		$91,656	$80,790		$85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix C

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value		Traditional Death Benefit Value		Benefit Base		Next anniverary's annual maximum Lifetime Plus Payment		Income Value		Next anniverary's annual maximum Income Focus Payment
Prior to withdrawal		$92,000	$81,269		$120,000		$4,800		$85,500		$5,344
$5,000 withdrawal			–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)
			x 81,269	)]	x 120,000	)]	x 4,800	)]	x 85,500		x 5,344	)]
	$	– 5,000	=– $4,417		=– $6,522		=– $261		=– $4,647		=– $290
After withdrawal		$87,000	$76,852		$113,478		$4,539		$80,853		$5,054

APPENDIX D – LIFETIME BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered three different Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit(3)	A	5/1/2007 - 1/23/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(4)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	1/26/2009 - 3/31/2009 1/26/2009 - 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(4)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(5)
Lifetime Plus II Benefit Lifetime Plus 10 Benefit	A A	11/12/2007 - 1/23/2009 7/17/2008 - 1/23/2009
Single Lifetime Plus Payments			0.80%(6)	1.20%(8)	1.60%(5)
Joint Lifetime Plus Payments			0.95%(7)	1.35%(9)	1.75%(6)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
(2)	For Contracts issued in Nevada, the additional M&E charge is 0.70% for single payments and 0.85% for joint payments and this charge will not change. In all other states, a qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.
(3)	From January 26, 2009 until March 31, 2009, this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.
(4)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.
(5)	This is the maximum charge we could impose if you have a qualifying event.
(6)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.
(7)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.
(8)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.
(9)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see "Requesting Lifetime Plus Payments"). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to note about Lifetime Benefits.
•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.
•	Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.
•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If your Lifetime Benefit includes the Cumulative Withdrawal Benefit(1) and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options' performance, and are not available to your Beneficiaries(2) upon death. (See the "Cumulative Withdrawal Benefit" discussion later in this appendix.)
(1)	The Cumulative Withdrawal Benefit was not available in Nevada.
(2)	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.
NOTE:

•	For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT
You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin.
You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:
•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value*); or
•	requesting a Full Annuitization.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
COVERED PERSON(S)
We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single Lifetime Plus Payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.
You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. For Contracts issued in Nevada, if you remove a joint Covered Person we change your additional M&E charge to 0.70% for Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, if you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

Once we remove a Covered Person, he or she cannot be reinstated.
NOTE:

•	Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.
•	For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.
•	Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

•	For Contracts issued to civil union partners in New Jersey: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner's death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.

LIFETIME PLUS PAYMENT OVERVIEW
We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	Quarterly Anniversary Value, or
•	for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person's 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).
•	for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit's 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.
•	for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract's Lifetime Plus Payment Table on the rider effective date and we cannot change it.
Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada)
50 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 79	5%
80+	6%
In all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. In Nevada you cannot choose to take less than the annual Lifetime Plus Payment. Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) may increase based on the Covered Person's age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) for your payment to increase. For more information, see the "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada). The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment for Contracts issued in Nevada).
On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:
•	the Quarterly Anniversary Value,
•	for Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),
•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or
•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.
On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada). Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person's age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.
NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase that are based on Purchase Payments, and are also not included in the parts of these values that are based on Contract Value until they are vested.

QUARTERLY ANNIVERSARY VALUE
While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
LIFETIME PLUS BENEFIT AND LIFETIME PLUS II BENEFIT VALUE DIFFERENCES
The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

5% ANNUAL INCREASE AND ENHANCED 5% ANNUAL INCREASE
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.
If the rider effective date is the Issue Date, the annual increases are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the annual increases are initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day before the tenth Rider Anniversary (or tenth reset anniversary), we adjust each annual increase as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On the first Rider Anniversary (or first reset anniversary), each annual increase is equal to:
b + (1.05 x (a – b))
Where:
a = The annual increase at the end of the prior Business Day; and
b = Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and there has not been a reset, we exclude from "b" any Purchase Payments received within 90 days of the Issue Date.
On the second through ninth Rider Anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:
d + [1.05 x ((c – d) + (0.05 x e)]
Where:
c = The annual increase at the end of the prior Business Day;
d = Purchase Payments* received during the last Contract Year; and
e = Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date is the Issue Date and there has not been a reset, we exclude from "e" any Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Business Day on or after the tenth Rider Anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.
NOTE: To receive the maximum benefit, you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment, or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit, you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.

ENHANCED 10-YEAR VALUE
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.
The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth Rider Anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth Rider Anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.
If the rider effective date is the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Enhanced 10-Year Value is initially equal to twice the Contract Value at the end of the prior Business Day.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
If the rider effective date is the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
On the eleventh and later Rider Anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•	plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
NOTE: If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.

MANUAL RESETS UNDER LIFETIME PLUS BENEFIT
While your Lifetime Plus Benefit is in effect, and before the older Covered Person's 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.
For Contracts issued in Nevada, if you reset the 5% Annual Increase we do not change Lifetime Plus Benefit's additional M&E charge. For Contracts issued in all other states, for a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
AUTOMATIC RESETS UNDER LIFETIME PLUS II BENEFIT
While your Lifetime Plus II Benefit is in effect, and before the older Covered Person's 81st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.
For an automatic reset that occurs on or after April 29, 2013, the current additional M&E chargeis 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus II Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline this increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future resets.
If we change Lifetime Plus II Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

LIFETIME PLUS 10 BENEFIT'S 10% ANNUAL INCREASE
While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.
On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.
If the rider effective date is the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 10% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary on or before the 20th Rider Anniversary, the 10% Annual Increase is equal to:
a + 0.025 (b – c)
Where:
a = The 10% Annual Increase at the end of the prior Business Day;
b = The increase base at the end of the prior Business Day; and
c = Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "c" any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.
For a reset that occurs on or after April 29, 2013, the current additional M&E chargeis 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 10 Benefit at the beginning of this appendix.We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we changethe additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 10 Benefit's additional M&E charge, then you continue to be eligible to receive future resets.
If we change Lifetime Plus 10 Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.

REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50, and for Lifetime Plus 10 Benefit it is age 65.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive*. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
*	For Contracts issued in Nevada you can continue to change your payment frequency after the Contract Value reduces to zero.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You can no longer remove your selected Lifetime Benefit from the Contract.
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.
•	Lifetime Plus Payments and Cumulative Withdrawals* do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment(or annual Lifetime Plus Payment for Contracts issued in Nevada) by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime PlusPayments to stop and your Lifetime Benefit to end.
•	Each Lifetime Plus Payment, Cumulative Withdrawal* and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	We may increase your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit's additional M&E charge** subject to the maximum additional M&E charge stated at the beginning of this appendix.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
**	We do not increase your Lifetime Benefit's additional M&E charge for Contracts issued in Nevada.
NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year for Contracts issued in all states except Nevada. For Contracts issued in Nevada, the Cumulative Withdrawal Benefit is not available and the amount you are entitled to receive each Benefit Year is the annual Lifetime Plus Payment. On the Benefit Date, the initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada) is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see "Lifetime Plus Payment Overview" earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment (or initial annual Lifetime Plus Payment in Nevada)is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.
For Contracts issued in all states except Nevada, the annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. For Contracts issued in Nevada, the initial Lifetime Plus Payment must be least $100.
We deduct each Lifetime Plus Payment, Cumulative Withdrawal,* Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this appendix.
*	The Cumulative Withdrawal Benefit was not available in Nevada.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

Cumulative Withdrawal Benefit for Contracts issued in all states except Nevada
Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.
You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.
The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options' performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.
You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.
Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) only decreases if you take an Excess Withdrawal. For Contracts issued in Nevada, an Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments. For Contracts issued in all other states, an Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee the following. For Contracts issued in Nevada, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3. For Contracts issued in all other states, we pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary) we increase next year's annual maximum Lifetime Plus Payment (or annual Lifetime Plus Payment in Nevada) to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%. In all states other than Nevada, this increase is only available if you took the annual maximum Lifetime Plus Payment during the prior Benefit Year.
•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment (or higher annual Lifetime Plus Payment in Nevada).
ForContracts issued in all states except Nevada: If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.
For Contracts issued in Nevada, if you receive an annual Lifetime Plus Paymentincrease we do not change the Lifetime Plus Benefit's additional M&E charge. For Contracts issued in all other states, if you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries)that occurs on or after April 29, 2013to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix.We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit's additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.
If we change your Lifetime Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit's guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.
If your rider effective date is before January 26, 2009:
•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.
•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.
•	We do not limit allocations to Investment Option Group C.
Group A Investment Options(1)
AZL Emerging Markets Equity Index Fund AZL Morgan Stanley Global Real Estate Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1) If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A:
AZL MVP Growth Index Strategy Fund and Franklin Founding Funds Allocation VIP Fund.

Group B Investment Options
AZL International Index Fund AZL Mid Cap Index Fund AZL Russell 1000 Growth Index Fund AZL Russell 1000 Value Index Fund AZL S&P 500 Index Fund	Franklin Mutual Shares VIP Fund PIMCO VIT StocksPLUS® Global Portfolio Templeton Growth VIP Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL Pyramis Multi-Strategy Fund
AZL Pyramis Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund

BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix D

While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
WHEN A LIFETIME BENEFIT ENDS
Your Lifetime Benefit ends upon the earliest of the following.
•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in this appendix.
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

APPENDIX E – TARGET DATE BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
Target Date Retirement Benefit	A	3/17/2008 - 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 - 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
NOTE:Your Contract refers to both of these benefits as "Target Date Retirement Benefit Rider." If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix E

There are several important points to note about Target Date Benefits.
•	Target Date Benefits do not guarantee Investment Option performance.
•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
•	We no longer accept additional Purchase Payments for Contracts with a Target Date Benefit. If you have a Target Date Benefit you can also no longer participate in the flexible rebalancing program. However, for Contracts issued in Connecticut, Florida or New Jersey, these restrictions no longer apply once the benefit ends.
•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.
REMOVING A TARGET DATE BENEFIT
You can remove a Target Date Benefit from your Contract while the Contract Value is positive.
You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.
For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before eachTarget Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix E

We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.
If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.
At the end of each Business Day, we adjust the Target Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.
NOTE: For Bonus Option Contracts,bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix E

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit's guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.
TABLE 1: Investment Option Groups
Group A(1)
AZL Emerging Markets Equity Index Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1)If your rider effective date is before January 26, 2009: AZL MVP Growth Index Strategy Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.

Group B
AZL International Index Fund AZL Mid Cap Index Fund AZL Russell 1000 Growth Index Fund AZL Russell 1000 Value Index Fund AZL S&P 500 Index Fund AZL T. Rowe Price Capital Appreciation Fund	Franklin Mutual Shares VIP Fund PIMCO VIT StocksPLUS® Global Portfolio Templeton Growth VIP Fund
Group X	Group Y
AZL DFA Multi-Strategy Fund
AZL Gateway Fund
AZL Moderate Index Strategy Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL Pyramis Multi-Strategy Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio

AZL Balanced Index Strategy Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL Pyramis Total Bond Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix E

The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix E

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for GroupA, computed as described next in this appendix.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix E

Determining the Required Group Allocation
On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to GroupY.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix E

WHEN A TARGET DATE BENEFIT ENDS
Your Target Date Benefit ends upon the earliest of the following.
•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	When the Contract ends.

APPENDIX F – PREVIOUS VERSIONS OF THE QUARTERLY VALUE DEATH BENEFIT

These are the only differences between the original Quarterly Value Death Benefit, the second Quarterly Value Death Benefit, and the Quarterly Value Death Benefit discussed in section 11.c (which was available on Version B Contracts issued from April 30, 2012 through April 26, 2013):
Original Quarterly Value Death Benefit	Second Quarterly Value Death Benefit
•Available on Version A Contracts issued from May1, 2007 through April 30, 2010.	•Available on Version A Contracts issued from May 2, 2010 throughApril 29,2011, and on Version B Contracts issued from May 2, 2011 throughApril 27, 2012.
•Did not require an Additional Required Benefit.	•Did require an Additional Required Benefit.

•If you remove the Additional Required Benefit you can continue to receive annual lock ins, and we continue to assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit's rider termination date.

For both the original Quarterly Value Death Benefit, and second Quarterly Value Death Benefit, the end date occurs on the earliest of:
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix F

APPENDIX G – SHORT WITHDRAWAL CHARGE OPTION

The Short Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2007 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The Short Withdrawal Charge Option shortens the Base Contract's withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options' net asset value.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

APPENDIX H – NO WITHDRAWAL CHARGE OPTION

The No Withdrawal Charge Option was available on Version A Contracts issued from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract's withdrawal charge. You cannot remove the NoWithdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The NoWithdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options' net asset value.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix G & H

APPENDIX I – INCOME FOCUS

Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus(1) (05.12) and (07.12) Single Income Focus Payments Joint Income Focus Payments	2.75% 2.95%	0.50% 0.50%	1.30% 1.30%
(1)	If you select the Charge Lock Option rider, the rider charge for Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Focus is in effect and your Contract Value is positive.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
REMOVING INCOME FOCUS
You can remove Income Focus from your Contract while the Contract Value is positive.
You can remove Income Focus by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus' Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

INCOME FOCUS PAYMENT OVERVIEW
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under "Income Values." Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person's age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under "Income Value Percentages and Performance Increases." A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see "Income Value Percentages and Performance Increases."
Example
Assume you purchase a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
TOTAL INCOME VALUE
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

INCOME VALUES
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for other Contract charges.
NOTE: For Contracts with the Bonus Option, bonus amounts are not included in the Income Values or Total Income Value. However, vested bonus amounts are included in the Performance Increase calculation.

INCOME VALUE PERCENTAGES AND PERFORMANCE INCREASES
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in "Income Focus Payment Overview."
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1%to each Income Value Percentage associated with an eligible Income Value if the Contract Value (or Bonus Value if you select the Bonus Option) increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).
NOTE:

•	Performance Increases are not available once the older Covered Person reaches age 91.
•	After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.

•	If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.
•	For Contracts with the Bonus Option, we include any unvested Bonus amounts when determining Performance Increases. So when we compute a Performance Increase, each Purchase Payment includes its associated bonus and we use Bonus Values instead of Contract Values.

REQUESTING INCOME FOCUS PAYMENTS
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner. In Florida, Ohio, Oregon, or Wisconsin we cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
CALCULATING YOUR INCOME FOCUS PAYMENTS
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitization, if on the maximum permitted Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

TAXATION OF INCOME FOCUS PAYMENTS
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

CHARGE LOCK OPTION
If we increase Income Focus' rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Focus at the current rider charge, but we subtract 1% from all your Income Value Percentages, and you have no opportunity for future Performance Increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Focus from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
After we receive your selection form in Good Order at our Service Center, the Charge Lock Option becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Focus at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until you remove Income Focus from your Contract. If you choose to keep Income Focus and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
If you select the Charge Lock Option rider, Income Focus's rider charge does not change on or after the Charge Lock Date, the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge.
If you select the Charge Lock Option rider, you do not receive any Performance Increases after the Last Performance Increase Date. We determine the Last Performance Increase Date as follows.
If the Charge Lock Date is…	the Last Performance Increase Date is…
before the Benefit Date	the earlier of the Benefit Date, or the Rider Anniversary on or immediately after the Charge Lock Date
the Benefit Date	the Benefit Date
after the Benefit Date	the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Contract Value is zero on the Last Performance Increase Date, the Charge Lock Option rider ends and we make no change to Income Focus or your Income Focus Payments. If your Contract Value is positive on the Last Performance Increase Date, we reduce your benefits as follows.
If the Last Performance Increase Date is on or before the Benefit Date
•	If the Last Performance Increase Date is a Rider Anniversary before the Benefit Date, we first apply a Performance Increase to each eligible Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased.
•	Next we subtract 1% from each Income Value Percentage, including the initial Income Value Percentage for any new Income Values you establish in the future. After this date your Income Value Percentages will not increase.
•	Then on the Benefit Date we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
If the Last Performance Increase Date is a Benefit Anniversary
•	We first apply Performance Increases to each Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased, and then we subtract 1% from each Income Value Percentage.
•	Next we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
•	If your reduced annual maximum Income Focus Payment is $100 or more, we verify that your annual actual Income Focus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

A hypothetical example showing how Income Focus may be affected if you select the Charge Lock Option rider is provided in Appendix K.
The Charge Lock Option rider ends on the earlier of the Business Day Income Focus ends, or the Last Performance Increase Date if you Contract Value equals zero.
NOTE:
•	Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
•	The Charge Lock Option rider is not available in Illinois and may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
•	If you select the Charge Lock Option rider, the reduction to Income Focus' benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Focus from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
•	For Charge Lock Option riders issued in all states except Pennsylvania: Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

•	For Charge Lock Option riders issued in Pennsylvania: If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your Income Value Percentages.
•	If you select the Charge Lock Option rider before Income Focus Payments begin, then request to begin payments before the Last Performance Increase Date, you give up the opportunity to receive one last Performance Increase, which may further reduce your Income Focus Payments.
•	If you select the Charge Lock Option rider and the reduction to your Income Value Percentages causes your annual maximum Income Focus Payment to be less than $100, Income Focus ends. If this occurs on the Benefit Date, you will have paid for Income Focus without receiving any of its advantages.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund AZL MVP BlackRock Global Strategy Plus Fund AZL MVP Fusion Dynamic Balanced Fund AZL MVP Fusion Dynamic Conservative Fund AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP Pyramis Multi-Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

WHEN INCOME FOCUS ENDS
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	For riders issued in all states except California and New Jersey, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in section 2.
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Performance Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Performance Increase Date your annual maximum Income Focus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues. In New Jersey, if a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Income Date.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE FOR RIDERS ISSUED IN CALIFORNIA AND NEW JERSEY:An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For riders issued in New Jersey involving civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix I

APPENDIX J – INVESTMENT PROTECTOR

Investment Protector was available from July 22, 2009 through October 14, 2015. Investment Protector has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
[RIDER VERSIONS 08.16, 09.16, AND 10.16 TO BE ADDED UPON AMENDMENT]
Investment Protector Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current
Investment Protector (01.12, 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16)	A(1) and B	4/30/2012 – 10/14/2016	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 - 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	1.15%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
NOTE:If Investment Protector ends due to the death of an Owner (or Annuitant if the Owner is a non-individual) and we deduct rider charges after the date of death, the rider charges accrued and deducted after the date of death are refunded if a Target Value Date does not occur between the date of death and the date we receive the first Valid Claim. We do not refund rider charges if a Target Value Date occurs between the date of death and the date we receive the first Valid Claim.

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

We established your Contract's Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
[RIDER VERSIONS 08.16, 09.16, AND 10.16 TO BE ADDED UPON AMENDMENT]
Benefit Version	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Investment Protector (07.13, 04.15, 04.16, 05.16, 06.16, 07.16)	7/22/2013 – 10/14/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
Investment Protector (05.10, 01.12, 07.12)	5/3/2010 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (08.09)	7/22/2009 - 4/30/2010	Tenth Rider Anniversary	Fifth Rider Anniversary	95%
REMOVING INVESTMENT PROTECTOR
You can remove Investment Protector from your Contract while the Contract Value is positive.
You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2009 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you selected the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before eachTarget Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date.We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you selected the benefitafter issue,the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
If the Rider Effective Date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Rider Anniversary we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
NOTE: For Contracts with the Bonus Option, unvested bonus amounts are not included in the Target Value or the Contract Value.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector's guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We establish your Contract's Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.
[RIDER VERSIONS 08.16, 09.16, AND 10.16 TO BE ADDED UPON AMENDMENT]
Investment Protector (07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16)
These are the Investment Option groups for Investment Protector (07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16):
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Gateway Fund
AZL Global Equity Index Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL Pyramis Multi-Strategy Fund

AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis Total Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options' Contract Value using the formula: a x (b / c) where:
a =	The new required group allocation on the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
•	The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases.If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

Investment Protector (08.09, 05.10, 01.12)
These are the Investment Option groups for Investment Protector (08.09, 05.10, 01.12):
TABLE 1: Investment Option Groups
Group A
AZL Emerging Markets Equity Index Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Gateway Fund
AZL Global Equity Index Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL Pyramis Multi-Strategy Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund

Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund

Group Y
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis Total Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2 : Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for GroupA, computed as described next in this section.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from GroupB/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to GroupY.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

WHEN INVESTMENT PROTECTOR ENDS
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse (or civil union partner for riders issued in New Jersey) elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse (or civil union partner for riders issued in New Jersey) elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix J

APPENDIX K – PREVIOUS VERSIONS OF INCOME PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.
[INCOME PROTECTOR RIDER VERSIONS 08.16 AND 09.16 TO BE ADDED UPON AMENDMENT]
Benefit Version	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
Income Protector (07.16) available on Contract Version A(1) and B from July 5, 2016 through August 1, 2016	1.40% for single and joint Lifetime Plus Payments	4%, which is 1.00% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 643.5% 65 – 794.0% 80+5.0%
Income Protector (05.16 and 06.16) available on Contract Version A(1) and B from May 3, 2016 through July 4, 2016	1.40% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 643.5% 65 – 794.0% 80+5.0%
Income Protector (04.15 and 04.16) available on Contract Version A(1) and B from April 27, 2015 through May 2, 2016	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 643.5% 65 – 794.0% 80+5.0%
Income Protector (10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	1.20% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 643.5% 65 – 794.0% 80+5.0%
Income Protector (07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	1.10% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 643.5% 65 – 794.0% 80+5.0%
Income Protector (05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	1.60% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 643.5% 65 – 794.0% 80+5.0%
Income Protector (01.12) available on Contract Version Aand B from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	1.60% for single and joint Lifetime Plus Payments	8%, which is 2% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 643.5% 65 – 794.0% 80+5.0%
Income Protector (05.11) available on Contract Version Aand B from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%
Income Protector (05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 644.0% 65 – 794.5% 80+5.5%
Income Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 65 – 794.5% 80+5.5%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
NOTE:

•	The minimum exercise age that Lifetime Plus Payments can beginis the youngest age listed in these Payment Percentages tables.
•	On the Rider Effective Date we establish your Contract's Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.

The available Investment Options for Income Protector (05.11), (05.10) and (08.09) are different than what is stated in section 11.a, and are as follows:
Income Protector (05.11), (05.10) and (08.09) available Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL Pyramis Multi-Strategy Fund
AZL Pyramis Total Bond Fund

BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix K

APPENDIX L – CHARGE LOCK OPTION EXAMPLES

These hypothetical examples show how Income Protector and Income Focus may be affected if you select the Charge Lock Option rider. These examples are intended to help you understand the Charge Lock Option rider and are not intended to display values specific to any Contract.
INCOME PROTECTOR
This hypothetical example assumes you have yet not begun Lifetime Plus Payments, and do not choose to do so on the Charge Lock Date. Your Benefit Base on the Charge Lock Date (which is also your Last Increase Date) is $100,000, and the simple interest on your Annual Increase is 6%. Your current Income Protector rider charge is 1.20%, and we notify you that we intend to increase your rider charge to 1.45%. Assuming your Contract Value is never greater than your Annual Increase, the amount you would pay for the rider charge for one year would be $1,227 based on a 1.20% rider charge and a 6% simple interest increase to the Benefit Base. You are the only Covered Person, your current age is 66, and the current payment percentage for ages 65-79 is 4.5%.
If you accept the rider charge increase, your Annual Increase continues receiving 6% annual simple interest, 1.5% each quarter. Assuming your Contract Value is never greater than your Annual Increase, your Benefit Base on the next rider anniversary will be $106,000 and the available annual maximum Lifetime Plus Payment at that time would be $4,770 (4.5% x $106,000). The amount you pay for the annual rider charge for this next year will increase to $1,483 based on the 6% simple interest increase to your Benefit Base and the increase to the rider charge.
If instead you select the Charge Lock Option rider, we subtract 1% from the current payment percentage, so the new payment percentage for ages 65-79 will be 3.5%. Your Annual Increase will not receive simple interest after the Charge Lock Date. If you were to exercise Income Protector your annual maximum Lifetime Plus Payment will be $3,500 (3.5% x $100,000). This is a loss in payment of $1,270, and these Lifetime Plus Payments can never increase. Finally, the amount you pay for the annual rider charge will be $1,200 (1.20% x $100,000) and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, yourrider charge does not increase ($283 savings). However, your Lifetime Plus Payment decreases by $1,270.
INCOME FOCUS
This hypothetical example assumes you are the sole Covered Person, and you have already begun taking Income Focus Payments. On the Last Performance Increase Date you have one Income Value of $100,000 and its Income Value Percentage after application of the Performance Increase is 5.75%, so your annual maximum Income Focus Payment is $5,750 (5.75% x $100,000). Your current Income Focus rider charge is 1.30%, and we notify you that we intend to increase your rider charge to 1.55%. The amount you are currently paying for the annual rider charge before the increase is $1,300 (1.30% x $100,000).
If you accept the rider charge increase, your Income Value Percentage continues to be eligible for future Performance Increases and, assuming you take no Excess Withdrawals, you continue to be eligible to receive an annual maximum Income Focus Payment of at least $5,750 (5.75% x $100,000) for the rest of your life. The amount you pay for the annual rider charge will increase to $1,550 (1.55% x $100,000).
If instead you select the Charge Lock Option rider, we reduce your Income Value Percentage to 4.75%, which reduces your annual maximum Income Focus to $4,750 (4.75% x $100,000). This is a loss in payment of $1,000, and these Income Focus Payments can never increase. The amount you pay for the annual rider charge remains $1,300 and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, yourrider charge does not increase ($250 savings). However, your Income Focus Payment decreases by $1,000.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix L

APPENDIX M – ADDITIONAL EXPENSE EXAMPLES

The expense examples contained in the Fee Tables reflect the most expensive combination of benefits that are available to an Owner selecting a new benefit. However, for Contracts with the previously available Income Focus Rider, in example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Here are additional example 1 and example 3 figures for these Contracts.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$1,596	$3,063	$4,345	$7,064
0.49% (the minimum Investment Option operating expense)	$1,457	$2,665	$3,714	$5,972
3)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$746	$2,213	$3,645	$7,064
0.49% (the minimum Investment Option operating expense)	$607	$1,815	$3,014	$5,972

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016
Appendix M

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey, and for Contracts issued from August 17, 2009 through April 26, 2013), or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM Variable Annuity Prospectus – October 17, 2016

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VISIONSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued on or prior to April 26, 2013 by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
 (800) 624-0197

Table of Contents

Allianz Life…………………………………………………………….	2	Income Tax Withholding……………………………..	8
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	2	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	9
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	12
Annuity Purchases by Nonresident Aliens and		Financial Statements…………………………………….	13
Foreign Corporations……………………...........................	8	Appendix A – Death of the Owner and/or Annuitant…	14
		Appendix B – Condensed Financial Information	17

Dated: October 17, 2016
VIS(VS10)SAI- 1016
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2015 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2015 and 2014 and for each of the years in the three-year period ended December 31, 2015, are included in Part C of the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2013	$263,039,138.09	$0
2014	$232,295,443.17	$0
2015	$224,176,680.19	$0
Allianz Life Financial sells contracts issued by Allianz Life primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 829 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 53 broker-dealer firms. These payments vary in amount. In 2015, the five firms receiving the largest payments, ranging from $1,175,423 to $6,676,609, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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Firm Name
LPL Financial Network
Wells Fargo
RCAP
AIG
National Planning Holdings

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract's cost basis). For a full withdrawal, the amount received that exceeds the Contract's cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
•	Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. Contributions are also limited or prohibited if the Owner's income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual's income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
4

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.
Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
PURCHASING A QUALIFIED CONTRACT
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.
An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner's lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract's interest, the entire Contract's interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant's date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract's entire interest must be distributed within five years after the Owner's date of death. These requirements are satisfied as to any part of an Owner's interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary's life, or over a period not extending beyond that Beneficiary's life expectancy, provided that distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner's surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
DIVERSIFICATION
Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract's underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
Treasury Regulations (Treasury Reg. 1.817-5) amplify the Code's diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner's control of the Separate Account's investments may cause the Owner to be treated as the owner of the Separate Account's assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account's assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts' features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner's gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution's tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract's cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract's cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract is increased to reflect the increase in the transferor's income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner's/spouse's rights and benefits under the Contract.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract's federal estate tax implications, an Owner should keep in mind the annuity contract's value payable to a Beneficiary upon the Owner's death is included in the deceased Owner's gross estate. Depending on the annuity contract, the annuity's value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract's tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options' performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract's fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable payments are not predetermined and the dollar amount varies with your selected Investment Options' performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A) =	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
(B) =	The amount applied to variable Annuity Payments on the Income Date.
(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
(D) =	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
(E) =	Dollar value of first variable Annuity Payment.
(F) =	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item "D").
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item "F") and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
 10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options' subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount's annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount's number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2015 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2015 are also included in Part C of the Registration Statement and are incorporated herein by reference.
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•  We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.  If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•  The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•  If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
–the surviving spouse becomes the new Owner, and
–the Accumulation Phase continues.

•  The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•  If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•  If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1 or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•  If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
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UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•  The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•  We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•  The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•  If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
–the surviving Joint Owner/spouse becomes the new Owner, and
–the Accumulation Phase continues.

•  If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•  If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•  If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
•  If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
15

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•  If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•  If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•  If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the "Upon the Death of a Joint Owner" table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•  If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

•  If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–Annuity Option 1  or 3, payments end.
–Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•  If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•  If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
•  Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.

•   No death benefit is payable.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
16

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit	1.70%
Bonus Option	1.70%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available from May 1, 2007 through January 23, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.40%	2.90%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.70%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.55%	3.05%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	2.85%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (both available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.65%	2.90%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.95%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	2.80%	3.05%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.10%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
17

Base Contract with Lifetime Plus II Benefit
(available from November 12, 2007 through January 23, 2009)
or Lifetime Plus 10 Benefit
(available from July 17, 2008 through  January 23, 2009)
and Optional Benefits:
	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.50%	2.40%	2.90%	2.80%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	2.80%	2.70%	3.20%	3.10%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.65%	2.55%	3.05%	2.95%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	2.95%	2.85%	3.35%	3.25%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event or had a qualifying event, but declined the M&E charge increase.
(2)	Had a qualifying event and accepted the M&E charge increase.
NOTE: A qualifying event is the reset of a Lifetime Benefit's guaranteed value or an automatic annual Lifetime Plus Payment increase that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from March 17, 2008 through January 23, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.10%	Bonus Option	2.25%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.40%	Quarterly Value Death Benefit and Bonus Option	2.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
18

(Number of Accumulation Units in thousands)

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Allianz NFJ Dividend Value VIT Portfolio
1.65%
12/31/2014                          N/A14.12151
12/31/2015                          14.12112.66035
1.70%
12/31/2014                          N/A14.1056
12/31/2015                          14.10512.63914
1.75%
12/31/2014                          N/A14.0886
12/31/2015                          14.08812.6187
1.95%
12/31/2014                          N/A14.02311
12/31/2015                          14.02312.5344
2.05%
12/31/2014                          N/A13.9900
12/31/2015                          13.99012.4920
AZL Balanced Index Strategy Fund
1.65%
12/31/2009                          N/A10.030187
12/31/2010                          10.03010.9011560
12/31/2011                          10.90110.9822893
12/31/2012                          10.98211.9133012
12/31/2013                          11.91313.2333068
12/31/2014                          13.23313.8122974
12/31/2015                          13.81213.5882447
1.70%
12/31/2009                          N/A10.029144
12/31/2010                          10.02910.8951290
12/31/2011                          10.89510.9702322
12/31/2012                          10.97011.8942383
12/31/2013                          11.89413.2052352
12/31/2014                          13.20513.7762274
12/31/2015                          13.77613.5462155
1.75%
12/31/2009                          N/A10.02831
12/31/2010                          10.02810.888140
12/31/2011                          10.88810.958295
12/31/2012                          10.95811.875282
12/31/2013                          11.87513.178282
12/31/2014                          13.17813.741280
12/31/2015                          13.74113.504260
1.80%
12/31/2009                          N/A10.0271379
12/31/2010                          10.02710.8821435
12/31/2011                          10.88210.9461549
12/31/2012                          10.94611.8561597
12/31/2013                          11.85613.1501950
12/31/2014                          13.15013.7052045
12/31/2015                          13.70513.4622324
1.95%
12/31/2009                          N/A10.024532
12/31/2010                          10.02410.863872
12/31/2011                          10.86310.9101404
12/31/2012                          10.91011.7991536
12/31/2013                          11.79913.0671730
12/31/2014                          13.06713.5991870
12/31/2015                          13.59913.3371630

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2009                          N/A10.022796
12/31/2010                          10.02210.850868
12/31/2011                          10.85010.886516
12/31/2012                          10.88611.762546
12/31/2013                          11.76213.013645
12/31/2014                          13.01313.528596
12/31/2015                          13.52813.255786
2.10%
12/31/2009                          N/A10.021820
12/31/2010                          10.02110.8431066
12/31/2011                          10.84310.8741252
12/31/2012                          10.87411.7431930
12/31/2013                          11.74312.9862249
12/31/2014                          12.98613.4932465
12/31/2015                          13.49313.2143229
2.15%
12/31/2009                          N/A10.02079
12/31/2010                          10.02010.83749
12/31/2011                          10.83710.86247
12/31/2012                          10.86211.72452
12/31/2013                          11.72412.95866
12/31/2014                          12.95813.45869
12/31/2015                          13.45813.17358
2.20%
12/31/2009                          N/A10.019497
12/31/2010                          10.01910.830481
12/31/2011                          10.83010.850472
12/31/2012                          10.85011.705441
12/31/2013                          11.70512.931464
12/31/2014                          12.93113.423467
12/31/2015                          13.42313.132556
2.25%
12/31/2009                          N/A10.018317
12/31/2010                          10.01810.824298
12/31/2011                          10.82410.839295
12/31/2012                          10.83911.687298
12/31/2013                          11.68712.904325
12/31/2014                          12.90413.388325
12/31/2015                          13.38813.092366
2.30%
12/31/2009                          N/A10.01711
12/31/2010                          10.01710.81714
12/31/2011                          10.81710.82716
12/31/2012                          10.82711.66813
12/31/2013                          11.66812.87712
12/31/2014                          12.87713.35416
12/31/2015                          13.35413.05123
2.35%
12/31/2009                          N/A10.0161477
12/31/2010                          10.01610.8111438
12/31/2011                          10.81110.8151529
12/31/2012                          10.81511.6491501
12/31/2013                          11.64912.8501438
12/31/2014                          12.85013.3191380
12/31/2015                          13.31913.0111324
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
19

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2009                          N/A10.015183
12/31/2010                          10.01510.804271
12/31/2011                          10.80410.803323
12/31/2012                          10.80311.631347
12/31/2013                          11.63112.823352
12/31/2014                          12.82313.284427
12/31/2015                          13.28412.971411
2.45%
12/31/2009                          N/A10.014190
12/31/2010                          10.01410.798210
12/31/2011                          10.79810.791203
12/31/2012                          10.79111.612202
12/31/2013                          11.61212.796212
12/31/2014                          12.79613.250166
12/31/2015                          13.25012.931215
2.50%
12/31/2009                          N/A10.0131439
12/31/2010                          10.01310.7921483
12/31/2011                          10.79210.7791457
12/31/2012                          10.77911.5941389
12/31/2013                          11.59412.7691182
12/31/2014                          12.76913.2161096
12/31/2015                          13.21612.8911114
2.55%
12/31/2009                          N/A10.013142
12/31/2010                          10.01310.785124
12/31/2011                          10.78510.768112
12/31/2012                          10.76811.575119
12/31/2013                          11.57512.743143
12/31/2014                          12.74313.181182
12/31/2015                          13.18112.851132
2.60%
12/31/2009                          N/A10.012456
12/31/2010                          10.01210.779484
12/31/2011                          10.77910.756406
12/31/2012                          10.75611.557348
12/31/2013                          11.55712.716404
12/31/2014                          12.71613.147481
12/31/2015                          13.14712.811516
2.65%
12/31/2009                          N/A10.011687
12/31/2010                          10.01110.772644
12/31/2011                          10.77210.744638
12/31/2012                          10.74411.538596
12/31/2013                          11.53812.689555
12/31/2014                          12.68913.113541
12/31/2015                          13.11312.771476
2.70%
12/31/2009                          N/A10.01059
12/31/2010                          10.01010.76659
12/31/2011                          10.76610.73251
12/31/2012                          10.73211.52049
12/31/2013                          11.52012.66375
12/31/2014                          12.66313.07964
12/31/2015                          13.07912.73259

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2009                          N/A10.009413
12/31/2010                          10.00910.759436
12/31/2011                          10.75910.721337
12/31/2012                          10.72111.501315
12/31/2013                          11.50112.636265
12/31/2014                          12.63613.045351
12/31/2015                          13.04512.692326
2.80%
12/31/2009                          N/A10.008263
12/31/2010                          10.00810.753258
12/31/2011                          10.75310.709247
12/31/2012                          10.70911.483252
12/31/2013                          11.48312.610264
12/31/2014                          12.61013.011228
12/31/2015                          13.01112.653201
2.85%
12/31/2009                          N/A10.00772
12/31/2010                          10.00710.74778
12/31/2011                          10.74710.69774
12/31/2012                          10.69711.46574
12/31/2013                          11.46512.58396
12/31/2014                          12.58312.97772
12/31/2015                          12.97712.61471
2.90%
12/31/2009                          N/A10.006145
12/31/2010                          10.00610.740149
12/31/2011                          10.74010.685117
12/31/2012                          10.68511.446117
12/31/2013                          11.44612.557154
12/31/2014                          12.55712.944174
12/31/2015                          12.94412.575188
2.95%
12/31/2009                          N/A10.005269
12/31/2010                          10.00510.734255
12/31/2011                          10.73410.674208
12/31/2012                          10.67411.428189
12/31/2013                          11.42812.531184
12/31/2014                          12.53112.910136
12/31/2015                          12.91012.536127
3.00%
12/31/2009                          N/A10.0044
12/31/2010                          10.00410.7274
12/31/2011                          10.72710.6624
12/31/2012                          10.66211.4106
12/31/2013                          11.41012.5049
12/31/2014                          12.50412.87735
12/31/2015                          12.87712.49750
3.05%
12/31/2009                          N/A10.00372
12/31/2010                          10.00310.72185
12/31/2011                          10.72110.65067
12/31/2012                          10.65011.39282
12/31/2013                          11.39212.47873
12/31/2014                          12.47812.84379
12/31/2015                          12.84312.45994
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
20

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009                          N/A10.00217
12/31/2010                          10.00210.71518
12/31/2011                          10.71510.63912
12/31/2012                          10.63911.37410
12/31/2013                          11.37412.45215
12/31/2014                          12.45212.81022
12/31/2015                          12.81012.42018
3.15%
12/31/2009                          N/A10.0010
12/31/2010                          10.00110.7080
12/31/2011                          10.70810.6270
12/31/2012                          10.62711.3550
12/31/2013                          11.35512.4263
12/31/2014                          12.42612.77712
12/31/2015                          12.77712.38213
3.20%
12/31/2013                          N/A13.9372
12/31/2014                          13.93714.3239
12/31/2015                          14.32313.8746
3.25%
12/31/2013                          N/A13.9060
12/31/2014                          13.90614.2840
12/31/2015                          14.28413.8290
3.30%
12/31/2013                          N/A12.3480
12/31/2014                          12.34812.6781
12/31/2015                          12.67812.2670
3.35%
12/31/2013                          N/A13.8430
12/31/2014                          13.84314.2060
12/31/2015                          14.20613.7391
3.40%
12/31/2013                          N/A13.8120
12/31/2014                          13.81214.1670
12/31/2015                          14.16713.6940
AZL DFA Multi-Strategy Fund
1.65%
12/31/2009                          N/A10.062125
12/31/2010                          10.06211.2253759
12/31/2011                          11.22511.04310850
12/31/2012                          11.04312.30911953
12/31/2013                          12.30914.65913656
12/31/2014                          14.65915.36013218
12/31/2015                          15.36015.00810221
1.70%
12/31/2009                          N/A10.061403
12/31/2010                          10.06111.2193267
12/31/2011                          11.21911.0317257
12/31/2012                          11.03112.2897750
12/31/2013                          12.28914.6288641
12/31/2014                          14.62815.3208646
12/31/2015                          15.32014.9617818

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009                          N/A10.06025
12/31/2010                          10.06011.212141
12/31/2011                          11.21211.019467
12/31/2012                          11.01912.270478
12/31/2013                          12.27014.598493
12/31/2014                          14.59815.281574
12/31/2015                          15.28114.915409
1.80%
12/31/2009                          N/A10.059319
12/31/2010                          10.05911.205311
12/31/2011                          11.20511.007328
12/31/2012                          11.00712.250306
12/31/2013                          12.25014.567286
12/31/2014                          14.56715.241256
12/31/2015                          15.24114.869185
1.95%
12/31/2009                          N/A10.056162
12/31/2010                          10.05611.1851610
12/31/2011                          11.18510.9713956
12/31/2012                          10.97112.1924525
12/31/2013                          12.19214.4764929
12/31/2014                          14.47615.1235078
12/31/2015                          15.12314.7313957
2.05%
12/31/2009                          N/A10.054112
12/31/2010                          10.05411.172174
12/31/2011                          11.17210.947220
12/31/2012                          10.94712.153219
12/31/2013                          12.15314.415235
12/31/2014                          14.41515.044228
12/31/2015                          15.04414.640127
2.10%
12/31/2009                          N/A10.0531084
12/31/2010                          10.05311.1651051
12/31/2011                          11.16510.9351006
12/31/2012                          10.93512.133999
12/31/2013                          12.13314.385949
12/31/2014                          14.38515.005907
12/31/2015                          15.00514.595941
2.15%
12/31/2009                          N/A10.0522
12/31/2010                          10.05211.1592
12/31/2011                          11.15910.9234
12/31/2012                          10.92312.1144
12/31/2013                          12.11414.3553
12/31/2014                          14.35514.9663
12/31/2015                          14.96614.5501
2.20%
12/31/2009                          N/A10.0511533
12/31/2010                          10.05111.1521475
12/31/2011                          11.15210.9111428
12/31/2012                          10.91112.0951422
12/31/2013                          12.09514.3251427
12/31/2014                          14.32514.9281400
12/31/2015                          14.92814.5051429
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
21

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2009                          N/A10.050600
12/31/2010                          10.05011.145661
12/31/2011                          11.14510.899690
12/31/2012                          10.89912.075722
12/31/2013                          12.07514.295759
12/31/2014                          14.29514.889674
12/31/2015                          14.88914.460545
2.30%
12/31/2009                          N/A10.0492
12/31/2010                          10.04911.1392
12/31/2011                          11.13910.8872
12/31/2012                          10.88712.0561
12/31/2013                          12.05614.2651
12/31/2014                          14.26514.8500
12/31/2015                          14.85014.4150
2.35%
12/31/2009                          N/A10.0481824
12/31/2010                          10.04811.1322114
12/31/2011                          11.13210.8752090
12/31/2012                          10.87512.0372179
12/31/2013                          12.03714.2352518
12/31/2014                          14.23514.8122668
12/31/2015                          14.81214.3712741
2.40%
12/31/2009                          N/A10.047568
12/31/2010                          10.04711.125554
12/31/2011                          11.12510.863524
12/31/2012                          10.86312.018536
12/31/2013                          12.01814.205463
12/31/2014                          14.20514.773455
12/31/2015                          14.77314.326436
2.45%
12/31/2009                          N/A10.046700
12/31/2010                          10.04611.119689
12/31/2011                          11.11910.851656
12/31/2012                          10.85111.998639
12/31/2013                          11.99814.175628
12/31/2014                          14.17514.735617
12/31/2015                          14.73514.282553
2.50%
12/31/2009                          N/A10.0451398
12/31/2010                          10.04511.1121601
12/31/2011                          11.11210.8401894
12/31/2012                          10.84011.9792385
12/31/2013                          11.97914.1462718
12/31/2014                          14.14614.6973055
12/31/2015                          14.69714.2382950
2.55%
12/31/2009                          N/A10.045286
12/31/2010                          10.04511.105370
12/31/2011                          11.10510.828336
12/31/2012                          10.82811.960325
12/31/2013                          11.96014.116301
12/31/2014                          14.11614.659337
12/31/2015                          14.65914.194263

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2009                          N/A10.044644
12/31/2010                          10.04411.099711
12/31/2011                          11.09910.816827
12/31/2012                          10.81611.941759
12/31/2013                          11.94114.086965
12/31/2014                          14.08614.6211109
12/31/2015                          14.62114.1501076
2.65%
12/31/2009                          N/A10.043989
12/31/2010                          10.04311.0921056
12/31/2011                          11.09210.8041085
12/31/2012                          10.80411.9221118
12/31/2013                          11.92214.0571218
12/31/2014                          14.05714.5831330
12/31/2015                          14.58314.1061112
2.70%
12/31/2009                          N/A10.042246
12/31/2010                          10.04211.086265
12/31/2011                          11.08610.792248
12/31/2012                          10.79211.903252
12/31/2013                          11.90314.027246
12/31/2014                          14.02714.545232
12/31/2015                          14.54514.063247
2.75%
12/31/2009                          N/A10.041186
12/31/2010                          10.04111.079262
12/31/2011                          11.07910.780455
12/31/2012                          10.78011.884503
12/31/2013                          11.88413.998657
12/31/2014                          13.99814.507796
12/31/2015                          14.50714.019844
2.80%
12/31/2009                          N/A10.040311
12/31/2010                          10.04011.072268
12/31/2011                          11.07210.769297
12/31/2012                          10.76911.865290
12/31/2013                          11.86513.969410
12/31/2014                          13.96914.469532
12/31/2015                          14.46913.976441
2.85%
12/31/2009                          N/A10.039199
12/31/2010                          10.03911.066198
12/31/2011                          11.06610.757207
12/31/2012                          10.75711.846201
12/31/2013                          11.84613.939192
12/31/2014                          13.93914.432256
12/31/2015                          14.43213.933248
2.90%
12/31/2009                          N/A10.038185
12/31/2010                          10.03811.059192
12/31/2011                          11.05910.745219
12/31/2012                          10.74511.827216
12/31/2013                          11.82713.910423
12/31/2014                          13.91014.394466
12/31/2015                          14.39413.889362
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
22

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2009                          N/A10.037176
12/31/2010                          10.03711.053164
12/31/2011                          11.05310.733194
12/31/2012                          10.73311.808201
12/31/2013                          11.80813.881200
12/31/2014                          13.88114.357304
12/31/2015                          14.35713.846271
3.00%
12/31/2009                          N/A10.0363
12/31/2010                          10.03611.0463
12/31/2011                          11.04610.7223
12/31/2012                          10.72211.78911
12/31/2013                          11.78913.85232
12/31/2014                          13.85214.32083
12/31/2015                          14.32013.80492
3.05%
12/31/2009                          N/A10.03514
12/31/2010                          10.03511.03914
12/31/2011                          11.03910.71050
12/31/2012                          10.71011.77160
12/31/2013                          11.77113.823241
12/31/2014                          13.82314.283233
12/31/2015                          14.28313.761219
3.10%
12/31/2009                          N/A10.0341
12/31/2010                          10.03411.033101
12/31/2011                          11.03310.69850
12/31/2012                          10.69811.75251
12/31/2013                          11.75213.79444
12/31/2014                          13.79414.24640
12/31/2015                          14.24613.71843
3.15%
12/31/2009                          N/A10.0330
12/31/2010                          10.03311.0260
12/31/2011                          11.02610.6860
12/31/2012                          10.68611.7333
12/31/2013                          11.73313.76548
12/31/2014                          13.76514.20976
12/31/2015                          14.20913.67680
3.20%
12/31/2013                          N/A15.9701
12/31/2014                          15.97016.47716
12/31/2015                          16.47715.85112
3.25%
12/31/2013                          N/A15.9340
12/31/2014                          15.93416.4310
12/31/2015                          16.43115.7992
3.30%
12/31/2013                          N/A13.6790
12/31/2014                          13.67914.09820
12/31/2015                          14.09813.54921
3.35%
12/31/2013                          N/A15.8630
12/31/2014                          15.86316.3410
12/31/2015                          16.34115.69713

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.40%
12/31/2013                          N/A15.8270
12/31/2014                          15.82716.2960
12/31/2015                          16.29615.6460
AZL Emerging Markets Equity Index Fund
1.65%
12/31/2007                          N/A13.399121
12/31/2008                          13.3996.341205
12/31/2009                          6.34110.71484
12/31/2010                          10.71411.846300
12/31/2011                          11.8469.640517
12/31/2012                          9.64011.476495
12/31/2013                          11.47611.052357
12/31/2014                          11.05210.303251
12/31/2015                          10.3038.829202
1.70%
12/31/2007                          N/A13.388363
12/31/2008                          13.3886.333521
12/31/2009                          6.33310.695212
12/31/2010                          10.69511.818254
12/31/2011                          11.8189.612401
12/31/2012                          9.61211.438385
12/31/2013                          11.43811.009312
12/31/2014                          11.00910.259266
12/31/2015                          10.2598.786236
1.75%
12/31/2009                          N/A10.6751
12/31/2010                          10.67511.79120
12/31/2011                          11.7919.58554
12/31/2012                          9.58511.40047
12/31/2013                          11.40010.96723
12/31/2014                          10.96710.21421
12/31/2015                          10.2148.74419
1.80%
12/31/2008                          N/A6.316137
12/31/2009                          6.31610.656294
12/31/2010                          10.65611.763325
12/31/2011                          11.7639.558316
12/31/2012                          9.55811.362251
12/31/2013                          11.36210.925208
12/31/2014                          10.92510.170137
12/31/2015                          10.1708.702128
1.95%
12/31/2007                          N/A13.33270
12/31/2008                          13.3326.29075
12/31/2009                          6.29010.597123
12/31/2010                          10.59711.681209
12/31/2011                          11.6819.477251
12/31/2012                          9.47711.249243
12/31/2013                          11.24910.800191
12/31/2014                          10.80010.039170
12/31/2015                          10.0398.576135
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
23

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008                          N/A6.27456
12/31/2009                          6.27410.558124
12/31/2010                          10.55811.627164
12/31/2011                          11.6279.424184
12/31/2012                          9.42411.174186
12/31/2013                          11.17410.717144
12/31/2014                          10.7179.95272
12/31/2015                          9.9528.49474
2.10%
12/31/2007                          N/A13.2980
12/31/2008                          13.2986.265249
12/31/2009                          6.26510.538561
12/31/2010                          10.53811.599605
12/31/2011                          11.5999.397613
12/31/2012                          9.39711.136571
12/31/2013                          11.13610.676599
12/31/2014                          10.6769.909513
12/31/2015                          9.9098.453460
2.15%
12/31/2008                          N/A6.2573
12/31/2009                          6.25710.51918
12/31/2010                          10.51911.57319
12/31/2011                          11.5739.37016
12/31/2012                          9.37011.10015
12/31/2013                          11.10010.63514
12/31/2014                          10.6359.8669
12/31/2015                          9.8668.41210
2.20%
12/31/2007                          N/A13.2760
12/31/2008                          13.2766.248297
12/31/2009                          6.24810.500448
12/31/2010                          10.50011.545596
12/31/2011                          11.5459.343609
12/31/2012                          9.34311.062542
12/31/2013                          11.06210.594516
12/31/2014                          10.5949.823480
12/31/2015                          9.8238.371451
2.25%
12/31/2007                          N/A13.2650
12/31/2008                          13.2656.240140
12/31/2009                          6.24010.480306
12/31/2010                          10.48011.518389
12/31/2011                          11.5189.317405
12/31/2012                          9.31711.025346
12/31/2013                          11.02510.554330
12/31/2014                          10.5549.780331
12/31/2015                          9.7808.331327
2.30%
12/31/2009                          N/A10.4616
12/31/2010                          10.46111.4919
12/31/2011                          11.4919.2908
12/31/2012                          9.29010.9888
12/31/2013                          10.98810.5136
12/31/2014                          10.5139.7387
12/31/2015                          9.7388.2906

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007                          N/A13.2430
12/31/2008                          13.2436.223358
12/31/2009                          6.22310.442661
12/31/2010                          10.44211.464757
12/31/2011                          11.4649.264739
12/31/2012                          9.26410.952668
12/31/2013                          10.95210.473585
12/31/2014                          10.4739.696544
12/31/2015                          9.6968.250543
2.40%
12/31/2007                          N/A13.2320
12/31/2008                          13.2326.215218
12/31/2009                          6.21510.423654
12/31/2010                          10.42311.437569
12/31/2011                          11.4379.238419
12/31/2012                          9.23810.915369
12/31/2013                          10.91510.433340
12/31/2014                          10.4339.654353
12/31/2015                          9.6548.211276
2.45%
12/31/2007                          N/A13.2210
12/31/2008                          13.2216.207118
12/31/2009                          6.20710.404137
12/31/2010                          10.40411.411163
12/31/2011                          11.4119.212166
12/31/2012                          9.21210.879149
12/31/2013                          10.87910.393112
12/31/2014                          10.3939.61294
12/31/2015                          9.6128.17196
2.50%
12/31/2007                          N/A13.2090
12/31/2008                          13.2096.198285
12/31/2009                          6.19810.384456
12/31/2010                          10.38411.384471
12/31/2011                          11.3849.186531
12/31/2012                          9.18610.843477
12/31/2013                          10.84310.353439
12/31/2014                          10.3539.570407
12/31/2015                          9.5708.131409
2.55%
12/31/2007                          N/A13.1980
12/31/2008                          13.1986.19097
12/31/2009                          6.19010.365226
12/31/2010                          10.36511.357232
12/31/2011                          11.3579.160244
12/31/2012                          9.16010.806218
12/31/2013                          10.80610.313205
12/31/2014                          10.3139.529183
12/31/2015                          9.5298.092169
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
24

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A13.1870
12/31/2008                          13.1876.182110
12/31/2009                          6.18210.346177
12/31/2010                          10.34611.331210
12/31/2011                          11.3319.134230
12/31/2012                          9.13410.770190
12/31/2013                          10.77010.274151
12/31/2014                          10.2749.488189
12/31/2015                          9.4888.053197
2.65%
12/31/2007                          N/A13.1760
12/31/2008                          13.1766.173140
12/31/2009                          6.17310.327267
12/31/2010                          10.32711.304254
12/31/2011                          11.3049.108245
12/31/2012                          9.10810.734224
12/31/2013                          10.73410.234220
12/31/2014                          10.2349.447220
12/31/2015                          9.4478.014212
2.70%
12/31/2007                          N/A13.1650
12/31/2008                          13.1656.16542
12/31/2009                          6.16510.308120
12/31/2010                          10.30811.278114
12/31/2011                          11.2789.08286
12/31/2012                          9.08210.69981
12/31/2013                          10.69910.19575
12/31/2014                          10.1959.40657
12/31/2015                          9.4067.97560
2.75%
12/31/2007                          N/A13.1540
12/31/2008                          13.1546.15743
12/31/2009                          6.15710.28984
12/31/2010                          10.28911.25264
12/31/2011                          11.2529.05673
12/31/2012                          9.05610.66363
12/31/2013                          10.66310.15676
12/31/2014                          10.1569.36584
12/31/2015                          9.3657.93783
2.80%
12/31/2007                          N/A13.1430
12/31/2008                          13.1436.14949
12/31/2009                          6.14910.270135
12/31/2010                          10.27011.225144
12/31/2011                          11.2259.030138
12/31/2012                          9.03010.627127
12/31/2013                          10.62710.11786
12/31/2014                          10.1179.32466
12/31/2015                          9.3247.89983

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A13.1320
12/31/2008                          13.1326.14016
12/31/2009                          6.14010.25171
12/31/2010                          10.25111.19963
12/31/2011                          11.1999.00567
12/31/2012                          9.00510.59260
12/31/2013                          10.59210.07854
12/31/2014                          10.0789.28456
12/31/2015                          9.2847.86059
2.90%
12/31/2007                          N/A13.1210
12/31/2008                          13.1216.13242
12/31/2009                          6.13210.23367
12/31/2010                          10.23311.17362
12/31/2011                          11.1738.97959
12/31/2012                          8.97910.55758
12/31/2013                          10.55710.04054
12/31/2014                          10.0409.24472
12/31/2015                          9.2447.82283
2.95%
12/31/2007                          N/A13.1100
12/31/2008                          13.1106.12422
12/31/2009                          6.12410.214111
12/31/2010                          10.21411.14749
12/31/2011                          11.1478.95434
12/31/2012                          8.95410.52134
12/31/2013                          10.52110.00135
12/31/2014                          10.0019.20439
12/31/2015                          9.2047.78530
3.00%
12/31/2008                          N/A6.1164
12/31/2009                          6.11610.1964
12/31/2010                          10.19611.1227
12/31/2011                          11.1228.9290
12/31/2012                          8.92910.4872
12/31/2013                          10.4879.9645
12/31/2014                          9.9649.16515
12/31/2015                          9.1657.74819
3.05%
12/31/2009                          N/A10.1777
12/31/2010                          10.17711.0950
12/31/2011                          11.0958.9030
12/31/2012                          8.90310.4520
12/31/2013                          10.4529.92511
12/31/2014                          9.9259.12430
12/31/2015                          9.1247.71039
3.10%
12/31/2009                          N/A10.1584
12/31/2010                          10.15811.0693
12/31/2011                          11.0698.8780
12/31/2012                          8.87810.4170
12/31/2013                          10.4179.8870
12/31/2014                          9.8879.0850
12/31/2015                          9.0857.6730
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
25

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009                          N/A10.1392
12/31/2010                          10.13911.0430
12/31/2011                          11.0438.8530
12/31/2012                          8.85310.3820
12/31/2013                          10.3829.8493
12/31/2014                          9.8499.04611
12/31/2015                          9.0467.63619
3.20%
12/31/2013                          N/A10.6601
12/31/2014                          10.6609.7852
12/31/2015                          9.7858.2562
3.25%
12/31/2013                          N/A10.6191
12/31/2014                          10.6199.7431
12/31/2015                          9.7438.2161
3.30%
12/31/2013                          N/A9.7370
12/31/2014                          9.7378.9295
12/31/2015                          8.9297.5266
3.35%
12/31/2013                          N/A10.5380
12/31/2014                          10.5389.6590
12/31/2015                          9.6598.1370
3.40%
12/31/2013                          N/A10.4970
12/31/2014                          10.4979.6170
12/31/2015                          9.6178.0980
AZL Enhanced Bond Index Fund
1.65%
12/31/2014                          N/A11.1358
12/31/2015                          11.13510.97938
1.70%
12/31/2014                          N/A11.10530
12/31/2015                          11.10510.94371
1.75%
12/31/2014                          N/A11.0740
12/31/2015                          11.07410.9080
1.95%
12/31/2014                          N/A10.9542
12/31/2015                          10.95410.7675
2.05%
12/31/2014                          N/A10.8940
12/31/2015                          10.89410.6983
AZL Gateway Fund
1.65%
12/31/2010                          N/A10.085407
12/31/2011                          10.08510.224922
12/31/2012                          10.22410.473914
12/31/2013                          10.47311.1721090
12/31/2014                          11.17211.328851
12/31/2015                          11.32811.363772

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2010                          N/A10.082255
12/31/2011                          10.08210.216546
12/31/2012                          10.21610.459619
12/31/2013                          10.45911.151706
12/31/2014                          11.15111.302714
12/31/2015                          11.30211.331623
1.75%
12/31/2010                          N/A10.07810
12/31/2011                          10.07810.20737
12/31/2012                          10.20710.44540
12/31/2013                          10.44511.13139
12/31/2014                          11.13111.27635
12/31/2015                          11.27611.29930
1.80%
12/31/2010                          N/A10.0756
12/31/2011                          10.07510.1997
12/31/2012                          10.19910.43127
12/31/2013                          10.43111.11030
12/31/2014                          11.11011.2498
12/31/2015                          11.24911.2677
1.95%
12/31/2010                          N/A10.065111
12/31/2011                          10.06510.173274
12/31/2012                          10.17310.390315
12/31/2013                          10.39011.049371
12/31/2014                          11.04911.171427
12/31/2015                          11.17111.171307
2.05%
12/31/2010                          N/A10.0581
12/31/2011                          10.05810.1564
12/31/2012                          10.15610.3627
12/31/2013                          10.36211.0087
12/31/2014                          11.00811.1186
12/31/2015                          11.11811.1083
2.10%
12/31/2010                          N/A10.05514
12/31/2011                          10.05510.14818
12/31/2012                          10.14810.34831
12/31/2013                          10.34810.98832
12/31/2014                          10.98811.09235
12/31/2015                          11.09211.07754
2.15%
12/31/2010                          N/A10.0510
12/31/2011                          10.05110.1390
12/31/2012                          10.13910.3340
12/31/2013                          10.33410.9680
12/31/2014                          10.96811.0674
12/31/2015                          11.06711.0452
2.20%
12/31/2010                          N/A10.0484
12/31/2011                          10.04810.13129
12/31/2012                          10.13110.32036
12/31/2013                          10.32010.94849
12/31/2014                          10.94811.04143
12/31/2015                          11.04111.01458
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
26

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2010                          N/A10.0444
12/31/2011                          10.04410.12214
12/31/2012                          10.12210.30724
12/31/2013                          10.30710.92838
12/31/2014                          10.92811.01533
12/31/2015                          11.01510.98335
2.30%
12/31/2010                          N/A10.0410
12/31/2011                          10.04110.1141
12/31/2012                          10.11410.2930
12/31/2013                          10.29310.9080
12/31/2014                          10.90810.9890
12/31/2015                          10.98910.9520
2.35%
12/31/2010                          N/A10.0388
12/31/2011                          10.03810.10541
12/31/2012                          10.10510.27943
12/31/2013                          10.27910.88887
12/31/2014                          10.88810.963108
12/31/2015                          10.96310.920141
2.40%
12/31/2010                          N/A10.03410
12/31/2011                          10.03410.09719
12/31/2012                          10.09710.26520
12/31/2013                          10.26510.86853
12/31/2014                          10.86810.93891
12/31/2015                          10.93810.89061
2.45%
12/31/2010                          N/A10.03111
12/31/2011                          10.03110.08821
12/31/2012                          10.08810.25225
12/31/2013                          10.25210.84829
12/31/2014                          10.84810.91213
12/31/2015                          10.91210.85916
2.50%
12/31/2010                          N/A10.02811
12/31/2011                          10.02810.08043
12/31/2012                          10.08010.238130
12/31/2013                          10.23810.828162
12/31/2014                          10.82810.887184
12/31/2015                          10.88710.828216
2.55%
12/31/2010                          N/A10.0240
12/31/2011                          10.02410.0713
12/31/2012                          10.07110.2245
12/31/2013                          10.22410.8087
12/31/2014                          10.80810.86111
12/31/2015                          10.86110.79710
2.60%
12/31/2010                          N/A10.02110
12/31/2011                          10.02110.06336
12/31/2012                          10.06310.21044
12/31/2013                          10.21010.78862
12/31/2014                          10.78810.83654
12/31/2015                          10.83610.76764

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2010                          N/A10.01711
12/31/2011                          10.01710.05572
12/31/2012                          10.05510.19773
12/31/2013                          10.19710.768207
12/31/2014                          10.76810.811224
12/31/2015                          10.81110.736206
2.70%
12/31/2010                          N/A10.0143
12/31/2011                          10.01410.0463
12/31/2012                          10.04610.1833
12/31/2013                          10.18310.7489
12/31/2014                          10.74810.78511
12/31/2015                          10.78510.7069
2.75%
12/31/2010                          N/A10.01121
12/31/2011                          10.01110.03857
12/31/2012                          10.03810.17068
12/31/2013                          10.17010.729108
12/31/2014                          10.72910.760117
12/31/2015                          10.76010.675141
2.80%
12/31/2010                          N/A10.0073
12/31/2011                          10.00710.02919
12/31/2012                          10.02910.15614
12/31/2013                          10.15610.70943
12/31/2014                          10.70910.73547
12/31/2015                          10.73510.64545
2.85%
12/31/2010                          N/A10.00420
12/31/2011                          10.00410.02120
12/31/2012                          10.02110.14220
12/31/2013                          10.14210.68923
12/31/2014                          10.68910.71025
12/31/2015                          10.71010.61533
2.90%
12/31/2010                          N/A10.0015
12/31/2011                          10.00110.01342
12/31/2012                          10.01310.1298
12/31/2013                          10.12910.67053
12/31/2014                          10.67010.685111
12/31/2015                          10.68510.58560
2.95%
12/31/2010                          N/A9.9970
12/31/2011                          9.99710.0040
12/31/2012                          10.00410.1156
12/31/2013                          10.11510.65013
12/31/2014                          10.65010.66015
12/31/2015                          10.66010.55517
3.00%
12/31/2010                          N/A9.9940
12/31/2011                          9.9949.9963
12/31/2012                          9.99610.1023
12/31/2013                          10.10210.6310
12/31/2014                          10.63110.6353
12/31/2015                          10.63510.52514
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
27

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2010                          N/A9.9900
12/31/2011                          9.9909.9883
12/31/2012                          9.98810.0883
12/31/2013                          10.08810.61113
12/31/2014                          10.61110.61073
12/31/2015                          10.61010.49517
3.10%
12/31/2010                          N/A9.9870
12/31/2011                          9.9879.9790
12/31/2012                          9.97910.0750
12/31/2013                          10.07510.59251
12/31/2014                          10.59210.58650
12/31/2015                          10.58610.46550
3.15%
12/31/2010                          N/A9.9840
12/31/2011                          9.9849.9712
12/31/2012                          9.97110.0612
12/31/2013                          10.06110.5723
12/31/2014                          10.57210.5614
12/31/2015                          10.56110.43610
3.20%
12/31/2013                          N/A10.5480
12/31/2014                          10.54810.5321
12/31/2015                          10.53210.4010
3.25%
12/31/2013                          N/A10.5290
12/31/2014                          10.52910.5070
12/31/2015                          10.50710.3720
3.30%
12/31/2013                          N/A10.8320
12/31/2014                          10.83210.8040
12/31/2015                          10.80410.6600
3.35%
12/31/2013                          N/A10.4900
12/31/2014                          10.49010.4580
12/31/2015                          10.45810.3131
3.40%
12/31/2013                          N/A10.4700
12/31/2014                          10.47010.4330
12/31/2015                          10.43310.2840
AZL Global Equity Index Fund
1.65%
12/31/2014                          N/A15.5576
12/31/2015                          15.55713.37914
1.70%
12/31/2014                          N/A15.5133
12/31/2015                          15.51313.33512
1.75%
12/31/2014                          N/A15.4690
12/31/2015                          15.46913.2900
1.95%
12/31/2014                          N/A15.2954
12/31/2015                          15.29513.1145
2.05%
12/31/2014                          N/A15.2080
12/31/2015                          15.20813.0270

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Government Money Market Fund
1.65%
12/31/2007                          N/A10.907877
12/31/2008                          10.90710.990650
12/31/2009                          10.99010.8341281
12/31/2010                          10.83410.6573566
12/31/2011                          10.65710.4845298
12/31/2012                          10.48410.3113499
12/31/2013                          10.31110.1433134
12/31/2014                          10.1439.9772809
12/31/2015                          9.9779.8152660
1.70%
12/31/2007                          N/A10.864733
12/31/2008                          10.86410.9411307
12/31/2009                          10.94110.7801312
12/31/2010                          10.78010.5992898
12/31/2011                          10.59910.4214583
12/31/2012                          10.42110.2455791
12/31/2013                          10.24510.0723816
12/31/2014                          10.0729.9033372
12/31/2015                          9.9039.7373397
1.75%
12/31/2009                          N/A10.71893
12/31/2010                          10.71810.533675
12/31/2011                          10.53310.351504
12/31/2012                          10.35110.171327
12/31/2013                          10.1719.994391
12/31/2014                          9.9949.822198
12/31/2015                          9.8229.652301
1.80%
12/31/2008                          N/A10.8441586
12/31/2009                          10.84410.6741140
12/31/2010                          10.67410.484793
12/31/2011                          10.48410.298785
12/31/2012                          10.29810.113796
12/31/2013                          10.1139.933838
12/31/2014                          9.9339.756730
12/31/2015                          9.7569.5831029
1.95%
12/31/2007                          N/A10.65184
12/31/2008                          10.65110.700175
12/31/2009                          10.70010.516998
12/31/2010                          10.51610.3141275
12/31/2011                          10.31410.1151860
12/31/2012                          10.1159.9191708
12/31/2013                          9.9199.7281097
12/31/2014                          9.7289.5401105
12/31/2015                          9.5409.3571205
2.05%
12/31/2008                          N/A10.605945
12/31/2009                          10.60510.412478
12/31/2010                          10.41210.202584
12/31/2011                          10.2029.995577
12/31/2012                          9.9959.791554
12/31/2013                          9.7919.593500
12/31/2014                          9.5939.399280
12/31/2015                          9.3999.209227
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
28

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007                          N/A10.5250
12/31/2008                          10.52510.5571093
12/31/2009                          10.55710.3611780
12/31/2010                          10.36110.1461241
12/31/2011                          10.1469.9361185
12/31/2012                          9.9369.7281042
12/31/2013                          9.7289.5261140
12/31/2014                          9.5269.3291058
12/31/2015                          9.3299.136636
2.15%
12/31/2008                          N/A10.510153
12/31/2009                          10.51010.30927
12/31/2010                          10.30910.09135
12/31/2011                          10.0919.87775
12/31/2012                          9.8779.66666
12/31/2013                          9.6669.46044
12/31/2014                          9.4609.2601
12/31/2015                          9.2609.0634
2.20%
12/31/2007                          N/A10.4420
12/31/2008                          10.44210.4642075
12/31/2009                          10.46410.2581367
12/31/2010                          10.25810.036970
12/31/2011                          10.0369.818870
12/31/2012                          9.8189.603859
12/31/2013                          9.6039.395701
12/31/2014                          9.3959.191694
12/31/2015                          9.1918.991711
2.25%
12/31/2007                          N/A10.4010
12/31/2008                          10.40110.417921
12/31/2009                          10.41710.208981
12/31/2010                          10.2089.981714
12/31/2011                          9.9819.760559
12/31/2012                          9.7609.542623
12/31/2013                          9.5429.329454
12/31/2014                          9.3299.123410
12/31/2015                          9.1238.920719
2.30%
12/31/2009                          N/A10.15725
12/31/2010                          10.1579.92737
12/31/2011                          9.9279.70225
12/31/2012                          9.7029.4802
12/31/2013                          9.4809.26512
12/31/2014                          9.2659.0552
12/31/2015                          9.0558.8495
2.35%
12/31/2007                          N/A10.3180
12/31/2008                          10.31810.3252999
12/31/2009                          10.32510.1073087
12/31/2010                          10.1079.8732771
12/31/2011                          9.8739.6442150
12/31/2012                          9.6449.4192830
12/31/2013                          9.4199.2002504
12/31/2014                          9.2008.9872197
12/31/2015                          8.9878.7792092

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007                          N/A10.2780
12/31/2008                          10.27810.279790
12/31/2009                          10.27910.0571104
12/31/2010                          10.0579.819797
12/31/2011                          9.8199.5872013
12/31/2012                          9.5879.358705
12/31/2013                          9.3589.1371697
12/31/2014                          9.1378.921540
12/31/2015                          8.9218.710675
2.45%
12/31/2007                          N/A10.2370
12/31/2008                          10.23710.2331154
12/31/2009                          10.23310.0071134
12/31/2010                          10.0079.765863
12/31/2011                          9.7659.530629
12/31/2012                          9.5309.298449
12/31/2013                          9.2989.073292
12/31/2014                          9.0738.854251
12/31/2015                          8.8548.640226
2.50%
12/31/2007                          N/A10.1970
12/31/2008                          10.19710.1871748
12/31/2009                          10.1879.9572512
12/31/2010                          9.9579.7121925
12/31/2011                          9.7129.4731608
12/31/2012                          9.4739.2381350
12/31/2013                          9.2389.0101033
12/31/2014                          9.0108.7881190
12/31/2015                          8.7888.5721329
2.55%
12/31/2007                          N/A10.1560
12/31/2008                          10.15610.142663
12/31/2009                          10.1429.908549
12/31/2010                          9.9089.659635
12/31/2011                          9.6599.417606
12/31/2012                          9.4179.179470
12/31/2013                          9.1798.948432
12/31/2014                          8.9488.723331
12/31/2015                          8.7238.504292
2.60%
12/31/2007                          N/A10.1160
12/31/2008                          10.11610.0971615
12/31/2009                          10.0979.8591837
12/31/2010                          9.8599.6071388
12/31/2011                          9.6079.361908
12/31/2012                          9.3619.119833
12/31/2013                          9.1198.886508
12/31/2014                          8.8868.658454
12/31/2015                          8.6588.436599
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
29

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007                          N/A10.0760
12/31/2008                          10.07610.0521507
12/31/2009                          10.0529.8101709
12/31/2010                          9.8109.5541942
12/31/2011                          9.5549.3051634
12/31/2012                          9.3059.0611366
12/31/2013                          9.0618.8241078
12/31/2014                          8.8248.5941029
12/31/2015                          8.5948.3701184
2.70%
12/31/2007                          N/A10.0360
12/31/2008                          10.03610.007630
12/31/2009                          10.0079.762629
12/31/2010                          9.7629.502494
12/31/2011                          9.5029.250329
12/31/2012                          9.2509.002364
12/31/2013                          9.0028.763279
12/31/2014                          8.7638.530510
12/31/2015                          8.5308.303449
2.75%
12/31/2007                          N/A9.9970
12/31/2008                          9.9979.962502
12/31/2009                          9.9629.713652
12/31/2010                          9.7139.451701
12/31/2011                          9.4519.195419
12/31/2012                          9.1958.944446
12/31/2013                          8.9448.702509
12/31/2014                          8.7028.466504
12/31/2015                          8.4668.237623
2.80%
12/31/2007                          N/A9.9570
12/31/2008                          9.9579.918783
12/31/2009                          9.9189.6651116
12/31/2010                          9.6659.399672
12/31/2011                          9.3999.140504
12/31/2012                          9.1408.887420
12/31/2013                          8.8878.641512
12/31/2014                          8.6418.403553
12/31/2015                          8.4038.172597
2.85%
12/31/2007                          N/A9.9180
12/31/2008                          9.9189.874159
12/31/2009                          9.8749.617288
12/31/2010                          9.6179.348239
12/31/2011                          9.3489.086239
12/31/2012                          9.0868.829286
12/31/2013                          8.8298.581272
12/31/2014                          8.5818.341236
12/31/2015                          8.3418.107221

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007                          N/A9.8790
12/31/2008                          9.8799.830496
12/31/2009                          9.8309.570272
12/31/2010                          9.5709.297257
12/31/2011                          9.2979.032224
12/31/2012                          9.0328.773170
12/31/2013                          8.7738.522241
12/31/2014                          8.5228.279238
12/31/2015                          8.2798.043221
2.95%
12/31/2007                          N/A9.8400
12/31/2008                          9.8409.786642
12/31/2009                          9.7869.522243
12/31/2010                          9.5229.246131
12/31/2011                          9.2468.978322
12/31/2012                          8.9788.716183
12/31/2013                          8.7168.463258
12/31/2014                          8.4638.217165
12/31/2015                          8.2177.979212
3.00%
12/31/2008                          N/A9.74372
12/31/2009                          9.7439.475179
12/31/2010                          9.4759.196202
12/31/2011                          9.1968.925172
12/31/2012                          8.9258.660180
12/31/2013                          8.6608.404170
12/31/2014                          8.4048.156155
12/31/2015                          8.1567.916157
3.05%
12/31/2009                          N/A9.428185
12/31/2010                          9.4289.146143
12/31/2011                          9.1468.87283
12/31/2012                          8.8728.60437
12/31/2013                          8.6048.34646
12/31/2014                          8.3468.09663
12/31/2015                          8.0967.853161
3.10%
12/31/2009                          N/A9.382135
12/31/2010                          9.3829.096193
12/31/2011                          9.0968.819225
12/31/2012                          8.8198.549197
12/31/2013                          8.5498.288228
12/31/2014                          8.2888.035275
12/31/2015                          8.0357.791279
3.15%
12/31/2009                          N/A9.33528
12/31/2010                          9.3359.04615
12/31/2011                          9.0468.7679
12/31/2012                          8.7678.49424
12/31/2013                          8.4948.23016
12/31/2014                          8.2307.97612
12/31/2015                          7.9767.72919
3.20%
12/31/2013                          N/A8.1630
12/31/2014                          8.1637.9071
12/31/2015                          7.9077.6583
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
30

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013                          N/A8.1060
12/31/2014                          8.1067.8480
12/31/2015                          7.8487.5970
3.30%
12/31/2013                          N/A7.8840
12/31/2014                          7.8847.6281
12/31/2015                          7.6287.3810
3.35%
12/31/2013                          N/A7.9940
12/31/2014                          7.9947.7310
12/31/2015                          7.7317.4770
3.40%
12/31/2013                          N/A7.9390
12/31/2014                          7.9397.6740
12/31/2015                          7.6747.4180
AZL International Index Fund
1.65%
12/31/2009                          N/A9.75621
12/31/2010                          9.75610.27973
12/31/2011                          10.2798.820302
12/31/2012                          8.82010.239463
12/31/2013                          10.23912.222461
12/31/2014                          12.22211.279472
12/31/2015                          11.27910.941402
1.70%
12/31/2009                          N/A9.75540
12/31/2010                          9.75510.273109
12/31/2011                          10.2738.810200
12/31/2012                          8.81010.223301
12/31/2013                          10.22312.197376
12/31/2014                          12.19711.250372
12/31/2015                          11.25010.907358
1.75%
12/31/2009                          N/A9.7540
12/31/2010                          9.75410.2675
12/31/2011                          10.2678.80022
12/31/2012                          8.80010.20635
12/31/2013                          10.20612.17145
12/31/2014                          12.17111.22151
12/31/2015                          11.22110.87338
1.80%
12/31/2009                          N/A9.753102
12/31/2010                          9.75310.261219
12/31/2011                          10.2618.791147
12/31/2012                          8.79110.190114
12/31/2013                          10.19012.146118
12/31/2014                          12.14611.191123
12/31/2015                          11.19110.839300
1.95%
12/31/2009                          N/A9.75074
12/31/2010                          9.75010.243103
12/31/2011                          10.2438.762136
12/31/2012                          8.76210.141170
12/31/2013                          10.14112.070156
12/31/2014                          12.07011.105149
12/31/2015                          11.10510.739128

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2009                          N/A9.74819
12/31/2010                          9.74810.23026
12/31/2011                          10.2308.74345
12/31/2012                          8.74310.10943
12/31/2013                          10.10912.01958
12/31/2014                          12.01911.04766
12/31/2015                          11.04710.67358
2.10%
12/31/2009                          N/A9.747207
12/31/2010                          9.74710.224239
12/31/2011                          10.2248.733238
12/31/2012                          8.73310.093248
12/31/2013                          10.09311.994224
12/31/2014                          11.99411.018182
12/31/2015                          11.01810.640423
2.15%
12/31/2009                          N/A9.7460
12/31/2010                          9.74610.2185
12/31/2011                          10.2188.7240
12/31/2012                          8.72410.0770
12/31/2013                          10.07711.9690
12/31/2014                          11.96910.9900
12/31/2015                          10.99010.6072
2.20%
12/31/2009                          N/A9.746175
12/31/2010                          9.74610.212218
12/31/2011                          10.2128.714229
12/31/2012                          8.71410.061230
12/31/2013                          10.06111.944239
12/31/2014                          11.94410.961218
12/31/2015                          10.96110.574268
2.25%
12/31/2009                          N/A9.745165
12/31/2010                          9.74510.206148
12/31/2011                          10.2068.705153
12/31/2012                          8.70510.045144
12/31/2013                          10.04511.919135
12/31/2014                          11.91910.933130
12/31/2015                          10.93310.541130
2.30%
12/31/2009                          N/A9.7440
12/31/2010                          9.74410.2000
12/31/2011                          10.2008.6950
12/31/2012                          8.69510.0290
12/31/2013                          10.02911.8940
12/31/2014                          11.89410.9040
12/31/2015                          10.90410.5090
2.35%
12/31/2009                          N/A9.743334
12/31/2010                          9.74310.194320
12/31/2011                          10.1948.686353
12/31/2012                          8.68610.013299
12/31/2013                          10.01311.869320
12/31/2014                          11.86910.876301
12/31/2015                          10.87610.476322
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
31

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2009                          N/A9.74286
12/31/2010                          9.74210.18890
12/31/2011                          10.1888.676101
12/31/2012                          8.6769.997105
12/31/2013                          9.99711.84490
12/31/2014                          11.84410.84882
12/31/2015                          10.84810.444110
2.45%
12/31/2009                          N/A9.741110
12/31/2010                          9.74110.182103
12/31/2011                          10.1828.667117
12/31/2012                          8.6679.981102
12/31/2013                          9.98111.81993
12/31/2014                          11.81910.82085
12/31/2015                          10.82010.41286
2.50%
12/31/2009                          N/A9.740195
12/31/2010                          9.74010.176209
12/31/2011                          10.1768.657228
12/31/2012                          8.6579.965223
12/31/2013                          9.96511.794218
12/31/2014                          11.79410.792196
12/31/2015                          10.79210.379203
2.55%
12/31/2009                          N/A9.73990
12/31/2010                          9.73910.17080
12/31/2011                          10.1708.64892
12/31/2012                          8.6489.94986
12/31/2013                          9.94911.77065
12/31/2014                          11.77010.76460
12/31/2015                          10.76410.34759
2.60%
12/31/2009                          N/A9.738147
12/31/2010                          9.73810.16388
12/31/2011                          10.1638.63896
12/31/2012                          8.6389.93369
12/31/2013                          9.93311.74571
12/31/2014                          11.74510.736119
12/31/2015                          10.73610.315111
2.65%
12/31/2009                          N/A9.737174
12/31/2010                          9.73710.157190
12/31/2011                          10.1578.629206
12/31/2012                          8.6299.917154
12/31/2013                          9.91711.720147
12/31/2014                          11.72010.708171
12/31/2015                          10.70810.283176
2.70%
12/31/2009                          N/A9.73630
12/31/2010                          9.73610.15136
12/31/2011                          10.1518.61935
12/31/2012                          8.6199.90134
12/31/2013                          9.90111.69647
12/31/2014                          11.69610.68030
12/31/2015                          10.68010.25230

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2009                          N/A9.73546
12/31/2010                          9.73510.14527
12/31/2011                          10.1458.61030
12/31/2012                          8.6109.88522
12/31/2013                          9.88511.67150
12/31/2014                          11.67110.65343
12/31/2015                          10.65310.22041
2.80%
12/31/2009                          N/A9.73440
12/31/2010                          9.73410.13957
12/31/2011                          10.1398.60057
12/31/2012                          8.6009.87063
12/31/2013                          9.87011.64757
12/31/2014                          11.64710.62527
12/31/2015                          10.62510.18826
2.85%
12/31/2009                          N/A9.73331
12/31/2010                          9.73310.13332
12/31/2011                          10.1338.59133
12/31/2012                          8.5919.85432
12/31/2013                          9.85411.62222
12/31/2014                          11.62210.59720
12/31/2015                          10.59710.15724
2.90%
12/31/2009                          N/A9.73219
12/31/2010                          9.73210.12716
12/31/2011                          10.1278.58218
12/31/2012                          8.5829.83817
12/31/2013                          9.83811.59817
12/31/2014                          11.59810.57022
12/31/2015                          10.57010.12528
2.95%
12/31/2009                          N/A9.73217
12/31/2010                          9.73210.12119
12/31/2011                          10.1218.57220
12/31/2012                          8.5729.82220
12/31/2013                          9.82211.57415
12/31/2014                          11.57410.54212
12/31/2015                          10.54210.09411
3.00%
12/31/2009                          N/A9.7311
12/31/2010                          9.73110.1150
12/31/2011                          10.1158.5630
12/31/2012                          8.5639.8070
12/31/2013                          9.80711.5502
12/31/2014                          11.55010.5151
12/31/2015                          10.51510.0631
3.05%
12/31/2009                          N/A9.7301
12/31/2010                          9.73010.1090
12/31/2011                          10.1098.5530
12/31/2012                          8.5539.7910
12/31/2013                          9.79111.52510
12/31/2014                          11.52510.48819
12/31/2015                          10.48810.03226
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
32

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009                          N/A9.7290
12/31/2010                          9.72910.1030
12/31/2011                          10.1038.5440
12/31/2012                          8.5449.7750
12/31/2013                          9.77511.5010
12/31/2014                          11.50110.4610
12/31/2015                          10.46110.0010
3.15%
12/31/2009                          N/A9.7280
12/31/2010                          9.72810.0970
12/31/2011                          10.0978.5350
12/31/2012                          8.5359.7600
12/31/2013                          9.76011.4771
12/31/2014                          11.47710.43310
12/31/2015                          10.4339.9702
3.20%
12/31/2013                          N/A15.3310
12/31/2014                          15.33113.9303
12/31/2015                          13.93013.3040
3.25%
12/31/2013                          N/A15.2950
12/31/2014                          15.29513.8900
12/31/2015                          13.89013.2600
3.30%
12/31/2013                          N/A11.4050
12/31/2014                          11.40510.3522
12/31/2015                          10.3529.8772
3.35%
12/31/2013                          N/A15.2230
12/31/2014                          15.22313.8110
12/31/2015                          13.81113.1710
3.40%
12/31/2013                          N/A15.1880
12/31/2014                          15.18813.7720
12/31/2015                          13.77213.1270
AZL MetWest Total Return Bond Fund
1.65%
12/31/2015                          N/A9.86679
1.70%
12/31/2015                          N/A9.860116
1.75%
12/31/2015                          N/A9.855133
1.95%
12/31/2015                          N/A9.8334
2.05%
12/31/2015                          N/A9.8221
AZL Mid Cap Index Fund
1.65%
12/31/2010                          N/A10.65298
12/31/2011                          10.65210.236292
12/31/2012                          10.23611.800446
12/31/2013                          11.80015.404473
12/31/2014                          15.40416.548414
12/31/2015                          16.54815.842356

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2010                          N/A10.649199
12/31/2011                          10.64910.227328
12/31/2012                          10.22711.784507
12/31/2013                          11.78415.376651
12/31/2014                          15.37616.509593
12/31/2015                          16.50915.797541
1.75%
12/31/2010                          N/A10.6451
12/31/2011                          10.64510.21810
12/31/2012                          10.21811.76925
12/31/2013                          11.76915.34822
12/31/2014                          15.34816.47056
12/31/2015                          16.47015.75259
1.80%
12/31/2010                          N/A10.642378
12/31/2011                          10.64210.210296
12/31/2012                          10.21011.753276
12/31/2013                          11.75315.319260
12/31/2014                          15.31916.432248
12/31/2015                          16.43215.708221
1.95%
12/31/2010                          N/A10.631126
12/31/2011                          10.63110.184161
12/31/2012                          10.18411.706189
12/31/2013                          11.70615.235170
12/31/2014                          15.23516.317166
12/31/2015                          16.31715.574166
2.05%
12/31/2010                          N/A10.62486
12/31/2011                          10.62410.167150
12/31/2012                          10.16711.675149
12/31/2013                          11.67515.179116
12/31/2014                          15.17916.24193
12/31/2015                          16.24115.48675
2.10%
12/31/2010                          N/A10.620185
12/31/2011                          10.62010.159174
12/31/2012                          10.15911.659201
12/31/2013                          11.65915.151161
12/31/2014                          15.15116.203161
12/31/2015                          16.20315.442338
2.15%
12/31/2010                          N/A10.6171
12/31/2011                          10.61710.1501
12/31/2012                          10.15011.6432
12/31/2013                          11.64315.1241
12/31/2014                          15.12416.1651
12/31/2015                          16.16515.3990
2.20%
12/31/2010                          N/A10.613244
12/31/2011                          10.61310.142240
12/31/2012                          10.14211.628304
12/31/2013                          11.62815.096298
12/31/2014                          15.09616.127277
12/31/2015                          16.12715.355277
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
33

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2010                          N/A10.609145
12/31/2011                          10.60910.133130
12/31/2012                          10.13311.612135
12/31/2013                          11.61215.068184
12/31/2014                          15.06816.090158
12/31/2015                          16.09015.311147
2.30%
12/31/2010                          N/A10.6060
12/31/2011                          10.60610.1250
12/31/2012                          10.12511.5970
12/31/2013                          11.59715.0400
12/31/2014                          15.04016.0520
12/31/2015                          16.05215.2680
2.35%
12/31/2010                          N/A10.602286
12/31/2011                          10.60210.117316
12/31/2012                          10.11711.581307
12/31/2013                          11.58115.013313
12/31/2014                          15.01316.015296
12/31/2015                          16.01515.225277
2.40%
12/31/2010                          N/A10.599101
12/31/2011                          10.59910.10892
12/31/2012                          10.10811.566105
12/31/2013                          11.56614.985123
12/31/2014                          14.98515.977144
12/31/2015                          15.97715.181112
2.45%
12/31/2010                          N/A10.59577
12/31/2011                          10.59510.10087
12/31/2012                          10.10011.55080
12/31/2013                          11.55014.95877
12/31/2014                          14.95815.94061
12/31/2015                          15.94015.13861
2.50%
12/31/2010                          N/A10.592182
12/31/2011                          10.59210.091183
12/31/2012                          10.09111.535190
12/31/2013                          11.53514.930235
12/31/2014                          14.93015.903204
12/31/2015                          15.90315.096204
2.55%
12/31/2010                          N/A10.588113
12/31/2011                          10.58810.083108
12/31/2012                          10.08311.519111
12/31/2013                          11.51914.903110
12/31/2014                          14.90315.865103
12/31/2015                          15.86515.05393
2.60%
12/31/2010                          N/A10.58492
12/31/2011                          10.58410.074101
12/31/2012                          10.07411.50494
12/31/2013                          11.50414.87593
12/31/2014                          14.87515.828101
12/31/2015                          15.82815.010102

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2010                          N/A10.58193
12/31/2011                          10.58110.06680
12/31/2012                          10.06611.489100
12/31/2013                          11.48914.848142
12/31/2014                          14.84815.791161
12/31/2015                          15.79114.968160
2.70%
12/31/2010                          N/A10.57718
12/31/2011                          10.57710.05719
12/31/2012                          10.05711.47322
12/31/2013                          11.47314.82123
12/31/2014                          14.82115.75517
12/31/2015                          15.75514.92529
2.75%
12/31/2010                          N/A10.57424
12/31/2011                          10.57410.04924
12/31/2012                          10.04911.45823
12/31/2013                          11.45814.79349
12/31/2014                          14.79315.71861
12/31/2015                          15.71814.88389
2.80%
12/31/2010                          N/A10.57022
12/31/2011                          10.57010.04119
12/31/2012                          10.04111.44235
12/31/2013                          11.44214.76649
12/31/2014                          14.76615.68138
12/31/2015                          15.68114.84154
2.85%
12/31/2010                          N/A10.5677
12/31/2011                          10.56710.0323
12/31/2012                          10.03211.4273
12/31/2013                          11.42714.73928
12/31/2014                          14.73915.64413
12/31/2015                          15.64414.79914
2.90%
12/31/2010                          N/A10.56316
12/31/2011                          10.56310.02416
12/31/2012                          10.02411.41222
12/31/2013                          11.41214.71237
12/31/2014                          14.71215.60846
12/31/2015                          15.60814.75748
2.95%
12/31/2010                          N/A10.5605
12/31/2011                          10.56010.0165
12/31/2012                          10.01611.3975
12/31/2013                          11.39714.6859
12/31/2014                          14.68515.5716
12/31/2015                          15.57114.7158
3.00%
12/31/2010                          N/A10.5560
12/31/2011                          10.55610.0070
12/31/2012                          10.00711.3812
12/31/2013                          11.38114.6583
12/31/2014                          14.65815.5357
12/31/2015                          15.53514.6738
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
34

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2010                          N/A10.5520
12/31/2011                          10.5529.9990
12/31/2012                          9.99911.3660
12/31/2013                          11.36614.6311
12/31/2014                          14.63115.4997
12/31/2015                          15.49914.63117
3.10%
12/31/2010                          N/A10.5490
12/31/2011                          10.5499.9900
12/31/2012                          9.99011.3510
12/31/2013                          11.35114.6040
12/31/2014                          14.60415.4631
12/31/2015                          15.46314.5901
3.15%
12/31/2010                          N/A10.5450
12/31/2011                          10.5459.9820
12/31/2012                          9.98211.3360
12/31/2013                          11.33614.5770
12/31/2014                          14.57715.4264
12/31/2015                          15.42614.5493
3.20%
12/31/2013                          N/A21.3280
12/31/2014                          21.32822.5582
12/31/2015                          22.55821.2642
3.25%
12/31/2013                          N/A21.2770
12/31/2014                          21.27722.4940
12/31/2015                          22.49421.1930
3.30%
12/31/2013                          N/A21.2270
12/31/2014                          21.22722.4300
12/31/2015                          22.43021.1221
3.35%
12/31/2013                          N/A21.1770
12/31/2014                          21.17722.3660
12/31/2015                          22.36621.0510
3.40%
12/31/2013                          N/A21.1280
12/31/2014                          21.12822.3020
12/31/2015                          22.30220.9810
AZL Moderate Index Strategy Fund
1.65%
12/31/2007                          N/A12.715146
12/31/2008                          12.7159.515135
12/31/2009                          9.51511.497252
12/31/2010                          11.49712.6371497
12/31/2011                          12.63712.1602997
12/31/2012                          12.16013.3842986
12/31/2013                          13.38416.4124400
12/31/2014                          16.41217.5164681
12/31/2015                          17.51616.8044332

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2007                          N/A12.691521
12/31/2008                          12.6919.492558
12/31/2009                          9.49211.465565
12/31/2010                          11.46512.5951985
12/31/2011                          12.59512.1133155
12/31/2012                          12.11313.3263128
12/31/2013                          13.32616.3334083
12/31/2014                          16.33317.4234128
12/31/2015                          17.42316.7063707
1.75%
12/31/2009                          N/A11.42322
12/31/2010                          11.42312.543104
12/31/2011                          12.54312.057158
12/31/2012                          12.05713.258185
12/31/2013                          13.25816.241275
12/31/2014                          16.24117.316214
12/31/2015                          17.31616.596238
1.80%
12/31/2008                          N/A9.44882
12/31/2009                          9.44811.400153
12/31/2010                          11.40012.511164
12/31/2011                          12.51112.021160
12/31/2012                          12.02113.211133
12/31/2013                          13.21116.176153
12/31/2014                          16.17617.238166
12/31/2015                          17.23816.513116
1.95%
12/31/2007                          N/A12.575187
12/31/2008                          12.5759.382197
12/31/2009                          9.38211.303265
12/31/2010                          11.30312.387699
12/31/2011                          12.38711.883979
12/31/2012                          11.88313.0401065
12/31/2013                          13.04015.9431520
12/31/2014                          15.94316.9641563
12/31/2015                          16.96416.2261399
2.05%
12/31/2008                          N/A9.33927
12/31/2009                          9.33911.240104
12/31/2010                          11.24012.305178
12/31/2011                          12.30511.793207
12/31/2012                          11.79312.928176
12/31/2013                          12.92815.790214
12/31/2014                          15.79016.784180
12/31/2015                          16.78416.038167
2.10%
12/31/2007                          N/A12.5060
12/31/2008                          12.5069.317199
12/31/2009                          9.31711.207498
12/31/2010                          11.20712.263488
12/31/2011                          12.26311.747458
12/31/2012                          11.74712.872413
12/31/2013                          12.87215.713405
12/31/2014                          15.71316.694403
12/31/2015                          16.69415.944413
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
35

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008                          N/A9.2951
12/31/2009                          9.29511.1762
12/31/2010                          11.17612.2232
12/31/2011                          12.22311.7034
12/31/2012                          11.70312.8164
12/31/2013                          12.81615.6384
12/31/2014                          15.63816.6064
12/31/2015                          16.60615.8522
2.20%
12/31/2007                          N/A12.4610
12/31/2008                          12.4619.273238
12/31/2009                          9.27311.144467
12/31/2010                          11.14412.182444
12/31/2011                          12.18211.658441
12/31/2012                          11.65812.760413
12/31/2013                          12.76015.562523
12/31/2014                          15.56216.517583
12/31/2015                          16.51715.759613
2.25%
12/31/2007                          N/A12.4380
12/31/2008                          12.4389.252284
12/31/2009                          9.25211.112562
12/31/2010                          11.11212.141632
12/31/2011                          12.14111.613591
12/31/2012                          11.61312.705554
12/31/2013                          12.70515.487585
12/31/2014                          15.48716.429589
12/31/2015                          16.42915.667545
2.30%
12/31/2009                          N/A11.0813
12/31/2010                          11.08112.1003
12/31/2011                          12.10011.5683
12/31/2012                          11.56812.6501
12/31/2013                          12.65015.4120
12/31/2014                          15.41216.34122
12/31/2015                          16.34115.57618
2.35%
12/31/2007                          N/A12.3920
12/31/2008                          12.3929.208314
12/31/2009                          9.20811.0501644
12/31/2010                          11.05012.0601636
12/31/2011                          12.06011.5241656
12/31/2012                          11.52412.5951546
12/31/2013                          12.59515.3371825
12/31/2014                          15.33716.2541934
12/31/2015                          16.25415.4851790
2.40%
12/31/2007                          N/A12.3690
12/31/2008                          12.3699.18775
12/31/2009                          9.18711.018346
12/31/2010                          11.01812.020307
12/31/2011                          12.02011.480282
12/31/2012                          11.48012.541251
12/31/2013                          12.54115.263347
12/31/2014                          15.26316.168451
12/31/2015                          16.16815.395370

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2007                          N/A12.3470
12/31/2008                          12.3479.165100
12/31/2009                          9.16510.987145
12/31/2010                          10.98711.980133
12/31/2011                          11.98011.436150
12/31/2012                          11.43612.487134
12/31/2013                          12.48715.190141
12/31/2014                          15.19016.082141
12/31/2015                          16.08215.305164
2.50%
12/31/2007                          N/A12.3240
12/31/2008                          12.3249.144239
12/31/2009                          9.14410.9561790
12/31/2010                          10.95611.9401886
12/31/2011                          11.94011.3921873
12/31/2012                          11.39212.4321753
12/31/2013                          12.43215.1162071
12/31/2014                          15.11615.9962016
12/31/2015                          15.99615.2162038
2.55%
12/31/2007                          N/A12.3010
12/31/2008                          12.3019.12342
12/31/2009                          9.12310.925154
12/31/2010                          10.92511.900182
12/31/2011                          11.90011.349178
12/31/2012                          11.34912.379187
12/31/2013                          12.37915.043224
12/31/2014                          15.04315.911232
12/31/2015                          15.91115.128247
2.60%
12/31/2007                          N/A12.2790
12/31/2008                          12.2799.10195
12/31/2009                          9.10110.894793
12/31/2010                          10.89411.861771
12/31/2011                          11.86111.305794
12/31/2012                          11.30512.325756
12/31/2013                          12.32514.971843
12/31/2014                          14.97115.826883
12/31/2015                          15.82615.0401056
2.65%
12/31/2007                          N/A12.2560
12/31/2008                          12.2569.080131
12/31/2009                          9.08010.863934
12/31/2010                          10.86311.821991
12/31/2011                          11.82111.2621092
12/31/2012                          11.26212.2721022
12/31/2013                          12.27214.8991182
12/31/2014                          14.89915.7421245
12/31/2015                          15.74214.9521136
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
36

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2007                          N/A12.2340
12/31/2008                          12.2349.05929
12/31/2009                          9.05910.83297
12/31/2010                          10.83211.782157
12/31/2011                          11.78211.219210
12/31/2012                          11.21912.219202
12/31/2013                          12.21914.827226
12/31/2014                          14.82715.658219
12/31/2015                          15.65814.865207
2.75%
12/31/2007                          N/A12.2110
12/31/2008                          12.2119.03812
12/31/2009                          9.03810.802488
12/31/2010                          10.80211.742592
12/31/2011                          11.74211.176618
12/31/2012                          11.17612.166700
12/31/2013                          12.16614.755778
12/31/2014                          14.75515.575843
12/31/2015                          15.57514.778877
2.80%
12/31/2007                          N/A12.1890
12/31/2008                          12.1899.01730
12/31/2009                          9.01710.771444
12/31/2010                          10.77111.703566
12/31/2011                          11.70311.133630
12/31/2012                          11.13312.113632
12/31/2013                          12.11314.684634
12/31/2014                          14.68415.492729
12/31/2015                          15.49214.692729
2.85%
12/31/2007                          N/A12.1670
12/31/2008                          12.1678.9966
12/31/2009                          8.99610.74066
12/31/2010                          10.74011.66458
12/31/2011                          11.66411.09049
12/31/2012                          11.09012.06145
12/31/2013                          12.06114.61373
12/31/2014                          14.61315.409101
12/31/2015                          15.40914.607115
2.90%
12/31/2007                          N/A12.1440
12/31/2008                          12.1448.97532
12/31/2009                          8.97510.710361
12/31/2010                          10.71011.625365
12/31/2011                          11.62511.048269
12/31/2012                          11.04812.008270
12/31/2013                          12.00814.542320
12/31/2014                          14.54215.327392
12/31/2015                          15.32714.522371

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2007                          N/A12.1220
12/31/2008                          12.1228.95416
12/31/2009                          8.95410.680129
12/31/2010                          10.68011.587148
12/31/2011                          11.58711.006269
12/31/2012                          11.00611.956250
12/31/2013                          11.95614.472300
12/31/2014                          14.47215.246406
12/31/2015                          15.24614.437349
3.00%
12/31/2008                          N/A8.9340
12/31/2009                          8.93410.6506
12/31/2010                          10.65011.54914
12/31/2011                          11.54910.96413
12/31/2012                          10.96411.90610
12/31/2013                          11.90614.40423
12/31/2014                          14.40415.16680
12/31/2015                          15.16614.35466
3.05%
12/31/2009                          N/A10.620211
12/31/2010                          10.62011.510245
12/31/2011                          11.51010.922160
12/31/2012                          10.92211.853160
12/31/2013                          11.85314.333281
12/31/2014                          14.33315.084326
12/31/2015                          15.08414.270345
3.10%
12/31/2009                          N/A10.59048
12/31/2010                          10.59011.47260
12/31/2011                          11.47210.88094
12/31/2012                          10.88011.80283
12/31/2013                          11.80214.264118
12/31/2014                          14.26415.004110
12/31/2015                          15.00414.18763
3.15%
12/31/2009                          N/A10.5605
12/31/2010                          10.56011.4348
12/31/2011                          11.43410.83813
12/31/2012                          10.83811.75112
12/31/2013                          11.75114.19582
12/31/2014                          14.19514.92494
12/31/2015                          14.92414.10434
3.20%
12/31/2013                          N/A14.5371
12/31/2014                          14.53715.27612
12/31/2015                          15.27614.43017
3.25%
12/31/2013                          N/A14.4670
12/31/2014                          14.46715.1950
12/31/2015                          15.19514.3460
3.30%
12/31/2013                          N/A13.9920
12/31/2014                          13.99214.68817
12/31/2015                          14.68813.86038
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
37

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
12/31/2013                          N/A14.3280
12/31/2014                          14.32815.0330
12/31/2015                          15.03314.1793
3.40%
12/31/2013                          N/A14.2580
12/31/2014                          14.25814.9530
12/31/2015                          14.95314.0960
AZL Morgan Stanley Global Real Estate Fund
1.65%
12/31/2007                          N/A10.806124
12/31/2008                          10.8065.758172
12/31/2009                          5.7587.94033
12/31/2010                          7.9409.43987
12/31/2011                          9.4398.362207
12/31/2012                          8.36210.680190
12/31/2013                          10.68010.822120
12/31/2014                          10.82212.11182
12/31/2015                          12.11111.75362
1.70%
12/31/2007                          N/A10.797223
12/31/2008                          10.7975.750337
12/31/2009                          5.7507.925100
12/31/2010                          7.9259.417168
12/31/2011                          9.4178.338274
12/31/2012                          8.33810.644253
12/31/2013                          10.64410.781209
12/31/2014                          10.78112.059177
12/31/2015                          12.05911.697156
1.75%
12/31/2009                          N/A7.9100
12/31/2010                          7.9109.3957
12/31/2011                          9.3958.3149
12/31/2012                          8.31410.6096
12/31/2013                          10.60910.7402
12/31/2014                          10.74012.00615
12/31/2015                          12.00611.6406
1.80%
12/31/2008                          N/A5.735101
12/31/2009                          5.7357.896158
12/31/2010                          7.8969.373135
12/31/2011                          9.3738.291130
12/31/2012                          8.29110.573108
12/31/2013                          10.57310.69999
12/31/2014                          10.69911.95576
12/31/2015                          11.95511.58456
1.95%
12/31/2007                          N/A10.75221
12/31/2008                          10.7525.71135
12/31/2009                          5.7117.85283
12/31/2010                          7.8529.30789
12/31/2011                          9.3078.221130
12/31/2012                          8.22110.468104
12/31/2013                          10.46810.57690
12/31/2014                          10.57611.80092
12/31/2015                          11.80011.41775

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008                          N/A5.69614
12/31/2009                          5.6967.82436
12/31/2010                          7.8249.26457
12/31/2011                          9.2648.17459
12/31/2012                          8.17410.39839
12/31/2013                          10.39810.49533
12/31/2014                          10.49511.69824
12/31/2015                          11.69811.30722
2.10%
12/31/2007                          N/A10.7250
12/31/2008                          10.7255.689114
12/31/2009                          5.6897.809302
12/31/2010                          7.8099.242296
12/31/2011                          9.2428.151292
12/31/2012                          8.15110.363231
12/31/2013                          10.36310.455241
12/31/2014                          10.45511.647149
12/31/2015                          11.64711.252111
2.15%
12/31/2008                          N/A5.6819
12/31/2009                          5.6817.79512
12/31/2010                          7.7959.22111
12/31/2011                          9.2218.1289
12/31/2012                          8.12810.3297
12/31/2013                          10.32910.4156
12/31/2014                          10.41511.5975
12/31/2015                          11.59711.1984
2.20%
12/31/2007                          N/A10.7070
12/31/2008                          10.7075.673172
12/31/2009                          5.6737.781263
12/31/2010                          7.7819.199260
12/31/2011                          9.1998.105247
12/31/2012                          8.10510.294219
12/31/2013                          10.29410.375200
12/31/2014                          10.37511.546166
12/31/2015                          11.54611.144154
2.25%
12/31/2007                          N/A10.6980
12/31/2008                          10.6985.666123
12/31/2009                          5.6667.766257
12/31/2010                          7.7669.177285
12/31/2011                          9.1778.082287
12/31/2012                          8.08210.260257
12/31/2013                          10.26010.335227
12/31/2014                          10.33511.496183
12/31/2015                          11.49611.090141
2.30%
12/31/2009                          N/A7.7521
12/31/2010                          7.7529.1567
12/31/2011                          9.1568.0597
12/31/2012                          8.05910.22612
12/31/2013                          10.22610.2959
12/31/2014                          10.29511.44610
12/31/2015                          11.44611.0367
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
38

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007                          N/A10.6800
12/31/2008                          10.6805.651250
12/31/2009                          5.6517.738401
12/31/2010                          7.7389.135394
12/31/2011                          9.1358.036391
12/31/2012                          8.03610.192324
12/31/2013                          10.19210.256308
12/31/2014                          10.25611.397268
12/31/2015                          11.39710.983221
2.40%
12/31/2007                          N/A10.6710
12/31/2008                          10.6715.64387
12/31/2009                          5.6437.723244
12/31/2010                          7.7239.113216
12/31/2011                          9.1138.013233
12/31/2012                          8.01310.158195
12/31/2013                          10.15810.216184
12/31/2014                          10.21611.348155
12/31/2015                          11.34810.930137
2.45%
12/31/2007                          N/A10.6620
12/31/2008                          10.6625.63578
12/31/2009                          5.6357.709120
12/31/2010                          7.7099.092108
12/31/2011                          9.0927.990110
12/31/2012                          7.99010.12489
12/31/2013                          10.12410.17777
12/31/2014                          10.17711.29863
12/31/2015                          11.29810.87754
2.50%
12/31/2007                          N/A10.6530
12/31/2008                          10.6535.628135
12/31/2009                          5.6287.695277
12/31/2010                          7.6959.071258
12/31/2011                          9.0717.968283
12/31/2012                          7.96810.090279
12/31/2013                          10.09010.138244
12/31/2014                          10.13811.249209
12/31/2015                          11.24910.825181
2.55%
12/31/2007                          N/A10.6450
12/31/2008                          10.6455.62028
12/31/2009                          5.6207.681145
12/31/2010                          7.6819.049135
12/31/2011                          9.0497.945145
12/31/2012                          7.94510.056129
12/31/2013                          10.05610.099123
12/31/2014                          10.09911.20187
12/31/2015                          11.20110.77277

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A10.6360
12/31/2008                          10.6365.61390
12/31/2009                          5.6137.667116
12/31/2010                          7.6679.028126
12/31/2011                          9.0287.923122
12/31/2012                          7.92310.023111
12/31/2013                          10.02310.061105
12/31/2014                          10.06111.152120
12/31/2015                          11.15210.720110
2.65%
12/31/2007                          N/A10.6270
12/31/2008                          10.6275.605156
12/31/2009                          5.6057.653194
12/31/2010                          7.6539.007210
12/31/2011                          9.0077.900228
12/31/2012                          7.9009.989189
12/31/2013                          9.98910.022192
12/31/2014                          10.02211.104177
12/31/2015                          11.10410.669132
2.70%
12/31/2007                          N/A10.6180
12/31/2008                          10.6185.59832
12/31/2009                          5.5987.63948
12/31/2010                          7.6398.98645
12/31/2011                          8.9867.87846
12/31/2012                          7.8789.95628
12/31/2013                          9.9569.98428
12/31/2014                          9.98411.05648
12/31/2015                          11.05610.61724
2.75%
12/31/2007                          N/A10.6090
12/31/2008                          10.6095.59025
12/31/2009                          5.5907.62546
12/31/2010                          7.6258.96538
12/31/2011                          8.9657.85637
12/31/2012                          7.8569.92332
12/31/2013                          9.9239.94537
12/31/2014                          9.94511.00851
12/31/2015                          11.00810.56655
2.80%
12/31/2007                          N/A10.6000
12/31/2008                          10.6005.58312
12/31/2009                          5.5837.61140
12/31/2010                          7.6118.94431
12/31/2011                          8.9447.83331
12/31/2012                          7.8339.89035
12/31/2013                          9.8909.90727
12/31/2014                          9.90710.96052
12/31/2015                          10.96010.51525
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
39

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A10.5910
12/31/2008                          10.5915.57513
12/31/2009                          5.5757.59733
12/31/2010                          7.5978.92325
12/31/2011                          8.9237.81127
12/31/2012                          7.8119.85724
12/31/2013                          9.8579.86924
12/31/2014                          9.86910.91324
12/31/2015                          10.91310.46420
2.90%
12/31/2007                          N/A10.5820
12/31/2008                          10.5825.56822
12/31/2009                          5.5687.58336
12/31/2010                          7.5838.90240
12/31/2011                          8.9027.78943
12/31/2012                          7.7899.82437
12/31/2013                          9.8249.83134
12/31/2014                          9.83110.86546
12/31/2015                          10.86510.41348
2.95%
12/31/2007                          N/A10.5730
12/31/2008                          10.5735.56010
12/31/2009                          5.5607.56917
12/31/2010                          7.5698.88214
12/31/2011                          8.8827.76715
12/31/2012                          7.7679.79117
12/31/2013                          9.7919.79415
12/31/2014                          9.79410.81821
12/31/2015                          10.81810.36313
3.00%
12/31/2008                          N/A5.5541
12/31/2009                          5.5547.5551
12/31/2010                          7.5558.8623
12/31/2011                          8.8627.7466
12/31/2012                          7.7469.7591
12/31/2013                          9.7599.7577
12/31/2014                          9.75710.77211
12/31/2015                          10.77210.31412
3.05%
12/31/2009                          N/A7.5412
12/31/2010                          7.5418.8400
12/31/2011                          8.8407.7230
12/31/2012                          7.7239.7260
12/31/2013                          9.7269.7192
12/31/2014                          9.71910.72535
12/31/2015                          10.72510.26434
3.10%
12/31/2009                          N/A7.5272
12/31/2010                          7.5278.8200
12/31/2011                          8.8207.7010
12/31/2012                          7.7019.6940
12/31/2013                          9.6949.6820
12/31/2014                          9.68210.6790
12/31/2015                          10.67910.2140

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009                          N/A7.5140
12/31/2010                          7.5148.7990
12/31/2011                          8.7997.6790
12/31/2012                          7.6799.6610
12/31/2013                          9.6619.6451
12/31/2014                          9.64510.6326
12/31/2015                          10.63210.16512
3.20%
12/31/2013                          N/A10.3510
12/31/2014                          10.35111.4060
12/31/2015                          11.40610.8990
3.25%
12/31/2013                          N/A10.3120
12/31/2014                          10.31211.3560
12/31/2015                          11.35610.8460
3.30%
12/31/2013                          N/A9.5350
12/31/2014                          9.53510.4966
12/31/2015                          10.49610.01912
3.35%
12/31/2013                          N/A10.2330
12/31/2014                          10.23311.2580
12/31/2015                          11.25810.7413
3.40%
12/31/2013                          N/A10.1930
12/31/2014                          10.19311.2090
12/31/2015                          11.20910.6890
AZL MVP Balanced Index Strategy Fund
1.65%
12/31/2012                          N/A10.676701
12/31/2013                          10.67611.821763
12/31/2014                          11.82112.335786
12/31/2015                          12.33512.1061017
1.70%
12/31/2012                          N/A10.671907
12/31/2013                          10.67111.8091367
12/31/2014                          11.80912.3171300
12/31/2015                          12.31712.0821387
1.75%
12/31/2012                          N/A10.66657
12/31/2013                          10.66611.79755
12/31/2014                          11.79712.29926
12/31/2015                          12.29912.05820
1.80%
12/31/2015                          N/A12.03439
1.95%
12/31/2012                          N/A10.645611
12/31/2013                          10.64511.751822
12/31/2014                          11.75112.226467
12/31/2015                          12.22611.963472
2.05%
12/31/2012                          N/A10.6350
12/31/2013                          10.63511.7280
12/31/2014                          11.72812.1900
12/31/2015                          12.19011.91526
2.10%
12/31/2015                          N/A11.89242
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
40

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2015                          N/A11.8688
2.20%
12/31/2015                          N/A11.84514
2.25%
12/31/2015                          N/A11.82112
2.30%
12/31/2015                          N/A11.7980
2.35%
12/31/2015                          N/A11.77445
2.40%
12/31/2015                          N/A11.7513
2.45%
12/31/2015                          N/A11.7272
2.50%
12/31/2015                          N/A11.70444
2.55%
12/31/2015                          N/A11.6812
2.60%
12/31/2015                          N/A11.6589
2.65%
12/31/2015                          N/A11.6352
2.70%
12/31/2015                          N/A11.6110
2.75%
12/31/2015                          N/A11.58815
2.80%
12/31/2015                          N/A11.56526
2.85%
12/31/2015                          N/A11.5420
2.90%
12/31/2015                          N/A11.5193
2.95%
12/31/2015                          N/A11.4970
3.00%
12/31/2015                          N/A11.4741
3.05%
12/31/2015                          N/A11.4510
3.10%
12/31/2015                          N/A11.4280
3.15%
12/31/2015                          N/A11.4060
3.20%
12/31/2015                          N/A11.3830
3.25%
12/31/2015                          N/A11.3600
3.30%
12/31/2015                          N/A11.3380
3.35%
12/31/2015                          N/A11.3150
3.40%
12/31/2015                          N/A11.2930
AZL MVP BlackRock Global Strategy Plus Fund
1.65%
12/31/2012                          N/A10.5015346
12/31/2013                          10.50111.7835574
12/31/2014                          11.78311.8245378
12/31/2015                          11.82411.4565035

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2012                          N/A10.4953924
12/31/2013                          10.49511.7715863
12/31/2014                          11.77111.8065635
12/31/2015                          11.80611.4345281
1.75%
12/31/2012                          N/A10.490183
12/31/2013                          10.49011.760191
12/31/2014                          11.76011.788172
12/31/2015                          11.78811.411130
1.95%
12/31/2012                          N/A10.4701444
12/31/2013                          10.47011.7131390
12/31/2014                          11.71311.7181219
12/31/2015                          11.71811.3211039
2.05%
12/31/2012                          N/A10.4601
12/31/2013                          10.46011.6903
12/31/2014                          11.69011.6842
12/31/2015                          11.68411.2762
AZL MVP DFA Multi-Strategy Fund
1.65%
12/31/2015                          N/A9.393111
1.70%
12/31/2015                          N/A9.390215
1.75%
12/31/2015                          N/A9.38651
1.95%
12/31/2015                          N/A9.37320
2.05%
12/31/2015                          N/A9.3671
AZL MVP Fusion Dynamic Balanced Fund
1.65%
12/31/2007                          N/A12.04187
12/31/2008                          12.0418.593127
12/31/2009                          8.59310.710491
12/31/2010                          10.71011.7013397
12/31/2011                          11.70111.4065962
12/31/2012                          11.40612.4976596
12/31/2013                          12.49713.7007749
12/31/2014                          13.70014.0946836
12/31/2015                          14.09413.6206045
1.70%
12/31/2007                          N/A12.025400
12/31/2008                          12.0258.577720
12/31/2009                          8.57710.6851218
12/31/2010                          10.68511.6684728
12/31/2011                          11.66811.3687079
12/31/2012                          11.36812.4497000
12/31/2013                          12.44913.6418476
12/31/2014                          13.64114.0267934
12/31/2015                          14.02613.5487406
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
41

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009                          N/A10.66026
12/31/2010                          10.66011.635309
12/31/2011                          11.63511.330449
12/31/2012                          11.33012.401438
12/31/2013                          12.40113.582364
12/31/2014                          13.58213.958338
12/31/2015                          13.95813.476290
1.80%
12/31/2008                          N/A8.5461350
12/31/2009                          8.54610.6352498
12/31/2010                          10.63511.6022833
12/31/2011                          11.60211.2932890
12/31/2012                          11.29312.3542854
12/31/2013                          12.35413.5232902
12/31/2014                          13.52313.8913127
12/31/2015                          13.89113.4042949
1.95%
12/31/2007                          N/A11.94441
12/31/2008                          11.9448.499108
12/31/2009                          8.49910.5611360
12/31/2010                          10.56111.5032154
12/31/2011                          11.50311.1802804
12/31/2012                          11.18012.2122954
12/31/2013                          12.21213.3483126
12/31/2014                          13.34813.6913053
12/31/2015                          13.69113.1913022
2.05%
12/31/2008                          N/A8.468598
12/31/2009                          8.46810.5121254
12/31/2010                          10.51211.4391419
12/31/2011                          11.43911.1061521
12/31/2012                          11.10612.1191522
12/31/2013                          12.11913.2331487
12/31/2014                          13.23313.5591408
12/31/2015                          13.55913.0511269
2.10%
12/31/2007                          N/A11.8970
12/31/2008                          11.8978.4521073
12/31/2009                          8.45210.4872218
12/31/2010                          10.48711.4062599
12/31/2011                          11.40611.0692866
12/31/2012                          11.06912.0722687
12/31/2013                          12.07213.1762580
12/31/2014                          13.17613.4932372
12/31/2015                          13.49312.9811895
2.15%
12/31/2008                          N/A8.43781
12/31/2009                          8.43710.463120
12/31/2010                          10.46311.374215
12/31/2011                          11.37411.032246
12/31/2012                          11.03212.026244
12/31/2013                          12.02613.119265
12/31/2014                          13.11913.429314
12/31/2015                          13.42912.913327

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007                          N/A11.8650
12/31/2008                          11.8658.421706
12/31/2009                          8.42110.4381825
12/31/2010                          10.43811.3411781
12/31/2011                          11.34110.9951642
12/31/2012                          10.99511.9801574
12/31/2013                          11.98013.0621471
12/31/2014                          13.06213.3631435
12/31/2015                          13.36312.8431316
2.25%
12/31/2007                          N/A11.8490
12/31/2008                          11.8498.405443
12/31/2009                          8.40510.4141142
12/31/2010                          10.41411.3091104
12/31/2011                          11.30910.9581107
12/31/2012                          10.95811.9341113
12/31/2013                          11.93413.0051111
12/31/2014                          13.00513.2991014
12/31/2015                          13.29912.7751057
2.30%
12/31/2009                          N/A10.3899
12/31/2010                          10.38911.27710
12/31/2011                          11.27710.92210
12/31/2012                          10.92211.8889
12/31/2013                          11.88812.9498
12/31/2014                          12.94913.2358
12/31/2015                          13.23512.7079
2.35%
12/31/2007                          N/A11.8170
12/31/2008                          11.8178.3741053
12/31/2009                          8.37410.3653398
12/31/2010                          10.36511.2453517
12/31/2011                          11.24510.8863589
12/31/2012                          10.88611.8433445
12/31/2013                          11.84312.8933174
12/31/2014                          12.89313.1712853
12/31/2015                          13.17112.6392633
2.40%
12/31/2007                          N/A11.8020
12/31/2008                          11.8028.359537
12/31/2009                          8.35910.341890
12/31/2010                          10.34111.213988
12/31/2011                          11.21310.849928
12/31/2012                          10.84911.797810
12/31/2013                          11.79712.837735
12/31/2014                          12.83713.107652
12/31/2015                          13.10712.572574
2.45%
12/31/2007                          N/A11.7860
12/31/2008                          11.7868.344544
12/31/2009                          8.34410.317692
12/31/2010                          10.31711.181612
12/31/2011                          11.18110.813579
12/31/2012                          10.81311.752517
12/31/2013                          11.75212.781494
12/31/2014                          12.78113.044428
12/31/2015                          13.04412.505413
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
42

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007                          N/A11.7700
12/31/2008                          11.7708.3281108
12/31/2009                          8.32810.2933051
12/31/2010                          10.29311.1502985
12/31/2011                          11.15010.7772931
12/31/2012                          10.77711.7072803
12/31/2013                          11.70712.7262733
12/31/2014                          12.72612.9812430
12/31/2015                          12.98112.4382315
2.55%
12/31/2007                          N/A11.7540
12/31/2008                          11.7548.313106
12/31/2009                          8.31310.269350
12/31/2010                          10.26911.118463
12/31/2011                          11.11810.741463
12/31/2012                          10.74111.662444
12/31/2013                          11.66212.671429
12/31/2014                          12.67112.918339
12/31/2015                          12.91812.372278
2.60%
12/31/2007                          N/A11.7390
12/31/2008                          11.7398.298422
12/31/2009                          8.29810.2451639
12/31/2010                          10.24511.0871705
12/31/2011                          11.08710.7051554
12/31/2012                          10.70511.6171473
12/31/2013                          11.61712.6161362
12/31/2014                          12.61612.8561556
12/31/2015                          12.85612.3061564
2.65%
12/31/2007                          N/A11.7230
12/31/2008                          11.7238.283614
12/31/2009                          8.28310.2211620
12/31/2010                          10.22111.0551634
12/31/2011                          11.05510.6701518
12/31/2012                          10.67011.5731562
12/31/2013                          11.57312.5611480
12/31/2014                          12.56112.7941366
12/31/2015                          12.79412.2411306
2.70%
12/31/2007                          N/A11.7070
12/31/2008                          11.7078.267109
12/31/2009                          8.26710.197332
12/31/2010                          10.19711.024326
12/31/2011                          11.02410.634293
12/31/2012                          10.63411.529255
12/31/2013                          11.52912.507238
12/31/2014                          12.50712.732203
12/31/2015                          12.73212.175158

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007                          N/A11.6920
12/31/2008                          11.6928.25264
12/31/2009                          8.25210.173922
12/31/2010                          10.17310.9931017
12/31/2011                          10.99310.5991117
12/31/2012                          10.59911.4841123
12/31/2013                          11.48412.453941
12/31/2014                          12.45312.670894
12/31/2015                          12.67012.111874
2.80%
12/31/2007                          N/A11.6760
12/31/2008                          11.6768.23790
12/31/2009                          8.23710.149616
12/31/2010                          10.14910.961776
12/31/2011                          10.96110.563726
12/31/2012                          10.56311.440841
12/31/2013                          11.44012.399644
12/31/2014                          12.39912.609541
12/31/2015                          12.60912.046510
2.85%
12/31/2007                          N/A11.6600
12/31/2008                          11.6608.22221
12/31/2009                          8.22210.125131
12/31/2010                          10.12510.930132
12/31/2011                          10.93010.528132
12/31/2012                          10.52811.397121
12/31/2013                          11.39712.345114
12/31/2014                          12.34512.548146
12/31/2015                          12.54811.982137
2.90%
12/31/2007                          N/A11.6450
12/31/2008                          11.6458.20728
12/31/2009                          8.20710.102302
12/31/2010                          10.10210.899277
12/31/2011                          10.89910.493271
12/31/2012                          10.49311.353288
12/31/2013                          11.35312.292324
12/31/2014                          12.29212.488380
12/31/2015                          12.48811.918385
2.95%
12/31/2007                          N/A11.6290
12/31/2008                          11.6298.19239
12/31/2009                          8.19210.078323
12/31/2010                          10.07810.869365
12/31/2011                          10.86910.458268
12/31/2012                          10.45811.309207
12/31/2013                          11.30912.238227
12/31/2014                          12.23812.428259
12/31/2015                          12.42811.855240
3.00%
12/31/2008                          N/A8.17710
12/31/2009                          8.17710.05626
12/31/2010                          10.05610.83926
12/31/2011                          10.83910.42426
12/31/2012                          10.42411.26727
12/31/2013                          11.26712.18628
12/31/2014                          12.18612.36982
12/31/2015                          12.36911.79395
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
43

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2009                          N/A10.031155
12/31/2010                          10.03110.807198
12/31/2011                          10.80710.389201
12/31/2012                          10.38911.223194
12/31/2013                          11.22312.133148
12/31/2014                          12.13312.308168
12/31/2015                          12.30811.729165
3.10%
12/31/2009                          N/A10.00829
12/31/2010                          10.00810.77739
12/31/2011                          10.77710.35424
12/31/2012                          10.35411.18028
12/31/2013                          11.18012.08026
12/31/2014                          12.08012.24942
12/31/2015                          12.24911.66737
3.15%
12/31/2009                          N/A9.9850
12/31/2010                          9.98510.7469
12/31/2011                          10.74610.3206
12/31/2012                          10.32011.1372
12/31/2013                          11.13712.02840
12/31/2014                          12.02812.19056
12/31/2015                          12.19011.60558
3.20%
12/31/2013                          N/A12.2206
12/31/2014                          12.22012.37810
12/31/2015                          12.37811.7788
3.25%
12/31/2013                          N/A12.1670
12/31/2014                          12.16712.3180
12/31/2015                          12.31811.7150
3.30%
12/31/2013                          N/A11.8730
12/31/2014                          11.87312.0151
12/31/2015                          12.01511.4211
3.35%
12/31/2013                          N/A12.0620
12/31/2014                          12.06212.1993
12/31/2015                          12.19911.5903
3.40%
12/31/2013                          N/A12.0090
12/31/2014                          12.00912.1400
12/31/2015                          12.14011.5290
AZL MVP Fusion Dynamic Conservative Fund
1.65%
12/31/2009                          N/A10.14927
12/31/2010                          10.14911.0771209
12/31/2011                          11.07710.9672589
12/31/2012                          10.96712.0022989
12/31/2013                          12.00212.7452636
12/31/2014                          12.74513.1402202
12/31/2015                          13.14012.8242033

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2009                          N/A10.14835
12/31/2010                          10.14811.0711101
12/31/2011                          11.07110.9552513
12/31/2012                          10.95511.9832736
12/31/2013                          11.98312.7192745
12/31/2014                          12.71913.1052628
12/31/2015                          13.10512.7852440
1.75%
12/31/2009                          N/A10.14717
12/31/2010                          10.14711.064101
12/31/2011                          11.06410.943216
12/31/2012                          10.94311.963265
12/31/2013                          11.96312.692202
12/31/2014                          12.69213.071174
12/31/2015                          13.07112.745155
1.80%
12/31/2009                          N/A10.1464
12/31/2010                          10.14611.05815
12/31/2011                          11.05810.93150
12/31/2012                          10.93111.944103
12/31/2013                          11.94412.66597
12/31/2014                          12.66513.03878
12/31/2015                          13.03812.70680
1.95%
12/31/2009                          N/A10.14379
12/31/2010                          10.14311.038292
12/31/2011                          11.03810.895563
12/31/2012                          10.89511.887642
12/31/2013                          11.88712.586643
12/31/2014                          12.58612.936508
12/31/2015                          12.93612.588488
2.05%
12/31/2009                          N/A10.1410
12/31/2010                          10.14111.02557
12/31/2011                          11.02510.871153
12/31/2012                          10.87111.849149
12/31/2013                          11.84912.53392
12/31/2014                          12.53312.86987
12/31/2015                          12.86912.51076
2.10%
12/31/2009                          N/A10.1408
12/31/2010                          10.14011.01836
12/31/2011                          11.01810.85978
12/31/2012                          10.85911.830138
12/31/2013                          11.83012.507114
12/31/2014                          12.50712.836115
12/31/2015                          12.83612.472117
2.15%
12/31/2009                          N/A10.1390
12/31/2010                          10.13911.0121
12/31/2011                          11.01210.8472
12/31/2012                          10.84711.8110
12/31/2013                          11.81112.4810
12/31/2014                          12.48112.8030
12/31/2015                          12.80312.4330
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
44

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2009                          N/A10.13812
12/31/2010                          10.13811.005131
12/31/2011                          11.00510.835171
12/31/2012                          10.83511.793178
12/31/2013                          11.79312.455174
12/31/2014                          12.45512.769231
12/31/2015                          12.76912.395221
2.25%
12/31/2009                          N/A10.1373
12/31/2010                          10.13710.99958
12/31/2011                          10.99910.82492
12/31/2012                          10.82411.77493
12/31/2013                          11.77412.42997
12/31/2014                          12.42912.736106
12/31/2015                          12.73612.356105
2.30%
12/31/2009                          N/A10.1360
12/31/2010                          10.13610.9920
12/31/2011                          10.99210.8120
12/31/2012                          10.81211.7550
12/31/2013                          11.75512.4030
12/31/2014                          12.40312.7030
12/31/2015                          12.70312.3180
2.35%
12/31/2009                          N/A10.1359
12/31/2010                          10.13510.985143
12/31/2011                          10.98510.800332
12/31/2012                          10.80011.736512
12/31/2013                          11.73612.377410
12/31/2014                          12.37712.670364
12/31/2015                          12.67012.280419
2.40%
12/31/2009                          N/A10.1345
12/31/2010                          10.13410.97966
12/31/2011                          10.97910.78816
12/31/2012                          10.78811.718121
12/31/2013                          11.71812.35116
12/31/2014                          12.35112.63750
12/31/2015                          12.63712.24241
2.45%
12/31/2009                          N/A10.1333
12/31/2010                          10.13310.97268
12/31/2011                          10.97210.77688
12/31/2012                          10.77611.69986
12/31/2013                          11.69912.32594
12/31/2014                          12.32512.605103
12/31/2015                          12.60512.20478
2.50%
12/31/2009                          N/A10.13234
12/31/2010                          10.13210.966273
12/31/2011                          10.96610.764312
12/31/2012                          10.76411.680449
12/31/2013                          11.68012.299369
12/31/2014                          12.29912.572332
12/31/2015                          12.57212.167411

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2009                          N/A10.1310
12/31/2010                          10.13110.9597
12/31/2011                          10.95910.75352
12/31/2012                          10.75311.66127
12/31/2013                          11.66112.27327
12/31/2014                          12.27312.53927
12/31/2015                          12.53912.12926
2.60%
12/31/2009                          N/A10.1301
12/31/2010                          10.13010.95346
12/31/2011                          10.95310.741245
12/31/2012                          10.74111.643223
12/31/2013                          11.64312.247220
12/31/2014                          12.24712.507156
12/31/2015                          12.50712.091169
2.65%
12/31/2009                          N/A10.13013
12/31/2010                          10.13010.94682
12/31/2011                          10.94610.729207
12/31/2012                          10.72911.624197
12/31/2013                          11.62412.222169
12/31/2014                          12.22212.47499
12/31/2015                          12.47412.05484
2.70%
12/31/2009                          N/A10.1290
12/31/2010                          10.12910.9403
12/31/2011                          10.94010.717134
12/31/2012                          10.71711.606135
12/31/2013                          11.60612.196127
12/31/2014                          12.19612.442127
12/31/2015                          12.44212.017127
2.75%
12/31/2009                          N/A10.12897
12/31/2010                          10.12810.933136
12/31/2011                          10.93310.706124
12/31/2012                          10.70611.587206
12/31/2013                          11.58712.171161
12/31/2014                          12.17112.410184
12/31/2015                          12.41011.980175
2.80%
12/31/2009                          N/A10.1270
12/31/2010                          10.12710.92744
12/31/2011                          10.92710.69449
12/31/2012                          10.69411.569113
12/31/2013                          11.56912.14547
12/31/2014                          12.14512.37860
12/31/2015                          12.37811.94279
2.85%
12/31/2009                          N/A10.1260
12/31/2010                          10.12610.92037
12/31/2011                          10.92010.68240
12/31/2012                          10.68211.55038
12/31/2013                          11.55012.12075
12/31/2014                          12.12012.34572
12/31/2015                          12.34511.90636
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
45

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2009                          N/A10.1250
12/31/2010                          10.12510.9142
12/31/2011                          10.91410.671117
12/31/2012                          10.67111.532121
12/31/2013                          11.53212.0942
12/31/2014                          12.09412.3132
12/31/2015                          12.31311.86910
2.95%
12/31/2009                          N/A10.1240
12/31/2010                          10.12410.90716
12/31/2011                          10.90710.6590
12/31/2012                          10.65911.51339
12/31/2013                          11.51312.06945
12/31/2014                          12.06912.2818
12/31/2015                          12.28111.8320
3.00%
12/31/2009                          N/A10.1230
12/31/2010                          10.12310.9010
12/31/2011                          10.90110.64721
12/31/2012                          10.64711.4958
12/31/2013                          11.49512.0440
12/31/2014                          12.04412.2500
12/31/2015                          12.25011.79536
3.05%
12/31/2009                          N/A10.1220
12/31/2010                          10.12210.8941
12/31/2011                          10.89410.6360
12/31/2012                          10.63611.47720
12/31/2013                          11.47712.0180
12/31/2014                          12.01812.2185
12/31/2015                          12.21811.7596
3.10%
12/31/2009                          N/A10.1210
12/31/2010                          10.12110.8880
12/31/2011                          10.88810.6240
12/31/2012                          10.62411.4580
12/31/2013                          11.45811.99320
12/31/2014                          11.99312.1860
12/31/2015                          12.18611.7230
3.15%
12/31/2009                          N/A10.1200
12/31/2010                          10.12010.8810
12/31/2011                          10.88110.6120
12/31/2012                          10.61211.4400
12/31/2013                          11.44011.9680
12/31/2014                          11.96812.1555
12/31/2015                          12.15511.6865
3.20%
12/31/2013                          N/A11.9370
12/31/2014                          11.93712.1170
12/31/2015                          12.11711.6440
3.25%
12/31/2013                          N/A11.9120
12/31/2014                          11.91212.0850
12/31/2015                          12.08511.6080

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2013                          N/A11.8930
12/31/2014                          11.89312.0600
12/31/2015                          12.06011.5780
3.35%
12/31/2013                          N/A11.8620
12/31/2014                          11.86212.0220
12/31/2015                          12.02211.5360
3.40%
12/31/2013                          N/A11.8370
12/31/2014                          11.83711.9910
12/31/2015                          11.99111.5000
AZL MVP Fusion Dynamic Moderate Fund
1.65%
12/31/2007                          N/A12.313463
12/31/2008                          12.3138.144680
12/31/2009                          8.14410.3681908
12/31/2010                          10.36811.3969904
12/31/2011                          11.39610.89217048
12/31/2012                          10.89212.05517984
12/31/2013                          12.05513.65720030
12/31/2014                          13.65714.00218177
12/31/2015                          14.00213.48215709
1.70%
12/31/2007                          N/A12.297627
12/31/2008                          12.2978.129832
12/31/2009                          8.12910.3442440
12/31/2010                          10.34411.36411113
12/31/2011                          11.36410.85516477
12/31/2012                          10.85512.00917360
12/31/2013                          12.00913.59720150
12/31/2014                          13.59713.93518507
12/31/2015                          13.93513.41016954
1.75%
12/31/2009                          N/A10.32056
12/31/2010                          10.32011.331267
12/31/2011                          11.33110.819411
12/31/2012                          10.81911.963453
12/31/2013                          11.96313.539555
12/31/2014                          13.53913.867428
12/31/2015                          13.86713.339401
1.80%
12/31/2008                          N/A8.100191
12/31/2009                          8.10010.296415
12/31/2010                          10.29611.300431
12/31/2011                          11.30010.783435
12/31/2012                          10.78311.917367
12/31/2013                          11.91713.480301
12/31/2014                          13.48013.801266
12/31/2015                          13.80113.268208
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
46

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007                          N/A12.21561
12/31/2008                          12.2158.05596
12/31/2009                          8.05510.2231071
12/31/2010                          10.22311.2033846
12/31/2011                          11.20310.6765295
12/31/2012                          10.67611.7805010
12/31/2013                          11.78013.3064987
12/31/2014                          13.30613.6014309
12/31/2015                          13.60113.0573777
2.05%
12/31/2008                          N/A8.02623
12/31/2009                          8.02610.176119
12/31/2010                          10.17611.140217
12/31/2011                          11.14010.605295
12/31/2012                          10.60511.691279
12/31/2013                          11.69113.191244
12/31/2014                          13.19113.471221
12/31/2015                          13.47112.919209
2.10%
12/31/2007                          N/A12.1660
12/31/2008                          12.1668.011858
12/31/2009                          8.01110.1521597
12/31/2010                          10.15211.1081696
12/31/2011                          11.10810.5691701
12/31/2012                          10.56911.6451657
12/31/2013                          11.64513.1331490
12/31/2014                          13.13313.4051228
12/31/2015                          13.40512.8491108
2.15%
12/31/2008                          N/A7.99638
12/31/2009                          7.99610.12948
12/31/2010                          10.12911.07744
12/31/2011                          11.07710.53536
12/31/2012                          10.53511.60132
12/31/2013                          11.60113.07730
12/31/2014                          13.07713.34128
12/31/2015                          13.34112.78115
2.20%
12/31/2007                          N/A12.1330
12/31/2008                          12.1337.9811201
12/31/2009                          7.98110.1052277
12/31/2010                          10.10511.0462315
12/31/2011                          11.04610.4992190
12/31/2012                          10.49911.5562040
12/31/2013                          11.55613.0201989
12/31/2014                          13.02013.2761904
12/31/2015                          13.27612.7131697
2.25%
12/31/2007                          N/A12.1170
12/31/2008                          12.1177.966392
12/31/2009                          7.96610.081881
12/31/2010                          10.08111.0141036
12/31/2011                          11.01410.4641074
12/31/2012                          10.46411.5121025
12/31/2013                          11.51212.963866
12/31/2014                          12.96313.212640
12/31/2015                          13.21212.645574

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009                          N/A10.0570
12/31/2010                          10.05710.9830
12/31/2011                          10.98310.4290
12/31/2012                          10.42911.4680
12/31/2013                          11.46812.9070
12/31/2014                          12.90713.1480
12/31/2015                          13.14812.5780
2.35%
12/31/2007                          N/A12.0850
12/31/2008                          12.0857.9371340
12/31/2009                          7.93710.0347863
12/31/2010                          10.03410.9528130
12/31/2011                          10.95210.3947841
12/31/2012                          10.39411.4247307
12/31/2013                          11.42412.8516936
12/31/2014                          12.85113.0856340
12/31/2015                          13.08512.5115894
2.40%
12/31/2007                          N/A12.0690
12/31/2008                          12.0697.923497
12/31/2009                          7.92310.0111006
12/31/2010                          10.01110.9211056
12/31/2011                          10.92110.360922
12/31/2012                          10.36011.380881
12/31/2013                          11.38012.796776
12/31/2014                          12.79613.022755
12/31/2015                          13.02212.444707
2.45%
12/31/2007                          N/A12.0530
12/31/2008                          12.0537.908613
12/31/2009                          7.9089.987852
12/31/2010                          9.98710.890937
12/31/2011                          10.89010.325884
12/31/2012                          10.32511.337832
12/31/2013                          11.33712.740675
12/31/2014                          12.74012.959638
12/31/2015                          12.95912.378553
2.50%
12/31/2007                          N/A12.0370
12/31/2008                          12.0377.894925
12/31/2009                          7.8949.9646838
12/31/2010                          9.96410.8597256
12/31/2011                          10.85910.2917175
12/31/2012                          10.29111.2936978
12/31/2013                          11.29312.6856826
12/31/2014                          12.68512.8966118
12/31/2015                          12.89612.3125814
2.55%
12/31/2007                          N/A12.0200
12/31/2008                          12.0207.879185
12/31/2009                          7.8799.941533
12/31/2010                          9.94110.828639
12/31/2011                          10.82810.257577
12/31/2012                          10.25711.250578
12/31/2013                          11.25012.630558
12/31/2014                          12.63012.834417
12/31/2015                          12.83412.246323
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
47

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A12.0040
12/31/2008                          12.0047.865473
12/31/2009                          7.8659.9173823
12/31/2010                          9.91710.7984090
12/31/2011                          10.79810.2224062
12/31/2012                          10.22211.2073997
12/31/2013                          11.20712.5763757
12/31/2014                          12.57612.7723754
12/31/2015                          12.77212.1813428
2.65%
12/31/2007                          N/A11.9880
12/31/2008                          11.9887.850553
12/31/2009                          7.8509.8943079
12/31/2010                          9.89410.7673338
12/31/2011                          10.76710.1883257
12/31/2012                          10.18811.1643168
12/31/2013                          11.16412.5213150
12/31/2014                          12.52112.7102898
12/31/2015                          12.71012.1162746
2.70%
12/31/2007                          N/A11.9720
12/31/2008                          11.9727.836126
12/31/2009                          7.8369.871403
12/31/2010                          9.87110.736401
12/31/2011                          10.73610.154365
12/31/2012                          10.15411.121335
12/31/2013                          11.12112.467338
12/31/2014                          12.46712.649316
12/31/2015                          12.64912.052256
2.75%
12/31/2007                          N/A11.9560
12/31/2008                          11.9567.821209
12/31/2009                          7.8219.8482547
12/31/2010                          9.84810.7062769
12/31/2011                          10.70610.1212567
12/31/2012                          10.12111.0782428
12/31/2013                          11.07812.4132453
12/31/2014                          12.41312.5882640
12/31/2015                          12.58811.9872483
2.80%
12/31/2007                          N/A11.9400
12/31/2008                          11.9407.807163
12/31/2009                          7.8079.8251988
12/31/2010                          9.82510.6762206
12/31/2011                          10.67610.0872130
12/31/2012                          10.08711.0362029
12/31/2013                          11.03612.3591950
12/31/2014                          12.35912.5271609
12/31/2015                          12.52711.9241503

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A11.9240
12/31/2008                          11.9247.79331
12/31/2009                          7.7939.802292
12/31/2010                          9.80210.645308
12/31/2011                          10.64510.053256
12/31/2012                          10.05310.994246
12/31/2013                          10.99412.306224
12/31/2014                          12.30612.467267
12/31/2015                          12.46711.860240
2.90%
12/31/2007                          N/A11.9080
12/31/2008                          11.9087.77863
12/31/2009                          7.7789.7791160
12/31/2010                          9.77910.6151359
12/31/2011                          10.61510.0201218
12/31/2012                          10.02010.9511234
12/31/2013                          10.95112.2521201
12/31/2014                          12.25212.4061002
12/31/2015                          12.40611.797974
2.95%
12/31/2007                          N/A11.8930
12/31/2008                          11.8937.76478
12/31/2009                          7.7649.756679
12/31/2010                          9.75610.585814
12/31/2011                          10.5859.986668
12/31/2012                          9.98610.909625
12/31/2013                          10.90912.199647
12/31/2014                          12.19912.346458
12/31/2015                          12.34611.734380
3.00%
12/31/2008                          N/A7.7502
12/31/2009                          7.7509.73461
12/31/2010                          9.73410.55646
12/31/2011                          10.5569.95421
12/31/2012                          9.95410.86916
12/31/2013                          10.86912.14719
12/31/2014                          12.14712.28846
12/31/2015                          12.28811.67378
3.05%
12/31/2009                          N/A9.711647
12/31/2010                          9.71110.526676
12/31/2011                          10.5269.920634
12/31/2012                          9.92010.826610
12/31/2013                          10.82612.094556
12/31/2014                          12.09412.228594
12/31/2015                          12.22811.610600
3.10%
12/31/2009                          N/A9.688343
12/31/2010                          9.68810.496251
12/31/2011                          10.4969.887253
12/31/2012                          9.88710.785125
12/31/2013                          10.78512.042144
12/31/2014                          12.04212.169142
12/31/2015                          12.16911.548130
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
48

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009                          N/A9.66617
12/31/2010                          9.66610.46637
12/31/2011                          10.4669.85421
12/31/2012                          9.85410.74424
12/31/2013                          10.74411.99047
12/31/2014                          11.99012.110110
12/31/2015                          12.11011.487124
3.20%
12/31/2013                          N/A12.2960
12/31/2014                          12.29612.41416
12/31/2015                          12.41411.76929
3.25%
12/31/2013                          N/A12.2430
12/31/2014                          12.24312.3540
12/31/2015                          12.35411.7060
3.30%
12/31/2013                          N/A11.8350
12/31/2014                          11.83511.93635
12/31/2015                          11.93611.30535
3.35%
12/31/2013                          N/A12.1370
12/31/2014                          12.13712.2350
12/31/2015                          12.23511.5810
3.40%
12/31/2013                          N/A12.0850
12/31/2014                          12.08512.1750
12/31/2015                          12.17511.5200
AZL MVP Growth Index Strategy Fund
1.65%
12/31/2012                          N/A10.9213223
12/31/2013                          10.92112.9813497
12/31/2014                          12.98113.5963420
12/31/2015                          13.59613.2664494
1.70%
12/31/2012                          N/A10.9152960
12/31/2013                          10.91512.9695306
12/31/2014                          12.96913.5755249
12/31/2015                          13.57513.2405418
1.75%
12/31/2012                          N/A10.910126
12/31/2013                          10.91012.956125
12/31/2014                          12.95613.555124
12/31/2015                          13.55513.213111
1.80%
12/31/2015                          N/A13.1875
1.95%
12/31/2012                          N/A10.8891120
12/31/2013                          10.88912.9051108
12/31/2014                          12.90513.4751224
12/31/2015                          13.47513.1091907
2.05%
12/31/2012                          N/A10.8784
12/31/2013                          10.87812.8795
12/31/2014                          12.87913.43517
12/31/2015                          13.43513.05782
2.10%
12/31/2015                          N/A13.03142

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2015                          N/A13.0050
2.20%
12/31/2015                          N/A12.979205
2.25%
12/31/2015                          N/A12.95349
2.30%
12/31/2015                          N/A12.9270
2.35%
12/31/2015                          N/A12.902355
2.40%
12/31/2015                          N/A12.876119
2.45%
12/31/2015                          N/A12.85135
2.50%
12/31/2015                          N/A12.825220
2.55%
12/31/2015                          N/A12.80060
2.60%
12/31/2015                          N/A12.774124
2.65%
12/31/2015                          N/A12.749117
2.70%
12/31/2015                          N/A12.72324
2.75%
12/31/2015                          N/A12.698105
2.80%
12/31/2015                          N/A12.67357
2.85%
12/31/2015                          N/A12.64815
2.90%
12/31/2015                          N/A12.62361
2.95%
12/31/2015                          N/A12.5987
3.00%
12/31/2015                          N/A12.5733
3.05%
12/31/2015                          N/A12.5485
3.10%
12/31/2015                          N/A12.5231
3.15%
12/31/2015                          N/A12.4982
3.20%
12/31/2015                          N/A12.4730
3.25%
12/31/2015                          N/A12.4480
3.30%
12/31/2015                          N/A12.4240
3.35%
12/31/2015                          N/A12.3990
3.40%
12/31/2015                          N/A12.3740
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
49

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Moderate Index Strategy Fund
1.65%
12/31/2012                          N/A10.715944
12/31/2013                          10.71513.0561268
12/31/2014                          13.05613.9241393
12/31/2015                          13.92413.2561337
1.70%
12/31/2012                          N/A10.7101195
12/31/2013                          10.71013.0442361
12/31/2014                          13.04413.9032405
12/31/2015                          13.90313.2302293
1.75%
12/31/2012                          N/A10.70428
12/31/2013                          10.70413.03154
12/31/2014                          13.03113.88360
12/31/2015                          13.88313.20349
1.95%
12/31/2012                          N/A10.683326
12/31/2013                          10.68312.979429
12/31/2014                          12.97913.800535
12/31/2015                          13.80013.099535
2.05%
12/31/2012                          N/A10.67312
12/31/2013                          10.67312.95413
12/31/2014                          12.95413.7597
12/31/2015                          13.75913.0476
AZL MVP Pyramis Multi-Strategy Fund
1.65%
12/31/2012                          N/A10.568422
12/31/2013                          10.56812.244568
12/31/2014                          12.24412.325598
12/31/2015                          12.32511.370519
1.70%
12/31/2012                          N/A10.565648
12/31/2013                          10.56512.2342014
12/31/2014                          12.23412.3091601
12/31/2015                          12.30911.3491590
1.75%
12/31/2012                          N/A10.5617
12/31/2013                          10.56112.22413
12/31/2014                          12.22412.29226
12/31/2015                          12.29211.32925
1.95%
12/31/2012                          N/A10.547136
12/31/2013                          10.54712.183146
12/31/2014                          12.18312.227203
12/31/2015                          12.22711.245189
2.05%
12/31/2012                          N/A10.5390
12/31/2013                          10.53912.1621
12/31/2014                          12.16212.1940
12/31/2015                          12.19411.2040
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
1.65%
12/31/2014                          N/A10.9422971
12/31/2015                          10.94211.2105441

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2014                          N/A10.9371746
12/31/2015                          10.93711.1993598
1.75%
12/31/2014                          N/A10.931410
12/31/2015                          10.93111.188643
1.95%
12/31/2014                          N/A10.9101466
12/31/2015                          10.91011.1442202
2.05%
12/31/2014                          N/A10.89984
12/31/2015                          10.89911.122152
AZL Pyramis Multi-Strategy Fund
1.65%
12/31/2009                          N/A10.213136
12/31/2010                          10.21311.0522484
12/31/2011                          11.05210.6734919
12/31/2012                          10.67312.0495036
12/31/2013                          12.04913.9995562
12/31/2014                          13.99914.0645090
12/31/2015                          14.06413.0794218
1.70%
12/31/2009                          N/A10.212125
12/31/2010                          10.21211.0462245
12/31/2011                          11.04610.6614245
12/31/2012                          10.66112.0294262
12/31/2013                          12.02913.9704834
12/31/2014                          13.97014.0284418
12/31/2015                          14.02813.0383985
1.75%
12/31/2009                          N/A10.21118
12/31/2010                          10.21111.039150
12/31/2011                          11.03910.649245
12/31/2012                          10.64912.010236
12/31/2013                          12.01013.940227
12/31/2014                          13.94013.992216
12/31/2015                          13.99212.998177
1.80%
12/31/2009                          N/A10.2101
12/31/2010                          10.21011.0337
12/31/2011                          11.03310.63812
12/31/2012                          10.63811.99141
12/31/2013                          11.99113.91143
12/31/2014                          13.91113.95544
12/31/2015                          13.95512.95837
1.95%
12/31/2009                          N/A10.20729
12/31/2010                          10.20711.013772
12/31/2011                          11.01310.6031689
12/31/2012                          10.60311.9341921
12/31/2013                          11.93413.8242071
12/31/2014                          13.82413.8471656
12/31/2015                          13.84712.8381551
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
50

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2009                          N/A10.2050
12/31/2010                          10.20511.00035
12/31/2011                          11.00010.580146
12/31/2012                          10.58011.896149
12/31/2013                          11.89613.766131
12/31/2014                          13.76613.77591
12/31/2015                          13.77512.75887
2.10%
12/31/2009                          N/A10.2040
12/31/2010                          10.20410.99323
12/31/2011                          10.99310.56850
12/31/2012                          10.56811.87789
12/31/2013                          11.87713.737131
12/31/2014                          13.73713.739168
12/31/2015                          13.73912.719182
2.15%
12/31/2009                          N/A10.2030
12/31/2010                          10.20310.9873
12/31/2011                          10.98710.5565
12/31/2012                          10.55611.8586
12/31/2013                          11.85813.7084
12/31/2014                          13.70813.7043
12/31/2015                          13.70412.6802
2.20%
12/31/2009                          N/A10.2021
12/31/2010                          10.20210.98043
12/31/2011                          10.98010.54547
12/31/2012                          10.54511.83994
12/31/2013                          11.83913.680214
12/31/2014                          13.68013.668275
12/31/2015                          13.66812.640266
2.25%
12/31/2009                          N/A10.2012
12/31/2010                          10.20110.97424
12/31/2011                          10.97410.53342
12/31/2012                          10.53311.82093
12/31/2013                          11.82013.65197
12/31/2014                          13.65113.633103
12/31/2015                          13.63312.601120
2.30%
12/31/2009                          N/A10.2000
12/31/2010                          10.20010.9670
12/31/2011                          10.96710.5220
12/31/2012                          10.52211.8010
12/31/2013                          11.80113.6220
12/31/2014                          13.62213.5970
12/31/2015                          13.59712.5620
2.35%
12/31/2009                          N/A10.1998
12/31/2010                          10.19910.961202
12/31/2011                          10.96110.510333
12/31/2012                          10.51011.782516
12/31/2013                          11.78213.594725
12/31/2014                          13.59413.562783
12/31/2015                          13.56212.523712

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2009                          N/A10.1982
12/31/2010                          10.19810.954319
12/31/2011                          10.95410.49920
12/31/2012                          10.49911.76342
12/31/2013                          11.76313.56578
12/31/2014                          13.56513.52796
12/31/2015                          13.52712.485102
2.45%
12/31/2009                          N/A10.197130
12/31/2010                          10.19710.948150
12/31/2011                          10.94810.487158
12/31/2012                          10.48711.745168
12/31/2013                          11.74513.537189
12/31/2014                          13.53713.492198
12/31/2015                          13.49212.446201
2.50%
12/31/2009                          N/A10.19629
12/31/2010                          10.19610.941272
12/31/2011                          10.94110.476362
12/31/2012                          10.47611.726397
12/31/2013                          11.72613.509697
12/31/2014                          13.50913.457705
12/31/2015                          13.45712.408600
2.55%
12/31/2009                          N/A10.1956
12/31/2010                          10.19510.9354
12/31/2011                          10.93510.46429
12/31/2012                          10.46411.70727
12/31/2013                          11.70713.48039
12/31/2014                          13.48013.42260
12/31/2015                          13.42212.36959
2.60%
12/31/2009                          N/A10.1940
12/31/2010                          10.19410.92844
12/31/2011                          10.92810.45383
12/31/2012                          10.45311.68899
12/31/2013                          11.68813.452225
12/31/2014                          13.45213.387301
12/31/2015                          13.38712.331297
2.65%
12/31/2009                          N/A10.1937
12/31/2010                          10.19310.922140
12/31/2011                          10.92210.442210
12/31/2012                          10.44211.670237
12/31/2013                          11.67013.424305
12/31/2014                          13.42413.352360
12/31/2015                          13.35212.293351
2.70%
12/31/2009                          N/A10.1920
12/31/2010                          10.19210.91533
12/31/2011                          10.91510.43038
12/31/2012                          10.43011.65147
12/31/2013                          11.65113.39683
12/31/2014                          13.39613.318111
12/31/2015                          13.31812.255114
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
51

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2009                          N/A10.1915
12/31/2010                          10.19110.90938
12/31/2011                          10.90910.419128
12/31/2012                          10.41911.632161
12/31/2013                          11.63213.368234
12/31/2014                          13.36813.283331
12/31/2015                          13.28312.217248
2.80%
12/31/2009                          N/A10.1907
12/31/2010                          10.19010.90280
12/31/2011                          10.90210.407123
12/31/2012                          10.40711.614120
12/31/2013                          11.61413.340250
12/31/2014                          13.34013.249296
12/31/2015                          13.24912.179326
2.85%
12/31/2009                          N/A10.1890
12/31/2010                          10.18910.8964
12/31/2011                          10.89610.3967
12/31/2012                          10.39611.59517
12/31/2013                          11.59513.31213
12/31/2014                          13.31213.21446
12/31/2015                          13.21412.14145
2.90%
12/31/2009                          N/A10.1895
12/31/2010                          10.18910.889113
12/31/2011                          10.88910.38591
12/31/2012                          10.38511.57786
12/31/2013                          11.57713.284116
12/31/2014                          13.28413.180155
12/31/2015                          13.18012.104246
2.95%
12/31/2009                          N/A10.1881
12/31/2010                          10.18810.88360
12/31/2011                          10.88310.37366
12/31/2012                          10.37311.55861
12/31/2013                          11.55813.25660
12/31/2014                          13.25613.14662
12/31/2015                          13.14612.066254
3.00%
12/31/2009                          N/A10.1870
12/31/2010                          10.18710.8762
12/31/2011                          10.87610.3622
12/31/2012                          10.36211.5406
12/31/2013                          11.54013.2283
12/31/2014                          13.22813.1127
12/31/2015                          13.11212.0297
3.05%
12/31/2009                          N/A10.1860
12/31/2010                          10.18610.87034
12/31/2011                          10.87010.35034
12/31/2012                          10.35011.52229
12/31/2013                          11.52213.201107
12/31/2014                          13.20113.078122
12/31/2015                          13.07811.992190

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009                          N/A10.1850
12/31/2010                          10.18510.8634
12/31/2011                          10.86310.33910
12/31/2012                          10.33911.5038
12/31/2013                          11.50313.1733
12/31/2014                          13.17313.0443
12/31/2015                          13.04411.9550
3.15%
12/31/2009                          N/A10.1840
12/31/2010                          10.18410.8571
12/31/2011                          10.85710.3280
12/31/2012                          10.32811.4852
12/31/2013                          11.48513.1456
12/31/2014                          13.14513.01033
12/31/2015                          13.01011.91830
3.20%
12/31/2013                          N/A20.4221
12/31/2014                          20.42220.2026
12/31/2015                          20.20218.4965
3.25%
12/31/2013                          N/A20.2470
12/31/2014                          20.24720.0190
12/31/2015                          20.01918.3200
3.30%
12/31/2013                          N/A13.0630
12/31/2014                          13.06312.9093
12/31/2015                          12.90911.8083
3.35%
12/31/2013                          N/A19.9020
12/31/2014                          19.90219.6580
12/31/2015                          19.65817.9720
3.40%
12/31/2013                          N/A19.7320
12/31/2014                          19.73219.4800
12/31/2015                          19.48017.8000
AZL Pyramis Total Bond Fund
1.65%
12/31/2012                          N/A10.0072
12/31/2013                          10.0079.62779
12/31/2014                          9.6279.978318
12/31/2015                          9.9789.728373
1.70%
12/31/2012                          N/A10.00629
12/31/2013                          10.0069.621104
12/31/2014                          9.6219.967572
12/31/2015                          9.9679.711619
1.75%
12/31/2012                          N/A10.0046
12/31/2013                          10.0049.61432
12/31/2014                          9.6149.955112
12/31/2015                          9.9559.695107
1.80%
12/31/2012                          N/A10.0030
12/31/2013                          10.0039.6082
12/31/2014                          9.6089.94454
12/31/2015                          9.9449.67970
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
52

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2012                          N/A9.9987
12/31/2013                          9.9989.5896
12/31/2014                          9.5899.90939
12/31/2015                          9.9099.63166
2.05%
12/31/2012                          N/A9.9950
12/31/2013                          9.9959.5770
12/31/2014                          9.5779.8866
12/31/2015                          9.8869.59960
2.10%
12/31/2012                          N/A9.9932
12/31/2013                          9.9939.5706
12/31/2014                          9.5709.87511
12/31/2015                          9.8759.58322
2.15%
12/31/2012                          N/A9.9910
12/31/2013                          9.9919.5640
12/31/2014                          9.5649.8630
12/31/2015                          9.8639.5680
2.20%
12/31/2012                          N/A9.9902
12/31/2013                          9.9909.5580
12/31/2014                          9.5589.8523
12/31/2015                          9.8529.5529
2.25%
12/31/2012                          N/A9.9881
12/31/2013                          9.9889.5511
12/31/2014                          9.5519.84118
12/31/2015                          9.8419.5365
2.30%
12/31/2012                          N/A9.9870
12/31/2013                          9.9879.5450
12/31/2014                          9.5459.8290
12/31/2015                          9.8299.5200
2.35%
12/31/2012                          N/A9.9851
12/31/2013                          9.9859.5393
12/31/2014                          9.5399.81867
12/31/2015                          9.8189.50485
2.40%
12/31/2012                          N/A9.9840
12/31/2013                          9.9849.5323
12/31/2014                          9.5329.80632
12/31/2015                          9.8069.48944
2.45%
12/31/2012                          N/A9.9821
12/31/2013                          9.9829.5260
12/31/2014                          9.5269.79582
12/31/2015                          9.7959.47378
2.50%
12/31/2012                          N/A9.9806
12/31/2013                          9.9809.52021
12/31/2014                          9.5209.78439
12/31/2015                          9.7849.457103

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2012                          N/A9.9794
12/31/2013                          9.9799.5143
12/31/2014                          9.5149.77260
12/31/2015                          9.7729.44142
2.60%
12/31/2012                          N/A9.9770
12/31/2013                          9.9779.5074
12/31/2014                          9.5079.76141
12/31/2015                          9.7619.42645
2.65%
12/31/2012                          N/A9.9760
12/31/2013                          9.9769.5010
12/31/2014                          9.5019.75017
12/31/2015                          9.7509.41024
2.70%
12/31/2012                          N/A9.9740
12/31/2013                          9.9749.4951
12/31/2014                          9.4959.73832
12/31/2015                          9.7389.39532
2.75%
12/31/2012                          N/A9.9720
12/31/2013                          9.9729.4891
12/31/2014                          9.4899.7276
12/31/2015                          9.7279.37912
2.80%
12/31/2012                          N/A9.9710
12/31/2013                          9.9719.4821
12/31/2014                          9.4829.71622
12/31/2015                          9.7169.36322
2.85%
12/31/2012                          N/A9.9690
12/31/2013                          9.9699.4760
12/31/2014                          9.4769.7051
12/31/2015                          9.7059.3481
2.90%
12/31/2012                          N/A9.9680
12/31/2013                          9.9689.4700
12/31/2014                          9.4709.6932
12/31/2015                          9.6939.3322
2.95%
12/31/2012                          N/A9.9660
12/31/2013                          9.9669.4640
12/31/2014                          9.4649.6822
12/31/2015                          9.6829.3172
3.00%
12/31/2012                          N/A9.9650
12/31/2013                          9.9659.4570
12/31/2014                          9.4579.6711
12/31/2015                          9.6719.3010
3.05%
12/31/2012                          N/A9.9630
12/31/2013                          9.9639.4510
12/31/2014                          9.4519.6606
12/31/2015                          9.6609.2866
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
53

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2012                          N/A9.9610
12/31/2013                          9.9619.4450
12/31/2014                          9.4459.6490
12/31/2015                          9.6499.2710
3.15%
12/31/2012                          N/A9.9600
12/31/2013                          9.9609.4390
12/31/2014                          9.4399.6370
12/31/2015                          9.6379.2550
3.20%
12/31/2013                          N/A9.4310
12/31/2014                          9.4319.6250
12/31/2015                          9.6259.2380
3.25%
12/31/2013                          N/A9.4250
12/31/2014                          9.4259.6130
12/31/2015                          9.6139.2230
3.30%
12/31/2013                          N/A9.4300
12/31/2014                          9.4309.6140
12/31/2015                          9.6149.2190
3.35%
12/31/2013                          N/A9.4120
12/31/2014                          9.4129.5910
12/31/2015                          9.5919.1920
3.40%
12/31/2013                          N/A9.4060
12/31/2014                          9.4069.5800
12/31/2015                          9.5809.1770
AZL Russell 1000 Growth Index Fund
1.65%
12/31/2014                          N/A17.5701
12/31/2015                          17.57018.12250
1.70%
12/31/2014                          N/A17.5298
12/31/2015                          17.52918.07148
1.75%
12/31/2014                          N/A17.4880
12/31/2015                          17.48818.02013
1.95%
12/31/2014                          N/A17.32510
12/31/2015                          17.32517.81619
2.05%
12/31/2014                          N/A17.2440
12/31/2015                          17.24417.7150
AZL Russell 1000 Value Index Fund
1.65%
12/31/2014                          N/A16.73019
12/31/2015                          16.73015.72833
1.70%
12/31/2014                          N/A16.69125
12/31/2015                          16.69115.68448
1.75%
12/31/2014                          N/A16.6521
12/31/2015                          16.65215.6391

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2014                          N/A16.49716
12/31/2015                          16.49715.46314
2.05%
12/31/2014                          N/A16.4200
12/31/2015                          16.42015.3750
AZL S&P 500 Index Fund
1.65%
12/31/2007                          N/A9.86572
12/31/2008                          9.8656.053159
12/31/2009                          6.0537.464280
12/31/2010                          7.4648.412373
12/31/2011                          8.4128.403799
12/31/2012                          8.4039.5391125
12/31/2013                          9.53912.3531315
12/31/2014                          12.35313.7451255
12/31/2015                          13.74513.6481036
1.70%
12/31/2007                          N/A9.862171
12/31/2008                          9.8626.048471
12/31/2009                          6.0487.454595
12/31/2010                          7.4548.396559
12/31/2011                          8.3968.383884
12/31/2012                          8.3839.5121173
12/31/2013                          9.51212.3121465
12/31/2014                          12.31213.6921418
12/31/2015                          13.69213.5891286
1.75%
12/31/2009                          N/A7.44414
12/31/2010                          7.4448.38147
12/31/2011                          8.3818.36437
12/31/2012                          8.3649.48554
12/31/2013                          9.48512.27164
12/31/2014                          12.27113.64071
12/31/2015                          13.64013.53073
1.80%
12/31/2008                          N/A6.038431
12/31/2009                          6.0387.4342386
12/31/2010                          7.4348.3662034
12/31/2011                          8.3668.3441828
12/31/2012                          8.3449.4581695
12/31/2013                          9.45812.2301657
12/31/2014                          12.23013.5881571
12/31/2015                          13.58813.4721120
1.95%
12/31/2007                          N/A9.84641
12/31/2008                          9.8466.02359
12/31/2009                          6.0237.4041216
12/31/2010                          7.4048.3201135
12/31/2011                          8.3208.2861091
12/31/2012                          8.2869.3781212
12/31/2013                          9.37812.1081118
12/31/2014                          12.10813.432980
12/31/2015                          13.43213.298856
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
54

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008                          N/A6.01379
12/31/2009                          6.0137.385539
12/31/2010                          7.3858.289540
12/31/2011                          8.2898.247399
12/31/2012                          8.2479.325393
12/31/2013                          9.32512.028328
12/31/2014                          12.02813.329285
12/31/2015                          13.32913.183219
2.10%
12/31/2007                          N/A9.8360
12/31/2008                          9.8366.008328
12/31/2009                          6.0087.3752122
12/31/2010                          7.3758.2742162
12/31/2011                          8.2748.2282123
12/31/2012                          8.2289.2982332
12/31/2013                          9.29811.9871913
12/31/2014                          11.98713.2781848
12/31/2015                          13.27813.1261850
2.15%
12/31/2008                          N/A6.00320
12/31/2009                          6.0037.36578
12/31/2010                          7.3658.25942
12/31/2011                          8.2598.20918
12/31/2012                          8.2099.27216
12/31/2013                          9.27211.9475
12/31/2014                          11.94713.2274
12/31/2015                          13.22713.06919
2.20%
12/31/2007                          N/A9.8290
12/31/2008                          9.8295.998299
12/31/2009                          5.9987.3551962
12/31/2010                          7.3558.2441873
12/31/2011                          8.2448.1901708
12/31/2012                          8.1909.2461766
12/31/2013                          9.24611.9081604
12/31/2014                          11.90813.1771422
12/31/2015                          13.17713.0121295
2.25%
12/31/2007                          N/A9.8260
12/31/2008                          9.8265.993145
12/31/2009                          5.9937.3451347
12/31/2010                          7.3458.2281158
12/31/2011                          8.2288.1711005
12/31/2012                          8.1719.219924
12/31/2013                          9.21911.868761
12/31/2014                          11.86813.126696
12/31/2015                          13.12612.956564
2.30%
12/31/2009                          N/A7.3358
12/31/2010                          7.3358.2138
12/31/2011                          8.2138.1524
12/31/2012                          8.1529.1930
12/31/2013                          9.19311.8280
12/31/2014                          11.82813.0760
12/31/2015                          13.07612.9000

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007                          N/A9.8190
12/31/2008                          9.8195.983909
12/31/2009                          5.9837.3261879
12/31/2010                          7.3268.1981786
12/31/2011                          8.1988.1331685
12/31/2012                          8.1339.1671796
12/31/2013                          9.16711.7891583
12/31/2014                          11.78913.0261418
12/31/2015                          13.02612.8441272
2.40%
12/31/2007                          N/A9.8160
12/31/2008                          9.8165.978138
12/31/2009                          5.9787.3161235
12/31/2010                          7.3168.1831092
12/31/2011                          8.1838.1141057
12/31/2012                          8.1149.1411008
12/31/2013                          9.14111.750824
12/31/2014                          11.75012.976978
12/31/2015                          12.97612.788846
2.45%
12/31/2007                          N/A9.8130
12/31/2008                          9.8135.973112
12/31/2009                          5.9737.306573
12/31/2010                          7.3068.168528
12/31/2011                          8.1688.095498
12/31/2012                          8.0959.115470
12/31/2013                          9.11511.711376
12/31/2014                          11.71112.926335
12/31/2015                          12.92612.733306
2.50%
12/31/2007                          N/A9.8090
12/31/2008                          9.8095.968342
12/31/2009                          5.9687.2961701
12/31/2010                          7.2968.1531554
12/31/2011                          8.1538.0761434
12/31/2012                          8.0769.0901402
12/31/2013                          9.09011.6711221
12/31/2014                          11.67112.8771054
12/31/2015                          12.87712.678961
2.55%
12/31/2007                          N/A9.8060
12/31/2008                          9.8065.96353
12/31/2009                          5.9637.286582
12/31/2010                          7.2868.138786
12/31/2011                          8.1388.057731
12/31/2012                          8.0579.064694
12/31/2013                          9.06411.633594
12/31/2014                          11.63312.827513
12/31/2015                          12.82712.623475
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
55

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A9.8030
12/31/2008                          9.8035.958101
12/31/2009                          5.9587.277654
12/31/2010                          7.2778.123584
12/31/2011                          8.1238.038512
12/31/2012                          8.0389.038574
12/31/2013                          9.03811.594536
12/31/2014                          11.59412.778595
12/31/2015                          12.77812.568571
2.65%
12/31/2007                          N/A9.7990
12/31/2008                          9.7995.953314
12/31/2009                          5.9537.2671287
12/31/2010                          7.2678.108896
12/31/2011                          8.1088.019818
12/31/2012                          8.0199.012743
12/31/2013                          9.01211.555681
12/31/2014                          11.55512.729609
12/31/2015                          12.72912.514538
2.70%
12/31/2007                          N/A9.7960
12/31/2008                          9.7965.94882
12/31/2009                          5.9487.257322
12/31/2010                          7.2578.093283
12/31/2011                          8.0938.001212
12/31/2012                          8.0018.987166
12/31/2013                          8.98711.517151
12/31/2014                          11.51712.681122
12/31/2015                          12.68112.46087
2.75%
12/31/2007                          N/A9.7930
12/31/2008                          9.7935.94320
12/31/2009                          5.9437.248267
12/31/2010                          7.2488.079192
12/31/2011                          8.0797.982209
12/31/2012                          7.9828.961142
12/31/2013                          8.96111.478234
12/31/2014                          11.47812.632230
12/31/2015                          12.63212.406282
2.80%
12/31/2007                          N/A9.7900
12/31/2008                          9.7905.93832
12/31/2009                          5.9387.238222
12/31/2010                          7.2388.064173
12/31/2011                          8.0647.963145
12/31/2012                          7.9638.936172
12/31/2013                          8.93611.440136
12/31/2014                          11.44012.584122
12/31/2015                          12.58412.352123

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A9.7860
12/31/2008                          9.7865.9335
12/31/2009                          5.9337.228153
12/31/2010                          7.2288.049150
12/31/2011                          8.0497.945138
12/31/2012                          7.9458.911128
12/31/2013                          8.91111.402115
12/31/2014                          11.40212.53580
12/31/2015                          12.53512.29971
2.90%
12/31/2007                          N/A9.7830
12/31/2008                          9.7835.92817
12/31/2009                          5.9287.219259
12/31/2010                          7.2198.034179
12/31/2011                          8.0347.926174
12/31/2012                          7.9268.885181
12/31/2013                          8.88511.364203
12/31/2014                          11.36412.487207
12/31/2015                          12.48712.245224
2.95%
12/31/2007                          N/A9.7800
12/31/2008                          9.7805.92321
12/31/2009                          5.9237.209191
12/31/2010                          7.2098.01965
12/31/2011                          8.0197.90856
12/31/2012                          7.9088.86073
12/31/2013                          8.86011.32667
12/31/2014                          11.32612.43958
12/31/2015                          12.43912.19238
3.00%
12/31/2008                          N/A5.9181
12/31/2009                          5.9187.1997
12/31/2010                          7.1998.0051
12/31/2011                          8.0057.8891
12/31/2012                          7.8898.83518
12/31/2013                          8.83511.28836
12/31/2014                          11.28812.39239
12/31/2015                          12.39212.14029
3.05%
12/31/2009                          N/A7.1909
12/31/2010                          7.1907.9900
12/31/2011                          7.9907.8710
12/31/2012                          7.8718.8100
12/31/2013                          8.81011.25123
12/31/2014                          11.25112.34453
12/31/2015                          12.34412.08769
3.10%
12/31/2009                          N/A7.180125
12/31/2010                          7.1807.9750
12/31/2011                          7.9757.8530
12/31/2012                          7.8538.7850
12/31/2013                          8.78511.2130
12/31/2014                          11.21312.2978
12/31/2015                          12.29712.0358
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
56

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009                          N/A7.1700
12/31/2010                          7.1707.9610
12/31/2011                          7.9617.8340
12/31/2012                          7.8348.7600
12/31/2013                          8.76011.17621
12/31/2014                          11.17612.25037
12/31/2015                          12.25011.98330
3.20%
12/31/2013                          N/A11.8530
12/31/2014                          11.85312.98510
12/31/2015                          12.98512.69613
3.25%
12/31/2013                          N/A11.8130
12/31/2014                          11.81312.9350
12/31/2015                          12.93512.6400
3.30%
12/31/2013                          N/A11.0641
12/31/2014                          11.06412.11057
12/31/2015                          12.11011.82855
3.35%
12/31/2013                          N/A11.7340
12/31/2014                          11.73412.83614
12/31/2015                          12.83612.53112
3.40%
12/31/2013                          N/A11.6950
12/31/2014                          11.69512.7870
12/31/2015                          12.78712.4770
AZL Small Cap Stock Index Fund
1.65%
12/31/2007                          N/A9.31460
12/31/2008                          9.3146.32676
12/31/2009                          6.3267.76830
12/31/2010                          7.7689.58971
12/31/2011                          9.5899.460239
12/31/2012                          9.46010.776533
12/31/2013                          10.77614.905397
12/31/2014                          14.90515.428305
12/31/2015                          15.42814.797196
1.70%
12/31/2007                          N/A9.310101
12/31/2008                          9.3106.321128
12/31/2009                          6.3217.75874
12/31/2010                          7.7589.571147
12/31/2011                          9.5719.438273
12/31/2012                          9.43810.746353
12/31/2013                          10.74614.855294
12/31/2014                          14.85515.369274
12/31/2015                          15.36914.733225
1.75%
12/31/2009                          N/A7.7480
12/31/2010                          7.7489.55416
12/31/2011                          9.5549.41628
12/31/2012                          9.41610.71529
12/31/2013                          10.71514.80615
12/31/2014                          14.80615.31026
12/31/2015                          15.31014.66926

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008                          N/A6.310155
12/31/2009                          6.3107.737314
12/31/2010                          7.7379.536310
12/31/2011                          9.5369.394282
12/31/2012                          9.39410.685248
12/31/2013                          10.68514.756232
12/31/2014                          14.75615.252152
12/31/2015                          15.25214.606132
1.95%
12/31/2007                          N/A9.29511
12/31/2008                          9.2956.29413
12/31/2009                          6.2947.706121
12/31/2010                          7.7069.484149
12/31/2011                          9.4849.329181
12/31/2012                          9.32910.594204
12/31/2013                          10.59414.609177
12/31/2014                          14.60915.077175
12/31/2015                          15.07714.417129
2.05%
12/31/2008                          N/A6.28433
12/31/2009                          6.2847.686101
12/31/2010                          7.6869.449105
12/31/2011                          9.4499.285112
12/31/2012                          9.28510.534121
12/31/2013                          10.53414.512105
12/31/2014                          14.51214.96275
12/31/2015                          14.96214.29356
2.10%
12/31/2007                          N/A9.2850
12/31/2008                          9.2856.279129
12/31/2009                          6.2797.676470
12/31/2010                          7.6769.432491
12/31/2011                          9.4329.263484
12/31/2012                          9.26310.504495
12/31/2013                          10.50414.464451
12/31/2014                          14.46414.904294
12/31/2015                          14.90414.231353
2.15%
12/31/2008                          N/A6.2733
12/31/2009                          6.2737.66516
12/31/2010                          7.6659.41512
12/31/2011                          9.4159.24212
12/31/2012                          9.24210.4749
12/31/2013                          10.47414.4169
12/31/2014                          14.41614.8474
12/31/2015                          14.84714.1694
2.20%
12/31/2007                          N/A9.2790
12/31/2008                          9.2796.268139
12/31/2009                          6.2687.655272
12/31/2010                          7.6559.397287
12/31/2011                          9.3979.220256
12/31/2012                          9.22010.445275
12/31/2013                          10.44514.367295
12/31/2014                          14.36714.790316
12/31/2015                          14.79014.108291
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
57

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007                          N/A9.2760
12/31/2008                          9.2766.26387
12/31/2009                          6.2637.645187
12/31/2010                          7.6459.380184
12/31/2011                          9.3809.199191
12/31/2012                          9.19910.415181
12/31/2013                          10.41514.320195
12/31/2014                          14.32014.734178
12/31/2015                          14.73414.047146
2.30%
12/31/2009                          N/A7.6353
12/31/2010                          7.6359.3630
12/31/2011                          9.3639.1770
12/31/2012                          9.17710.3860
12/31/2013                          10.38614.2720
12/31/2014                          14.27214.6770
12/31/2015                          14.67713.9860
2.35%
12/31/2007                          N/A9.2700
12/31/2008                          9.2706.252187
12/31/2009                          6.2527.624318
12/31/2010                          7.6249.346286
12/31/2011                          9.3469.156266
12/31/2012                          9.15610.356270
12/31/2013                          10.35614.224360
12/31/2014                          14.22414.621342
12/31/2015                          14.62113.925285
2.40%
12/31/2007                          N/A9.2670
12/31/2008                          9.2676.24784
12/31/2009                          6.2477.614239
12/31/2010                          7.6149.328216
12/31/2011                          9.3289.134224
12/31/2012                          9.13410.327202
12/31/2013                          10.32714.177225
12/31/2014                          14.17714.565152
12/31/2015                          14.56513.865159
2.45%
12/31/2007                          N/A9.2640
12/31/2008                          9.2646.24257
12/31/2009                          6.2427.604103
12/31/2010                          7.6049.311107
12/31/2011                          9.3119.11391
12/31/2012                          9.11310.29879
12/31/2013                          10.29814.13076
12/31/2014                          14.13014.50952
12/31/2015                          14.50913.80545
2.50%
12/31/2007                          N/A9.2610
12/31/2008                          9.2616.23798
12/31/2009                          6.2377.594205
12/31/2010                          7.5949.294191
12/31/2011                          9.2949.092181
12/31/2012                          9.09210.268188
12/31/2013                          10.26814.083237
12/31/2014                          14.08314.454218
12/31/2015                          14.45413.745178

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007                          N/A9.2570
12/31/2008                          9.2576.23222
12/31/2009                          6.2327.58487
12/31/2010                          7.5849.27788
12/31/2011                          9.2779.07184
12/31/2012                          9.07110.23985
12/31/2013                          10.23914.03692
12/31/2014                          14.03614.39875
12/31/2015                          14.39813.68653
2.60%
12/31/2007                          N/A9.2540
12/31/2008                          9.2546.22675
12/31/2009                          6.2267.574132
12/31/2010                          7.5749.260147
12/31/2011                          9.2609.050140
12/31/2012                          9.05010.210130
12/31/2013                          10.21013.989131
12/31/2014                          13.98914.343150
12/31/2015                          14.34313.626134
2.65%
12/31/2007                          N/A9.2510
12/31/2008                          9.2516.22158
12/31/2009                          6.2217.563143
12/31/2010                          7.5639.243119
12/31/2011                          9.2439.028111
12/31/2012                          9.02810.181104
12/31/2013                          10.18113.942134
12/31/2014                          13.94214.288138
12/31/2015                          14.28813.567149
2.70%
12/31/2007                          N/A9.2480
12/31/2008                          9.2486.21615
12/31/2009                          6.2167.55367
12/31/2010                          7.5539.22642
12/31/2011                          9.2269.00737
12/31/2012                          9.00710.15225
12/31/2013                          10.15213.89645
12/31/2014                          13.89614.23324
12/31/2015                          14.23313.50938
2.75%
12/31/2007                          N/A9.2450
12/31/2008                          9.2456.21123
12/31/2009                          6.2117.54353
12/31/2010                          7.5439.20926
12/31/2011                          9.2098.98628
12/31/2012                          8.98610.12420
12/31/2013                          10.12413.84958
12/31/2014                          13.84914.17963
12/31/2015                          14.17913.45061
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
58

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007                          N/A9.2420
12/31/2008                          9.2426.2067
12/31/2009                          6.2067.53352
12/31/2010                          7.5339.19260
12/31/2011                          9.1928.96553
12/31/2012                          8.96510.09559
12/31/2013                          10.09513.80372
12/31/2014                          13.80314.12533
12/31/2015                          14.12513.39251
2.85%
12/31/2007                          N/A9.2390
12/31/2008                          9.2396.2001
12/31/2009                          6.2007.5237
12/31/2010                          7.5239.1754
12/31/2011                          9.1758.9444
12/31/2012                          8.94410.0664
12/31/2013                          10.06613.75730
12/31/2014                          13.75714.07020
12/31/2015                          14.07013.33417
2.90%
12/31/2007                          N/A9.2360
12/31/2008                          9.2366.19512
12/31/2009                          6.1957.51335
12/31/2010                          7.5139.15924
12/31/2011                          9.1598.92425
12/31/2012                          8.92410.03825
12/31/2013                          10.03813.71144
12/31/2014                          13.71114.01747
12/31/2015                          14.01713.27647
2.95%
12/31/2007                          N/A9.2330
12/31/2008                          9.2336.1903
12/31/2009                          6.1907.50389
12/31/2010                          7.5039.1425
12/31/2011                          9.1428.9035
12/31/2012                          8.90310.0095
12/31/2013                          10.00913.66610
12/31/2014                          13.66613.96316
12/31/2015                          13.96313.21914
3.00%
12/31/2008                          N/A6.1851
12/31/2009                          6.1857.4931
12/31/2010                          7.4939.1250
12/31/2011                          9.1258.8820
12/31/2012                          8.8829.9812
12/31/2013                          9.98113.6209
12/31/2014                          13.62013.90915
12/31/2015                          13.90913.16215
3.05%
12/31/2009                          N/A7.4833
12/31/2010                          7.4839.1080
12/31/2011                          9.1088.8610
12/31/2012                          8.8619.9530
12/31/2013                          9.95313.5752
12/31/2014                          13.57513.85625
12/31/2015                          13.85613.10525

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009                          N/A7.4731
12/31/2010                          7.4739.0920
12/31/2011                          9.0928.8410
12/31/2012                          8.8419.9250
12/31/2013                          9.92513.5290
12/31/2014                          13.52913.8031
12/31/2015                          13.80313.0481
3.15%
12/31/2009                          N/A7.4630
12/31/2010                          7.4639.0750
12/31/2011                          9.0758.8200
12/31/2012                          8.8209.8960
12/31/2013                          9.89613.4840
12/31/2014                          13.48413.75014
12/31/2015                          13.75012.9915
3.20%
12/31/2013                          N/A14.1950
12/31/2014                          14.19514.4671
12/31/2015                          14.46713.6621
3.25%
12/31/2013                          N/A14.1480
12/31/2014                          14.14814.4120
12/31/2015                          14.41213.6030
3.30%
12/31/2013                          N/A13.3500
12/31/2014                          13.35013.5931
12/31/2015                          13.59312.8231
3.35%
12/31/2013                          N/A14.0530
12/31/2014                          14.05314.3010
12/31/2015                          14.30113.4850
3.40%
12/31/2013                          N/A14.0060
12/31/2014                          14.00614.2470
12/31/2015                          14.24713.4270
AZL T. Rowe Price Capital Appreciation Fund
1.65%
12/31/2007                          N/A13.347133
12/31/2008                          13.3477.811212
12/31/2009                          7.81110.12981
12/31/2010                          10.12911.163238
12/31/2011                          11.16310.520449
12/31/2012                          10.52011.622511
12/31/2013                          11.62214.855453
12/31/2014                          14.85516.332434
12/31/2015                          16.33216.878434
1.70%
12/31/2007                          N/A13.306189
12/31/2008                          13.3067.783419
12/31/2009                          7.78310.088169
12/31/2010                          10.08811.112370
12/31/2011                          11.11210.467531
12/31/2012                          10.46711.557688
12/31/2013                          11.55714.765708
12/31/2014                          14.76516.225699
12/31/2015                          16.22516.759679
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
59

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009                          N/A10.0391
12/31/2010                          10.03911.0538
12/31/2011                          11.05310.40532
12/31/2012                          10.40511.48431
12/31/2013                          11.48414.66350
12/31/2014                          14.66316.10595
12/31/2015                          16.10516.62893
1.80%
12/31/2008                          N/A7.728313
12/31/2009                          7.72810.006610
12/31/2010                          10.00611.011579
12/31/2011                          11.01110.361544
12/31/2012                          10.36111.429534
12/31/2013                          11.42914.586446
12/31/2014                          14.58616.013423
12/31/2015                          16.01316.524405
1.95%
12/31/2007                          N/A13.10339
12/31/2008                          13.1037.64571
12/31/2009                          7.6459.884596
12/31/2010                          9.88410.860775
12/31/2011                          10.86010.204833
12/31/2012                          10.20411.239870
12/31/2013                          11.23914.322785
12/31/2014                          14.32215.699722
12/31/2015                          15.69916.176554
2.05%
12/31/2008                          N/A7.59165
12/31/2009                          7.5919.804155
12/31/2010                          9.80410.762190
12/31/2011                          10.76210.101217
12/31/2012                          10.10111.114198
12/31/2013                          11.11414.149165
12/31/2014                          14.14915.494142
12/31/2015                          15.49415.949207
2.10%
12/31/2007                          N/A12.9820
12/31/2008                          12.9827.563340
12/31/2009                          7.5639.763557
12/31/2010                          9.76310.712570
12/31/2011                          10.71210.050514
12/31/2012                          10.05011.052520
12/31/2013                          11.05214.063466
12/31/2014                          14.06315.392430
12/31/2015                          15.39215.836493
2.15%
12/31/2008                          N/A7.5367
12/31/2009                          7.5369.72413
12/31/2010                          9.72410.66415
12/31/2011                          10.6649.99915
12/31/2012                          9.99910.99114
12/31/2013                          10.99113.9789
12/31/2014                          13.97815.2928
12/31/2015                          15.29215.7257

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007                          N/A12.9020
12/31/2008                          12.9027.509481
12/31/2009                          7.5099.684691
12/31/2010                          9.68410.614701
12/31/2011                          10.6149.948678
12/31/2012                          9.94810.929668
12/31/2013                          10.92913.893585
12/31/2014                          13.89315.191597
12/31/2015                          15.19115.613763
2.25%
12/31/2007                          N/A12.8630
12/31/2008                          12.8637.482164
12/31/2009                          7.4829.644474
12/31/2010                          9.64410.566503
12/31/2011                          10.5669.898490
12/31/2012                          9.89810.868495
12/31/2013                          10.86813.809393
12/31/2014                          13.80915.091375
12/31/2015                          15.09115.503520
2.30%
12/31/2009                          N/A9.60510
12/31/2010                          9.60510.5179
12/31/2011                          10.5179.8479
12/31/2012                          9.84710.8085
12/31/2013                          10.80813.7253
12/31/2014                          13.72514.9927
12/31/2015                          14.99215.3933
2.35%
12/31/2007                          N/A12.7840
12/31/2008                          12.7847.429650
12/31/2009                          7.4299.5661020
12/31/2010                          9.56610.4691046
12/31/2011                          10.4699.797934
12/31/2012                          9.79710.748868
12/31/2013                          10.74813.642767
12/31/2014                          13.64214.894786
12/31/2015                          14.89415.2841117
2.40%
12/31/2007                          N/A12.7440
12/31/2008                          12.7447.402189
12/31/2009                          7.4029.527296
12/31/2010                          9.52710.421312
12/31/2011                          10.4219.748301
12/31/2012                          9.74810.688328
12/31/2013                          10.68813.559283
12/31/2014                          13.55914.796294
12/31/2015                          14.79615.177440
2.45%
12/31/2007                          N/A12.7050
12/31/2008                          12.7057.376264
12/31/2009                          7.3769.488322
12/31/2010                          9.48810.374314
12/31/2011                          10.3749.698283
12/31/2012                          9.69810.628250
12/31/2013                          10.62813.477208
12/31/2014                          13.47714.699225
12/31/2015                          14.69915.069265
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
60

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007                          N/A12.6660
12/31/2008                          12.6667.349371
12/31/2009                          7.3499.450652
12/31/2010                          9.45010.326637
12/31/2011                          10.3269.649626
12/31/2012                          9.64910.569577
12/31/2013                          10.56913.395541
12/31/2014                          13.39514.602581
12/31/2015                          14.60214.963827
2.55%
12/31/2007                          N/A12.6270
12/31/2008                          12.6277.323101
12/31/2009                          7.3239.411368
12/31/2010                          9.41110.279316
12/31/2011                          10.2799.600316
12/31/2012                          9.60010.510299
12/31/2013                          10.51013.314283
12/31/2014                          13.31414.506262
12/31/2015                          14.50614.857260
2.60%
12/31/2007                          N/A12.5880
12/31/2008                          12.5887.297234
12/31/2009                          7.2979.373335
12/31/2010                          9.37310.232307
12/31/2011                          10.2329.552283
12/31/2012                          9.55210.452270
12/31/2013                          10.45213.233233
12/31/2014                          13.23314.411298
12/31/2015                          14.41114.752596
2.65%
12/31/2007                          N/A12.5490
12/31/2008                          12.5497.271220
12/31/2009                          7.2719.334362
12/31/2010                          9.33410.185345
12/31/2011                          10.1859.503328
12/31/2012                          9.50310.394315
12/31/2013                          10.39413.152301
12/31/2014                          13.15214.316347
12/31/2015                          14.31614.648507
2.70%
12/31/2007                          N/A12.5110
12/31/2008                          12.5117.24522
12/31/2009                          7.2459.29652
12/31/2010                          9.29610.13980
12/31/2011                          10.1399.45570
12/31/2012                          9.45510.33657
12/31/2013                          10.33613.07360
12/31/2014                          13.07314.22361
12/31/2015                          14.22314.54594

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007                          N/A12.4720
12/31/2008                          12.4727.21966
12/31/2009                          7.2199.259132
12/31/2010                          9.25910.092107
12/31/2011                          10.0929.40786
12/31/2012                          9.40710.27873
12/31/2013                          10.27812.993115
12/31/2014                          12.99314.129158
12/31/2015                          14.12914.442280
2.80%
12/31/2007                          N/A12.4340
12/31/2008                          12.4347.19377
12/31/2009                          7.1939.221125
12/31/2010                          9.22110.046130
12/31/2011                          10.0469.359126
12/31/2012                          9.35910.221109
12/31/2013                          10.22112.915107
12/31/2014                          12.91514.036141
12/31/2015                          14.03614.340243
2.85%
12/31/2007                          N/A12.3950
12/31/2008                          12.3957.16722
12/31/2009                          7.1679.18340
12/31/2010                          9.18310.00042
12/31/2011                          10.0009.31229
12/31/2012                          9.31210.16425
12/31/2013                          10.16412.83625
12/31/2014                          12.83613.94434
12/31/2015                          13.94414.23942
2.90%
12/31/2007                          N/A12.3570
12/31/2008                          12.3577.14268
12/31/2009                          7.1429.146101
12/31/2010                          9.1469.95493
12/31/2011                          9.9549.26594
12/31/2012                          9.26510.10793
12/31/2013                          10.10712.75874
12/31/2014                          12.75813.85388
12/31/2015                          13.85314.138298
2.95%
12/31/2007                          N/A12.3190
12/31/2008                          12.3197.11629
12/31/2009                          7.1169.10849
12/31/2010                          9.1089.90940
12/31/2011                          9.9099.21838
12/31/2012                          9.21810.05126
12/31/2013                          10.05112.68130
12/31/2014                          12.68113.76232
12/31/2015                          13.76214.03942
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
61

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008                          N/A7.0910
12/31/2009                          7.0919.0723
12/31/2010                          9.0729.8640
12/31/2011                          9.8649.1720
12/31/2012                          9.1729.9960
12/31/2013                          9.99612.6059
12/31/2014                          12.60513.67321
12/31/2015                          13.67313.94124
3.05%
12/31/2009                          N/A9.0351
12/31/2010                          9.0359.8190
12/31/2011                          9.8199.1250
12/31/2012                          9.1259.9400
12/31/2013                          9.94012.52819
12/31/2014                          12.52813.58261
12/31/2015                          13.58213.841139
3.10%
12/31/2009                          N/A8.9983
12/31/2010                          8.9989.7740
12/31/2011                          9.7749.0780
12/31/2012                          9.0789.8840
12/31/2013                          9.88412.4520
12/31/2014                          12.45213.4933
12/31/2015                          13.49313.7444
3.15%
12/31/2009                          N/A8.9612
12/31/2010                          8.9619.7290
12/31/2011                          9.7299.0320
12/31/2012                          9.0329.8290
12/31/2013                          9.82912.3767
12/31/2014                          12.37613.40420
12/31/2015                          13.40413.64777
3.20%
12/31/2013                          N/A13.4311
12/31/2014                          13.43114.5406
12/31/2015                          14.54014.79539
3.25%
12/31/2013                          N/A13.3490
12/31/2014                          13.34914.4440
12/31/2015                          14.44414.6900
3.30%
12/31/2013                          N/A12.1531
12/31/2014                          12.15313.1438
12/31/2015                          13.14313.3619
3.35%
12/31/2013                          N/A13.1880
12/31/2014                          13.18814.2550
12/31/2015                          14.25514.4832
3.40%
12/31/2013                          N/A13.1080
12/31/2014                          13.10814.1610
12/31/2015                          14.16114.3810

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
BlackRock Global Allocation V.I. Fund
1.65%
12/31/2008                          N/A7.906123
12/31/2009                          7.9069.4031740
12/31/2010                          9.40310.15212264
12/31/2011                          10.1529.62324279
12/31/2012                          9.62310.40826127
12/31/2013                          10.40811.71424262
12/31/2014                          11.71411.74521710
12/31/2015                          11.74511.43717965
1.70%
12/31/2008                          N/A7.903337
12/31/2009                          7.9039.3961656
12/31/2010                          9.39610.13910583
12/31/2011                          10.1399.60518302
12/31/2012                          9.60510.38419622
12/31/2013                          10.38411.68018535
12/31/2014                          11.68011.70516738
12/31/2015                          11.70511.39315307
1.75%
12/31/2009                          N/A9.38864
12/31/2010                          9.38810.125811
12/31/2011                          10.1259.5882830
12/31/2012                          9.58810.3602440
12/31/2013                          10.36011.6471968
12/31/2014                          11.64711.6661895
12/31/2015                          11.66611.3491467
1.80%
12/31/2008                          N/A7.898681
12/31/2009                          7.8989.3802077
12/31/2010                          9.38010.1122389
12/31/2011                          10.1129.5702320
12/31/2012                          9.57010.3352270
12/31/2013                          10.33511.6141912
12/31/2014                          11.61411.6281695
12/31/2015                          11.62811.3061332
1.95%
12/31/2008                          N/A7.89034
12/31/2009                          7.8909.3561818
12/31/2010                          9.35610.0714912
12/31/2011                          10.0719.5187554
12/31/2012                          9.51810.2637942
12/31/2013                          10.26311.5167484
12/31/2014                          11.51611.5126371
12/31/2015                          11.51211.1765322
2.05%
12/31/2008                          N/A7.885920
12/31/2009                          7.8859.3411768
12/31/2010                          9.34110.0441908
12/31/2011                          10.0449.4831797
12/31/2012                          9.48310.2151779
12/31/2013                          10.21511.4511294
12/31/2014                          11.45111.4351091
12/31/2015                          11.43511.091867
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
62

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2008                          N/A7.882800
12/31/2009                          7.8829.3331699
12/31/2010                          9.33310.0312090
12/31/2011                          10.0319.4652327
12/31/2012                          9.46510.1912499
12/31/2013                          10.19111.4182305
12/31/2014                          11.41811.3972040
12/31/2015                          11.39711.0481201
2.15%
12/31/2008                          N/A7.88053
12/31/2009                          7.8809.32568
12/31/2010                          9.32510.01874
12/31/2011                          10.0189.44858
12/31/2012                          9.44810.16860
12/31/2013                          10.16811.38653
12/31/2014                          11.38611.35952
12/31/2015                          11.35911.00645
2.20%
12/31/2008                          N/A7.8771133
12/31/2009                          7.8779.3172993
12/31/2010                          9.31710.0043212
12/31/2011                          10.0049.4313080
12/31/2012                          9.43110.1443028
12/31/2013                          10.14411.3542872
12/31/2014                          11.35411.3212614
12/31/2015                          11.32110.9642408
2.25%
12/31/2008                          N/A7.874411
12/31/2009                          7.8749.3101347
12/31/2010                          9.3109.9911425
12/31/2011                          9.9919.4141681
12/31/2012                          9.41410.1201677
12/31/2013                          10.12011.3211465
12/31/2014                          11.32111.2831281
12/31/2015                          11.28310.9221310
2.30%
12/31/2009                          N/A9.30242
12/31/2010                          9.3029.97848
12/31/2011                          9.9789.39641
12/31/2012                          9.39610.0978
12/31/2013                          10.09711.2897
12/31/2014                          11.28911.2466
12/31/2015                          11.24610.8806
2.35%
12/31/2008                          N/A7.8691572
12/31/2009                          7.8699.2947831
12/31/2010                          9.2949.9648298
12/31/2011                          9.9649.3798696
12/31/2012                          9.37910.0738412
12/31/2013                          10.07311.2577798
12/31/2014                          11.25711.2086938
12/31/2015                          11.20810.8386263

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2008                          N/A7.866234
12/31/2009                          7.8669.286809
12/31/2010                          9.2869.9511028
12/31/2011                          9.9519.362766
12/31/2012                          9.36210.049925
12/31/2013                          10.04911.225738
12/31/2014                          11.22511.171689
12/31/2015                          11.17110.797600
2.45%
12/31/2008                          N/A7.864924
12/31/2009                          7.8649.2781416
12/31/2010                          9.2789.9381515
12/31/2011                          9.9389.3451520
12/31/2012                          9.34510.0261494
12/31/2013                          10.02611.1941428
12/31/2014                          11.19411.1341231
12/31/2015                          11.13410.7561105
2.50%
12/31/2008                          N/A7.861779
12/31/2009                          7.8619.2716283
12/31/2010                          9.2719.9247202
12/31/2011                          9.9249.3287321
12/31/2012                          9.32810.0037083
12/31/2013                          10.00311.1626585
12/31/2014                          11.16211.0975635
12/31/2015                          11.09710.7144969
2.55%
12/31/2008                          N/A7.858164
12/31/2009                          7.8589.263514
12/31/2010                          9.2639.911514
12/31/2011                          9.9119.310617
12/31/2012                          9.3109.979582
12/31/2013                          9.97911.130549
12/31/2014                          11.13011.060515
12/31/2015                          11.06010.673466
2.60%
12/31/2008                          N/A7.856892
12/31/2009                          7.8569.2554588
12/31/2010                          9.2559.8984770
12/31/2011                          9.8989.2934749
12/31/2012                          9.2939.9564554
12/31/2013                          9.95611.0994154
12/31/2014                          11.09911.0234099
12/31/2015                          11.02310.6333776
2.65%
12/31/2008                          N/A7.853488
12/31/2009                          7.8539.2482606
12/31/2010                          9.2489.8852959
12/31/2011                          9.8859.2763022
12/31/2012                          9.2769.9333120
12/31/2013                          9.93311.0672846
12/31/2014                          11.06710.9862483
12/31/2015                          10.98610.5922169
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
63

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2008                          N/A7.851122
12/31/2009                          7.8519.240233
12/31/2010                          9.2409.871269
12/31/2011                          9.8719.259318
12/31/2012                          9.2599.910280
12/31/2013                          9.91011.036283
12/31/2014                          11.03610.950272
12/31/2015                          10.95010.551243
2.75%
12/31/2008                          N/A7.848173
12/31/2009                          7.8489.2322924
12/31/2010                          9.2329.8583216
12/31/2011                          9.8589.2422948
12/31/2012                          9.2429.8862848
12/31/2013                          9.88611.0052778
12/31/2014                          11.00510.9132813
12/31/2015                          10.91310.5112500
2.80%
12/31/2008                          N/A7.845169
12/31/2009                          7.8459.2241646
12/31/2010                          9.2249.8451798
12/31/2011                          9.8459.2251833
12/31/2012                          9.2259.8631840
12/31/2013                          9.86310.9741706
12/31/2014                          10.97410.8771510
12/31/2015                          10.87710.4711345
2.85%
12/31/2008                          N/A7.84358
12/31/2009                          7.8439.217213
12/31/2010                          9.2179.832215
12/31/2011                          9.8329.209196
12/31/2012                          9.2099.840198
12/31/2013                          9.84010.942215
12/31/2014                          10.94210.840220
12/31/2015                          10.84010.430198
2.90%
12/31/2008                          N/A7.84076
12/31/2009                          7.8409.209909
12/31/2010                          9.2099.8191127
12/31/2011                          9.8199.1921095
12/31/2012                          9.1929.8171133
12/31/2013                          9.81710.9111297
12/31/2014                          10.91110.8041200
12/31/2015                          10.80410.3901031
2.95%
12/31/2008                          N/A7.83752
12/31/2009                          7.8379.201459
12/31/2010                          9.2019.806515
12/31/2011                          9.8069.175475
12/31/2012                          9.1759.794451
12/31/2013                          9.79410.881388
12/31/2014                          10.88110.768383
12/31/2015                          10.76810.351375

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008                          N/A7.83566
12/31/2009                          7.8359.19443
12/31/2010                          9.1949.79384
12/31/2011                          9.7939.15866
12/31/2012                          9.1589.77237
12/31/2013                          9.77210.85041
12/31/2014                          10.85010.732161
12/31/2015                          10.73210.31198
3.05%
12/31/2009                          N/A9.186731
12/31/2010                          9.1869.780802
12/31/2011                          9.7809.141739
12/31/2012                          9.1419.749735
12/31/2013                          9.74910.819675
12/31/2014                          10.81910.697683
12/31/2015                          10.69710.272591
3.10%
12/31/2009                          N/A9.178115
12/31/2010                          9.1789.767156
12/31/2011                          9.7679.124129
12/31/2012                          9.1249.726134
12/31/2013                          9.72610.788138
12/31/2014                          10.78810.661128
12/31/2015                          10.66110.232125
3.15%
12/31/2009                          N/A9.17112
12/31/2010                          9.1719.75318
12/31/2011                          9.7539.10825
12/31/2012                          9.1089.70318
12/31/2013                          9.70310.75840
12/31/2014                          10.75810.62676
12/31/2015                          10.62610.193102
3.20%
12/31/2013                          N/A25.8350
12/31/2014                          25.83525.5053
12/31/2015                          25.50524.4545
3.25%
12/31/2013                          N/A25.5540
12/31/2014                          25.55425.2150
12/31/2015                          25.21524.1640
3.30%
12/31/2013                          N/A10.6670
12/31/2014                          10.66710.52018
12/31/2015                          10.52010.07627
3.35%
12/31/2013                          N/A25.0010
12/31/2014                          25.00124.6456
12/31/2015                          24.64523.5945
3.40%
12/31/2013                          N/A24.7290
12/31/2014                          24.72924.3640
12/31/2015                          24.36423.3140

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
64

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Davis VA Financial Portfolio
1.65%
12/31/2007                          N/A15.5229
12/31/2008                          15.5228.18918
12/31/2009                          8.18911.37213
12/31/2010                          11.37212.4273
12/31/2011                          12.42711.2513
12/31/2012                          11.25113.1502
12/31/2013                          13.15016.9781
12/31/2014                          16.97818.8460
12/31/2015                          18.84618.9090
1.70%
12/31/2007                          N/A15.46048
12/31/2008                          15.4608.15272
12/31/2009                          8.15211.31531
12/31/2010                          11.31512.35929
12/31/2011                          12.35911.18525
12/31/2012                          11.18513.06522
12/31/2013                          13.06516.86018
12/31/2014                          16.86018.70617
12/31/2015                          18.70618.75917
1.75%
12/31/2009                          N/A11.2500
12/31/2010                          11.25012.2820
12/31/2011                          12.28211.1090
12/31/2012                          11.10912.9710
12/31/2013                          12.97116.7300
12/31/2014                          16.73018.5520
12/31/2015                          18.55218.5960
1.80%
12/31/2008                          N/A8.08053
12/31/2009                          8.08011.204123
12/31/2010                          11.20412.22589
12/31/2011                          12.22511.05274
12/31/2012                          11.05212.89762
12/31/2013                          12.89716.62752
12/31/2014                          16.62718.42931
12/31/2015                          18.42918.46327
1.95%
12/31/2007                          N/A15.15722
12/31/2008                          15.1577.97229
12/31/2009                          7.97211.03869
12/31/2010                          11.03812.02661
12/31/2011                          12.02610.85654
12/31/2012                          10.85612.65049
12/31/2013                          12.65016.28338
12/31/2014                          16.28318.02131
12/31/2015                          18.02118.02720
2.05%
12/31/2008                          N/A7.90221
12/31/2009                          7.90210.92928
12/31/2010                          10.92911.89622
12/31/2011                          11.89610.72717
12/31/2012                          10.72712.48714
12/31/2013                          12.48716.05811
12/31/2014                          16.05817.7546
12/31/2015                          17.75417.7426

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007                          N/A14.9780
12/31/2008                          14.9787.86692
12/31/2009                          7.86610.875184
12/31/2010                          10.87511.831188
12/31/2011                          11.83110.664115
12/31/2012                          10.66412.40799
12/31/2013                          12.40715.94784
12/31/2014                          15.94717.62259
12/31/2015                          17.62217.60157
2.15%
12/31/2008                          N/A7.8310
12/31/2009                          7.83110.82110
12/31/2010                          10.82111.7671
12/31/2011                          11.76710.6000
12/31/2012                          10.60012.3270
12/31/2013                          12.32715.8360
12/31/2014                          15.83617.4900
12/31/2015                          17.49017.4620
2.20%
12/31/2007                          N/A14.8600
12/31/2008                          14.8607.797103
12/31/2009                          7.79710.768189
12/31/2010                          10.76811.702183
12/31/2011                          11.70210.537172
12/31/2012                          10.53712.247161
12/31/2013                          12.24715.726139
12/31/2014                          15.72617.360117
12/31/2015                          17.36017.323105
2.25%
12/31/2007                          N/A14.8010
12/31/2008                          14.8017.76235
12/31/2009                          7.76210.71485
12/31/2010                          10.71411.63981
12/31/2011                          11.63910.47570
12/31/2012                          10.47512.16863
12/31/2013                          12.16815.61751
12/31/2014                          15.61717.23141
12/31/2015                          17.23117.18633
2.30%
12/31/2009                          N/A10.6611
12/31/2010                          10.66111.5751
12/31/2011                          11.57510.4120
12/31/2012                          10.41212.0900
12/31/2013                          12.09015.5090
12/31/2014                          15.50917.1030
12/31/2015                          17.10317.0490
2.35%
12/31/2007                          N/A14.6840
12/31/2008                          14.6847.693143
12/31/2009                          7.69310.608210
12/31/2010                          10.60811.512209
12/31/2011                          11.51210.351199
12/31/2012                          10.35112.012185
12/31/2013                          12.01215.401158
12/31/2014                          15.40116.976129
12/31/2015                          16.97616.914105
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
65

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007                          N/A14.6260
12/31/2008                          14.6267.65977
12/31/2009                          7.65910.55694
12/31/2010                          10.55611.44986
12/31/2011                          11.44910.28982
12/31/2012                          10.28911.93574
12/31/2013                          11.93515.29466
12/31/2014                          15.29416.85056
12/31/2015                          16.85016.78052
2.45%
12/31/2007                          N/A14.5690
12/31/2008                          14.5697.62433
12/31/2009                          7.62410.50459
12/31/2010                          10.50411.38772
12/31/2011                          11.38710.22866
12/31/2012                          10.22811.85855
12/31/2013                          11.85815.18841
12/31/2014                          15.18816.72433
12/31/2015                          16.72416.64729
2.50%
12/31/2007                          N/A14.5110
12/31/2008                          14.5117.59185
12/31/2009                          7.59110.452118
12/31/2010                          10.45211.325111
12/31/2011                          11.32510.167112
12/31/2012                          10.16711.781112
12/31/2013                          11.78115.08397
12/31/2014                          15.08316.60078
12/31/2015                          16.60016.51570
2.55%
12/31/2007                          N/A14.4540
12/31/2008                          14.4547.55751
12/31/2009                          7.55710.40082
12/31/2010                          10.40011.26379
12/31/2011                          11.26310.10773
12/31/2012                          10.10711.70668
12/31/2013                          11.70614.97859
12/31/2014                          14.97816.47740
12/31/2015                          16.47716.38435
2.60%
12/31/2007                          N/A14.3960
12/31/2008                          14.3967.52339
12/31/2009                          7.52310.34951
12/31/2010                          10.34911.20246
12/31/2011                          11.20210.04737
12/31/2012                          10.04711.63031
12/31/2013                          11.63014.87429
12/31/2014                          14.87416.35426
12/31/2015                          16.35416.25420

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007                          N/A14.3400
12/31/2008                          14.3407.49063
12/31/2009                          7.49010.29773
12/31/2010                          10.29711.14198
12/31/2011                          11.1419.98793
12/31/2012                          9.98711.55586
12/31/2013                          11.55514.77180
12/31/2014                          14.77116.23369
12/31/2015                          16.23316.12564
2.70%
12/31/2007                          N/A14.2830
12/31/2008                          14.2837.45617
12/31/2009                          7.45610.24623
12/31/2010                          10.24611.08011
12/31/2011                          11.0809.92813
12/31/2012                          9.92811.48123
12/31/2013                          11.48114.66827
12/31/2014                          14.66816.11228
12/31/2015                          16.11215.99718
2.75%
12/31/2007                          N/A14.2260
12/31/2008                          14.2267.42316
12/31/2009                          7.42310.19618
12/31/2010                          10.19611.02014
12/31/2011                          11.0209.8698
12/31/2012                          9.86911.4076
12/31/2013                          11.40714.5678
12/31/2014                          14.56715.99213
12/31/2015                          15.99215.87011
2.80%
12/31/2007                          N/A14.1700
12/31/2008                          14.1707.39029
12/31/2009                          7.39010.14521
12/31/2010                          10.14510.96010
12/31/2011                          10.9609.81010
12/31/2012                          9.81011.33321
12/31/2013                          11.33314.46536
12/31/2014                          14.46515.87325
12/31/2015                          15.87315.74412
2.85%
12/31/2007                          N/A14.1140
12/31/2008                          14.1147.3574
12/31/2009                          7.35710.09513
12/31/2010                          10.09510.90015
12/31/2011                          10.9009.75212
12/31/2012                          9.75211.26012
12/31/2013                          11.26014.36513
12/31/2014                          14.36515.75517
12/31/2015                          15.75515.61912
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
66

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007                          N/A14.0580
12/31/2008                          14.0587.32410
12/31/2009                          7.32410.04517
12/31/2010                          10.04510.84115
12/31/2011                          10.8419.6946
12/31/2012                          9.69411.1886
12/31/2013                          11.18814.2657
12/31/2014                          14.26515.63817
12/31/2015                          15.63815.49519
2.95%
12/31/2007                          N/A14.0030
12/31/2008                          14.0037.2922
12/31/2009                          7.2929.9956
12/31/2010                          9.99510.7824
12/31/2011                          10.7829.6365
12/31/2012                          9.63611.1168
12/31/2013                          11.11614.16615
12/31/2014                          14.16615.5229
12/31/2015                          15.52215.37310
3.00%
12/31/2008                          N/A7.2590
12/31/2009                          7.2599.9460
12/31/2010                          9.94610.7230
12/31/2011                          10.7239.5790
12/31/2012                          9.57911.0440
12/31/2013                          11.04414.0680
12/31/2014                          14.06815.4060
12/31/2015                          15.40615.2511
3.05%
12/31/2009                          N/A9.8966
12/31/2010                          9.89610.6650
12/31/2011                          10.6659.5220
12/31/2012                          9.52210.9730
12/31/2013                          10.97313.9706
12/31/2014                          13.97015.29214
12/31/2015                          15.29215.13014
3.10%
12/31/2009                          N/A9.8470
12/31/2010                          9.84710.6070
12/31/2011                          10.6079.4650
12/31/2012                          9.46510.9020
12/31/2013                          10.90213.8730
12/31/2014                          13.87315.1780
12/31/2015                          15.17815.0100
3.15%
12/31/2009                          N/A9.7990
12/31/2010                          9.79910.5490
12/31/2011                          10.5499.4090
12/31/2012                          9.40910.8320
12/31/2013                          10.83213.7772
12/31/2014                          13.77715.0654
12/31/2015                          15.06514.8914
3.20%
12/31/2013                          N/A13.0930
12/31/2014                          13.09314.3101
12/31/2015                          14.31014.1371

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013                          N/A12.9981
12/31/2014                          12.99814.1991
12/31/2015                          14.19914.0201
3.30%
12/31/2013                          N/A10.7980
12/31/2014                          10.79811.7900
12/31/2015                          11.79011.6361
3.35%
12/31/2013                          N/A12.8110
12/31/2014                          12.81113.9800
12/31/2015                          13.98013.7910
3.40%
12/31/2013                          N/A12.7180
12/31/2014                          12.71813.8720
12/31/2015                          13.87213.6770
Fidelity VIP FundsManager 50% Portfolio
1.65%
12/31/2011                          N/A10.627142
12/31/2012                          10.62711.510186
12/31/2013                          11.51012.982184
12/31/2014                          12.98213.401233
12/31/2015                          13.40113.180208
1.70%
12/31/2011                          N/A10.596223
12/31/2012                          10.59611.472269
12/31/2013                          11.47212.932350
12/31/2014                          12.93213.343350
12/31/2015                          13.34313.116325
1.75%
12/31/2011                          N/A10.5660
12/31/2012                          10.56611.4330
12/31/2013                          11.43312.8821
12/31/2014                          12.88213.2851
12/31/2015                          13.28513.0522
1.80%
12/31/2011                          N/A10.5362
12/31/2012                          10.53611.3952
12/31/2013                          11.39512.8320
12/31/2014                          12.83213.2272
12/31/2015                          13.22712.9890
1.95%
12/31/2011                          N/A10.44641
12/31/2012                          10.44611.28042
12/31/2013                          11.28012.68446
12/31/2014                          12.68413.05548
12/31/2015                          13.05512.80143
2.05%
12/31/2011                          N/A10.3877
12/31/2012                          10.38711.2058
12/31/2013                          11.20512.5877
12/31/2014                          12.58712.9427
12/31/2015                          12.94212.6773
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
67

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2011                          N/A10.3570
12/31/2012                          10.35711.1671
12/31/2013                          11.16712.5382
12/31/2014                          12.53812.8855
12/31/2015                          12.88512.6154
2.15%
12/31/2011                          N/A10.3270
12/31/2012                          10.32711.1300
12/31/2013                          11.13012.4900
12/31/2014                          12.49012.8290
12/31/2015                          12.82912.5540
2.20%
12/31/2011                          N/A10.2980
12/31/2012                          10.29811.0920
12/31/2013                          11.09212.4427
12/31/2014                          12.44212.77413
12/31/2015                          12.77412.49319
2.25%
12/31/2011                          N/A10.2680
12/31/2012                          10.26811.05516
12/31/2013                          11.05512.39425
12/31/2014                          12.39412.71818
12/31/2015                          12.71812.43320
2.30%
12/31/2011                          N/A10.2391
12/31/2012                          10.23911.0181
12/31/2013                          11.01812.3460
12/31/2014                          12.34612.6630
12/31/2015                          12.66312.3720
2.35%
12/31/2011                          N/A10.21014
12/31/2012                          10.21010.98130
12/31/2013                          10.98112.29829
12/31/2014                          12.29812.60729
12/31/2015                          12.60712.31238
2.40%
12/31/2011                          N/A10.1810
12/31/2012                          10.18110.9440
12/31/2013                          10.94412.2510
12/31/2014                          12.25112.5532
12/31/2015                          12.55312.25312
2.45%
12/31/2011                          N/A10.1529
12/31/2012                          10.15210.9079
12/31/2013                          10.90712.2048
12/31/2014                          12.20412.49813
12/31/2015                          12.49812.19313
2.50%
12/31/2011                          N/A10.12346
12/31/2012                          10.12310.87150
12/31/2013                          10.87112.15729
12/31/2014                          12.15712.44413
12/31/2015                          12.44412.13419

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2011                          N/A10.0940
12/31/2012                          10.09410.8344
12/31/2013                          10.83412.1103
12/31/2014                          12.11012.3893
12/31/2015                          12.38912.0753
2.60%
12/31/2011                          N/A10.06511
12/31/2012                          10.06510.7989
12/31/2013                          10.79812.06327
12/31/2014                          12.06312.33514
12/31/2015                          12.33512.01711
2.65%
12/31/2011                          N/A10.0362
12/31/2012                          10.03610.7626
12/31/2013                          10.76212.0176
12/31/2014                          12.01712.28214
12/31/2015                          12.28211.95816
2.70%
12/31/2011                          N/A10.0080
12/31/2012                          10.00810.7260
12/31/2013                          10.72611.9703
12/31/2014                          11.97012.2283
12/31/2015                          12.22811.9003
2.75%
12/31/2011                          N/A9.9793
12/31/2012                          9.97910.6908
12/31/2013                          10.69011.9241
12/31/2014                          11.92412.17512
12/31/2015                          12.17511.84311
2.80%
12/31/2011                          N/A9.9500
12/31/2012                          9.95010.6541
12/31/2013                          10.65411.8781
12/31/2014                          11.87812.1221
12/31/2015                          12.12211.7851
2.85%
12/31/2011                          N/A9.9220
12/31/2012                          9.92210.6180
12/31/2013                          10.61811.8320
12/31/2014                          11.83212.0690
12/31/2015                          12.06911.7280
2.90%
12/31/2011                          N/A9.8940
12/31/2012                          9.89410.5820
12/31/2013                          10.58211.7873
12/31/2014                          11.78712.0170
12/31/2015                          12.01711.6710
2.95%
12/31/2011                          N/A9.8650
12/31/2012                          9.86510.5470
12/31/2013                          10.54711.7410
12/31/2014                          11.74111.9640
12/31/2015                          11.96411.6151
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
68

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2011                          N/A9.8370
12/31/2012                          9.83710.5110
12/31/2013                          10.51111.6960
12/31/2014                          11.69611.9120
12/31/2015                          11.91211.5580
3.05%
12/31/2011                          N/A9.8090
12/31/2012                          9.80910.4762
12/31/2013                          10.47611.6518
12/31/2014                          11.65111.8617
12/31/2015                          11.86111.50213
3.10%
12/31/2011                          N/A9.7810
12/31/2012                          9.78110.4410
12/31/2013                          10.44111.6060
12/31/2014                          11.60611.8090
12/31/2015                          11.80911.4460
3.15%
12/31/2011                          N/A9.7530
12/31/2012                          9.75310.4060
12/31/2013                          10.40611.5610
12/31/2014                          11.56111.7580
12/31/2015                          11.75811.3910
3.20%
12/31/2013                          N/A11.5110
12/31/2014                          11.51111.7000
12/31/2015                          11.70011.3300
3.25%
12/31/2013                          N/A11.4660
12/31/2014                          11.46611.6490
12/31/2015                          11.64911.2750
3.30%
12/31/2013                          N/A11.4280
12/31/2014                          11.42811.6050
12/31/2015                          11.60511.2260
3.35%
12/31/2013                          N/A11.3780
12/31/2014                          11.37811.5480
12/31/2015                          11.54811.1650
3.40%
12/31/2013                          N/A11.3340
12/31/2014                          11.33411.4970
12/31/2015                          11.49711.1110
Fidelity VIP FundsManager 60% Portfolio
1.65%
12/31/2011                          N/A9.586826
12/31/2012                          9.58610.5091054
12/31/2013                          10.50912.2381209
12/31/2014                          12.23812.671995
12/31/2015                          12.67112.497908
1.70%
12/31/2011                          N/A9.565660
12/31/2012                          9.56510.481762
12/31/2013                          10.48112.199934
12/31/2014                          12.19912.624807
12/31/2015                          12.62412.445726

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2011                          N/A9.54463
12/31/2012                          9.54410.45323
12/31/2013                          10.45312.16025
12/31/2014                          12.16012.578194
12/31/2015                          12.57812.393158
1.80%
12/31/2011                          N/A9.5230
12/31/2012                          9.52310.4255
12/31/2013                          10.42512.1226
12/31/2014                          12.12212.5325
12/31/2015                          12.53212.3412
1.95%
12/31/2011                          N/A9.461137
12/31/2012                          9.46110.341161
12/31/2013                          10.34112.007233
12/31/2014                          12.00712.394186
12/31/2015                          12.39412.188168
2.05%
12/31/2011                          N/A9.42024
12/31/2012                          9.42010.28623
12/31/2013                          10.28611.93038
12/31/2014                          11.93012.30328
12/31/2015                          12.30312.08614
2.10%
12/31/2011                          N/A9.3991
12/31/2012                          9.39910.25817
12/31/2013                          10.25811.8932
12/31/2014                          11.89312.2581
12/31/2015                          12.25812.03624
2.15%
12/31/2011                          N/A9.3790
12/31/2012                          9.37910.2310
12/31/2013                          10.23111.8550
12/31/2014                          11.85512.2130
12/31/2015                          12.21311.9850
2.20%
12/31/2011                          N/A9.3587
12/31/2012                          9.35810.2037
12/31/2013                          10.20311.81732
12/31/2014                          11.81712.16826
12/31/2015                          12.16811.93547
2.25%
12/31/2011                          N/A9.33841
12/31/2012                          9.33810.1760
12/31/2013                          10.17611.78052
12/31/2014                          11.78012.12358
12/31/2015                          12.12311.885108
2.30%
12/31/2011                          N/A9.3180
12/31/2012                          9.31810.1490
12/31/2013                          10.14911.7420
12/31/2014                          11.74212.0790
12/31/2015                          12.07911.8360
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
69

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2011                          N/A9.29759
12/31/2012                          9.29710.122130
12/31/2013                          10.12211.705221
12/31/2014                          11.70512.034215
12/31/2015                          12.03411.786283
2.40%
12/31/2011                          N/A9.2776
12/31/2012                          9.27710.0946
12/31/2013                          10.09411.66810
12/31/2014                          11.66811.99010
12/31/2015                          11.99011.73721
2.45%
12/31/2011                          N/A9.2575
12/31/2012                          9.25710.06715
12/31/2013                          10.06711.63117
12/31/2014                          11.63111.94611
12/31/2015                          11.94611.68813
2.50%
12/31/2011                          N/A9.23718
12/31/2012                          9.23710.04077
12/31/2013                          10.04011.594116
12/31/2014                          11.59411.902138
12/31/2015                          11.90211.639208
2.55%
12/31/2011                          N/A9.2170
12/31/2012                          9.21710.0140
12/31/2013                          10.01411.5572
12/31/2014                          11.55711.8582
12/31/2015                          11.85811.5914
2.60%
12/31/2011                          N/A9.19710
12/31/2012                          9.1979.9874
12/31/2013                          9.98711.52015
12/31/2014                          11.52011.81531
12/31/2015                          11.81511.54335
2.65%
12/31/2011                          N/A9.17716
12/31/2012                          9.1779.96022
12/31/2013                          9.96011.48351
12/31/2014                          11.48311.77163
12/31/2015                          11.77111.49490
2.70%
12/31/2011                          N/A9.1570
12/31/2012                          9.1579.9336
12/31/2013                          9.93311.4472
12/31/2014                          11.44711.7282
12/31/2015                          11.72811.4463
2.75%
12/31/2011                          N/A9.13726
12/31/2012                          9.1379.90712
12/31/2013                          9.90711.41156
12/31/2014                          11.41111.68560
12/31/2015                          11.68511.39939

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2011                          N/A9.11711
12/31/2012                          9.1179.88014
12/31/2013                          9.88011.37440
12/31/2014                          11.37411.64260
12/31/2015                          11.64211.35166
2.85%
12/31/2011                          N/A9.09714
12/31/2012                          9.0979.85414
12/31/2013                          9.85411.33813
12/31/2014                          11.33811.59915
12/31/2015                          11.59911.30414
2.90%
12/31/2011                          N/A9.0770
12/31/2012                          9.0779.8270
12/31/2013                          9.82711.30210
12/31/2014                          11.30211.5575
12/31/2015                          11.55711.2565
2.95%
12/31/2011                          N/A9.0579
12/31/2012                          9.0579.8014
12/31/2013                          9.80111.2667
12/31/2014                          11.26611.5146
12/31/2015                          11.51411.2094
3.00%
12/31/2011                          N/A9.0380
12/31/2012                          9.0389.7750
12/31/2013                          9.77511.2300
12/31/2014                          11.23011.47212
12/31/2015                          11.47211.16312
3.05%
12/31/2011                          N/A9.0187
12/31/2012                          9.0189.7488
12/31/2013                          9.74811.19515
12/31/2014                          11.19511.4304
12/31/2015                          11.43011.11612
3.10%
12/31/2011                          N/A8.9984
12/31/2012                          8.9989.7222
12/31/2013                          9.72211.1592
12/31/2014                          11.15911.3881
12/31/2015                          11.38811.0700
3.15%
12/31/2011                          N/A8.9790
12/31/2012                          8.9799.6960
12/31/2013                          9.69611.1240
12/31/2014                          11.12411.3460
12/31/2015                          11.34611.0231
3.20%
12/31/2013                          N/A11.0830
12/31/2014                          11.08311.2980
12/31/2015                          11.29810.9720
3.25%
12/31/2013                          N/A11.0470
12/31/2014                          11.04711.2560
12/31/2015                          11.25610.9260
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
70

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2013                          N/A11.0180
12/31/2014                          11.01811.2211
12/31/2015                          11.22110.8860
3.35%
12/31/2013                          N/A10.9770
12/31/2014                          10.97711.1740
12/31/2015                          11.17410.8350
3.40%
12/31/2013                          N/A10.9420
12/31/2014                          10.94211.1320
12/31/2015                          11.13210.7890
Franklin Founding Funds Allocation VIP Fund
1.65%
12/31/2007                          N/A9.235326
12/31/2008                          9.2355.825641
12/31/2009                          5.8257.463237
12/31/2010                          7.4638.093115
12/31/2011                          8.0937.839230
12/31/2012                          7.8398.892228
12/31/2013                          8.89210.825158
12/31/2014                          10.82510.951124
12/31/2015                          10.95110.103118
1.70%
12/31/2007                          N/A9.232353
12/31/2008                          9.2325.821576
12/31/2009                          5.8217.454294
12/31/2010                          7.4548.079344
12/31/2011                          8.0797.821372
12/31/2012                          7.8218.867341
12/31/2013                          8.86710.790251
12/31/2014                          10.79010.910199
12/31/2015                          10.91010.060191
1.75%
12/31/2009                          N/A7.4440
12/31/2010                          7.4448.0655
12/31/2011                          8.0657.8043
12/31/2012                          7.8048.8432
12/31/2013                          8.84310.7551
12/31/2014                          10.75510.8701
12/31/2015                          10.87010.0171
1.80%
12/31/2008                          N/A5.812415
12/31/2009                          5.8127.435682
12/31/2010                          7.4358.051660
12/31/2011                          8.0517.786624
12/31/2012                          7.7868.819569
12/31/2013                          8.81910.720426
12/31/2014                          10.72010.829382
12/31/2015                          10.8299.975299

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007                          N/A9.22158
12/31/2008                          9.2215.79993
12/31/2009                          5.7997.407178
12/31/2010                          7.4078.009224
12/31/2011                          8.0097.733214
12/31/2012                          7.7338.746204
12/31/2013                          8.74610.616167
12/31/2014                          10.61610.707133
12/31/2015                          10.7079.84887
2.05%
12/31/2008                          N/A5.790172
12/31/2009                          5.7907.389446
12/31/2010                          7.3897.981249
12/31/2011                          7.9817.699224
12/31/2012                          7.6998.698209
12/31/2013                          8.69810.547135
12/31/2014                          10.54710.627110
12/31/2015                          10.6279.76585
2.10%
12/31/2007                          N/A9.2140
12/31/2008                          9.2145.7861049
12/31/2009                          5.7867.3801312
12/31/2010                          7.3807.9671298
12/31/2011                          7.9677.6821211
12/31/2012                          7.6828.6741178
12/31/2013                          8.67410.513947
12/31/2014                          10.51310.588836
12/31/2015                          10.5889.724683
2.15%
12/31/2008                          N/A5.78124
12/31/2009                          5.7817.37048
12/31/2010                          7.3707.95326
12/31/2011                          7.9537.66417
12/31/2012                          7.6648.65016
12/31/2013                          8.65010.47910
12/31/2014                          10.47910.5489
12/31/2015                          10.5489.6828
2.20%
12/31/2007                          N/A9.2090
12/31/2008                          9.2095.7771583
12/31/2009                          5.7777.3612179
12/31/2010                          7.3617.9392142
12/31/2011                          7.9397.6472159
12/31/2012                          7.6478.6261878
12/31/2013                          8.62610.4451713
12/31/2014                          10.44510.5081424
12/31/2015                          10.5089.6411300
2.25%
12/31/2007                          N/A9.2070
12/31/2008                          9.2075.773809
12/31/2009                          5.7737.352979
12/31/2010                          7.3527.9251036
12/31/2011                          7.9257.6301025
12/31/2012                          7.6308.603961
12/31/2013                          8.60310.411758
12/31/2014                          10.41110.470660
12/31/2015                          10.4709.601615
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
71

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009                          N/A7.3423
12/31/2010                          7.3427.9110
12/31/2011                          7.9117.6130
12/31/2012                          7.6138.5790
12/31/2013                          8.57910.3770
12/31/2014                          10.37710.4300
12/31/2015                          10.4309.5590
2.35%
12/31/2007                          N/A9.2020
12/31/2008                          9.2025.7642248
12/31/2009                          5.7647.3333057
12/31/2010                          7.3337.8972869
12/31/2011                          7.8977.5962707
12/31/2012                          7.5968.5562535
12/31/2013                          8.55610.3432120
12/31/2014                          10.34310.3911851
12/31/2015                          10.3919.5191700
2.40%
12/31/2007                          N/A9.2000
12/31/2008                          9.2005.760853
12/31/2009                          5.7607.3251339
12/31/2010                          7.3257.8841015
12/31/2011                          7.8847.579967
12/31/2012                          7.5798.533942
12/31/2013                          8.53310.310792
12/31/2014                          10.31010.352654
12/31/2015                          10.3529.479560
2.45%
12/31/2007                          N/A9.1980
12/31/2008                          9.1985.7551287
12/31/2009                          5.7557.3151301
12/31/2010                          7.3157.8701188
12/31/2011                          7.8707.5611087
12/31/2012                          7.5618.509986
12/31/2013                          8.50910.276865
12/31/2014                          10.27610.313810
12/31/2015                          10.3139.438656
2.50%
12/31/2007                          N/A9.1950
12/31/2008                          9.1955.7511436
12/31/2009                          5.7517.3061944
12/31/2010                          7.3067.8561770
12/31/2011                          7.8567.5441636
12/31/2012                          7.5448.4851470
12/31/2013                          8.48510.2431277
12/31/2014                          10.24310.2741138
12/31/2015                          10.2749.3981025
2.55%
12/31/2007                          N/A9.1940
12/31/2008                          9.1945.747432
12/31/2009                          5.7477.297600
12/31/2010                          7.2977.843641
12/31/2011                          7.8437.528609
12/31/2012                          7.5288.462566
12/31/2013                          8.46210.210487
12/31/2014                          10.21010.237429
12/31/2015                          10.2379.359368

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A9.1910
12/31/2008                          9.1915.742750
12/31/2009                          5.7427.288855
12/31/2010                          7.2887.829833
12/31/2011                          7.8297.511678
12/31/2012                          7.5118.439628
12/31/2013                          8.43910.176666
12/31/2014                          10.17610.198833
12/31/2015                          10.1989.319806
2.65%
12/31/2007                          N/A9.1880
12/31/2008                          9.1885.738847
12/31/2009                          5.7387.2781105
12/31/2010                          7.2787.815942
12/31/2011                          7.8157.494771
12/31/2012                          7.4948.415742
12/31/2013                          8.41510.143624
12/31/2014                          10.14310.159486
12/31/2015                          10.1599.279396
2.70%
12/31/2007                          N/A9.1870
12/31/2008                          9.1875.734152
12/31/2009                          5.7347.270171
12/31/2010                          7.2707.802141
12/31/2011                          7.8027.477131
12/31/2012                          7.4778.393124
12/31/2013                          8.39310.111136
12/31/2014                          10.11110.12299
12/31/2015                          10.1229.24083
2.75%
12/31/2007                          N/A9.1840
12/31/2008                          9.1845.729198
12/31/2009                          5.7297.260195
12/31/2010                          7.2607.788195
12/31/2011                          7.7887.460187
12/31/2012                          7.4608.369160
12/31/2013                          8.36910.078215
12/31/2014                          10.07810.083363
12/31/2015                          10.0839.200295
2.80%
12/31/2007                          N/A9.1820
12/31/2008                          9.1825.725145
12/31/2009                          5.7257.251206
12/31/2010                          7.2517.774204
12/31/2011                          7.7747.443191
12/31/2012                          7.4438.346189
12/31/2013                          8.34610.045116
12/31/2014                          10.04510.04689
12/31/2015                          10.0469.16165
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
72

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A9.1800
12/31/2008                          9.1805.72194
12/31/2009                          5.7217.243170
12/31/2010                          7.2437.761142
12/31/2011                          7.7617.427132
12/31/2012                          7.4278.324102
12/31/2013                          8.32410.01385
12/31/2014                          10.01310.00994
12/31/2015                          10.0099.12392
2.90%
12/31/2007                          N/A9.1770
12/31/2008                          9.1775.717131
12/31/2009                          5.7177.233172
12/31/2010                          7.2337.747191
12/31/2011                          7.7477.410185
12/31/2012                          7.4108.300169
12/31/2013                          8.3009.980229
12/31/2014                          9.9809.971338
12/31/2015                          9.9719.084307
2.95%
12/31/2007                          N/A9.1750
12/31/2008                          9.1755.71286
12/31/2009                          5.7127.224163
12/31/2010                          7.2247.733168
12/31/2011                          7.7337.393174
12/31/2012                          7.3938.278173
12/31/2013                          8.2789.947168
12/31/2014                          9.9479.933111
12/31/2015                          9.9339.04589
3.00%
12/31/2008                          N/A5.70810
12/31/2009                          5.7087.2155
12/31/2010                          7.2157.72018
12/31/2011                          7.7207.37722
12/31/2012                          7.3778.2551
12/31/2013                          8.2559.91521
12/31/2014                          9.9159.89618
12/31/2015                          9.8969.00728
3.05%
12/31/2009                          N/A7.20630
12/31/2010                          7.2067.7060
12/31/2011                          7.7067.3600
12/31/2012                          7.3608.2320
12/31/2013                          8.2329.88348
12/31/2014                          9.8839.85968
12/31/2015                          9.8598.96992
3.10%
12/31/2009                          N/A7.1970
12/31/2010                          7.1977.6930
12/31/2011                          7.6937.3430
12/31/2012                          7.3438.2100
12/31/2013                          8.2109.8510
12/31/2014                          9.8519.8220
12/31/2015                          9.8228.9310

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009                          N/A7.1880
12/31/2010                          7.1887.6790
12/31/2011                          7.6797.3270
12/31/2012                          7.3278.1870
12/31/2013                          8.1879.819168
12/31/2014                          9.8199.785190
12/31/2015                          9.7858.893178
3.20%
12/31/2013                          N/A10.0855
12/31/2014                          10.08510.0468
12/31/2015                          10.0469.1258
3.25%
12/31/2013                          N/A10.0530
12/31/2014                          10.05310.0080
12/31/2015                          10.0089.0860
3.30%
12/31/2013                          N/A9.72311
12/31/2014                          9.7239.67610
12/31/2015                          9.6768.78010
3.35%
12/31/2013                          N/A9.98714
12/31/2014                          9.9879.93350
12/31/2015                          9.9339.00949
3.40%
12/31/2013                          N/A9.9550
12/31/2014                          9.9559.8961
12/31/2015                          9.8968.9711
Franklin Income VIP Fund
1.65%
12/31/2007                          N/A46.247257
12/31/2008                          46.24731.998283
12/31/2009                          31.99842.67731
12/31/2010                          42.67747.29960
12/31/2011                          47.29947.636297
12/31/2012                          47.63652.780757
12/31/2013                          52.78059.154806
12/31/2014                          59.15460.872822
12/31/2015                          60.87255.652718
1.70%
12/31/2007                          N/A45.811342
12/31/2008                          45.81131.680349
12/31/2009                          31.68042.23394
12/31/2010                          42.23346.782111
12/31/2011                          46.78247.092317
12/31/2012                          47.09252.152868
12/31/2013                          52.15258.4201047
12/31/2014                          58.42060.0871103
12/31/2015                          60.08754.907968
1.75%
12/31/2009                          N/A41.7840
12/31/2010                          41.78446.2622
12/31/2011                          46.26246.54616
12/31/2012                          46.54651.52035
12/31/2013                          51.52057.68438
12/31/2014                          57.68459.30029
12/31/2015                          59.30054.16119
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
73

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008                          N/A31.055343
12/31/2009                          31.05541.357571
12/31/2010                          41.35745.767613
12/31/2011                          45.76746.024664
12/31/2012                          46.02450.917713
12/31/2013                          50.91756.980737
12/31/2014                          56.98058.547778
12/31/2015                          58.54753.447784
1.95%
12/31/2007                          N/A43.69185
12/31/2008                          43.69130.13971
12/31/2009                          30.13940.07772
12/31/2010                          40.07744.284100
12/31/2011                          44.28444.467156
12/31/2012                          44.46749.120288
12/31/2013                          49.12054.887307
12/31/2014                          54.88756.312336
12/31/2015                          56.31251.329275
2.05%
12/31/2008                          N/A29.544140
12/31/2009                          29.54439.246283
12/31/2010                          39.24643.323286
12/31/2011                          43.32343.458329
12/31/2012                          43.45847.957359
12/31/2013                          47.95753.534369
12/31/2014                          53.53454.869371
12/31/2015                          54.86949.963355
2.10%
12/31/2007                          N/A42.4670
12/31/2008                          42.46729.250296
12/31/2009                          29.25038.837636
12/31/2010                          38.83742.850668
12/31/2011                          42.85042.962654
12/31/2012                          42.96247.386644
12/31/2013                          47.38652.870697
12/31/2014                          52.87054.161697
12/31/2015                          54.16149.295606
2.15%
12/31/2008                          N/A28.96015
12/31/2009                          28.96038.43314
12/31/2010                          38.43342.38215
12/31/2011                          42.38242.4725
12/31/2012                          42.47246.8225
12/31/2013                          46.82252.2156
12/31/2014                          52.21553.4639
12/31/2015                          53.46348.6359
2.20%
12/31/2007                          N/A41.6690
12/31/2008                          41.66928.672231
12/31/2009                          28.67238.032361
12/31/2010                          38.03241.919354
12/31/2011                          41.91941.987327
12/31/2012                          41.98746.265331
12/31/2013                          46.26551.567347
12/31/2014                          51.56752.774323
12/31/2015                          52.77447.984290

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007                          N/A41.2760
12/31/2008                          41.27628.388143
12/31/2009                          28.38837.636334
12/31/2010                          37.63641.462326
12/31/2011                          41.46241.508326
12/31/2012                          41.50845.714323
12/31/2013                          45.71450.928313
12/31/2014                          50.92852.093300
12/31/2015                          52.09347.341258
2.30%
12/31/2009                          N/A37.2442
12/31/2010                          37.24441.0090
12/31/2011                          41.00941.0342
12/31/2012                          41.03445.1708
12/31/2013                          45.17050.2967
12/31/2014                          50.29651.4210
12/31/2015                          51.42146.7070
2.35%
12/31/2007                          N/A40.5020
12/31/2008                          40.50227.827343
12/31/2009                          27.82736.855544
12/31/2010                          36.85540.561517
12/31/2011                          40.56140.566492
12/31/2012                          40.56644.632512
12/31/2013                          44.63249.673543
12/31/2014                          49.67350.758542
12/31/2015                          50.75846.082486
2.40%
12/31/2007                          N/A40.1200
12/31/2008                          40.12027.551128
12/31/2009                          27.55136.471312
12/31/2010                          36.47140.119284
12/31/2011                          40.11940.103270
12/31/2012                          40.10344.100256
12/31/2013                          44.10049.057257
12/31/2014                          49.05750.104254
12/31/2015                          50.10445.465233
2.45%
12/31/2007                          N/A39.7410
12/31/2008                          39.74127.277128
12/31/2009                          27.27736.091144
12/31/2010                          36.09139.681150
12/31/2011                          39.68139.646136
12/31/2012                          39.64643.575122
12/31/2013                          43.57548.448123
12/31/2014                          48.44849.458100
12/31/2015                          49.45844.85693
2.50%
12/31/2007                          N/A39.3670
12/31/2008                          39.36727.007239
12/31/2009                          27.00735.715380
12/31/2010                          35.71539.247355
12/31/2011                          39.24739.194363
12/31/2012                          39.19443.056365
12/31/2013                          43.05647.847425
12/31/2014                          47.84748.820432
12/31/2015                          48.82044.256386
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
74

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007                          N/A38.9950
12/31/2008                          38.99526.73856
12/31/2009                          26.73835.343150
12/31/2010                          35.34338.819151
12/31/2011                          38.81938.746143
12/31/2012                          38.74642.544139
12/31/2013                          42.54447.254126
12/31/2014                          47.25448.191111
12/31/2015                          48.19143.663102
2.60%
12/31/2007                          N/A38.6280
12/31/2008                          38.62826.473160
12/31/2009                          26.47334.975179
12/31/2010                          34.97538.395149
12/31/2011                          38.39538.304173
12/31/2012                          38.30442.037176
12/31/2013                          42.03746.668204
12/31/2014                          46.66847.569235
12/31/2015                          47.56943.079207
2.65%
12/31/2007                          N/A38.2630
12/31/2008                          38.26326.210109
12/31/2009                          26.21034.610208
12/31/2010                          34.61037.976193
12/31/2011                          37.97637.867208
12/31/2012                          37.86741.537204
12/31/2013                          41.53746.089203
12/31/2014                          46.08946.956201
12/31/2015                          46.95642.502180
2.70%
12/31/2007                          N/A37.9030
12/31/2008                          37.90325.95011
12/31/2009                          25.95034.24941
12/31/2010                          34.24937.56240
12/31/2011                          37.56237.43534
12/31/2012                          37.43541.04233
12/31/2013                          41.04245.51833
12/31/2014                          45.51846.35032
12/31/2015                          46.35041.93322
2.75%
12/31/2007                          N/A37.5450
12/31/2008                          37.54525.69230
12/31/2009                          25.69233.89263
12/31/2010                          33.89237.15152
12/31/2011                          37.15137.00854
12/31/2012                          37.00840.55369
12/31/2013                          40.55344.95399
12/31/2014                          44.95345.753150
12/31/2015                          45.75341.372147

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007                          N/A37.1910
12/31/2008                          37.19125.43743
12/31/2009                          25.43733.53990
12/31/2010                          33.53936.74659
12/31/2011                          36.74636.58645
12/31/2012                          36.58640.07152
12/31/2013                          40.07144.39669
12/31/2014                          44.39645.163102
12/31/2015                          45.16340.81879
2.85%
12/31/2007                          N/A36.8400
12/31/2008                          36.84025.1855
12/31/2009                          25.18533.19028
12/31/2010                          33.19036.34524
12/31/2011                          36.34536.16828
12/31/2012                          36.16839.59331
12/31/2013                          39.59343.84534
12/31/2014                          43.84544.58036
12/31/2015                          44.58040.27138
2.90%
12/31/2007                          N/A36.4930
12/31/2008                          36.49324.93533
12/31/2009                          24.93532.84461
12/31/2010                          32.84435.94851
12/31/2011                          35.94835.75667
12/31/2012                          35.75639.12250
12/31/2013                          39.12243.30249
12/31/2014                          43.30244.00692
12/31/2015                          44.00639.73274
2.95%
12/31/2007                          N/A36.1490
12/31/2008                          36.14924.68716
12/31/2009                          24.68732.50112
12/31/2010                          32.50135.55618
12/31/2011                          35.55635.34815
12/31/2012                          35.34838.65616
12/31/2013                          38.65642.76520
12/31/2014                          42.76543.43831
12/31/2015                          43.43839.20027
3.00%
12/31/2008                          N/A24.4421
12/31/2009                          24.44232.1633
12/31/2010                          32.16335.1671
12/31/2011                          35.16734.9441
12/31/2012                          34.94438.1961
12/31/2013                          38.19642.2349
12/31/2014                          42.23442.87813
12/31/2015                          42.87838.67615
3.05%
12/31/2009                          N/A31.8282
12/31/2010                          31.82834.7830
12/31/2011                          34.78334.54619
12/31/2012                          34.54637.7411
12/31/2013                          37.74141.71110
12/31/2014                          41.71142.32543
12/31/2015                          42.32538.15837
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
75

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009                          N/A31.4962
12/31/2010                          31.49634.4040
12/31/2011                          34.40434.1520
12/31/2012                          34.15237.2920
12/31/2013                          37.29241.1931
12/31/2014                          41.19341.7791
12/31/2015                          41.77937.6472
3.15%
12/31/2009                          N/A31.1680
12/31/2010                          31.16834.0280
12/31/2011                          34.02833.7620
12/31/2012                          33.76236.8480
12/31/2013                          36.84840.68310
12/31/2014                          40.68341.24122
12/31/2015                          41.24137.14319
3.20%
12/31/2013                          N/A39.6522
12/31/2014                          39.65240.1754
12/31/2015                          40.17536.1654
3.25%
12/31/2013                          N/A39.1602
12/31/2014                          39.16039.6572
12/31/2015                          39.65735.6812
3.30%
12/31/2013                          N/A39.1880
12/31/2014                          39.18839.6666
12/31/2015                          39.66635.6719
3.35%
12/31/2013                          N/A38.1940
12/31/2014                          38.19438.6402
12/31/2015                          38.64034.7312
3.40%
12/31/2013                          N/A37.7200
12/31/2014                          37.72038.1420
12/31/2015                          38.14234.2660
Franklin Mutual Shares VIP Fund
1.65%
12/31/2007                          N/A23.484373
12/31/2008                          23.48414.527413
12/31/2009                          14.52718.01179
12/31/2010                          18.01119.700139
12/31/2011                          19.70019.176313
12/31/2012                          19.17621.547400
12/31/2013                          21.54727.184346
12/31/2014                          27.18428.644271
12/31/2015                          28.64426.784192
1.70%
12/31/2007                          N/A23.353620
12/31/2008                          23.35314.439687
12/31/2009                          14.43917.893184
12/31/2010                          17.89319.561206
12/31/2011                          19.56119.032272
12/31/2012                          19.03221.374379
12/31/2013                          21.37426.952465
12/31/2014                          26.95228.385400
12/31/2015                          28.38526.529349

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009                          N/A17.7781
12/31/2010                          17.77819.42510
12/31/2011                          19.42518.89020
12/31/2012                          18.89021.20417
12/31/2013                          21.20426.72441
12/31/2014                          26.72428.13124
12/31/2015                          28.13126.27916
1.80%
12/31/2008                          N/A14.265202
12/31/2009                          14.26517.659400
12/31/2010                          17.65919.286380
12/31/2011                          19.28618.745382
12/31/2012                          18.74521.031343
12/31/2013                          21.03126.494272
12/31/2014                          26.49427.874239
12/31/2015                          27.87426.026182
1.95%
12/31/2007                          N/A22.71177
12/31/2008                          22.71114.00779
12/31/2009                          14.00717.314167
12/31/2010                          17.31418.881208
12/31/2011                          18.88118.324235
12/31/2012                          18.32420.528247
12/31/2013                          20.52825.820220
12/31/2014                          25.82027.125201
12/31/2015                          27.12525.288168
2.05%
12/31/2008                          N/A13.83767
12/31/2009                          13.83717.088169
12/31/2010                          17.08818.615255
12/31/2011                          18.61518.048249
12/31/2012                          18.04820.199222
12/31/2013                          20.19925.381160
12/31/2014                          25.38126.637125
12/31/2015                          26.63724.80887
2.10%
12/31/2007                          N/A22.3340
12/31/2008                          22.33413.754334
12/31/2009                          13.75416.976836
12/31/2010                          16.97618.484893
12/31/2011                          18.48417.912861
12/31/2012                          17.91220.036868
12/31/2013                          20.03625.164721
12/31/2014                          25.16426.396649
12/31/2015                          26.39624.572450
2.15%
12/31/2008                          N/A13.6706
12/31/2009                          13.67016.86522
12/31/2010                          16.86518.35419
12/31/2011                          18.35417.77717
12/31/2012                          17.77719.87515
12/31/2013                          19.87524.94912
12/31/2014                          24.94926.15811
12/31/2015                          26.15824.33711
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
76

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007                          N/A22.0860
12/31/2008                          22.08613.587388
12/31/2009                          13.58716.754650
12/31/2010                          16.75418.224654
12/31/2011                          18.22417.643643
12/31/2012                          17.64319.715579
12/31/2013                          19.71524.736532
12/31/2014                          24.73625.921473
12/31/2015                          25.92124.105425
2.25%
12/31/2007                          N/A21.9630
12/31/2008                          21.96313.505214
12/31/2009                          13.50516.644573
12/31/2010                          16.64418.096544
12/31/2011                          18.09617.510532
12/31/2012                          17.51019.556504
12/31/2013                          19.55624.525445
12/31/2014                          24.52525.687377
12/31/2015                          25.68723.876328
2.30%
12/31/2009                          N/A16.5352
12/31/2010                          16.53517.9686
12/31/2011                          17.96817.3777
12/31/2012                          17.37719.3998
12/31/2013                          19.39924.31510
12/31/2014                          24.31525.4559
12/31/2015                          25.45523.64811
2.35%
12/31/2007                          N/A21.7200
12/31/2008                          21.72013.342523
12/31/2009                          13.34216.427887
12/31/2010                          16.42717.841913
12/31/2011                          17.84117.246882
12/31/2012                          17.24619.243814
12/31/2013                          19.24324.107674
12/31/2014                          24.10725.225625
12/31/2015                          25.22523.422531
2.40%
12/31/2007                          N/A21.5990
12/31/2008                          21.59913.261193
12/31/2009                          13.26116.319550
12/31/2010                          16.31917.715538
12/31/2011                          17.71517.116482
12/31/2012                          17.11619.088438
12/31/2013                          19.08823.901394
12/31/2014                          23.90124.997339
12/31/2015                          24.99723.199262
2.45%
12/31/2007                          N/A21.4790
12/31/2008                          21.47913.181201
12/31/2009                          13.18116.212255
12/31/2010                          16.21217.590268
12/31/2011                          17.59016.987246
12/31/2012                          16.98718.934196
12/31/2013                          18.93423.697162
12/31/2014                          23.69724.771107
12/31/2015                          24.77122.978101

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007                          N/A21.3590
12/31/2008                          21.35913.101385
12/31/2009                          13.10116.106620
12/31/2010                          16.10617.466608
12/31/2011                          17.46616.859596
12/31/2012                          16.85918.782541
12/31/2013                          18.78223.495507
12/31/2014                          23.49524.547412
12/31/2015                          24.54722.759368
2.55%
12/31/2007                          N/A21.2410
12/31/2008                          21.24113.02199
12/31/2009                          13.02116.000361
12/31/2010                          16.00017.343390
12/31/2011                          17.34316.731337
12/31/2012                          16.73118.631305
12/31/2013                          18.63123.294288
12/31/2014                          23.29424.325227
12/31/2015                          24.32522.542193
2.60%
12/31/2007                          N/A21.1220
12/31/2008                          21.12212.942179
12/31/2009                          12.94215.895250
12/31/2010                          15.89517.221240
12/31/2011                          17.22116.605219
12/31/2012                          16.60518.481192
12/31/2013                          18.48123.095207
12/31/2014                          23.09524.105210
12/31/2015                          24.10522.327204
2.65%
12/31/2007                          N/A21.0050
12/31/2008                          21.00512.864222
12/31/2009                          12.86415.791369
12/31/2010                          15.79117.099367
12/31/2011                          17.09916.480360
12/31/2012                          16.48018.332334
12/31/2013                          18.33222.898313
12/31/2014                          22.89823.887268
12/31/2015                          23.88722.114230
2.70%
12/31/2007                          N/A20.8880
12/31/2008                          20.88812.78623
12/31/2009                          12.78615.68781
12/31/2010                          15.68716.97985
12/31/2011                          16.97916.35566
12/31/2012                          16.35518.18455
12/31/2013                          18.18422.70246
12/31/2014                          22.70223.67137
12/31/2015                          23.67121.90327
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
77

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007                          N/A20.7720
12/31/2008                          20.77212.70927
12/31/2009                          12.70915.58454
12/31/2010                          15.58416.85951
12/31/2011                          16.85916.23249
12/31/2012                          16.23218.03841
12/31/2013                          18.03822.50896
12/31/2014                          22.50823.457127
12/31/2015                          23.45721.694146
2.80%
12/31/2007                          N/A20.6560
12/31/2008                          20.65612.63248
12/31/2009                          12.63215.482123
12/31/2010                          15.48216.740108
12/31/2011                          16.74016.10993
12/31/2012                          16.10917.89376
12/31/2013                          17.89322.31662
12/31/2014                          22.31623.24555
12/31/2015                          23.24521.48747
2.85%
12/31/2007                          N/A20.5410
12/31/2008                          20.54112.55511
12/31/2009                          12.55515.38168
12/31/2010                          15.38116.62272
12/31/2011                          16.62215.98863
12/31/2012                          15.98817.74958
12/31/2013                          17.74922.12556
12/31/2014                          22.12523.03552
12/31/2015                          23.03521.28349
2.90%
12/31/2007                          N/A20.4270
12/31/2008                          20.42712.47919
12/31/2009                          12.47915.28026
12/31/2010                          15.28016.50525
12/31/2011                          16.50515.86725
12/31/2012                          15.86717.60621
12/31/2013                          17.60621.93648
12/31/2014                          21.93622.82778
12/31/2015                          22.82721.08084
2.95%
12/31/2007                          N/A20.3140
12/31/2008                          20.31412.40325
12/31/2009                          12.40315.18040
12/31/2010                          15.18016.38842
12/31/2011                          16.38815.74738
12/31/2012                          15.74717.46436
12/31/2013                          17.46421.74930
12/31/2014                          21.74922.62028
12/31/2015                          22.62020.87924
3.00%
12/31/2008                          N/A12.3280
12/31/2009                          12.32815.0800
12/31/2010                          15.08016.2732
12/31/2011                          16.27315.6280
12/31/2012                          15.62817.3240
12/31/2013                          17.32421.56312
12/31/2014                          21.56322.41616
12/31/2015                          22.41620.68014

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2009                          N/A14.9813
12/31/2010                          14.98116.1580
12/31/2011                          16.15815.5100
12/31/2012                          15.51017.1840
12/31/2013                          17.18421.3797
12/31/2014                          21.37922.21359
12/31/2015                          22.21320.48279
3.10%
12/31/2009                          N/A14.8830
12/31/2010                          14.88316.0440
12/31/2011                          16.04415.3930
12/31/2012                          15.39317.0460
12/31/2013                          17.04621.1961
12/31/2014                          21.19622.0121
12/31/2015                          22.01220.2872
3.15%
12/31/2009                          N/A14.7850
12/31/2010                          14.78515.9310
12/31/2011                          15.93115.2770
12/31/2012                          15.27716.9090
12/31/2013                          16.90921.01511
12/31/2014                          21.01521.81317
12/31/2015                          21.81320.09420
3.20%
12/31/2013                          N/A21.5431
12/31/2014                          21.54322.3506
12/31/2015                          22.35020.5785
3.25%
12/31/2013                          N/A21.3590
12/31/2014                          21.35922.1480
12/31/2015                          22.14820.3820
3.30%
12/31/2013                          N/A20.4810
12/31/2014                          20.48121.2279
12/31/2015                          21.22719.52414
3.35%
12/31/2013                          N/A20.9950
12/31/2014                          20.99521.7494
12/31/2015                          21.74919.9947
3.40%
12/31/2013                          N/A20.8150
12/31/2014                          20.81521.5530
12/31/2015                          21.55319.8040
Franklin U.S. Government Securities VIP Fund
1.65%
12/31/2007                          N/A25.0019
12/31/2008                          25.00126.45713
12/31/2009                          26.45726.82925
12/31/2010                          26.82927.784268
12/31/2011                          27.78428.883601
12/31/2012                          28.88328.944869
12/31/2013                          28.94427.833591
12/31/2014                          27.83328.304597
12/31/2015                          28.30427.973556
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
78

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2007                          N/A24.76738
12/31/2008                          24.76726.19686
12/31/2009                          26.19626.551144
12/31/2010                          26.55127.483371
12/31/2011                          27.48328.555586
12/31/2012                          28.55528.601788
12/31/2013                          28.60127.490713
12/31/2014                          27.49027.941696
12/31/2015                          27.94127.600668
1.75%
12/31/2009                          N/A26.19314
12/31/2010                          26.19327.09841
12/31/2011                          27.09828.14265
12/31/2012                          28.14228.173101
12/31/2013                          28.17327.06447
12/31/2014                          27.06427.49543
12/31/2015                          27.49527.14634
1.80%
12/31/2008                          N/A25.68278
12/31/2009                          25.68226.004202
12/31/2010                          26.00426.890249
12/31/2011                          26.89027.911226
12/31/2012                          27.91127.928245
12/31/2013                          27.92826.816226
12/31/2014                          26.81627.229240
12/31/2015                          27.22926.870122
1.95%
12/31/2007                          N/A23.6290
12/31/2008                          23.62924.93013
12/31/2009                          24.93025.205101
12/31/2010                          25.20526.024245
12/31/2011                          26.02426.972352
12/31/2012                          26.97226.948342
12/31/2013                          26.94825.836337
12/31/2014                          25.83626.194326
12/31/2015                          26.19425.810302
2.05%
12/31/2008                          N/A24.44040
12/31/2009                          24.44024.68558
12/31/2010                          24.68525.46253
12/31/2011                          25.46226.36458
12/31/2012                          26.36426.31358
12/31/2013                          26.31325.20246
12/31/2014                          25.20225.52640
12/31/2015                          25.52625.12740
2.10%
12/31/2007                          N/A22.9710
12/31/2008                          22.97124.199108
12/31/2009                          24.19924.430226
12/31/2010                          24.43025.186262
12/31/2011                          25.18626.065194
12/31/2012                          26.06526.002195
12/31/2013                          26.00224.891181
12/31/2014                          24.89125.199157
12/31/2015                          25.19924.792151

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008                          N/A23.9617
12/31/2009                          23.96124.17718
12/31/2010                          24.17724.91316
12/31/2011                          24.91325.76915
12/31/2012                          25.76925.69430
12/31/2013                          25.69424.58423
12/31/2014                          24.58424.87616
12/31/2015                          24.87624.4624
2.20%
12/31/2007                          N/A22.5430
12/31/2008                          22.54323.725137
12/31/2009                          23.72523.926193
12/31/2010                          23.92624.642177
12/31/2011                          24.64225.477181
12/31/2012                          25.47725.390243
12/31/2013                          25.39024.281200
12/31/2014                          24.28124.557201
12/31/2015                          24.55724.136167
2.25%
12/31/2007                          N/A22.3320
12/31/2008                          22.33223.49140
12/31/2009                          23.49123.679186
12/31/2010                          23.67924.375198
12/31/2011                          24.37525.188176
12/31/2012                          25.18825.089174
12/31/2013                          25.08923.982125
12/31/2014                          23.98224.242116
12/31/2015                          24.24223.815135
2.30%
12/31/2009                          N/A23.4345
12/31/2010                          23.43424.1114
12/31/2011                          24.11124.9023
12/31/2012                          24.90224.7924
12/31/2013                          24.79223.6863
12/31/2014                          23.68623.9313
12/31/2015                          23.93123.4973
2.35%
12/31/2007                          N/A21.9160
12/31/2008                          21.91623.030148
12/31/2009                          23.03023.191494
12/31/2010                          23.19123.849468
12/31/2011                          23.84924.620567
12/31/2012                          24.62024.498458
12/31/2013                          24.49823.394311
12/31/2014                          23.39423.624295
12/31/2015                          23.62423.184298
2.40%
12/31/2007                          N/A21.7110
12/31/2008                          21.71122.80385
12/31/2009                          22.80322.951215
12/31/2010                          22.95123.590133
12/31/2011                          23.59024.340104
12/31/2012                          24.34024.20893
12/31/2013                          24.20823.10582
12/31/2014                          23.10523.32169
12/31/2015                          23.32122.87667
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
79

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2007                          N/A21.5070
12/31/2008                          21.50722.57850
12/31/2009                          22.57822.71398
12/31/2010                          22.71323.33495
12/31/2011                          23.33424.064120
12/31/2012                          24.06423.922123
12/31/2013                          23.92222.82069
12/31/2014                          22.82023.02161
12/31/2015                          23.02122.57165
2.50%
12/31/2007                          N/A21.3060
12/31/2008                          21.30622.355118
12/31/2009                          22.35522.478439
12/31/2010                          22.47823.081485
12/31/2011                          23.08123.791414
12/31/2012                          23.79123.639326
12/31/2013                          23.63922.539267
12/31/2014                          22.53922.726245
12/31/2015                          22.72622.270247
2.55%
12/31/2007                          N/A21.1060
12/31/2008                          21.10622.13525
12/31/2009                          22.13522.24553
12/31/2010                          22.24522.83167
12/31/2011                          22.83123.52263
12/31/2012                          23.52223.35950
12/31/2013                          23.35922.26147
12/31/2014                          22.26122.43547
12/31/2015                          22.43521.97381
2.60%
12/31/2007                          N/A20.9090
12/31/2008                          20.90921.91687
12/31/2009                          21.91622.015243
12/31/2010                          22.01522.583255
12/31/2011                          22.58323.255235
12/31/2012                          23.25523.082227
12/31/2013                          23.08221.986150
12/31/2014                          21.98622.147148
12/31/2015                          22.14721.681217
2.65%
12/31/2007                          N/A20.7130
12/31/2008                          20.71321.70086
12/31/2009                          21.70021.787371
12/31/2010                          21.78722.338310
12/31/2011                          22.33822.991302
12/31/2012                          22.99122.809284
12/31/2013                          22.80921.715227
12/31/2014                          21.71521.863221
12/31/2015                          21.86321.392206

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2007                          N/A20.5190
12/31/2008                          20.51921.48618
12/31/2009                          21.48621.56124
12/31/2010                          21.56122.09636
12/31/2011                          22.09622.73026
12/31/2012                          22.73022.53920
12/31/2013                          22.53921.44717
12/31/2014                          21.44721.58219
12/31/2015                          21.58221.10716
2.75%
12/31/2007                          N/A20.3270
12/31/2008                          20.32721.27413
12/31/2009                          21.27421.33881
12/31/2010                          21.33821.85696
12/31/2011                          21.85622.47288
12/31/2012                          22.47222.27291
12/31/2013                          22.27221.18354
12/31/2014                          21.18321.30561
12/31/2015                          21.30520.82676
2.80%
12/31/2007                          N/A20.1370
12/31/2008                          20.13721.06530
12/31/2009                          21.06521.117194
12/31/2010                          21.11721.619146
12/31/2011                          21.61922.217138
12/31/2012                          22.21722.008138
12/31/2013                          22.00820.921100
12/31/2014                          20.92121.03298
12/31/2015                          21.03220.54889
2.85%
12/31/2007                          N/A19.9480
12/31/2008                          19.94820.85710
12/31/2009                          20.85720.89816
12/31/2010                          20.89821.38414
12/31/2011                          21.38421.96514
12/31/2012                          21.96521.74828
12/31/2013                          21.74820.66316
12/31/2014                          20.66320.76217
12/31/2015                          20.76220.27538
2.90%
12/31/2007                          N/A19.7610
12/31/2008                          19.76120.6517
12/31/2009                          20.65120.68283
12/31/2010                          20.68221.15271
12/31/2011                          21.15221.716115
12/31/2012                          21.71621.49058
12/31/2013                          21.49020.40823
12/31/2014                          20.40820.49618
12/31/2015                          20.49620.00419
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
80

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2007                          N/A19.5760
12/31/2008                          19.57620.44814
12/31/2009                          20.44820.46897
12/31/2010                          20.46820.92365
12/31/2011                          20.92321.47072
12/31/2012                          21.47021.23640
12/31/2013                          21.23620.15732
12/31/2014                          20.15720.23342
12/31/2015                          20.23319.73836
3.00%
12/31/2008                          N/A20.2460
12/31/2009                          20.24620.2561
12/31/2010                          20.25620.6960
12/31/2011                          20.69621.2268
12/31/2012                          21.22620.9848
12/31/2013                          20.98419.9088
12/31/2014                          19.90819.9737
12/31/2015                          19.97319.47516
3.05%
12/31/2009                          N/A20.04627
12/31/2010                          20.04620.47123
12/31/2011                          20.47120.98695
12/31/2012                          20.98620.73623
12/31/2013                          20.73619.6639
12/31/2014                          19.66319.71710
12/31/2015                          19.71719.21613
3.10%
12/31/2009                          N/A19.83876
12/31/2010                          19.83820.24954
12/31/2011                          20.24920.74734
12/31/2012                          20.74720.49022
12/31/2013                          20.49019.42019
12/31/2014                          19.42019.46419
12/31/2015                          19.46418.96015
3.15%
12/31/2009                          N/A19.6331
12/31/2010                          19.63320.0291
12/31/2011                          20.02920.5120
12/31/2012                          20.51220.2480
12/31/2013                          20.24819.1800
12/31/2014                          19.18019.2151
12/31/2015                          19.21518.7075
3.20%
12/31/2013                          N/A18.4410
12/31/2014                          18.44118.4650
12/31/2015                          18.46517.9680
3.25%
12/31/2013                          N/A18.2140
12/31/2014                          18.21418.2280
12/31/2015                          18.22817.7290
3.30%
12/31/2013                          N/A18.4790
12/31/2014                          18.47918.4850
12/31/2015                          18.48517.9690

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
12/31/2013                          N/A17.7670
12/31/2014                          17.76717.7630
12/31/2015                          17.76317.2590
3.40%
12/31/2013                          N/A17.5480
12/31/2014                          17.54817.5350
12/31/2015                          17.53517.0290
JPMorgan Insurance Trust Core Bond Portfolio
1.65%
12/31/2014                          N/A13.2217
12/31/2015                          13.22113.117101
1.70%
12/31/2014                          N/A13.16638
12/31/2015                          13.16613.056124
1.75%
12/31/2014                          N/A13.1110
12/31/2015                          13.11112.9955
1.95%
12/31/2014                          N/A12.8935
12/31/2015                          12.89312.7538
2.05%
12/31/2014                          N/A12.7860
12/31/2015                          12.78612.6340
MFS VIT Total Return Bond Portfolio
1.65%
12/31/2014                          N/A17.11294
12/31/2015                          17.11216.734199
1.70%
12/31/2014                          N/A16.987139
12/31/2015                          16.98716.603132
1.75%
12/31/2014                          N/A16.86263
12/31/2015                          16.86216.47465
1.95%
12/31/2014                          N/A16.37467
12/31/2015                          16.37415.96544
2.05%
12/31/2014                          N/A16.1350
12/31/2015                          16.13515.7160
PIMCO VIT All Asset Portfolio
1.65%
12/31/2007                          N/A12.83453
12/31/2008                          12.83410.62497
12/31/2009                          10.62412.704201
12/31/2010                          12.70414.1321459
12/31/2011                          14.13214.1733008
12/31/2012                          14.17316.0244199
12/31/2013                          16.02415.8053561
12/31/2014                          15.80515.6202873
12/31/2015                          15.62013.9832155
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
81

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2007                          N/A12.81142
12/31/2008                          12.81110.59977
12/31/2009                          10.59912.668164
12/31/2010                          12.66814.0851261
12/31/2011                          14.08514.1192220
12/31/2012                          14.11915.9543214
12/31/2013                          15.95415.7283123
12/31/2014                          15.72815.5362769
12/31/2015                          15.53613.9022559
1.75%
12/31/2009                          N/A13.3674
12/31/2010                          13.36714.855200
12/31/2011                          14.85514.883445
12/31/2012                          14.88316.809584
12/31/2013                          16.80916.563456
12/31/2014                          16.56316.352229
12/31/2015                          16.35214.625119
1.80%
12/31/2008                          N/A10.550128
12/31/2009                          10.55012.597378
12/31/2010                          12.59713.992509
12/31/2011                          13.99214.011644
12/31/2012                          14.01115.816875
12/31/2013                          15.81615.577871
12/31/2014                          15.57715.371844
12/31/2015                          15.37113.740794
1.95%
12/31/2007                          N/A12.6943
12/31/2008                          12.69410.4769
12/31/2009                          10.47612.490214
12/31/2010                          12.49013.852689
12/31/2011                          13.85213.8511116
12/31/2012                          13.85115.6121361
12/31/2013                          15.61215.3521161
12/31/2014                          15.35215.127918
12/31/2015                          15.12713.502798
2.05%
12/31/2008                          N/A10.427262
12/31/2009                          10.42712.419243
12/31/2010                          12.41913.760308
12/31/2011                          13.76013.745342
12/31/2012                          13.74515.477380
12/31/2013                          15.47715.204324
12/31/2014                          15.20414.966275
12/31/2015                          14.96613.345177
2.10%
12/31/2007                          N/A12.6240
12/31/2008                          12.62410.403175
12/31/2009                          10.40312.384340
12/31/2010                          12.38413.714380
12/31/2011                          13.71413.692420
12/31/2012                          13.69215.410457
12/31/2013                          15.41015.131458
12/31/2014                          15.13114.887407
12/31/2015                          14.88713.267360

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008                          N/A10.3788
12/31/2009                          10.37812.3496
12/31/2010                          12.34913.66911
12/31/2011                          13.66913.6409
12/31/2012                          13.64015.34311
12/31/2013                          15.34315.05810
12/31/2014                          15.05814.80710
12/31/2015                          14.80713.1907
2.20%
12/31/2007                          N/A12.5780
12/31/2008                          12.57810.354122
12/31/2009                          10.35412.314316
12/31/2010                          12.31413.623395
12/31/2011                          13.62313.588406
12/31/2012                          13.58815.277456
12/31/2013                          15.27714.985359
12/31/2014                          14.98514.729312
12/31/2015                          14.72913.113242
2.25%
12/31/2007                          N/A12.5550
12/31/2008                          12.55510.33042
12/31/2009                          10.33012.279161
12/31/2010                          12.27913.578218
12/31/2011                          13.57813.536272
12/31/2012                          13.53615.211313
12/31/2013                          15.21114.913268
12/31/2014                          14.91314.650252
12/31/2015                          14.65013.037195
2.30%
12/31/2009                          N/A12.2440
12/31/2010                          12.24413.5320
12/31/2011                          13.53213.4840
12/31/2012                          13.48415.1456
12/31/2013                          15.14514.8418
12/31/2014                          14.84114.57214
12/31/2015                          14.57212.96118
2.35%
12/31/2007                          N/A12.5090
12/31/2008                          12.50910.282233
12/31/2009                          10.28212.210973
12/31/2010                          12.21013.4871180
12/31/2011                          13.48713.4321271
12/31/2012                          13.43215.0791360
12/31/2013                          15.07914.7691278
12/31/2014                          14.76914.4951070
12/31/2015                          14.49512.886888
2.40%
12/31/2007                          N/A12.4860
12/31/2008                          12.48610.25843
12/31/2009                          10.25812.17597
12/31/2010                          12.17513.442135
12/31/2011                          13.44213.381162
12/31/2012                          13.38115.014185
12/31/2013                          15.01414.698193
12/31/2014                          14.69814.417159
12/31/2015                          14.41712.811163
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
82

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2007                          N/A12.4630
12/31/2008                          12.46310.234131
12/31/2009                          10.23412.141209
12/31/2010                          12.14113.398223
12/31/2011                          13.39813.330260
12/31/2012                          13.33014.949283
12/31/2013                          14.94914.627271
12/31/2014                          14.62714.341230
12/31/2015                          14.34112.736207
2.50%
12/31/2007                          N/A12.4400
12/31/2008                          12.44010.210103
12/31/2009                          10.21012.106811
12/31/2010                          12.10613.3531108
12/31/2011                          13.35313.2791068
12/31/2012                          13.27914.8841090
12/31/2013                          14.88414.5561032
12/31/2014                          14.55614.264890
12/31/2015                          14.26412.662768
2.55%
12/31/2007                          N/A12.4170
12/31/2008                          12.41710.18619
12/31/2009                          10.18612.07264
12/31/2010                          12.07213.30873
12/31/2011                          13.30813.22882
12/31/2012                          13.22814.82083
12/31/2013                          14.82014.48669
12/31/2014                          14.48614.18849
12/31/2015                          14.18812.58843
2.60%
12/31/2007                          N/A12.3940
12/31/2008                          12.39410.162170
12/31/2009                          10.16212.038476
12/31/2010                          12.03813.264515
12/31/2011                          13.26413.177566
12/31/2012                          13.17714.756565
12/31/2013                          14.75614.416530
12/31/2014                          14.41614.113495
12/31/2015                          14.11312.515471
2.65%
12/31/2007                          N/A12.3720
12/31/2008                          12.37210.13955
12/31/2009                          10.13912.004400
12/31/2010                          12.00413.220472
12/31/2011                          13.22013.127525
12/31/2012                          13.12714.692565
12/31/2013                          14.69214.347509
12/31/2014                          14.34714.038460
12/31/2015                          14.03812.442378

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2007                          N/A12.3490
12/31/2008                          12.34910.1159
12/31/2009                          10.11511.97058
12/31/2010                          11.97013.17685
12/31/2011                          13.17613.07685
12/31/2012                          13.07614.62887
12/31/2013                          14.62814.27790
12/31/2014                          14.27713.96360
12/31/2015                          13.96312.37055
2.75%
12/31/2007                          N/A12.3260
12/31/2008                          12.32610.09116
12/31/2009                          10.09111.936320
12/31/2010                          11.93613.132325
12/31/2011                          13.13213.026384
12/31/2012                          13.02614.565405
12/31/2013                          14.56514.208329
12/31/2014                          14.20813.889278
12/31/2015                          13.88912.298225
2.80%
12/31/2007                          N/A12.3040
12/31/2008                          12.30410.06812
12/31/2009                          10.06811.902173
12/31/2010                          11.90213.088242
12/31/2011                          13.08812.977225
12/31/2012                          12.97714.502237
12/31/2013                          14.50214.140225
12/31/2014                          14.14013.815205
12/31/2015                          13.81512.226194
2.85%
12/31/2007                          N/A12.2810
12/31/2008                          12.28110.0443
12/31/2009                          10.04411.86856
12/31/2010                          11.86813.04557
12/31/2011                          13.04512.92762
12/31/2012                          12.92714.43968
12/31/2013                          14.43914.07261
12/31/2014                          14.07213.74160
12/31/2015                          13.74112.15543
2.90%
12/31/2007                          N/A12.2590
12/31/2008                          12.25910.0219
12/31/2009                          10.02111.834126
12/31/2010                          11.83413.001150
12/31/2011                          13.00112.877155
12/31/2012                          12.87714.377167
12/31/2013                          14.37714.004135
12/31/2014                          14.00413.668128
12/31/2015                          13.66812.084112
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
83

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2007                          N/A12.2360
12/31/2008                          12.2369.9977
12/31/2009                          9.99711.80155
12/31/2010                          11.80112.95884
12/31/2011                          12.95812.82870
12/31/2012                          12.82814.31487
12/31/2013                          14.31413.93669
12/31/2014                          13.93613.59567
12/31/2015                          13.59512.01462
3.00%
12/31/2008                          N/A9.9740
12/31/2009                          9.97411.76713
12/31/2010                          11.76712.91515
12/31/2011                          12.91512.77912
12/31/2012                          12.77914.25224
12/31/2013                          14.25213.86912
12/31/2014                          13.86913.52321
12/31/2015                          13.52311.9449
3.05%
12/31/2009                          N/A11.73479
12/31/2010                          11.73412.87269
12/31/2011                          12.87212.73060
12/31/2012                          12.73014.19169
12/31/2013                          14.19113.80235
12/31/2014                          13.80213.45140
12/31/2015                          13.45111.87434
3.10%
12/31/2009                          N/A11.70129
12/31/2010                          11.70112.82935
12/31/2011                          12.82912.68131
12/31/2012                          12.68114.12934
12/31/2013                          14.12913.73534
12/31/2014                          13.73513.37929
12/31/2015                          13.37911.80530
3.15%
12/31/2009                          N/A11.6686
12/31/2010                          11.66812.7866
12/31/2011                          12.78612.6336
12/31/2012                          12.63314.0684
12/31/2013                          14.06813.6693
12/31/2014                          13.66913.3088
12/31/2015                          13.30811.7368
3.20%
12/31/2013                          N/A14.3431
12/31/2014                          14.34313.9572
12/31/2015                          13.95712.3021
3.25%
12/31/2013                          N/A14.2660
12/31/2014                          14.26613.8750
12/31/2015                          13.87512.2250
3.30%
12/31/2013                          N/A13.4720
12/31/2014                          13.47213.0965
12/31/2015                          13.09611.5325

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
12/31/2013                          N/A14.1140
12/31/2014                          14.11413.7142
12/31/2015                          13.71412.0704
3.40%
12/31/2013                          N/A14.0390
12/31/2014                          14.03913.6340
12/31/2015                          13.63411.9940
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
12/31/2007                          N/A12.73054
12/31/2008                          12.7307.038105
12/31/2009                          7.0389.79855
12/31/2010                          9.79812.001198
12/31/2011                          12.00110.913349
12/31/2012                          10.91311.312352
12/31/2013                          11.3129.491285
12/31/2014                          9.4917.616210
12/31/2015                          7.6165.566179
1.70%
12/31/2007                          N/A12.713113
12/31/2008                          12.7137.025247
12/31/2009                          7.0259.775134
12/31/2010                          9.77511.967267
12/31/2011                          11.96710.877453
12/31/2012                          10.87711.269441
12/31/2013                          11.2699.450424
12/31/2014                          9.4507.579323
12/31/2015                          7.5795.536320
1.75%
12/31/2009                          N/A9.7524
12/31/2010                          9.75211.93316
12/31/2011                          11.93310.84125
12/31/2012                          10.84111.22624
12/31/2013                          11.2269.40920
12/31/2014                          9.4097.54213
12/31/2015                          7.5425.50612
1.80%
12/31/2008                          N/A7.000241
12/31/2009                          7.0009.730445
12/31/2010                          9.73011.900381
12/31/2011                          11.90010.804356
12/31/2012                          10.80411.183327
12/31/2013                          11.1839.369326
12/31/2014                          9.3697.506220
12/31/2015                          7.5065.477244
1.95%
12/31/2007                          N/A12.62913
12/31/2008                          12.6296.96134
12/31/2009                          6.9619.662218
12/31/2010                          9.66211.799262
12/31/2011                          11.79910.697315
12/31/2012                          10.69711.054299
12/31/2013                          11.0549.247300
12/31/2014                          9.2477.398269
12/31/2015                          7.3985.390262
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
84

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008                          N/A6.935101
12/31/2009                          6.9359.617144
12/31/2010                          9.61711.732108
12/31/2011                          11.73210.626151
12/31/2012                          10.62610.970115
12/31/2013                          10.9709.16776
12/31/2014                          9.1677.32741
12/31/2015                          7.3275.33344
2.10%
12/31/2007                          N/A12.5780
12/31/2008                          12.5786.923288
12/31/2009                          6.9239.594507
12/31/2010                          9.59411.699470
12/31/2011                          11.69910.590415
12/31/2012                          10.59010.928406
12/31/2013                          10.9289.128431
12/31/2014                          9.1287.291388
12/31/2015                          7.2915.304463
2.15%
12/31/2008                          N/A6.91015
12/31/2009                          6.9109.57217
12/31/2010                          9.57211.66518
12/31/2011                          11.66510.55511
12/31/2012                          10.55510.8867
12/31/2013                          10.8869.0888
12/31/2014                          9.0887.2568
12/31/2015                          7.2565.27610
2.20%
12/31/2007                          N/A12.5440
12/31/2008                          12.5446.897414
12/31/2009                          6.8979.549694
12/31/2010                          9.54911.632630
12/31/2011                          11.63210.520642
12/31/2012                          10.52010.844592
12/31/2013                          10.8449.049640
12/31/2014                          9.0497.221627
12/31/2015                          7.2215.248695
2.25%
12/31/2007                          N/A12.5280
12/31/2008                          12.5286.885159
12/31/2009                          6.8859.527387
12/31/2010                          9.52711.599446
12/31/2011                          11.59910.485417
12/31/2012                          10.48510.803404
12/31/2013                          10.8039.010395
12/31/2014                          9.0107.186408
12/31/2015                          7.1865.220445
2.30%
12/31/2009                          N/A9.5057
12/31/2010                          9.50511.5663
12/31/2011                          11.56610.4501
12/31/2012                          10.45010.7610
12/31/2013                          10.7618.9710
12/31/2014                          8.9717.1510
12/31/2015                          7.1515.1921

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007                          N/A12.4940
12/31/2008                          12.4946.859513
12/31/2009                          6.8599.483852
12/31/2010                          9.48311.534783
12/31/2011                          11.53410.415748
12/31/2012                          10.41510.720685
12/31/2013                          10.7208.932693
12/31/2014                          8.9327.117681
12/31/2015                          7.1175.165835
2.40%
12/31/2007                          N/A12.4780
12/31/2008                          12.4786.847187
12/31/2009                          6.8479.460275
12/31/2010                          9.46011.501307
12/31/2011                          11.50110.380301
12/31/2012                          10.38010.679296
12/31/2013                          10.6798.893282
12/31/2014                          8.8937.083249
12/31/2015                          7.0835.137292
2.45%
12/31/2007                          N/A12.4610
12/31/2008                          12.4616.834182
12/31/2009                          6.8349.438252
12/31/2010                          9.43811.468241
12/31/2011                          11.46810.346204
12/31/2012                          10.34610.638193
12/31/2013                          10.6388.855194
12/31/2014                          8.8557.048170
12/31/2015                          7.0485.110195
2.50%
12/31/2007                          N/A12.4440
12/31/2008                          12.4446.822360
12/31/2009                          6.8229.416569
12/31/2010                          9.41611.436514
12/31/2011                          11.43610.311530
12/31/2012                          10.31110.597484
12/31/2013                          10.5978.816467
12/31/2014                          8.8167.014480
12/31/2015                          7.0145.083551
2.55%
12/31/2007                          N/A12.4280
12/31/2008                          12.4286.80988
12/31/2009                          6.8099.394253
12/31/2010                          9.39411.403234
12/31/2011                          11.40310.277255
12/31/2012                          10.27710.557218
12/31/2013                          10.5578.778223
12/31/2014                          8.7786.980195
12/31/2015                          6.9805.056255
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
85

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A12.4110
12/31/2008                          12.4116.797120
12/31/2009                          6.7979.372180
12/31/2010                          9.37211.371148
12/31/2011                          11.37110.243158
12/31/2012                          10.24310.516137
12/31/2013                          10.5168.740181
12/31/2014                          8.7406.947214
12/31/2015                          6.9475.029279
2.65%
12/31/2007                          N/A12.3940
12/31/2008                          12.3946.784218
12/31/2009                          6.7849.350341
12/31/2010                          9.35011.339442
12/31/2011                          11.33910.208396
12/31/2012                          10.20810.476398
12/31/2013                          10.4768.702322
12/31/2014                          8.7026.913310
12/31/2015                          6.9135.002344
2.70%
12/31/2007                          N/A12.3780
12/31/2008                          12.3786.77248
12/31/2009                          6.7729.329107
12/31/2010                          9.32911.307107
12/31/2011                          11.30710.174105
12/31/2012                          10.17410.43675
12/31/2013                          10.4368.66476
12/31/2014                          8.6646.88088
12/31/2015                          6.8804.97585
2.75%
12/31/2007                          N/A12.3610
12/31/2008                          12.3616.75936
12/31/2009                          6.7599.30775
12/31/2010                          9.30711.275101
12/31/2011                          11.27510.14198
12/31/2012                          10.14110.39698
12/31/2013                          10.3968.62779
12/31/2014                          8.6276.84782
12/31/2015                          6.8474.949113
2.80%
12/31/2007                          N/A12.3450
12/31/2008                          12.3456.74780
12/31/2009                          6.7479.285160
12/31/2010                          9.28511.243100
12/31/2011                          11.24310.107101
12/31/2012                          10.10710.35684
12/31/2013                          10.3568.59084
12/31/2014                          8.5906.81374
12/31/2015                          6.8134.92294

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A12.3280
12/31/2008                          12.3286.73422
12/31/2009                          6.7349.26354
12/31/2010                          9.26311.21156
12/31/2011                          11.21110.07351
12/31/2012                          10.07310.31647
12/31/2013                          10.3168.55255
12/31/2014                          8.5526.78139
12/31/2015                          6.7814.89650
2.90%
12/31/2007                          N/A12.3120
12/31/2008                          12.3126.72243
12/31/2009                          6.7229.24263
12/31/2010                          9.24211.17951
12/31/2011                          11.17910.04048
12/31/2012                          10.04010.27745
12/31/2013                          10.2778.51561
12/31/2014                          8.5156.74883
12/31/2015                          6.7484.870110
2.95%
12/31/2007                          N/A12.2950
12/31/2008                          12.2956.71046
12/31/2009                          6.7109.22065
12/31/2010                          9.22011.14746
12/31/2011                          11.14710.00653
12/31/2012                          10.00610.23743
12/31/2013                          10.2378.47849
12/31/2014                          8.4786.71550
12/31/2015                          6.7154.84460
3.00%
12/31/2008                          N/A6.6973
12/31/2009                          6.6979.1997
12/31/2010                          9.19911.1169
12/31/2011                          11.1169.9736
12/31/2012                          9.97310.1985
12/31/2013                          10.1988.4425
12/31/2014                          8.4426.6839
12/31/2015                          6.6834.81815
3.05%
12/31/2009                          N/A9.1779
12/31/2010                          9.17711.0840
12/31/2011                          11.0849.9400
12/31/2012                          9.94010.1590
12/31/2013                          10.1598.4052
12/31/2014                          8.4056.65143
12/31/2015                          6.6514.79369
3.10%
12/31/2009                          N/A9.15621
12/31/2010                          9.15611.0533
12/31/2011                          11.0539.9060
12/31/2012                          9.90610.1200
12/31/2013                          10.1208.3690
12/31/2014                          8.3696.6180
12/31/2015                          6.6184.7670
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
86

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009                          N/A9.1342
12/31/2010                          9.13411.0220
12/31/2011                          11.0229.8730
12/31/2012                          9.87310.0810
12/31/2013                          10.0818.33310
12/31/2014                          8.3336.58620
12/31/2015                          6.5864.74232
3.20%
12/31/2013                          N/A9.2200
12/31/2014                          9.2207.2850
12/31/2015                          7.2855.2422
3.25%
12/31/2013                          N/A9.1770
12/31/2014                          9.1777.2460
12/31/2015                          7.2465.2120
3.30%
12/31/2013                          N/A8.2250
12/31/2014                          8.2256.4927
12/31/2015                          6.4924.66611
3.35%
12/31/2013                          N/A9.0900
12/31/2014                          9.0907.17119
12/31/2015                          7.1715.15223
3.40%
12/31/2013                          N/A9.0460
12/31/2014                          9.0467.1330
12/31/2015                          7.1335.1220
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
12/31/2007                          N/A12.20523
12/31/2008                          12.20510.25329
12/31/2009                          10.25313.170133
12/31/2010                          13.17014.530999
12/31/2011                          14.53015.1981423
12/31/2012                          15.19817.6241339
12/31/2013                          17.62416.1281325
12/31/2014                          16.12816.1061208
12/31/2015                          16.10615.4861047
1.70%
12/31/2007                          N/A12.189127
12/31/2008                          12.18910.234134
12/31/2009                          10.23413.139207
12/31/2010                          13.13914.4891138
12/31/2011                          14.48915.1481556
12/31/2012                          15.14817.5571435
12/31/2013                          17.55716.0581421
12/31/2014                          16.05816.0281313
12/31/2015                          16.02815.4041175
1.75%
12/31/2009                          N/A13.10810
12/31/2010                          13.10814.44880
12/31/2011                          14.44815.097272
12/31/2012                          15.09717.490241
12/31/2013                          17.49015.989211
12/31/2014                          15.98915.951128
12/31/2015                          15.95115.322125

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008                          N/A10.19647
12/31/2009                          10.19613.077134
12/31/2010                          13.07714.407203
12/31/2011                          14.40715.047190
12/31/2012                          15.04717.423173
12/31/2013                          17.42315.919190
12/31/2014                          15.91915.874195
12/31/2015                          15.87415.240187
1.95%
12/31/2007                          N/A12.10815
12/31/2008                          12.10810.14013
12/31/2009                          10.14012.98693
12/31/2010                          12.98614.285377
12/31/2011                          14.28514.897474
12/31/2012                          14.89717.223453
12/31/2013                          17.22315.713414
12/31/2014                          15.71315.645332
12/31/2015                          15.64514.998568
2.05%
12/31/2008                          N/A10.10316
12/31/2009                          10.10312.92561
12/31/2010                          12.92514.204139
12/31/2011                          14.20414.798149
12/31/2012                          14.79817.091120
12/31/2013                          17.09115.578101
12/31/2014                          15.57815.49477
12/31/2015                          15.49414.83964
2.10%
12/31/2007                          N/A12.0590
12/31/2008                          12.05910.08471
12/31/2009                          10.08412.895143
12/31/2010                          12.89514.164169
12/31/2011                          14.16414.748147
12/31/2012                          14.74817.026152
12/31/2013                          17.02615.510151
12/31/2014                          15.51015.419130
12/31/2015                          15.41914.760117
2.15%
12/31/2008                          N/A10.0661
12/31/2009                          10.06612.8655
12/31/2010                          12.86514.12410
12/31/2011                          14.12414.6991
12/31/2012                          14.69916.9602
12/31/2013                          16.96015.4432
12/31/2014                          15.44315.3452
12/31/2015                          15.34514.6813
2.20%
12/31/2007                          N/A12.0270
12/31/2008                          12.02710.047126
12/31/2009                          10.04712.835219
12/31/2010                          12.83514.084296
12/31/2011                          14.08414.650241
12/31/2012                          14.65016.895226
12/31/2013                          16.89515.376233
12/31/2014                          15.37615.271183
12/31/2015                          15.27114.603136
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
87

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007                          N/A12.0110
12/31/2008                          12.01110.02922
12/31/2009                          10.02912.80588
12/31/2010                          12.80514.044133
12/31/2011                          14.04414.602156
12/31/2012                          14.60216.831155
12/31/2013                          16.83115.310153
12/31/2014                          15.31015.19795
12/31/2015                          15.19714.52584
2.30%
12/31/2009                          N/A12.7751
12/31/2010                          12.77514.0043
12/31/2011                          14.00414.5530
12/31/2012                          14.55316.7660
12/31/2013                          16.76615.2430
12/31/2014                          15.24315.1240
12/31/2015                          15.12414.4480
2.35%
12/31/2007                          N/A11.9790
12/31/2008                          11.9799.992109
12/31/2009                          9.99212.745374
12/31/2010                          12.74513.964576
12/31/2011                          13.96414.504485
12/31/2012                          14.50416.702453
12/31/2013                          16.70215.177397
12/31/2014                          15.17715.051327
12/31/2015                          15.05114.371264
2.40%
12/31/2007                          N/A11.9630
12/31/2008                          11.9639.97463
12/31/2009                          9.97412.716148
12/31/2010                          12.71613.925183
12/31/2011                          13.92514.456174
12/31/2012                          14.45616.638149
12/31/2013                          16.63815.111149
12/31/2014                          15.11114.978128
12/31/2015                          14.97814.29499
2.45%
12/31/2007                          N/A11.9470
12/31/2008                          11.9479.95548
12/31/2009                          9.95512.68659
12/31/2010                          12.68613.885106
12/31/2011                          13.88514.40883
12/31/2012                          14.40816.57469
12/31/2013                          16.57415.04646
12/31/2014                          15.04614.90643
12/31/2015                          14.90614.21829
2.50%
12/31/2007                          N/A11.9310
12/31/2008                          11.9319.93790
12/31/2009                          9.93712.656259
12/31/2010                          12.65613.846351
12/31/2011                          13.84614.360265
12/31/2012                          14.36016.511231
12/31/2013                          16.51114.981194
12/31/2014                          14.98114.834157
12/31/2015                          14.83414.142137

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007                          N/A11.9150
12/31/2008                          11.9159.91926
12/31/2009                          9.91912.62778
12/31/2010                          12.62713.807112
12/31/2011                          13.80714.31289
12/31/2012                          14.31216.44775
12/31/2013                          16.44714.91681
12/31/2014                          14.91614.76277
12/31/2015                          14.76214.06768
2.60%
12/31/2007                          N/A11.8990
12/31/2008                          11.8999.90140
12/31/2009                          9.90112.597120
12/31/2010                          12.59713.767227
12/31/2011                          13.76714.264193
12/31/2012                          14.26416.384152
12/31/2013                          16.38414.85188
12/31/2014                          14.85114.691102
12/31/2015                          14.69113.99276
2.65%
12/31/2007                          N/A11.8830
12/31/2008                          11.8839.88242
12/31/2009                          9.88212.568162
12/31/2010                          12.56813.728205
12/31/2011                          13.72814.217175
12/31/2012                          14.21716.321164
12/31/2013                          16.32114.787169
12/31/2014                          14.78714.620157
12/31/2015                          14.62013.918137
2.70%
12/31/2007                          N/A11.8670
12/31/2008                          11.8679.86411
12/31/2009                          9.86412.53853
12/31/2010                          12.53813.69055
12/31/2011                          13.69014.16928
12/31/2012                          14.16916.25926
12/31/2013                          16.25914.72324
12/31/2014                          14.72314.54925
12/31/2015                          14.54913.84318
2.75%
12/31/2007                          N/A11.8510
12/31/2008                          11.8519.84619
12/31/2009                          9.84612.50963
12/31/2010                          12.50913.65175
12/31/2011                          13.65114.12273
12/31/2012                          14.12216.19753
12/31/2013                          16.19714.65947
12/31/2014                          14.65914.47993
12/31/2015                          14.47913.77081
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
88

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007                          N/A11.8350
12/31/2008                          11.8359.8289
12/31/2009                          9.82812.480111
12/31/2010                          12.48013.612141
12/31/2011                          13.61214.07588
12/31/2012                          14.07516.13582
12/31/2013                          16.13514.59683
12/31/2014                          14.59614.40965
12/31/2015                          14.40913.69661
2.85%
12/31/2007                          N/A11.8200
12/31/2008                          11.8209.8106
12/31/2009                          9.81012.45125
12/31/2010                          12.45113.57331
12/31/2011                          13.57314.02831
12/31/2012                          14.02816.07329
12/31/2013                          16.07314.53317
12/31/2014                          14.53314.33912
12/31/2015                          14.33913.62311
2.90%
12/31/2007                          N/A11.8040
12/31/2008                          11.8049.79211
12/31/2009                          9.79212.42248
12/31/2010                          12.42213.53544
12/31/2011                          13.53513.98237
12/31/2012                          13.98216.01138
12/31/2013                          16.01114.47031
12/31/2014                          14.47014.27039
12/31/2015                          14.27013.55136
2.95%
12/31/2007                          N/A11.7880
12/31/2008                          11.7889.7744
12/31/2009                          9.77412.39372
12/31/2010                          12.39313.49739
12/31/2011                          13.49713.93517
12/31/2012                          13.93515.95029
12/31/2013                          15.95014.40717
12/31/2014                          14.40714.20118
12/31/2015                          14.20113.47916
3.00%
12/31/2008                          N/A9.7560
12/31/2009                          9.75612.3646
12/31/2010                          12.36413.4586
12/31/2011                          13.45813.8895
12/31/2012                          13.88915.8894
12/31/2013                          15.88914.3455
12/31/2014                          14.34514.1332
12/31/2015                          14.13313.4070
3.05%
12/31/2009                          N/A12.33520
12/31/2010                          12.33513.42026
12/31/2011                          13.42013.84225
12/31/2012                          13.84215.82826
12/31/2013                          15.82814.28210
12/31/2014                          14.28214.06411
12/31/2015                          14.06413.33611

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009                          N/A12.30617
12/31/2010                          12.30613.38231
12/31/2011                          13.38213.79621
12/31/2012                          13.79615.76721
12/31/2013                          15.76714.2216
12/31/2014                          14.22113.9976
12/31/2015                          13.99713.2645
3.15%
12/31/2009                          N/A12.2773
12/31/2010                          12.27713.34421
12/31/2011                          13.34413.7502
12/31/2012                          13.75015.7071
12/31/2013                          15.70714.1593
12/31/2014                          14.15913.9294
12/31/2015                          13.92913.1943
3.20%
12/31/2013                          N/A22.1020
12/31/2014                          22.10221.7320
12/31/2015                          21.73220.5750
3.25%
12/31/2013                          N/A21.9780
12/31/2014                          21.97821.5990
12/31/2015                          21.59920.4390
3.30%
12/31/2013                          N/A13.9760
12/31/2014                          13.97613.7280
12/31/2015                          13.72812.9841
3.35%
12/31/2013                          N/A21.7310
12/31/2014                          21.73121.3351
12/31/2015                          21.33520.1691
3.40%
12/31/2013                          N/A21.6090
12/31/2014                          21.60921.2050
12/31/2015                          21.20520.0360
PIMCO VIT Global Advantage Strategy Bond Portfolio
1.65%
12/31/2011                          N/A9.797608
12/31/2012                          9.79710.233990
12/31/2013                          10.2339.7491003
12/31/2014                          9.7499.4461007
12/31/2015                          9.4468.824958
1.70%
12/31/2011                          N/A9.794358
12/31/2012                          9.79410.224839
12/31/2013                          10.2249.7361132
12/31/2014                          9.7369.4291111
12/31/2015                          9.4298.8031149
1.75%
12/31/2011                          N/A9.79128
12/31/2012                          9.79110.21647
12/31/2013                          10.2169.72326
12/31/2014                          9.7239.41119
12/31/2015                          9.4118.78317
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
89

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2011                          N/A9.7887
12/31/2012                          9.78810.20711
12/31/2013                          10.2079.7109
12/31/2014                          9.7109.39416
12/31/2015                          9.3948.7629
1.95%
12/31/2011                          N/A9.778234
12/31/2012                          9.77810.182387
12/31/2013                          10.1829.671291
12/31/2014                          9.6719.342273
12/31/2015                          9.3428.701243
2.05%
12/31/2011                          N/A9.77117
12/31/2012                          9.77110.16421
12/31/2013                          10.1649.64522
12/31/2014                          9.6459.30818
12/31/2015                          9.3088.66021
2.10%
12/31/2011                          N/A9.7685
12/31/2012                          9.76810.15611
12/31/2013                          10.1569.63228
12/31/2014                          9.6329.29133
12/31/2015                          9.2918.64033
2.15%
12/31/2011                          N/A9.7651
12/31/2012                          9.76510.1470
12/31/2013                          10.1479.6190
12/31/2014                          9.6199.2740
12/31/2015                          9.2748.6200
2.20%
12/31/2011                          N/A9.76129
12/31/2012                          9.76110.13938
12/31/2013                          10.1399.60643
12/31/2014                          9.6069.25751
12/31/2015                          9.2578.60048
2.25%
12/31/2011                          N/A9.75812
12/31/2012                          9.75810.13022
12/31/2013                          10.1309.59322
12/31/2014                          9.5939.24028
12/31/2015                          9.2408.58033
2.30%
12/31/2011                          N/A9.7556
12/31/2012                          9.75510.12211
12/31/2013                          10.1229.58112
12/31/2014                          9.5819.2230
12/31/2015                          9.2238.5600
2.35%
12/31/2011                          N/A9.75259
12/31/2012                          9.75210.11358
12/31/2013                          10.1139.56852
12/31/2014                          9.5689.20660
12/31/2015                          9.2068.54061

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2011                          N/A9.7487
12/31/2012                          9.74810.10522
12/31/2013                          10.1059.55525
12/31/2014                          9.5559.18936
12/31/2015                          9.1898.52034
2.45%
12/31/2011                          N/A9.74524
12/31/2012                          9.74510.0976
12/31/2013                          10.0979.54221
12/31/2014                          9.5429.17214
12/31/2015                          9.1728.5008
2.50%
12/31/2011                          N/A9.74260
12/31/2012                          9.74210.08870
12/31/2013                          10.0889.52949
12/31/2014                          9.5299.15553
12/31/2015                          9.1558.48031
2.55%
12/31/2011                          N/A9.7381
12/31/2012                          9.73810.0804
12/31/2013                          10.0809.5179
12/31/2014                          9.5179.1394
12/31/2015                          9.1398.4607
2.60%
12/31/2011                          N/A9.73540
12/31/2012                          9.73510.07140
12/31/2013                          10.0719.50449
12/31/2014                          9.5049.12236
12/31/2015                          9.1228.44027
2.65%
12/31/2011                          N/A9.73248
12/31/2012                          9.73210.0636
12/31/2013                          10.0639.49115
12/31/2014                          9.4919.1057
12/31/2015                          9.1058.42112
2.70%
12/31/2011                          N/A9.7291
12/31/2012                          9.72910.0543
12/31/2013                          10.0549.47910
12/31/2014                          9.4799.0882
12/31/2015                          9.0888.4012
2.75%
12/31/2011                          N/A9.72512
12/31/2012                          9.72510.04616
12/31/2013                          10.0469.46611
12/31/2014                          9.4669.07215
12/31/2015                          9.0728.38116
2.80%
12/31/2011                          N/A9.7226
12/31/2012                          9.72210.0376
12/31/2013                          10.0379.4534
12/31/2014                          9.4539.0552
12/31/2015                          9.0558.3625
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
90

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2011                          N/A9.7195
12/31/2012                          9.71910.0295
12/31/2013                          10.0299.4414
12/31/2014                          9.4419.0384
12/31/2015                          9.0388.3423
2.90%
12/31/2011                          N/A9.71666
12/31/2012                          9.71610.021159
12/31/2013                          10.0219.4280
12/31/2014                          9.4289.0220
12/31/2015                          9.0228.3230
2.95%
12/31/2011                          N/A9.7121
12/31/2012                          9.71210.0121
12/31/2013                          10.0129.4152
12/31/2014                          9.4159.0054
12/31/2015                          9.0058.3030
3.00%
12/31/2011                          N/A9.7090
12/31/2012                          9.70910.0040
12/31/2013                          10.0049.4030
12/31/2014                          9.4038.9890
12/31/2015                          8.9898.2844
3.05%
12/31/2011                          N/A9.70666
12/31/2012                          9.7069.995155
12/31/2013                          9.9959.3900
12/31/2014                          9.3908.9720
12/31/2015                          8.9728.2640
3.10%
12/31/2011                          N/A9.7030
12/31/2012                          9.7039.9870
12/31/2013                          9.9879.3780
12/31/2014                          9.3788.9560
12/31/2015                          8.9568.2450
3.15%
12/31/2011                          N/A9.6990
12/31/2012                          9.6999.9790
12/31/2013                          9.9799.3650
12/31/2014                          9.3658.9390
12/31/2015                          8.9398.2260
3.20%
12/31/2013                          N/A9.3480
12/31/2014                          9.3488.9180
12/31/2015                          8.9188.2023
3.25%
12/31/2013                          N/A9.3350
12/31/2014                          9.3358.9020
12/31/2015                          8.9028.1830
3.30%
12/31/2013                          N/A9.3230
12/31/2014                          9.3238.8860
12/31/2015                          8.8868.1650
3.35%
12/31/2013                          N/A9.3100
12/31/2014                          9.3108.8690
12/31/2015                          8.8698.1450

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.40%
12/31/2013                          N/A9.2970
12/31/2014                          9.2978.8520
12/31/2015                          8.8528.1260
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
12/31/2007                          N/A10.37134
12/31/2008                          10.37110.11456
12/31/2009                          10.11411.62743
12/31/2010                          11.62712.770371
12/31/2011                          12.77013.513523
12/31/2012                          13.51314.214512
12/31/2013                          14.21412.796507
12/31/2014                          12.79612.872434
12/31/2015                          12.87212.150361
1.70%
12/31/2007                          N/A10.357212
12/31/2008                          10.35710.096223
12/31/2009                          10.09611.600137
12/31/2010                          11.60012.734595
12/31/2011                          12.73413.468736
12/31/2012                          13.46814.159709
12/31/2013                          14.15912.741752
12/31/2014                          12.74112.809738
12/31/2015                          12.80912.086695
1.75%
12/31/2009                          N/A11.5725
12/31/2010                          11.57212.69819
12/31/2011                          12.69813.42342
12/31/2012                          13.42314.10539
12/31/2013                          14.10512.68523
12/31/2014                          12.68512.74822
12/31/2015                          12.74812.02115
1.80%
12/31/2008                          N/A10.05991
12/31/2009                          10.05911.545199
12/31/2010                          11.54512.662174
12/31/2011                          12.66213.378154
12/31/2012                          13.37814.051154
12/31/2013                          14.05112.630155
12/31/2014                          12.63012.686158
12/31/2015                          12.68611.957147
1.95%
12/31/2007                          N/A10.28826
12/31/2008                          10.28810.00330
12/31/2009                          10.00311.465113
12/31/2010                          11.46512.554222
12/31/2011                          12.55413.245335
12/31/2012                          13.24513.890287
12/31/2013                          13.89012.467303
12/31/2014                          12.46712.503288
12/31/2015                          12.50311.767246
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
91

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008                          N/A9.96793
12/31/2009                          9.96711.41158
12/31/2010                          11.41112.48376
12/31/2011                          12.48313.15791
12/31/2012                          13.15713.78488
12/31/2013                          13.78412.35990
12/31/2014                          12.35912.38387
12/31/2015                          12.38311.64261
2.10%
12/31/2007                          N/A10.2470
12/31/2008                          10.2479.948100
12/31/2009                          9.94811.385161
12/31/2010                          11.38512.448142
12/31/2011                          12.44813.113124
12/31/2012                          13.11313.731152
12/31/2013                          13.73112.306144
12/31/2014                          12.30612.323123
12/31/2015                          12.32311.580113
2.15%
12/31/2008                          N/A9.9306
12/31/2009                          9.93011.3584
12/31/2010                          11.35812.4124
12/31/2011                          12.41213.0693
12/31/2012                          13.06913.6782
12/31/2013                          13.67812.2522
12/31/2014                          12.25212.2632
12/31/2015                          12.26311.5191
2.20%
12/31/2007                          N/A10.2190
12/31/2008                          10.2199.912188
12/31/2009                          9.91211.331277
12/31/2010                          11.33112.377257
12/31/2011                          12.37713.026225
12/31/2012                          13.02613.626208
12/31/2013                          13.62612.199211
12/31/2014                          12.19912.204191
12/31/2015                          12.20411.457157
2.25%
12/31/2007                          N/A10.2060
12/31/2008                          10.2069.89470
12/31/2009                          9.89411.305133
12/31/2010                          11.30512.342158
12/31/2011                          12.34212.982143
12/31/2012                          12.98213.574156
12/31/2013                          13.57412.147133
12/31/2014                          12.14712.145128
12/31/2015                          12.14511.396105
2.30%
12/31/2009                          N/A11.2792
12/31/2010                          11.27912.3070
12/31/2011                          12.30712.9390
12/31/2012                          12.93913.5220
12/31/2013                          13.52212.0940
12/31/2014                          12.09412.0870
12/31/2015                          12.08711.3360

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007                          N/A10.1780
12/31/2008                          10.1789.857246
12/31/2009                          9.85711.252494
12/31/2010                          11.25212.272467
12/31/2011                          12.27212.896391
12/31/2012                          12.89613.470354
12/31/2013                          13.47012.042326
12/31/2014                          12.04212.028275
12/31/2015                          12.02811.275239
2.40%
12/31/2007                          N/A10.1650
12/31/2008                          10.1659.83973
12/31/2009                          9.83911.226208
12/31/2010                          11.22612.237234
12/31/2011                          12.23712.853169
12/31/2012                          12.85313.418141
12/31/2013                          13.41811.989133
12/31/2014                          11.98911.970162
12/31/2015                          11.97011.215106
2.45%
12/31/2007                          N/A10.1510
12/31/2008                          10.1519.82158
12/31/2009                          9.82111.20094
12/31/2010                          11.20012.203106
12/31/2011                          12.20312.81091
12/31/2012                          12.81013.36773
12/31/2013                          13.36711.93768
12/31/2014                          11.93711.91260
12/31/2015                          11.91211.15554
2.50%
12/31/2007                          N/A10.1380
12/31/2008                          10.1389.803186
12/31/2009                          9.80311.174338
12/31/2010                          11.17412.168305
12/31/2011                          12.16812.767265
12/31/2012                          12.76713.316246
12/31/2013                          13.31611.886215
12/31/2014                          11.88611.855194
12/31/2015                          11.85511.096147
2.55%
12/31/2007                          N/A10.1240
12/31/2008                          10.1249.78537
12/31/2009                          9.78511.147106
12/31/2010                          11.14712.13498
12/31/2011                          12.13412.72587
12/31/2012                          12.72513.26570
12/31/2013                          13.26511.83458
12/31/2014                          11.83411.79859
12/31/2015                          11.79811.03759
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
92

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A10.1110
12/31/2008                          10.1119.76771
12/31/2009                          9.76711.121121
12/31/2010                          11.12112.099130
12/31/2011                          12.09912.682112
12/31/2012                          12.68213.214104
12/31/2013                          13.21411.783109
12/31/2014                          11.78311.74191
12/31/2015                          11.74110.97893
2.65%
12/31/2007                          N/A10.0970
12/31/2008                          10.0979.74999
12/31/2009                          9.74911.095237
12/31/2010                          11.09512.065253
12/31/2011                          12.06512.640249
12/31/2012                          12.64013.163230
12/31/2013                          13.16311.732188
12/31/2014                          11.73211.684167
12/31/2015                          11.68410.920142
2.70%
12/31/2007                          N/A10.0840
12/31/2008                          10.0849.73131
12/31/2009                          9.73111.06950
12/31/2010                          11.06912.03161
12/31/2011                          12.03112.59843
12/31/2012                          12.59813.11335
12/31/2013                          13.11311.68128
12/31/2014                          11.68111.62824
12/31/2015                          11.62810.86117
2.75%
12/31/2007                          N/A10.0700
12/31/2008                          10.0709.71323
12/31/2009                          9.71311.04488
12/31/2010                          11.04411.99784
12/31/2011                          11.99712.55669
12/31/2012                          12.55613.06264
12/31/2013                          13.06211.63164
12/31/2014                          11.63111.57160
12/31/2015                          11.57110.80467
2.80%
12/31/2007                          N/A10.0570
12/31/2008                          10.0579.69527
12/31/2009                          9.69511.01892
12/31/2010                          11.01811.963105
12/31/2011                          11.96312.51486
12/31/2012                          12.51413.01279
12/31/2013                          13.01211.58077
12/31/2014                          11.58011.51572
12/31/2015                          11.51510.74666

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A10.0430
12/31/2008                          10.0439.6782
12/31/2009                          9.67810.99210
12/31/2010                          10.99211.92919
12/31/2011                          11.92912.4734
12/31/2012                          12.47312.9624
12/31/2013                          12.96211.5306
12/31/2014                          11.53011.4606
12/31/2015                          11.46010.6895
2.90%
12/31/2007                          N/A10.0300
12/31/2008                          10.0309.66012
12/31/2009                          9.66010.96657
12/31/2010                          10.96611.89553
12/31/2011                          11.89512.43139
12/31/2012                          12.43112.91336
12/31/2013                          12.91311.48037
12/31/2014                          11.48011.40539
12/31/2015                          11.40510.63239
2.95%
12/31/2007                          N/A10.0160
12/31/2008                          10.0169.6426
12/31/2009                          9.64210.94166
12/31/2010                          10.94111.86176
12/31/2011                          11.86112.39061
12/31/2012                          12.39012.86362
12/31/2013                          12.86311.43047
12/31/2014                          11.43011.34943
12/31/2015                          11.34910.57540
3.00%
12/31/2008                          N/A9.6241
12/31/2009                          9.62410.9154
12/31/2010                          10.91511.8287
12/31/2011                          11.82812.3487
12/31/2012                          12.34812.81410
12/31/2013                          12.81411.3812
12/31/2014                          11.38111.2952
12/31/2015                          11.29510.5192
3.05%
12/31/2009                          N/A10.89020
12/31/2010                          10.89011.79415
12/31/2011                          11.79412.30715
12/31/2012                          12.30712.76512
12/31/2013                          12.76511.3328
12/31/2014                          11.33211.2408
12/31/2015                          11.24010.46310
3.10%
12/31/2009                          N/A10.86419
12/31/2010                          10.86411.76118
12/31/2011                          11.76112.26620
12/31/2012                          12.26612.71621
12/31/2013                          12.71611.28317
12/31/2014                          11.28311.18614
12/31/2015                          11.18610.40714
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
93

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2009                          N/A10.8395
12/31/2010                          10.83911.7275
12/31/2011                          11.72712.2255
12/31/2012                          12.22512.6676
12/31/2013                          12.66711.2347
12/31/2014                          11.23411.1328
12/31/2015                          11.13210.35213
3.20%
12/31/2013                          N/A15.1880
12/31/2014                          15.18815.0430
12/31/2015                          15.04313.9820
3.25%
12/31/2013                          N/A15.0980
12/31/2014                          15.09814.9460
12/31/2015                          14.94613.8840
3.30%
12/31/2013                          N/A11.0880
12/31/2014                          11.08810.9710
12/31/2015                          10.97110.1871
3.35%
12/31/2013                          N/A14.9170
12/31/2014                          14.91714.7530
12/31/2015                          14.75313.6910
3.40%
12/31/2013                          N/A14.8280
12/31/2014                          14.82814.6570
12/31/2015                          14.65713.5960
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.65%
12/31/2009                          N/A10.00685
12/31/2010                          10.00610.9602429
12/31/2011                          10.96010.5945248
12/31/2012                          10.59411.3445592
12/31/2013                          11.34410.2804702
12/31/2014                          10.28010.5873619
12/31/2015                          10.58710.3992865
1.70%
12/31/2009                          N/A10.00566
12/31/2010                          10.00510.9531769
12/31/2011                          10.95310.5823530
12/31/2012                          10.58211.3263742
12/31/2013                          11.32610.2593603
12/31/2014                          10.25910.5603111
12/31/2015                          10.56010.3672777
1.75%
12/31/2009                          N/A10.0044
12/31/2010                          10.00410.947309
12/31/2011                          10.94710.571740
12/31/2012                          10.57111.308723
12/31/2013                          11.30810.237642
12/31/2014                          10.23710.533221
12/31/2015                          10.53310.335173

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2009                          N/A10.0034
12/31/2010                          10.00310.94093
12/31/2011                          10.94010.559118
12/31/2012                          10.55911.290104
12/31/2013                          11.29010.21655
12/31/2014                          10.21610.50536
12/31/2015                          10.50510.30325
1.95%
12/31/2009                          N/A10.00018
12/31/2010                          10.00010.921564
12/31/2011                          10.92110.5241162
12/31/2012                          10.52411.2361193
12/31/2013                          11.23610.1521126
12/31/2014                          10.15210.424899
12/31/2015                          10.42410.208769
2.05%
12/31/2009                          N/A9.9982
12/31/2010                          9.99810.90859
12/31/2011                          10.90810.501133
12/31/2012                          10.50111.200118
12/31/2013                          11.20010.109103
12/31/2014                          10.10910.37080
12/31/2015                          10.37010.14561
2.10%
12/31/2009                          N/A9.99715
12/31/2010                          9.99710.901192
12/31/2011                          10.90110.490254
12/31/2012                          10.49011.182308
12/31/2013                          11.18210.088231
12/31/2014                          10.08810.343210
12/31/2015                          10.34310.113205
2.15%
12/31/2009                          N/A9.9960
12/31/2010                          9.99610.89525
12/31/2011                          10.89510.47824
12/31/2012                          10.47811.16426
12/31/2013                          11.16410.06722
12/31/2014                          10.06710.31620
12/31/2015                          10.31610.08217
2.20%
12/31/2009                          N/A9.99538
12/31/2010                          9.99510.888240
12/31/2011                          10.88810.467275
12/31/2012                          10.46711.146183
12/31/2013                          11.14610.046120
12/31/2014                          10.04610.28992
12/31/2015                          10.28910.051128
2.25%
12/31/2009                          N/A9.9947
12/31/2010                          9.99410.882182
12/31/2011                          10.88210.455123
12/31/2012                          10.45511.129129
12/31/2013                          11.12910.025137
12/31/2014                          10.02510.262135
12/31/2015                          10.26210.020126
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
94

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009                          N/A9.9930
12/31/2010                          9.99310.8750
12/31/2011                          10.87510.4441
12/31/2012                          10.44411.1111
12/31/2013                          11.11110.0040
12/31/2014                          10.00410.2360
12/31/2015                          10.2369.9890
2.35%
12/31/2009                          N/A9.99290
12/31/2010                          9.99210.869486
12/31/2011                          10.86910.433682
12/31/2012                          10.43311.093634
12/31/2013                          11.0939.983540
12/31/2014                          9.98310.209408
12/31/2015                          10.2099.958453
2.40%
12/31/2009                          N/A9.9910
12/31/2010                          9.99110.86272
12/31/2011                          10.86210.42199
12/31/2012                          10.42111.07594
12/31/2013                          11.0759.96281
12/31/2014                          9.96210.18375
12/31/2015                          10.1839.92785
2.45%
12/31/2009                          N/A9.9903
12/31/2010                          9.99010.85686
12/31/2011                          10.85610.410113
12/31/2012                          10.41011.058105
12/31/2013                          11.0589.941102
12/31/2014                          9.94110.15676
12/31/2015                          10.1569.89668
2.50%
12/31/2009                          N/A9.98925
12/31/2010                          9.98910.849332
12/31/2011                          10.84910.398495
12/31/2012                          10.39811.040457
12/31/2013                          11.0409.920395
12/31/2014                          9.92010.130317
12/31/2015                          10.1309.866266
2.55%
12/31/2009                          N/A9.9891
12/31/2010                          9.98910.84311
12/31/2011                          10.84310.38717
12/31/2012                          10.38711.02212
12/31/2013                          11.0229.90015
12/31/2014                          9.90010.10419
12/31/2015                          10.1049.83518
2.60%
12/31/2009                          N/A9.9889
12/31/2010                          9.98810.83671
12/31/2011                          10.83610.376142
12/31/2012                          10.37611.005127
12/31/2013                          11.0059.879106
12/31/2014                          9.87910.07889
12/31/2015                          10.0789.80568

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2009                          N/A9.9879
12/31/2010                          9.98710.830178
12/31/2011                          10.83010.364279
12/31/2012                          10.36410.987306
12/31/2013                          10.9879.858271
12/31/2014                          9.85810.051231
12/31/2015                          10.0519.775235
2.70%
12/31/2009                          N/A9.9860
12/31/2010                          9.98610.82327
12/31/2011                          10.82310.35361
12/31/2012                          10.35310.97072
12/31/2013                          10.9709.83757
12/31/2014                          9.83710.02554
12/31/2015                          10.0259.74469
2.75%
12/31/2009                          N/A9.9851
12/31/2010                          9.98510.81757
12/31/2011                          10.81710.342198
12/31/2012                          10.34210.952163
12/31/2013                          10.9529.817117
12/31/2014                          9.8179.99983
12/31/2015                          9.9999.71455
2.80%
12/31/2009                          N/A9.9849
12/31/2010                          9.98410.81062
12/31/2011                          10.81010.330108
12/31/2012                          10.33010.935114
12/31/2013                          10.9359.796124
12/31/2014                          9.7969.973104
12/31/2015                          9.9739.684103
2.85%
12/31/2009                          N/A9.9830
12/31/2010                          9.98310.8049
12/31/2011                          10.80410.31932
12/31/2012                          10.31910.91739
12/31/2013                          10.9179.77642
12/31/2014                          9.7769.94823
12/31/2015                          9.9489.65423
2.90%
12/31/2009                          N/A9.9822
12/31/2010                          9.98210.79829
12/31/2011                          10.79810.30864
12/31/2012                          10.30810.90065
12/31/2013                          10.9009.75521
12/31/2014                          9.7559.92218
12/31/2015                          9.9229.62423
2.95%
12/31/2009                          N/A9.9811
12/31/2010                          9.98110.79170
12/31/2011                          10.79110.296123
12/31/2012                          10.29610.882146
12/31/2013                          10.8829.735120
12/31/2014                          9.7359.89695
12/31/2015                          9.8969.59521
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
95

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2009                          N/A9.9800
12/31/2010                          9.98010.7853
12/31/2011                          10.78510.2853
12/31/2012                          10.28510.8658
12/31/2013                          10.8659.7142
12/31/2014                          9.7149.87010
12/31/2015                          9.8709.5652
3.05%
12/31/2009                          N/A9.9790
12/31/2010                          9.97910.77837
12/31/2011                          10.77810.27450
12/31/2012                          10.27410.84859
12/31/2013                          10.8489.69421
12/31/2014                          9.6949.84516
12/31/2015                          9.8459.53511
3.10%
12/31/2009                          N/A9.9783
12/31/2010                          9.97810.77243
12/31/2011                          10.77210.26338
12/31/2012                          10.26310.83040
12/31/2013                          10.8309.67423
12/31/2014                          9.6749.81924
12/31/2015                          9.8199.50622
3.15%
12/31/2009                          N/A9.9770
12/31/2010                          9.97710.7650
12/31/2011                          10.76510.2510
12/31/2012                          10.25110.8130
12/31/2013                          10.8139.6530
12/31/2014                          9.6539.7942
12/31/2015                          9.7949.4762
3.20%
12/31/2013                          N/A11.2490
12/31/2014                          11.24911.4060
12/31/2015                          11.40611.0312
3.25%
12/31/2013                          N/A11.2220
12/31/2014                          11.22211.3740
12/31/2015                          11.37410.9940
3.30%
12/31/2013                          N/A9.5930
12/31/2014                          9.5939.7180
12/31/2015                          9.7189.3891
3.35%
12/31/2013                          N/A11.1690
12/31/2014                          11.16911.3090
12/31/2015                          11.30910.9210
3.40%
12/31/2013                          N/A11.1430
12/31/2014                          11.14311.2760
12/31/2015                          11.27610.8840

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
1.65%
12/31/2012                          N/A10.220305
12/31/2013                          10.2209.438324
12/31/2014                          9.4389.736274
12/31/2015                          9.7369.476251
1.70%
12/31/2012                          N/A10.216368
12/31/2013                          10.2169.430802
12/31/2014                          9.4309.723742
12/31/2015                          9.7239.458724
1.75%
12/31/2012                          N/A10.2136
12/31/2013                          10.2139.4227
12/31/2014                          9.4229.7107
12/31/2015                          9.7109.4415
1.95%
12/31/2012                          N/A10.19929
12/31/2013                          10.1999.39062
12/31/2014                          9.3909.65961
12/31/2015                          9.6599.37264
2.05%
12/31/2012                          N/A10.1920
12/31/2013                          10.1929.3750
12/31/2014                          9.3759.6330
12/31/2015                          9.6339.3370
PIMCO VIT High Yield Portfolio
1.65%
12/31/2007                          N/A14.01724
12/31/2008                          14.01710.54130
12/31/2009                          10.54114.561115
12/31/2010                          14.56116.401829
12/31/2011                          16.40116.6752031
12/31/2012                          16.67518.7513509
12/31/2013                          18.75119.5043893
12/31/2014                          19.50419.8273567
12/31/2015                          19.82719.1823255
1.70%
12/31/2007                          N/A13.96260
12/31/2008                          13.96210.49464
12/31/2009                          10.49414.489166
12/31/2010                          14.48916.311873
12/31/2011                          16.31116.5761764
12/31/2012                          16.57618.6303056
12/31/2013                          18.63019.3683921
12/31/2014                          19.36819.6803792
12/31/2015                          19.68019.0303650
1.75%
12/31/2009                          N/A13.8843
12/31/2010                          13.88415.62260
12/31/2011                          15.62215.868373
12/31/2012                          15.86817.825372
12/31/2013                          17.82518.522544
12/31/2014                          18.52218.811514
12/31/2015                          18.81118.180423
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
96

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008                          N/A10.40144
12/31/2009                          10.40114.346297
12/31/2010                          14.34616.134467
12/31/2011                          16.13416.380745
12/31/2012                          16.38018.391501
12/31/2013                          18.39119.100626
12/31/2014                          19.10019.388602
12/31/2015                          19.38818.729446
1.95%
12/31/2007                          N/A13.6884
12/31/2008                          13.68810.2636
12/31/2009                          10.26314.134118
12/31/2010                          14.13415.872363
12/31/2011                          15.87216.089663
12/31/2012                          16.08918.038911
12/31/2013                          18.03818.7061055
12/31/2014                          18.70618.959997
12/31/2015                          18.95918.287902
2.05%
12/31/2008                          N/A10.17222
12/31/2009                          10.17213.99577
12/31/2010                          13.99515.699127
12/31/2011                          15.69915.899229
12/31/2012                          15.89917.806292
12/31/2013                          17.80618.447330
12/31/2014                          18.44718.678261
12/31/2015                          18.67817.998231
2.10%
12/31/2007                          N/A13.5260
12/31/2008                          13.52610.12663
12/31/2009                          10.12613.925142
12/31/2010                          13.92515.614208
12/31/2011                          15.61415.804190
12/31/2012                          15.80417.692200
12/31/2013                          17.69218.319256
12/31/2014                          18.31918.539240
12/31/2015                          18.53917.855205
2.15%
12/31/2008                          N/A10.0816
12/31/2009                          10.08113.8575
12/31/2010                          13.85715.52912
12/31/2011                          15.52915.71034
12/31/2012                          15.71017.57832
12/31/2013                          17.57818.19249
12/31/2014                          18.19218.40152
12/31/2015                          18.40117.71415
2.20%
12/31/2007                          N/A13.4190
12/31/2008                          13.41910.03793
12/31/2009                          10.03713.788273
12/31/2010                          13.78815.444315
12/31/2011                          15.44415.617351
12/31/2012                          15.61717.464388
12/31/2013                          17.46418.065498
12/31/2014                          18.06518.265411
12/31/2015                          18.26517.573313

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007                          N/A13.3660
12/31/2008                          13.3669.99250
12/31/2009                          9.99213.720114
12/31/2010                          13.72015.360170
12/31/2011                          15.36015.524187
12/31/2012                          15.52417.352197
12/31/2013                          17.35217.940268
12/31/2014                          17.94018.129227
12/31/2015                          18.12917.434178
2.30%
12/31/2009                          N/A13.6521
12/31/2010                          13.65215.2762
12/31/2011                          15.27615.4324
12/31/2012                          15.43217.2407
12/31/2013                          17.24017.8167
12/31/2014                          17.81617.9947
12/31/2015                          17.99417.2969
2.35%
12/31/2007                          N/A13.2610
12/31/2008                          13.2619.903113
12/31/2009                          9.90313.584551
12/31/2010                          13.58415.193642
12/31/2011                          15.19315.340630
12/31/2012                          15.34017.129779
12/31/2013                          17.12917.692677
12/31/2014                          17.69217.860594
12/31/2015                          17.86017.158500
2.40%
12/31/2007                          N/A13.2090
12/31/2008                          13.2099.85942
12/31/2009                          9.85913.517127
12/31/2010                          13.51715.110162
12/31/2011                          15.11015.249142
12/31/2012                          15.24917.019389
12/31/2013                          17.01917.569334
12/31/2014                          17.56917.727304
12/31/2015                          17.72717.022241
2.45%
12/31/2007                          N/A13.1560
12/31/2008                          13.1569.81551
12/31/2009                          9.81513.450112
12/31/2010                          13.45015.028132
12/31/2011                          15.02815.158122
12/31/2012                          15.15816.909152
12/31/2013                          16.90917.447163
12/31/2014                          17.44717.596130
12/31/2015                          17.59616.887115
2.50%
12/31/2007                          N/A13.1040
12/31/2008                          13.1049.77170
12/31/2009                          9.77113.383416
12/31/2010                          13.38314.946561
12/31/2011                          14.94615.068458
12/31/2012                          15.06816.800602
12/31/2013                          16.80017.326574
12/31/2014                          17.32617.465466
12/31/2015                          17.46516.753377
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
97

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007                          N/A13.0530
12/31/2008                          13.0539.72822
12/31/2009                          9.72813.31753
12/31/2010                          13.31714.86576
12/31/2011                          14.86514.97968
12/31/2012                          14.97916.69286
12/31/2013                          16.69217.20696
12/31/2014                          17.20617.33581
12/31/2015                          17.33516.62062
2.60%
12/31/2007                          N/A13.0010
12/31/2008                          13.0019.68541
12/31/2009                          9.68513.251183
12/31/2010                          13.25114.784215
12/31/2011                          14.78414.890204
12/31/2012                          14.89016.584265
12/31/2013                          16.58417.087311
12/31/2014                          17.08717.206266
12/31/2015                          17.20616.489256
2.65%
12/31/2007                          N/A12.9500
12/31/2008                          12.9509.64139
12/31/2009                          9.64113.186203
12/31/2010                          13.18614.703259
12/31/2011                          14.70314.801272
12/31/2012                          14.80116.477312
12/31/2013                          16.47716.968329
12/31/2014                          16.96817.078280
12/31/2015                          17.07816.358245
2.70%
12/31/2007                          N/A12.8980
12/31/2008                          12.8989.59912
12/31/2009                          9.59913.12072
12/31/2010                          13.12014.62339
12/31/2011                          14.62314.71342
12/31/2012                          14.71316.37142
12/31/2013                          16.37116.85029
12/31/2014                          16.85016.95124
12/31/2015                          16.95116.22821
2.75%
12/31/2007                          N/A12.8470
12/31/2008                          12.8479.55618
12/31/2009                          9.55613.055117
12/31/2010                          13.05514.543170
12/31/2011                          14.54314.626231
12/31/2012                          14.62616.266254
12/31/2013                          16.26616.733196
12/31/2014                          16.73316.825113
12/31/2015                          16.82516.099113

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007                          N/A12.7970
12/31/2008                          12.7979.5133
12/31/2009                          9.51312.991109
12/31/2010                          12.99114.464138
12/31/2011                          14.46414.539123
12/31/2012                          14.53916.161129
12/31/2013                          16.16116.617123
12/31/2014                          16.61716.70091
12/31/2015                          16.70015.97262
2.85%
12/31/2007                          N/A12.7460
12/31/2008                          12.7469.4714
12/31/2009                          9.47112.92730
12/31/2010                          12.92714.38523
12/31/2011                          14.38514.45231
12/31/2012                          14.45216.05724
12/31/2013                          16.05716.50214
12/31/2014                          16.50216.57622
12/31/2015                          16.57615.84521
2.90%
12/31/2007                          N/A12.6960
12/31/2008                          12.6969.42921
12/31/2009                          9.42912.863116
12/31/2010                          12.86314.307107
12/31/2011                          14.30714.366121
12/31/2012                          14.36615.95380
12/31/2013                          15.95316.38783
12/31/2014                          16.38716.45248
12/31/2015                          16.45215.71946
2.95%
12/31/2007                          N/A12.6450
12/31/2008                          12.6459.3878
12/31/2009                          9.38712.799141
12/31/2010                          12.79914.229125
12/31/2011                          14.22914.28155
12/31/2012                          14.28115.850105
12/31/2013                          15.85016.27467
12/31/2014                          16.27416.33058
12/31/2015                          16.33015.59541
3.00%
12/31/2008                          N/A9.3450
12/31/2009                          9.34512.73622
12/31/2010                          12.73614.1528
12/31/2011                          14.15214.1969
12/31/2012                          14.19615.74815
12/31/2013                          15.74816.16111
12/31/2014                          16.16116.20913
12/31/2015                          16.20915.47111
3.05%
12/31/2009                          N/A12.67285
12/31/2010                          12.67214.07598
12/31/2011                          14.07514.11295
12/31/2012                          14.11215.64752
12/31/2013                          15.64716.04850
12/31/2014                          16.04816.08826
12/31/2015                          16.08815.34823
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
98

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2009                          N/A12.61014
12/31/2010                          12.61013.99817
12/31/2011                          13.99814.0288
12/31/2012                          14.02815.54635
12/31/2013                          15.54615.93718
12/31/2014                          15.93715.96811
12/31/2015                          15.96815.22610
3.15%
12/31/2009                          N/A12.5471
12/31/2010                          12.54713.92214
12/31/2011                          13.92213.9451
12/31/2012                          13.94515.44620
12/31/2013                          15.44615.8262
12/31/2014                          15.82615.8504
12/31/2015                          15.85015.1064
3.20%
12/31/2013                          N/A15.4780
12/31/2014                          15.47815.4922
12/31/2015                          15.49214.7581
3.25%
12/31/2013                          N/A15.3560
12/31/2014                          15.35615.3640
12/31/2015                          15.36414.6280
3.30%
12/31/2013                          N/A15.5800
12/31/2014                          15.58015.5801
12/31/2015                          15.58014.8261
3.35%
12/31/2013                          N/A15.1171
12/31/2014                          15.11715.1092
12/31/2015                          15.10914.3712
3.40%
12/31/2013                          N/A14.9990
12/31/2014                          14.99914.9840
12/31/2015                          14.98414.2440
PIMCO VIT Real Return Portfolio
1.65%
12/31/2007                          N/A12.18136
12/31/2008                          12.18111.13664
12/31/2009                          11.13612.968116
12/31/2010                          12.96813.7911068
12/31/2011                          13.79115.1502244
12/31/2012                          15.15016.2063671
12/31/2013                          16.20614.4722974
12/31/2014                          14.47214.6762673
12/31/2015                          14.67614.0452305
1.70%
12/31/2007                          N/A12.15377
12/31/2008                          12.15311.104190
12/31/2009                          11.10412.925285
12/31/2010                          12.92513.7381229
12/31/2011                          13.73815.0852613
12/31/2012                          15.08516.1283738
12/31/2013                          16.12814.3953611
12/31/2014                          14.39514.5913399
12/31/2015                          14.59113.9573229

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009                          N/A12.8726
12/31/2010                          12.87213.67468
12/31/2011                          13.67415.007338
12/31/2012                          15.00716.037473
12/31/2013                          16.03714.307300
12/31/2014                          14.30714.494278
12/31/2015                          14.49413.857245
1.80%
12/31/2008                          N/A11.042122
12/31/2009                          11.04212.839402
12/31/2010                          12.83913.633318
12/31/2011                          13.63314.954418
12/31/2012                          14.95415.973550
12/31/2013                          15.97314.242537
12/31/2014                          14.24214.421517
12/31/2015                          14.42113.781406
1.95%
12/31/2007                          N/A12.01122
12/31/2008                          12.01110.94837
12/31/2009                          10.94812.711277
12/31/2010                          12.71113.477462
12/31/2011                          13.47714.761928
12/31/2012                          14.76115.7431190
12/31/2013                          15.74314.015954
12/31/2014                          14.01514.171842
12/31/2015                          14.17113.521800
2.05%
12/31/2008                          N/A10.88675
12/31/2009                          10.88612.627190
12/31/2010                          12.62713.374280
12/31/2011                          13.37414.633346
12/31/2012                          14.63315.591391
12/31/2013                          15.59113.867269
12/31/2014                          13.86714.006277
12/31/2015                          14.00613.351181
2.10%
12/31/2007                          N/A11.9270
12/31/2008                          11.92710.855253
12/31/2009                          10.85512.585447
12/31/2010                          12.58513.322461
12/31/2011                          13.32214.570425
12/31/2012                          14.57015.516428
12/31/2013                          15.51613.793416
12/31/2014                          13.79313.925367
12/31/2015                          13.92513.266328
2.15%
12/31/2008                          N/A10.82416
12/31/2009                          10.82412.54320
12/31/2010                          12.54313.27118
12/31/2011                          13.27114.50716
12/31/2012                          14.50715.44116
12/31/2013                          15.44113.71917
12/31/2014                          13.71913.84413
12/31/2015                          13.84413.18315
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
99

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2007                          N/A11.8720
12/31/2008                          11.87210.794262
12/31/2009                          10.79412.501512
12/31/2010                          12.50113.221479
12/31/2011                          13.22114.444486
12/31/2012                          14.44415.366518
12/31/2013                          15.36613.646435
12/31/2014                          13.64613.763404
12/31/2015                          13.76313.099367
2.25%
12/31/2007                          N/A11.8440
12/31/2008                          11.84410.763114
12/31/2009                          10.76312.459291
12/31/2010                          12.45913.170339
12/31/2011                          13.17014.382453
12/31/2012                          14.38215.292456
12/31/2013                          15.29213.573381
12/31/2014                          13.57313.683298
12/31/2015                          13.68313.016246
2.30%
12/31/2009                          N/A12.4182
12/31/2010                          12.41813.1194
12/31/2011                          13.11914.3196
12/31/2012                          14.31915.2184
12/31/2013                          15.21813.5013
12/31/2014                          13.50113.6033
12/31/2015                          13.60312.9343
2.35%
12/31/2007                          N/A11.7890
12/31/2008                          11.78910.702431
12/31/2009                          10.70212.376953
12/31/2010                          12.37613.069940
12/31/2011                          13.06914.257994
12/31/2012                          14.25715.1451009
12/31/2013                          15.14513.429731
12/31/2014                          13.42913.524672
12/31/2015                          13.52412.852579
2.40%
12/31/2007                          N/A11.7610
12/31/2008                          11.76110.672160
12/31/2009                          10.67212.335264
12/31/2010                          12.33513.019286
12/31/2011                          13.01914.196398
12/31/2012                          14.19615.071455
12/31/2013                          15.07113.358223
12/31/2014                          13.35813.445167
12/31/2015                          13.44512.771153
2.45%
12/31/2007                          N/A11.7340
12/31/2008                          11.73410.641137
12/31/2009                          10.64112.294207
12/31/2010                          12.29412.969204
12/31/2011                          12.96914.134265
12/31/2012                          14.13414.999261
12/31/2013                          14.99913.287220
12/31/2014                          13.28713.367180
12/31/2015                          13.36712.690159

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007                          N/A11.7060
12/31/2008                          11.70610.611284
12/31/2009                          10.61112.253849
12/31/2010                          12.25312.920693
12/31/2011                          12.92014.073814
12/31/2012                          14.07314.926863
12/31/2013                          14.92613.216615
12/31/2014                          13.21613.289571
12/31/2015                          13.28912.610502
2.55%
12/31/2007                          N/A11.6790
12/31/2008                          11.67910.58187
12/31/2009                          10.58112.212200
12/31/2010                          12.21212.870191
12/31/2011                          12.87014.012233
12/31/2012                          14.01214.854234
12/31/2013                          14.85413.145158
12/31/2014                          13.14513.212126
12/31/2015                          13.21212.53195
2.60%
12/31/2007                          N/A11.6520
12/31/2008                          11.65210.551135
12/31/2009                          10.55112.171336
12/31/2010                          12.17112.821264
12/31/2011                          12.82113.952441
12/31/2012                          13.95214.782382
12/31/2013                          14.78213.075298
12/31/2014                          13.07513.135264
12/31/2015                          13.13512.451254
2.65%
12/31/2007                          N/A11.6250
12/31/2008                          11.62510.521330
12/31/2009                          10.52112.131715
12/31/2010                          12.13112.772706
12/31/2011                          12.77213.891727
12/31/2012                          13.89114.711695
12/31/2013                          14.71113.006484
12/31/2014                          13.00613.058411
12/31/2015                          13.05812.373350
2.70%
12/31/2007                          N/A11.5980
12/31/2008                          11.59810.49126
12/31/2009                          10.49112.090100
12/31/2010                          12.09012.72391
12/31/2011                          12.72313.83187
12/31/2012                          13.83114.64081
12/31/2013                          14.64012.93665
12/31/2014                          12.93612.98255
12/31/2015                          12.98212.29450
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
100

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007                          N/A11.5700
12/31/2008                          11.57010.46221
12/31/2009                          10.46212.050198
12/31/2010                          12.05012.674170
12/31/2011                          12.67413.771213
12/31/2012                          13.77114.569221
12/31/2013                          14.56912.868175
12/31/2014                          12.86812.907162
12/31/2015                          12.90712.217166
2.80%
12/31/2007                          N/A11.5430
12/31/2008                          11.54310.43237
12/31/2009                          10.43212.010164
12/31/2010                          12.01012.625171
12/31/2011                          12.62513.712212
12/31/2012                          13.71214.499223
12/31/2013                          14.49912.799124
12/31/2014                          12.79912.831112
12/31/2015                          12.83112.14097
2.85%
12/31/2007                          N/A11.5160
12/31/2008                          11.51610.40311
12/31/2009                          10.40311.97041
12/31/2010                          11.97012.57743
12/31/2011                          12.57713.65239
12/31/2012                          13.65214.42940
12/31/2013                          14.42912.73128
12/31/2014                          12.73112.75714
12/31/2015                          12.75712.06318
2.90%
12/31/2007                          N/A11.4900
12/31/2008                          11.49010.37322
12/31/2009                          10.37311.930134
12/31/2010                          11.93012.529156
12/31/2011                          12.52913.593103
12/31/2012                          13.59314.359109
12/31/2013                          14.35912.66367
12/31/2014                          12.66312.68271
12/31/2015                          12.68211.98767
2.95%
12/31/2007                          N/A11.4630
12/31/2008                          11.46310.34421
12/31/2009                          10.34411.89068
12/31/2010                          11.89012.48197
12/31/2011                          12.48113.534134
12/31/2012                          13.53414.290100
12/31/2013                          14.29012.59642
12/31/2014                          12.59612.60841
12/31/2015                          12.60811.91139

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008                          N/A10.3143
12/31/2009                          10.31411.85119
12/31/2010                          11.85112.43320
12/31/2011                          12.43313.47636
12/31/2012                          13.47614.22128
12/31/2013                          14.22112.52928
12/31/2014                          12.52912.53512
12/31/2015                          12.53511.8359
3.05%
12/31/2009                          N/A11.81188
12/31/2010                          11.81112.385100
12/31/2011                          12.38513.41762
12/31/2012                          13.41714.15276
12/31/2013                          14.15212.46239
12/31/2014                          12.46212.46239
12/31/2015                          12.46211.76147
3.10%
12/31/2009                          N/A11.77246
12/31/2010                          11.77212.33858
12/31/2011                          12.33813.35975
12/31/2012                          13.35914.08472
12/31/2013                          14.08412.39511
12/31/2014                          12.39512.38917
12/31/2015                          12.38911.68617
3.15%
12/31/2009                          N/A11.7323
12/31/2010                          11.73212.2913
12/31/2011                          12.29113.30257
12/31/2012                          13.30214.01623
12/31/2013                          14.01612.3298
12/31/2014                          12.32912.3179
12/31/2015                          12.31711.61210
3.20%
12/31/2013                          N/A16.3840
12/31/2014                          16.38416.3601
12/31/2015                          16.36015.4162
3.25%
12/31/2013                          N/A16.2670
12/31/2014                          16.26716.2350
12/31/2015                          16.23515.2910
3.30%
12/31/2013                          N/A12.1330
12/31/2014                          12.13312.1030
12/31/2015                          12.10311.3940
3.35%
12/31/2013                          N/A16.0360
12/31/2014                          16.03615.9890
12/31/2015                          15.98915.0440
3.40%
12/31/2013                          N/A15.9220
12/31/2014                          15.92215.8670
12/31/2015                          15.86714.9220

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
101

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT StocksPLUS Global Portfolio
1.65%
12/31/2010                          N/A10.32020
12/31/2011                          10.3209.672449
12/31/2012                          9.67210.443521
12/31/2013                          10.44312.244466
12/31/2014                          12.24412.152375
12/31/2015                          12.15210.876286
1.70%
12/31/2010                          N/A10.31612
12/31/2011                          10.3169.664727
12/31/2012                          9.66410.429718
12/31/2013                          10.42912.221686
12/31/2014                          12.22112.124535
12/31/2015                          12.12410.845430
1.75%
12/31/2010                          N/A10.3131
12/31/2011                          10.3139.65674
12/31/2012                          9.65610.41544
12/31/2013                          10.41512.19932
12/31/2014                          12.19912.09526
12/31/2015                          12.09510.81410
1.80%
12/31/2010                          N/A10.3093
12/31/2011                          10.3099.648756
12/31/2012                          9.64810.401721
12/31/2013                          10.40112.176601
12/31/2014                          12.17612.067561
12/31/2015                          12.06710.783436
1.95%
12/31/2010                          N/A10.2996
12/31/2011                          10.2999.624586
12/31/2012                          9.62410.359565
12/31/2013                          10.35912.109508
12/31/2014                          12.10911.983398
12/31/2015                          11.98310.692346
2.05%
12/31/2010                          N/A10.2920
12/31/2011                          10.2929.608371
12/31/2012                          9.60810.332367
12/31/2013                          10.33212.065259
12/31/2014                          12.06511.927211
12/31/2015                          11.92710.631149
2.10%
12/31/2010                          N/A10.2894
12/31/2011                          10.2899.600999
12/31/2012                          9.60010.318871
12/31/2013                          10.31812.043757
12/31/2014                          12.04311.899667
12/31/2015                          11.89910.601753
2.15%
12/31/2010                          N/A10.2851
12/31/2011                          10.2859.59249
12/31/2012                          9.59210.30448
12/31/2013                          10.30412.02144
12/31/2014                          12.02111.87144
12/31/2015                          11.87110.57131

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2010                          N/A10.2822
12/31/2011                          10.2829.5841048
12/31/2012                          9.58410.2901042
12/31/2013                          10.29011.998921
12/31/2014                          11.99811.844817
12/31/2015                          11.84410.541725
2.25%
12/31/2010                          N/A10.2780
12/31/2011                          10.2789.576733
12/31/2012                          9.57610.276700
12/31/2013                          10.27611.976604
12/31/2014                          11.97611.816511
12/31/2015                          11.81610.511471
2.30%
12/31/2010                          N/A10.2750
12/31/2011                          10.2759.5681
12/31/2012                          9.56810.2632
12/31/2013                          10.26311.9541
12/31/2014                          11.95411.7881
12/31/2015                          11.78810.4811
2.35%
12/31/2010                          N/A10.27113
12/31/2011                          10.2719.5601293
12/31/2012                          9.56010.2491251
12/31/2013                          10.24911.9321072
12/31/2014                          11.93211.761941
12/31/2015                          11.76110.452880
2.40%
12/31/2010                          N/A10.2680
12/31/2011                          10.2689.552571
12/31/2012                          9.55210.235560
12/31/2013                          10.23511.911495
12/31/2014                          11.91111.733463
12/31/2015                          11.73310.422435
2.45%
12/31/2010                          N/A10.2640
12/31/2011                          10.2649.544357
12/31/2012                          9.54410.222350
12/31/2013                          10.22211.889255
12/31/2014                          11.88911.706229
12/31/2015                          11.70610.393228
2.50%
12/31/2010                          N/A10.2611
12/31/2011                          10.2619.536880
12/31/2012                          9.53610.208848
12/31/2013                          10.20811.867780
12/31/2014                          11.86711.679692
12/31/2015                          11.67910.363663
2.55%
12/31/2010                          N/A10.2570
12/31/2011                          10.2579.528614
12/31/2012                          9.52810.194588
12/31/2013                          10.19411.845556
12/31/2014                          11.84511.651495
12/31/2015                          11.65110.334451
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
102

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2010                          N/A10.2541
12/31/2011                          10.2549.520378
12/31/2012                          9.52010.181415
12/31/2013                          10.18111.823354
12/31/2014                          11.82311.624366
12/31/2015                          11.62410.304348
2.65%
12/31/2010                          N/A10.2500
12/31/2011                          10.2509.512618
12/31/2012                          9.51210.167547
12/31/2013                          10.16711.802469
12/31/2014                          11.80211.597413
12/31/2015                          11.59710.275387
2.70%
12/31/2010                          N/A10.2470
12/31/2011                          10.2479.50493
12/31/2012                          9.50410.15366
12/31/2013                          10.15311.78050
12/31/2014                          11.78011.57038
12/31/2015                          11.57010.24639
2.75%
12/31/2010                          N/A10.2440
12/31/2011                          10.2449.496142
12/31/2012                          9.49610.140140
12/31/2013                          10.14011.758146
12/31/2014                          11.75811.543162
12/31/2015                          11.54310.217154
2.80%
12/31/2010                          N/A10.2400
12/31/2011                          10.2409.488173
12/31/2012                          9.48810.126130
12/31/2013                          10.12611.73799
12/31/2014                          11.73711.51682
12/31/2015                          11.51610.18882
2.85%
12/31/2010                          N/A10.2370
12/31/2011                          10.2379.48078
12/31/2012                          9.48010.11376
12/31/2013                          10.11311.71555
12/31/2014                          11.71511.48937
12/31/2015                          11.48910.15937
2.90%
12/31/2010                          N/A10.23312
12/31/2011                          10.2339.472138
12/31/2012                          9.47210.099105
12/31/2013                          10.09911.69498
12/31/2014                          11.69411.462111
12/31/2015                          11.46210.130118
2.95%
12/31/2010                          N/A10.2300
12/31/2011                          10.2309.46470
12/31/2012                          9.46410.08668
12/31/2013                          10.08611.67260
12/31/2014                          11.67211.43527
12/31/2015                          11.43510.10227

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2010                          N/A10.2260
12/31/2011                          10.2269.4571
12/31/2012                          9.45710.0721
12/31/2013                          10.07211.65116
12/31/2014                          11.65111.40916
12/31/2015                          11.40910.07317
3.05%
12/31/2013                          N/A11.46915
12/31/2014                          11.46911.22530
12/31/2015                          11.2259.90645
3.10%
12/31/2013                          N/A11.4480
12/31/2014                          11.44811.1991
12/31/2015                          11.1999.8781
3.15%
12/31/2013                          N/A11.4278
12/31/2014                          11.42711.17215
12/31/2015                          11.1729.85027
3.20%
12/31/2013                          N/A11.4054
12/31/2014                          11.40511.1464
12/31/2015                          11.1469.8222
3.25%
12/31/2013                          N/A11.3840
12/31/2014                          11.38411.1200
12/31/2015                          11.1209.7930
3.30%
12/31/2013                          N/A11.3630
12/31/2014                          11.36311.0936
12/31/2015                          11.0939.76512
3.35%
12/31/2013                          N/A11.3420
12/31/2014                          11.34211.0670
12/31/2015                          11.0679.7370
3.40%
12/31/2013                          N/A11.3200
12/31/2014                          11.32011.0410
12/31/2015                          11.0419.7100
PIMCO VIT Total Return Portfolio
1.65%
12/31/2007                          N/A14.69283
12/31/2008                          14.69215.144164
12/31/2009                          15.14416.993297
12/31/2010                          16.99318.0712652
12/31/2011                          18.07118.4184938
12/31/2012                          18.41819.8557327
12/31/2013                          19.85519.1475991
12/31/2014                          19.14719.6405404
12/31/2015                          19.64019.4064606
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
103

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2007                          N/A14.634558
12/31/2008                          14.63415.077281
12/31/2009                          15.07716.909528
12/31/2010                          16.90917.9732580
12/31/2011                          17.97318.3094031
12/31/2012                          18.30919.7276253
12/31/2013                          19.72719.0146260
12/31/2014                          19.01419.4945909
12/31/2015                          19.49419.2525579
1.75%
12/31/2009                          N/A16.37127
12/31/2010                          16.37117.392277
12/31/2011                          17.39217.709574
12/31/2012                          17.70919.071859
12/31/2013                          19.07118.372565
12/31/2014                          18.37218.827474
12/31/2015                          18.82718.583374
1.80%
12/31/2008                          N/A14.943292
12/31/2009                          14.94316.7421092
12/31/2010                          16.74217.7781173
12/31/2011                          17.77818.0921299
12/31/2012                          18.09219.4741408
12/31/2013                          19.47418.7511390
12/31/2014                          18.75119.2051383
12/31/2015                          19.20518.9481212
1.95%
12/31/2007                          N/A14.3477
12/31/2008                          14.34714.74435
12/31/2009                          14.74416.494584
12/31/2010                          16.49417.4891306
12/31/2011                          17.48917.7712037
12/31/2012                          17.77119.1002731
12/31/2013                          19.10018.3642123
12/31/2014                          18.36418.7801808
12/31/2015                          18.78018.5001681
2.05%
12/31/2008                          N/A14.613189
12/31/2009                          14.61316.331765
12/31/2010                          16.33117.299758
12/31/2011                          17.29917.561960
12/31/2012                          17.56118.8541046
12/31/2013                          18.85418.110702
12/31/2014                          18.11018.502693
12/31/2015                          18.50218.208765
2.10%
12/31/2007                          N/A14.1770
12/31/2008                          14.17714.548308
12/31/2009                          14.54816.251854
12/31/2010                          16.25117.204886
12/31/2011                          17.20417.4561249
12/31/2012                          17.45618.7331354
12/31/2013                          18.73317.9841026
12/31/2014                          17.98418.364764
12/31/2015                          18.36418.064685

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008                          N/A14.4846
12/31/2009                          14.48416.17064
12/31/2010                          16.17017.11151
12/31/2011                          17.11117.35347
12/31/2012                          17.35318.61258
12/31/2013                          18.61217.85942
12/31/2014                          17.85918.22835
12/31/2015                          18.22817.92015
2.20%
12/31/2007                          N/A14.0650
12/31/2008                          14.06514.419484
12/31/2009                          14.41916.0901080
12/31/2010                          16.09017.0181121
12/31/2011                          17.01817.2491051
12/31/2012                          17.24918.4921033
12/31/2013                          18.49217.735960
12/31/2014                          17.73518.092856
12/31/2015                          18.09217.778788
2.25%
12/31/2007                          N/A14.0100
12/31/2008                          14.01014.355198
12/31/2009                          14.35516.010713
12/31/2010                          16.01016.925801
12/31/2011                          16.92517.147802
12/31/2012                          17.14718.373908
12/31/2013                          18.37317.612861
12/31/2014                          17.61217.958761
12/31/2015                          17.95817.637704
2.30%
12/31/2009                          N/A15.93127
12/31/2010                          15.93116.83320
12/31/2011                          16.83317.04518
12/31/2012                          17.04518.25521
12/31/2013                          18.25517.49015
12/31/2014                          17.49017.82418
12/31/2015                          17.82417.49717
2.35%
12/31/2007                          N/A13.8990
12/31/2008                          13.89914.227636
12/31/2009                          14.22715.8522395
12/31/2010                          15.85216.7412345
12/31/2011                          16.74116.9442177
12/31/2012                          16.94418.1372109
12/31/2013                          18.13717.3681770
12/31/2014                          17.36817.6911550
12/31/2015                          17.69117.3581478
2.40%
12/31/2007                          N/A13.8440
12/31/2008                          13.84414.164998
12/31/2009                          14.16415.774626
12/31/2010                          15.77416.650752
12/31/2011                          16.65016.843724
12/31/2012                          16.84318.020989
12/31/2013                          18.02017.248520
12/31/2014                          17.24817.560403
12/31/2015                          17.56017.221479
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
104

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2007                          N/A13.7900
12/31/2008                          13.79014.101275
12/31/2009                          14.10115.696649
12/31/2010                          15.69616.559785
12/31/2011                          16.55916.743776
12/31/2012                          16.74317.904784
12/31/2013                          17.90417.128537
12/31/2014                          17.12817.429462
12/31/2015                          17.42917.084433
2.50%
12/31/2007                          N/A13.7350
12/31/2008                          13.73514.038291
12/31/2009                          14.03815.6181704
12/31/2010                          15.61816.4691713
12/31/2011                          16.46916.6431619
12/31/2012                          16.64317.7891701
12/31/2013                          17.78917.0091374
12/31/2014                          17.00917.3001198
12/31/2015                          17.30016.9491058
2.55%
12/31/2007                          N/A13.6810
12/31/2008                          13.68113.97664
12/31/2009                          13.97615.541358
12/31/2010                          15.54116.379360
12/31/2011                          16.37916.544333
12/31/2012                          16.54417.674346
12/31/2013                          17.67416.891243
12/31/2014                          16.89117.171170
12/31/2015                          17.17116.814129
2.60%
12/31/2007                          N/A13.6270
12/31/2008                          13.62713.913356
12/31/2009                          13.91315.4641021
12/31/2010                          15.46416.2901194
12/31/2011                          16.29016.4461270
12/31/2012                          16.44617.5601235
12/31/2013                          17.56016.774857
12/31/2014                          16.77417.043767
12/31/2015                          17.04316.681824
2.65%
12/31/2007                          N/A13.5730
12/31/2008                          13.57313.851302
12/31/2009                          13.85115.3871086
12/31/2010                          15.38716.2011125
12/31/2011                          16.20116.3481084
12/31/2012                          16.34817.4471056
12/31/2013                          17.44716.658844
12/31/2014                          16.65816.917721
12/31/2015                          16.91716.549621

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2007                          N/A13.5190
12/31/2008                          13.51913.79053
12/31/2009                          13.79015.311190
12/31/2010                          15.31116.113191
12/31/2011                          16.11316.251186
12/31/2012                          16.25117.335160
12/31/2013                          17.33516.542136
12/31/2014                          16.54216.791127
12/31/2015                          16.79116.41783
2.75%
12/31/2007                          N/A13.4660
12/31/2008                          13.46613.72851
12/31/2009                          13.72815.235471
12/31/2010                          15.23516.025517
12/31/2011                          16.02516.155455
12/31/2012                          16.15517.223453
12/31/2013                          17.22316.427383
12/31/2014                          16.42716.666358
12/31/2015                          16.66616.287417
2.80%
12/31/2007                          N/A13.4130
12/31/2008                          13.41313.66756
12/31/2009                          13.66715.160373
12/31/2010                          15.16015.938392
12/31/2011                          15.93816.059447
12/31/2012                          16.05917.112486
12/31/2013                          17.11216.313354
12/31/2014                          16.31316.542310
12/31/2015                          16.54216.158282
2.85%
12/31/2007                          N/A13.3600
12/31/2008                          13.36013.60614
12/31/2009                          13.60615.08552
12/31/2010                          15.08515.85158
12/31/2011                          15.85115.96358
12/31/2012                          15.96317.00268
12/31/2013                          17.00216.20054
12/31/2014                          16.20016.41961
12/31/2015                          16.41916.03094
2.90%
12/31/2007                          N/A13.3070
12/31/2008                          13.30713.54636
12/31/2009                          13.54615.010246
12/31/2010                          15.01015.765295
12/31/2011                          15.76515.868221
12/31/2012                          15.86816.892222
12/31/2013                          16.89216.088165
12/31/2014                          16.08816.297186
12/31/2015                          16.29715.902172
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
105

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2007                          N/A13.2540
12/31/2008                          13.25413.48623
12/31/2009                          13.48614.936133
12/31/2010                          14.93615.679232
12/31/2011                          15.67915.774250
12/31/2012                          15.77416.784253
12/31/2013                          16.78415.976186
12/31/2014                          15.97616.176209
12/31/2015                          16.17615.77690
3.00%
12/31/2008                          N/A13.4252
12/31/2009                          13.42514.86228
12/31/2010                          14.86215.59324
12/31/2011                          15.59315.68038
12/31/2012                          15.68016.67536
12/31/2013                          16.67515.86522
12/31/2014                          15.86516.05529
12/31/2015                          16.05515.65132
3.05%
12/31/2009                          N/A14.788132
12/31/2010                          14.78815.508140
12/31/2011                          15.50815.587118
12/31/2012                          15.58716.568118
12/31/2013                          16.56815.75583
12/31/2014                          15.75515.936122
12/31/2015                          15.93615.527116
3.10%
12/31/2009                          N/A14.71542
12/31/2010                          14.71515.42453
12/31/2011                          15.42415.49424
12/31/2012                          15.49416.46124
12/31/2013                          16.46115.64619
12/31/2014                          15.64615.81817
12/31/2015                          15.81815.40417
3.15%
12/31/2009                          N/A14.6427
12/31/2010                          14.64215.3408
12/31/2011                          15.34015.40210
12/31/2012                          15.40216.35529
12/31/2013                          16.35515.53716
12/31/2014                          15.53715.70025
12/31/2015                          15.70015.28229
3.20%
12/31/2013                          N/A15.6400
12/31/2014                          15.64015.7961
12/31/2015                          15.79615.3682
3.25%
12/31/2013                          N/A15.5150
12/31/2014                          15.51515.6620
12/31/2015                          15.66215.2300
3.30%
12/31/2013                          N/A14.1300
12/31/2014                          14.13014.2561
12/31/2015                          14.25613.8565

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
12/31/2013                          N/A15.2680
12/31/2014                          15.26815.3980
12/31/2015                          15.39814.9581
3.40%
12/31/2013                          N/A15.1470
12/31/2014                          15.14715.2670
12/31/2015                          15.26714.8230
PIMCO VIT Unconstrained Bond Portfolio
1.65%
12/31/2011                          N/A9.786691
12/31/2012                          9.78610.3701579
12/31/2013                          10.37010.0872640
12/31/2014                          10.08710.2242419
12/31/2015                          10.2249.8872082
1.70%
12/31/2011                          N/A9.782366
12/31/2012                          9.78210.3621258
12/31/2013                          10.36210.0731859
12/31/2014                          10.07310.2051984
12/31/2015                          10.2059.8642031
1.75%
12/31/2011                          N/A9.779204
12/31/2012                          9.77910.353156
12/31/2013                          10.35310.060276
12/31/2014                          10.06010.186266
12/31/2015                          10.1869.841132
1.80%
12/31/2011                          N/A9.77655
12/31/2012                          9.77610.34498
12/31/2013                          10.34410.046180
12/31/2014                          10.04610.167163
12/31/2015                          10.1679.81892
1.95%
12/31/2011                          N/A9.766120
12/31/2012                          9.76610.318353
12/31/2013                          10.31810.006945
12/31/2014                          10.00610.112888
12/31/2015                          10.1129.749825
2.05%
12/31/2011                          N/A9.75920
12/31/2012                          9.75910.30134
12/31/2013                          10.3019.979166
12/31/2014                          9.97910.074123
12/31/2015                          10.0749.704101
2.10%
12/31/2011                          N/A9.75622
12/31/2012                          9.75610.29284
12/31/2013                          10.2929.966100
12/31/2014                          9.96610.056264
12/31/2015                          10.0569.681103
2.15%
12/31/2011                          N/A9.7538
12/31/2012                          9.75310.28415
12/31/2013                          10.2849.95215
12/31/2014                          9.95210.03715
12/31/2015                          10.0379.65815
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
106

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2011                          N/A9.75024
12/31/2012                          9.75010.27549
12/31/2013                          10.2759.939134
12/31/2014                          9.93910.01997
12/31/2015                          10.0199.636128
2.25%
12/31/2011                          N/A9.74645
12/31/2012                          9.74610.26748
12/31/2013                          10.2679.92688
12/31/2014                          9.92610.00180
12/31/2015                          10.0019.61370
2.30%
12/31/2011                          N/A9.7430
12/31/2012                          9.74310.2589
12/31/2013                          10.2589.91310
12/31/2014                          9.9139.98211
12/31/2015                          9.9829.59110
2.35%
12/31/2011                          N/A9.74046
12/31/2012                          9.74010.249118
12/31/2013                          10.2499.899202
12/31/2014                          9.8999.964119
12/31/2015                          9.9649.568108
2.40%
12/31/2011                          N/A9.7364
12/31/2012                          9.73610.24125
12/31/2013                          10.2419.886124
12/31/2014                          9.8869.94635
12/31/2015                          9.9469.54638
2.45%
12/31/2011                          N/A9.7332
12/31/2012                          9.73310.23212
12/31/2013                          10.2329.873293
12/31/2014                          9.8739.927279
12/31/2015                          9.9279.524250
2.50%
12/31/2011                          N/A9.73039
12/31/2012                          9.73010.224140
12/31/2013                          10.2249.860184
12/31/2014                          9.8609.909139
12/31/2015                          9.9099.501104
2.55%
12/31/2011                          N/A9.7278
12/31/2012                          9.72710.21516
12/31/2013                          10.2159.84634
12/31/2014                          9.8469.89147
12/31/2015                          9.8919.47936
2.60%
12/31/2011                          N/A9.72328
12/31/2012                          9.72310.20668
12/31/2013                          10.2069.833368
12/31/2014                          9.8339.873319
12/31/2015                          9.8739.457221

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2011                          N/A9.72013
12/31/2012                          9.72010.19816
12/31/2013                          10.1989.820135
12/31/2014                          9.8209.855112
12/31/2015                          9.8559.43587
2.70%
12/31/2011                          N/A9.7171
12/31/2012                          9.71710.1897
12/31/2013                          10.1899.8073
12/31/2014                          9.8079.8373
12/31/2015                          9.8379.4133
2.75%
12/31/2011                          N/A9.7148
12/31/2012                          9.71410.18124
12/31/2013                          10.1819.79420
12/31/2014                          9.7949.81818
12/31/2015                          9.8189.39116
2.80%
12/31/2011                          N/A9.71019
12/31/2012                          9.71010.17238
12/31/2013                          10.1729.78135
12/31/2014                          9.7819.80023
12/31/2015                          9.8009.36923
2.85%
12/31/2011                          N/A9.7070
12/31/2012                          9.70710.1640
12/31/2013                          10.1649.7683
12/31/2014                          9.7689.7825
12/31/2015                          9.7829.3477
2.90%
12/31/2011                          N/A9.7046
12/31/2012                          9.70410.15518
12/31/2013                          10.1559.75560
12/31/2014                          9.7559.76430
12/31/2015                          9.7649.32535
2.95%
12/31/2011                          N/A9.70110
12/31/2012                          9.70110.14710
12/31/2013                          10.1479.74213
12/31/2014                          9.7429.74716
12/31/2015                          9.7479.30416
3.00%
12/31/2011                          N/A9.6970
12/31/2012                          9.69710.1383
12/31/2013                          10.1389.7299
12/31/2014                          9.7299.7293
12/31/2015                          9.7299.2820
3.05%
12/31/2011                          N/A9.6940
12/31/2012                          9.69410.1302
12/31/2013                          10.1309.71633
12/31/2014                          9.7169.7110
12/31/2015                          9.7119.2600
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
107

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2011                          N/A9.6910
12/31/2012                          9.69110.1213
12/31/2013                          10.1219.7030
12/31/2014                          9.7039.6930
12/31/2015                          9.6939.2380
3.15%
12/31/2011                          N/A9.6880
12/31/2012                          9.68810.1130
12/31/2013                          10.1139.6901
12/31/2014                          9.6909.6751
12/31/2015                          9.6759.2171
3.20%
12/31/2013                          N/A9.6720
12/31/2014                          9.6729.6520
12/31/2015                          9.6529.1910
3.25%
12/31/2013                          N/A9.6590
12/31/2014                          9.6599.6350
12/31/2015                          9.6359.1690
3.30%
12/31/2013                          N/A9.6460
12/31/2014                          9.6469.6170
12/31/2015                          9.6179.1481
3.35%
12/31/2013                          N/A9.6330
12/31/2014                          9.6339.5990
12/31/2015                          9.5999.1260
3.40%
12/31/2013                          N/A9.6200
12/31/2014                          9.6209.5810
12/31/2015                          9.5819.1050
RCM Dynamic Multi-Asset Plus VIT Portfolio
1.65%
12/31/2015                          N/A9.18518
1.70%
12/31/2015                          N/A9.18224
1.75%
12/31/2015                          N/A9.1790
1.95%
12/31/2015                          N/A9.1662
2.05%
12/31/2015                          N/A9.1600
Templeton Global Bond VIP Fund
1.65%
12/31/2007                          N/A30.93156
12/31/2008                          30.93132.31256
12/31/2009                          32.31237.72174
12/31/2010                          37.72142.464606
12/31/2011                          42.46441.4071362
12/31/2012                          41.40746.8621918
12/31/2013                          46.86246.8461962
12/31/2014                          46.84646.9241868
12/31/2015                          46.92444.1691652

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2007                          N/A30.65096
12/31/2008                          30.65032.00293
12/31/2009                          32.00237.340106
12/31/2010                          37.34042.015511
12/31/2011                          42.01540.9491122
12/31/2012                          40.94946.3201613
12/31/2013                          46.32046.2811943
12/31/2014                          46.28146.3351930
12/31/2015                          46.33543.5931883
1.75%
12/31/2009                          N/A36.9642
12/31/2010                          36.96441.57042
12/31/2011                          41.57040.495136
12/31/2012                          40.49545.784149
12/31/2013                          45.78445.722147
12/31/2014                          45.72245.753177
12/31/2015                          45.75343.024143
1.80%
12/31/2008                          N/A31.30671
12/31/2009                          31.30636.492142
12/31/2010                          36.49241.019194
12/31/2011                          41.01939.938214
12/31/2012                          39.93845.131233
12/31/2013                          45.13145.048274
12/31/2014                          45.04845.055286
12/31/2015                          45.05542.347277
1.95%
12/31/2007                          N/A29.28215
12/31/2008                          29.28230.49717
12/31/2009                          30.49735.36389
12/31/2010                          35.36339.690220
12/31/2011                          39.69038.587424
12/31/2012                          38.58743.538616
12/31/2013                          43.53843.393588
12/31/2014                          43.39343.335569
12/31/2015                          43.33540.669641
2.05%
12/31/2008                          N/A29.78362
12/31/2009                          29.78334.630198
12/31/2010                          34.63038.828249
12/31/2011                          38.82837.711306
12/31/2012                          37.71142.508336
12/31/2013                          42.50842.323290
12/31/2014                          42.32342.225271
12/31/2015                          42.22539.587135
2.10%
12/31/2007                          N/A28.4910
12/31/2008                          28.49129.62886
12/31/2009                          29.62834.433176
12/31/2010                          34.43338.588187
12/31/2011                          38.58837.460194
12/31/2012                          37.46042.203188
12/31/2013                          42.20341.999208
12/31/2014                          41.99941.880190
12/31/2015                          41.88039.244178
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
108

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008                          N/A29.1945
12/31/2009                          29.19433.91217
12/31/2010                          33.91237.98518
12/31/2011                          37.98536.85617
12/31/2012                          36.85641.5014
12/31/2013                          41.50141.2804
12/31/2014                          41.28041.1434
12/31/2015                          41.14338.5353
2.20%
12/31/2007                          N/A27.8230
12/31/2008                          27.82328.905115
12/31/2009                          28.90533.558213
12/31/2010                          33.55837.571249
12/31/2011                          37.57136.435266
12/31/2012                          36.43541.007287
12/31/2013                          41.00740.769248
12/31/2014                          40.76940.612226
12/31/2015                          40.61238.019202
2.25%
12/31/2007                          N/A27.7210
12/31/2008                          27.72128.78435
12/31/2009                          28.78433.402129
12/31/2010                          33.40237.377174
12/31/2011                          37.37736.229182
12/31/2012                          36.22940.755199
12/31/2013                          40.75540.497188
12/31/2014                          40.49740.322184
12/31/2015                          40.32237.728156
2.30%
12/31/2009                          N/A32.8621
12/31/2010                          32.86236.7552
12/31/2011                          36.75535.6090
12/31/2012                          35.60940.0370
12/31/2013                          40.03739.7640
12/31/2014                          39.76439.5720
12/31/2015                          39.57237.0080
2.35%
12/31/2007                          N/A27.0430
12/31/2008                          27.04328.053105
12/31/2009                          28.05332.520359
12/31/2010                          32.52036.354395
12/31/2011                          36.35435.202425
12/31/2012                          35.20239.560415
12/31/2013                          39.56039.271388
12/31/2014                          39.27139.062345
12/31/2015                          39.06236.512304
2.40%
12/31/2007                          N/A26.9710
12/31/2008                          26.97127.96448
12/31/2009                          27.96432.40190
12/31/2010                          32.40136.203124
12/31/2011                          36.20335.039152
12/31/2012                          35.03939.357200
12/31/2013                          39.35739.049131
12/31/2014                          39.04938.822124
12/31/2015                          38.82236.270110

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2007                          N/A26.5350
12/31/2008                          26.53527.49869
12/31/2009                          27.49831.84698
12/31/2010                          31.84635.565121
12/31/2011                          35.56534.404102
12/31/2012                          34.40438.62492
12/31/2013                          38.62438.30396
12/31/2014                          38.30338.06180
12/31/2015                          38.06135.54168
2.50%
12/31/2007                          N/A26.2850
12/31/2008                          26.28527.22585
12/31/2009                          27.22531.514285
12/31/2010                          31.51435.176366
12/31/2011                          35.17634.011338
12/31/2012                          34.01138.164381
12/31/2013                          38.16437.828332
12/31/2014                          37.82837.570294
12/31/2015                          37.57035.065230
2.55%
12/31/2007                          N/A26.2430
12/31/2008                          26.24327.16829
12/31/2009                          27.16831.43195
12/31/2010                          31.43135.06697
12/31/2011                          35.06633.88899
12/31/2012                          33.88838.00792
12/31/2013                          38.00737.65383
12/31/2014                          37.65337.37875
12/31/2015                          37.37834.86968
2.60%
12/31/2007                          N/A25.7920
12/31/2008                          25.79226.68877
12/31/2009                          26.68830.861204
12/31/2010                          30.86134.413225
12/31/2011                          34.41333.240223
12/31/2012                          33.24037.261208
12/31/2013                          37.26136.896216
12/31/2014                          36.89636.608214
12/31/2015                          36.60834.133165
2.65%
12/31/2007                          N/A25.5490
12/31/2008                          25.54926.42356
12/31/2009                          26.42330.539131
12/31/2010                          30.53934.037165
12/31/2011                          34.03732.861165
12/31/2012                          32.86136.817175
12/31/2013                          36.81736.438167
12/31/2014                          36.43836.136146
12/31/2015                          36.13633.676127
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
109

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2007                          N/A25.5330
12/31/2008                          25.53326.39419
12/31/2009                          26.39430.49056
12/31/2010                          30.49033.96564
12/31/2011                          33.96532.77541
12/31/2012                          32.77536.70338
12/31/2013                          36.70336.30738
12/31/2014                          36.30735.98827
12/31/2015                          35.98833.52124
2.75%
12/31/2007                          N/A25.0690
12/31/2008                          25.06925.9019
12/31/2009                          25.90129.90676
12/31/2010                          29.90633.29869
12/31/2011                          33.29832.11579
12/31/2012                          32.11535.94691
12/31/2013                          35.94635.54086
12/31/2014                          35.54035.21085
12/31/2015                          35.21032.78091
2.80%
12/31/2007                          N/A24.8330
12/31/2008                          24.83325.64416
12/31/2009                          25.64429.594100
12/31/2010                          29.59432.934128
12/31/2011                          32.93431.749138
12/31/2012                          31.74935.518143
12/31/2013                          35.51835.099153
12/31/2014                          35.09934.756126
12/31/2015                          34.75632.342112
2.85%
12/31/2007                          N/A24.8430
12/31/2008                          24.84325.6422
12/31/2009                          25.64229.5779
12/31/2010                          29.57732.89917
12/31/2011                          32.89931.69820
12/31/2012                          31.69835.44420
12/31/2013                          35.44435.00916
12/31/2014                          35.00934.64916
12/31/2015                          34.64932.22621
2.90%
12/31/2007                          N/A24.3670
12/31/2008                          24.36725.1379
12/31/2009                          25.13728.98150
12/31/2010                          28.98132.21964
12/31/2011                          32.21931.02863
12/31/2012                          31.02834.677102
12/31/2013                          34.67734.23460
12/31/2014                          34.23433.86553
12/31/2015                          33.86531.48151

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2007                          N/A24.1370
12/31/2008                          24.13724.8883
12/31/2009                          24.88828.67933
12/31/2010                          28.67931.86853
12/31/2011                          31.86830.67456
12/31/2012                          30.67434.26463
12/31/2013                          34.26433.81041
12/31/2014                          33.81033.42934
12/31/2015                          33.42931.06025
3.00%
12/31/2008                          N/A24.6410
12/31/2009                          24.64128.3802
12/31/2010                          28.38031.5205
12/31/2011                          31.52030.3245
12/31/2012                          30.32433.8567
12/31/2013                          33.85633.3919
12/31/2014                          33.39132.99818
12/31/2015                          32.99830.6449
3.05%
12/31/2009                          N/A28.08421
12/31/2010                          28.08431.17621
12/31/2011                          31.17629.97825
12/31/2012                          29.97833.45373
12/31/2013                          33.45332.97723
12/31/2014                          32.97732.57223
12/31/2015                          32.57230.23422
3.10%
12/31/2009                          N/A27.79110
12/31/2010                          27.79130.8359
12/31/2011                          30.83529.6366
12/31/2012                          29.63633.0557
12/31/2013                          33.05532.5687
12/31/2014                          32.56832.1529
12/31/2015                          32.15229.8299
3.15%
12/31/2009                          N/A27.5022
12/31/2010                          27.50230.4991
12/31/2011                          30.49929.2982
12/31/2012                          29.29832.6612
12/31/2013                          32.66132.1644
12/31/2014                          32.16431.7386
12/31/2015                          31.73829.4305
3.20%
12/31/2013                          N/A31.0911
12/31/2014                          31.09130.6632
12/31/2015                          30.66328.4191
3.25%
12/31/2013                          N/A30.7050
12/31/2014                          30.70530.2680
12/31/2015                          30.26828.0390
3.30%
12/31/2013                          N/A30.9820
12/31/2014                          30.98230.5262
12/31/2015                          30.52628.2642
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
110

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.35%
12/31/2013                          N/A29.9480
12/31/2014                          29.94829.4920
12/31/2015                          29.49227.2920
3.40%
12/31/2013                          N/A29.5760
12/31/2014                          29.57629.1110
12/31/2015                          29.11126.9270
Templeton Growth VIP Fund
1.65%
12/31/2007                          N/A28.536245
12/31/2008                          28.53616.189260
12/31/2009                          16.18920.87730
12/31/2010                          20.87722.05374
12/31/2011                          22.05320.180168
12/31/2012                          20.18024.030210
12/31/2013                          24.03030.921206
12/31/2014                          30.92129.559186
12/31/2015                          29.55927.189142
1.70%
12/31/2007                          N/A28.340292
12/31/2008                          28.34016.069378
12/31/2009                          16.06920.712116
12/31/2010                          20.71221.869151
12/31/2011                          21.86920.001235
12/31/2012                          20.00123.805313
12/31/2013                          23.80530.616329
12/31/2014                          30.61629.253303
12/31/2015                          29.25326.894261
1.75%
12/31/2009                          N/A20.5500
12/31/2010                          20.55021.6873
12/31/2011                          21.68719.8258
12/31/2012                          19.82523.5837
12/31/2013                          23.58330.3168
12/31/2014                          30.31628.9516
12/31/2015                          28.95126.6045
1.80%
12/31/2008                          N/A15.833153
12/31/2009                          15.83320.387261
12/31/2010                          20.38721.504288
12/31/2011                          21.50419.648279
12/31/2012                          19.64823.361269
12/31/2013                          23.36130.015203
12/31/2014                          30.01528.650197
12/31/2015                          28.65026.314156
1.95%
12/31/2007                          N/A27.37851
12/31/2008                          27.37815.48551
12/31/2009                          15.48519.90988
12/31/2010                          19.90920.969117
12/31/2011                          20.96919.130144
12/31/2012                          19.13022.711153
12/31/2013                          22.71129.136141
12/31/2014                          29.13627.769131
12/31/2015                          27.76925.467106

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008                          N/A15.25747
12/31/2009                          15.25719.59764
12/31/2010                          19.59720.61970
12/31/2011                          20.61918.79372
12/31/2012                          18.79322.28862
12/31/2013                          22.28828.56538
12/31/2014                          28.56527.19741
12/31/2015                          27.19724.91724
2.10%
12/31/2007                          N/A26.8170
12/31/2008                          26.81715.145251
12/31/2009                          15.14519.443526
12/31/2010                          19.44320.446530
12/31/2011                          20.44618.626481
12/31/2012                          18.62622.079449
12/31/2013                          22.07928.283369
12/31/2014                          28.28326.916352
12/31/2015                          26.91624.647378
2.15%
12/31/2008                          N/A15.0332
12/31/2009                          15.03319.2905
12/31/2010                          19.29020.2756
12/31/2011                          20.27518.4611
12/31/2012                          18.46121.8721
12/31/2013                          21.87228.0040
12/31/2014                          28.00426.6371
12/31/2015                          26.63724.3790
2.20%
12/31/2007                          N/A26.4490
12/31/2008                          26.44914.922257
12/31/2009                          14.92219.138379
12/31/2010                          19.13820.105380
12/31/2011                          20.10518.297410
12/31/2012                          18.29721.667365
12/31/2013                          21.66727.728381
12/31/2014                          27.72826.361373
12/31/2015                          26.36124.115311
2.25%
12/31/2007                          N/A26.2670
12/31/2008                          26.26714.812165
12/31/2009                          14.81218.987357
12/31/2010                          18.98719.937356
12/31/2011                          19.93718.135359
12/31/2012                          18.13521.464353
12/31/2013                          21.46427.455273
12/31/2014                          27.45526.088268
12/31/2015                          26.08823.853218
2.30%
12/31/2009                          N/A18.8383
12/31/2010                          18.83819.7704
12/31/2011                          19.77017.9742
12/31/2012                          17.97421.2632
12/31/2013                          21.26327.1842
12/31/2014                          27.18425.8181
12/31/2015                          25.81823.5952
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
111

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007                          N/A25.9070
12/31/2008                          25.90714.594298
12/31/2009                          14.59418.689513
12/31/2010                          18.68919.605496
12/31/2011                          19.60517.815466
12/31/2012                          17.81521.064431
12/31/2013                          21.06426.916397
12/31/2014                          26.91625.551393
12/31/2015                          25.55123.339362
2.40%
12/31/2007                          N/A25.7290
12/31/2008                          25.72914.487139
12/31/2009                          14.48718.542335
12/31/2010                          18.54219.441339
12/31/2011                          19.44117.657282
12/31/2012                          17.65720.867251
12/31/2013                          20.86726.651248
12/31/2014                          26.65125.286245
12/31/2015                          25.28623.085174
2.45%
12/31/2007                          N/A25.5510
12/31/2008                          25.55114.380101
12/31/2009                          14.38018.396151
12/31/2010                          18.39619.278171
12/31/2011                          19.27817.500154
12/31/2012                          17.50020.672123
12/31/2013                          20.67226.388104
12/31/2014                          26.38825.02591
12/31/2015                          25.02522.83573
2.50%
12/31/2007                          N/A25.3760
12/31/2008                          25.37614.274233
12/31/2009                          14.27418.251376
12/31/2010                          18.25119.117368
12/31/2011                          19.11717.345382
12/31/2012                          17.34520.478364
12/31/2013                          20.47826.128336
12/31/2014                          26.12824.765284
12/31/2015                          24.76522.587260
2.55%
12/31/2007                          N/A25.2010
12/31/2008                          25.20114.16877
12/31/2009                          14.16818.107209
12/31/2010                          18.10718.957209
12/31/2011                          18.95717.192195
12/31/2012                          17.19220.286174
12/31/2013                          20.28625.870152
12/31/2014                          25.87024.509146
12/31/2015                          24.50922.342127

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007                          N/A25.0280
12/31/2008                          25.02814.06463
12/31/2009                          14.06417.965112
12/31/2010                          17.96518.798154
12/31/2011                          18.79817.039106
12/31/2012                          17.03920.096100
12/31/2013                          20.09625.615162
12/31/2014                          25.61524.255182
12/31/2015                          24.25522.100153
2.65%
12/31/2007                          N/A24.8550
12/31/2008                          24.85513.960104
12/31/2009                          13.96017.823213
12/31/2010                          17.82318.640201
12/31/2011                          18.64016.888197
12/31/2012                          16.88819.908199
12/31/2013                          19.90825.363156
12/31/2014                          25.36324.004151
12/31/2015                          24.00421.860140
2.70%
12/31/2007                          N/A24.6840
12/31/2008                          24.68413.85710
12/31/2009                          13.85717.68343
12/31/2010                          17.68318.48441
12/31/2011                          18.48416.73840
12/31/2012                          16.73819.72236
12/31/2013                          19.72225.11332
12/31/2014                          25.11323.75626
12/31/2015                          23.75621.62322
2.75%
12/31/2007                          N/A24.5150
12/31/2008                          24.51513.75518
12/31/2009                          13.75517.54461
12/31/2010                          17.54418.33044
12/31/2011                          18.33016.59051
12/31/2012                          16.59019.53744
12/31/2013                          19.53724.86565
12/31/2014                          24.86523.51092
12/31/2015                          23.51021.388107
2.80%
12/31/2007                          N/A24.3460
12/31/2008                          24.34613.65330
12/31/2009                          13.65317.40658
12/31/2010                          17.40618.17637
12/31/2011                          18.17616.44340
12/31/2012                          16.44319.35443
12/31/2013                          19.35424.62035
12/31/2014                          24.62023.26629
12/31/2015                          23.26621.15618
Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
112

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2007                          N/A24.1780
12/31/2008                          24.17813.5525
12/31/2009                          13.55217.26840
12/31/2010                          17.26818.02437
12/31/2011                          18.02416.29729
12/31/2012                          16.29719.17326
12/31/2013                          19.17324.37733
12/31/2014                          24.37723.02540
12/31/2015                          23.02520.92740
2.90%
12/31/2007                          N/A24.0120
12/31/2008                          24.01213.45219
12/31/2009                          13.45217.13231
12/31/2010                          17.13217.87333
12/31/2011                          17.87316.15333
12/31/2012                          16.15318.99331
12/31/2013                          18.99324.13729
12/31/2014                          24.13722.78748
12/31/2015                          22.78720.70051
2.95%
12/31/2007                          N/A23.8470
12/31/2008                          23.84713.35315
12/31/2009                          13.35316.99825
12/31/2010                          16.99817.72426
12/31/2011                          17.72416.00926
12/31/2012                          16.00918.81633
12/31/2013                          18.81623.89933
12/31/2014                          23.89922.55129
12/31/2015                          22.55120.47525
3.00%
12/31/2008                          N/A13.2550
12/31/2009                          13.25516.8642
12/31/2010                          16.86417.5750
12/31/2011                          17.57515.8670
12/31/2012                          15.86718.6390
12/31/2013                          18.63923.6637
12/31/2014                          23.66322.31711
12/31/2015                          22.31720.25313

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2009                          N/A16.7311
12/31/2010                          16.73117.4280
12/31/2011                          17.42815.7270
12/31/2012                          15.72718.4650
12/31/2013                          18.46523.43012
12/31/2014                          23.43022.08620
12/31/2015                          22.08620.03325
3.10%
12/31/2009                          N/A16.5990
12/31/2010                          16.59917.2820
12/31/2011                          17.28215.5870
12/31/2012                          15.58718.2920
12/31/2013                          18.29223.1990
12/31/2014                          23.19921.8580
12/31/2015                          21.85819.8161
3.15%
12/31/2009                          N/A16.4681
12/31/2010                          16.46817.1370
12/31/2011                          17.13715.4490
12/31/2012                          15.44918.1210
12/31/2013                          18.12122.9709
12/31/2014                          22.97021.63116
12/31/2015                          21.63119.60111
3.20%
12/31/2013                          N/A23.8283
12/31/2014                          23.82822.4283
12/31/2015                          22.42820.3124
3.25%
12/31/2013                          N/A23.5931
12/31/2014                          23.59322.1951
12/31/2015                          22.19520.0921
3.30%
12/31/2013                          N/A22.2970
12/31/2014                          22.29720.9664
12/31/2015                          20.96618.9708
3.35%
12/31/2013                          N/A23.1290
12/31/2014                          23.12921.7384
12/31/2015                          21.73819.6584
3.40%
12/31/2013                          N/A22.9010
12/31/2014                          22.90121.5120
12/31/2015                          21.51219.4450

Allianz VisionSM Variable Annuity Statement of Additional Information – October 17, 2016
113

PART C – OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2015 and 2014
3.	Consolidated Statements of Operations – Years ended December 31, 2015, 2014, and 2013
4.	Consolidated Statements of Comprehensive Income (Loss) – Years ended December 31, 2015, 2014, and 2013
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2015, 2014, and 2013
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2015, 2014, and 2013
7.	Notes to Consolidated Financial Statements – December 31, 2015 and 2014
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2015
3.	Statements of Operations – For the year ended December 31, 2015
4.	Statements of Changes in Net Assets – For the year ended December 31, 2015 and 2014
5.	Notes to the Financial Statements – December 31, 2015
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's initial filing on Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
 (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

c.
Schedule Pages-S40776-01 to S40813 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

d.
Schedule Page-S40841 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

e.
Schedule Pages-Investment Options-S40796-01 to S40805-DP combined incorporated by reference as exhibit EX-99.B4.f from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

f.
Schedule Page- Investment Options-S40843 for Income Focus (01.12) incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

g.
Asset Allocation Rider-S40741-02 and S40766-02 combined incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

h.
Asset Allocation Rider- S40766-03 and Investment Options -S40789-3 for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012..

i.
Income Protector (08.09) Rider-S40799 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

j.
Income Protector Charge Lock Option Rider-S40882 and Contract Schedule-S40884 incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

k.
Investment Protector (08.09) Rider-S40800 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

l.
Income Focus (01.12) Rider -S40840 incorporated by reference as exhibit EX-99.B4.i. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

m.
Income Focus Charge Lock Option Rider-S40881 and Contract Schedule-S40883 incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

n.
Waiver of Withdrawal Charge Rider-S40749 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

o.
Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814 incorporated by reference as exhibit EX-99.B4.p. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

p.
Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

q.
Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

r.
IRA Endorsement-S40014 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

s.
Unisex Endorsement-(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

t.
Pension Plan and Profit Sharing Plan Endorsement-S20205 incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

u.
403(b) Endorsement-S30072(4-99) incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

5.	a.
Application for Ind. Var. Annuity Contract-F60000 incorporated by reference as exhibit EX-99.B5.a. from Registrant's initial filing on Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 27, 2010.

b.
Application for Ind. Var. Annuity Contract- F60001 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 3 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on December 20, 2011.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	g.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 9/3/2015, incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

h.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

	i.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

j.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.

	k.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	l.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

m.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	n.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	o.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

	p.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

q.
Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.v. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

	r.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	s.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.s. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

t.
Service Agreement between Allianz Life Insurance Company of North America, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.w. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

u.
Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ag. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	v.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ah. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	w.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Fund Distributors, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

x.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

y.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

z.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	aa.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	ab.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on October 17, 2011.

	ac.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ad.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	ae.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

af.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012..

	ag.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

	ah.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ai.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	aj.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ak.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

al.
Participation Agreement between Allianz Life Insurance Company of North America, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated April 28, 2014, incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

am.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	an.	-
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

9.**	Opinion and Consent of Counsel
10.**	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney-Giulio Terzariol, incorporated by reference as exhibit EX-99.B13. from Pre-Effective Amendment No.1 to Registrant's Form N-4/A (File Nos. 333-171427 and 811-05618), electronically filed on April 7, 2011.

b.
Power of Attorney-Walter R. White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on February 16, 2012.

c.
Power of Attorney-Ronald M. Clark and David L. Conway incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 10, 2014.

d.
Power of Attorney-Jay S. Ralph, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.

e.
Power of Attorney-Udo Frank and William E. Gaumond, incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 19, 2016.

**	To be filed by amendment

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
Giulio Terzariol	Director
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, Secretary and General Counsel
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Cathy A. Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Brent M. Hipsher	Vice President, Controller
Patrick L. Nelson	Vice President, Chief Suitability Officer
Jay S. Ralph Koeniginstrasse 28 Munich 80802 Germany	Director and Chairman of the Board
Udo Frank 8 Camino Del Diablo Orinda, CA 94563	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
David L. Conway 1043 Thornberry Creek Drive Oneida, WI 54155	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of June 30, 2016, there were 100,512 qualified and 38,224 non-qualified Allianz Vision Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name		Positions and Offices with Underwriter
Robert DeChellis		Governor, Chief Executive Officer, President and Chief Manager
Thomas Burns		Governor
Catherine A. Mahone		Governor
William E. Gaumond		Governor
Jeffrey P. Pruitt		Vice President, Chief Compliance Officer
Jennifer D. Presnell		Chief Financial Officer and Treasurer
Corey Walther		Chief Operating Officer
Kristine M. Lord-Krahn		Chief Legal Officer and Secretary
Jennifer Sosniecki		Money Laundering Prevention Officer
Tracy M. Haddy		Assistant Secretary

For the period 1-1-2015 to 12-31-2015
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$224,176,680.19	$0	$0	$0
The $224,176,680.19 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 19th day of July, 2016.
ALLIANZ LIFE VARIABLE ACCOUNT B
 (Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: WALTER R. WHITE(2)
Walter R. White
 President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19th day of July, 2016.
Signature	Title
Giulio Terzariol(1)	Director
Walter R. White(2)	Director, President & Chief Executive Officer
Ronald M. Clark(3)	Director
David L. Conway(3)	Director
Jay S. Ralph(4)	Director and Chairman of the Board
Udo Frank(5)	Director
William E. Gaumond(5)	Director, Senior Vice President and Chief Financial Officer
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Pre-Effective Amendment No.1 to Registrant's Form N-4/A (File Nos. 333-171427 and 811-05618), electronically filed on April 7, 2011.
(2)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618), electronically filed on February 16, 2012.
(3)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on January 10, 2014.
(4)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on February 13, 2015.
(5)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618) electronically filed on April 19, 2016.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 25
 TO FORM N-4
(FILE NOS. 333-171427 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel (To be filed by amendment)
EX-99.B10.	Consent of Independent Registered Public Accounting Firm (To be filed by amendment)